File No. 333-142084
Filed on April 28, 2017	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	16	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	31	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
350 Park Avenue, 14th Floor, New York, New York 10022
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
1-800-355-4570
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2017, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2017, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2017

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013	32-70131-00 2017/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7TwelveTM Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2017

V7013	Protected by U.S. Patent No. 7,251,623 B1.	32-70131-00 2017/05/01

•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)
•	Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)
•	Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)
•	Ivy VIP Energy (formerly Ivy Funds VIP Energy)
•	Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)
•	Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)
•	Ivy VIP Growth (formerly Ivy Funds VIP Growth)
•	Ivy VIP High Income (formerly Ivy Funds VIP High Income)
•	Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)
•	Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)
•	Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)
•	Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)
•	Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)
•	Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)
•	Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)
•	Ivy VIP Value (formerly Ivy Funds VIP Value)
•	Janus Aspen Enterprise

2

•	Janus Aspen Forty
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Janus Aspen Research (formerly Janus Aspen Janus Portfolio)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio[3]
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return[2]
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth

3

•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff &Phelps International Series (formerly Virtus International Series)
•	Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)
•	Virtus Equity Trend Series (formerly Virtus Equity Trend)
•	Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series)
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”
2	Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See the discussion of Closed Subaccounts under Allocation of Purchase Payments.”
3	The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2017, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”)  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

7

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the
8

necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.
The Separate Account and the Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You
9

may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider.

10

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

11

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.00%	0.20%
Annual Administration Charge[2]	0.65%	0.65%
Maximum Annual Charge for Optional Riders[3]	0.50%	0.50%
Total Separate Account Annual Expenses	1.15%	1.35%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”

2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 0.50% annually.

12

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.15%	15.24%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.15%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2016.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$685	$3,454	$5,636	$9,476
If you do not surrender or you annuitize your Contract	$228	$3,224	$5,575	$9,476
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$248	$3,268	$5,628	$9,513

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$592	$ 708	$ 813	$1,568
If you do not surrender or you annuitize your Contract	$132	$ 412	$ 713	$1,568
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$153	$ 474	$ 818	$1,791

13

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the  Underlying  Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company ’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and  is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

14

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may
15

obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

16

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit provided by rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which
17

may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your   then current Return of Premium Death , the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

18

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and
•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 2 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
•
If you elect this rider, you must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

19

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after
20

the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs proportionally to the other Subaccounts you have selected, unless your scheduled transfers under the Dollar Cost Averaging and Asset Reallocation Programs have been terminated due to the closing of a Subaccount. See “Closed Subaccounts” below.
Closed Subaccounts . The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount (the “American Century Subaccount”) on May 1, 2015, your Contract Value will remain invested in the American Century Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century Subaccount, subject to transfer restrictions. Automatic allocations to the American Century Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
If you had Contract Value in the Lord Abbett Series Value Opportunities VC Subaccount (the “Lord Abbett Subaccount”) on April 4, 2017, your Contract Value will remain invested in the Lord Abbett Subaccount. The Lord Abbett Series Value Opportunities intends to liquidate on or about June 30, 2017. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the Lord Abbett Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The BlackRock Global Opportunities V.I. Subaccount (the “BlackRock Subaccount”) will close on or about May 1, 2017. If you have Contract

21

Value in the BlackRock Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 15, 2017. After the BlackRock Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount (the “JPMorgan Subaccount”) will close on or about May 17, 2017. If you have Contract Value in the JPMorgan Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the JPMorgan Subaccount. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. After the JPMorgan Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the JPMorgan Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold your Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Total Return Subaccount – Administrative Class, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Total Return. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.
If you had in effect an automatic allocation to any of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
PIMCO VIT Total Return Subaccount – Administrative Class	April 4, 2011
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Value Opportunities VC	April 4, 2017
BlackRock Global Opportunities V.I.	May 1, 2017
JPMorgan Insurance Trust Intrepid MidCap Portfolio	May 17, 2017

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the
22

Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically
23

transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;

24

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners or Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days

25

Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days

26

Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Advantus Real Estate Securities, Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Dividend Opportunities, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value , Janus Aspen Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio [1] , JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days

27

Subaccount	Transfer Block Restriction (# of Calendar Days)
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days

28

Subaccount	Transfer Block Restriction (# of Calendar Days)
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus Equity Trend Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

29

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the  Probabilities, Redwood and Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,

30

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the
31

NYSE to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off” time). Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or
32

premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. . If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”

33

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary
34

designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
 The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

35

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

36

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment
37

adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments
38

will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity
39

payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation
40

Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and
41

received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

42

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is
43

based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying
44

Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons , ” “Diversification Standards,” And “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once
45

the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

46

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan,
47

to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.

48

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 in 2017. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax
49

on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 401, 403(b), governmental 457 plan or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
A 401, 403(b) or governmental 457plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals
50

from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to
51

some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of
52

any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

53

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015, and 2014, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $852, $7,030, and $6,096, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are
54

not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return
55

on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

56

METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio		Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investments
American Century VP International	II	Seeks capital growth.	American Century Investments

57

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC

58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio	Institutional	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Small Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	Institutional	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Eaton Vance VT Floating‑Rate Income	Initial	Provide a high level of current income.	Eaton Vance Mgmt.

59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited, and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers, Inc.

60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
			Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP

61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. Intl.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisors Inc

62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisors Inc
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisors Inc
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisors Inc
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisors Inc
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisors Inc
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisors Inc
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Advantus Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Dividend Opportunities		Provide total return.	Ivy Investment Mgmt. Co.

63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio[1]	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC

64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC

65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value	I	Seeks long-term growth of capital.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO

66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam Investment Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC

67

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments

68

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

69

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments

70

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

71

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

72

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investment Mgmt. Co.
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.

73

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Mgmt. Co. LLP, Vanguard Quantitative Equity Group
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP, William Blair Investment Mgmt., LLC, Jackson Square Partners, LLC

74

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard® VIF REIT Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Equity Index Group
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Partners, Vanguard Quantitative Equity Group
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers	Kanye Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisers	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt. LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

75

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

76

APPENDIX A
Condensed Financial Information|

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016.
Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2016	8.78	9.27	0	8.83	9.33	0
	2015	9.81	8.78	0	9.85	8.83	0
	2014	10.19	9.81	0	10.20	9.85	0
	2013[4]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2016	9.56	9.55	0	9.59	9.60	0
	2015	10.03	9.56	0	10.04	9.59	0
	2014[5]	10.00	10.03	0	10.00	10.04	0
AB VPS Global Thematic Growth	2016	11.44	10.96	0	11.51	11.05	0
	2015	11.54	11.44	0	11.59	11.51	0
	2014	11.40	11.54	0	11.42	11.59	0
	2013[3]	10.00	11.40	0	10.00	11.42	0
AB VPS Growth and Income	2016	12.69	13.61	0	12.76	13.72	0
	2015	12.95	12.69	1,570	13.00	12.76	0
	2014	12.26	12.95	0	12.29	13.00	0
	2013[3]	10.00	12.26	0	10.00	12.29	0
AB VPS Small/Mid Cap Value	2016	11.78	14.20	0	11.85	14.31	0
	2015	12.93	11.78	0	12.98	11.85	0
	2014	12.28	12.93	0	12.30	12.98	0
	2013[3]	10.00	12.28	1,011	10.00	12.30	0
Alger Capital Appreciation	2016	14.99	14.51	17,519	15.13	14.68	0
	2015	14.65	14.99	19,471	14.76	15.13	0
	2014	13.36	14.65	19,046	13.44	14.76	0
	2013	10.26	13.36	10,284	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011[2]	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2016	13.15	12.55	0	13.28	12.70	0
	2015	13.43	13.15	0	13.53	13.28	0
	2014	12.57	13.43	0	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[2]	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2016	6.89	9.38	14,891	6.93	9.45	0
	2015	11.50	6.89	8,862	11.54	6.93	0
	2014	10.64	11.50	8,216	10.65	11.54	0
	2013[4]	10.00	10.64	0	10.00	10.65	0
American Century VP Income & Growth	2016	13.44	14.70	9,331	13.57	14.87	0
	2015	14.79	13.44	9,538	14.90	13.57	0
	2014	13.63	14.79	8,821	13.71	14.90	0
	2013	10.41	13.63	7,772	10.45	13.71	0
	2012	9.42	10.41	6,586	9.43	10.45	0
	2011[2]	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2016	8.43	8.50	1,011	8.48	8.57	0
	2015	8.95	8.43	0	8.98	8.48	0
	2014	8.96	8.95	0	8.98	8.98	0
	2013[3]	10.00	8.96	0	10.00	8.98	0

A-1

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Century VP International	2016	9.98	9.11	0	10.08	9.22	0
	2015	10.28	9.98	0	10.36	10.08	0
	2014	11.28	10.28	0	11.34	10.36	0
	2013	9.55	11.28	0	9.59	11.34	0
	2012	8.17	9.55	0	8.18	9.59	0
	2011[2]	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2016	13.80	16.36	1,988	13.93	16.55	0
	2015	14.51	13.80	2,687	14.62	13.93	0
	2014	12.92	14.51	8,288	13.00	14.62	0
	2013	10.30	12.92	6,406	10.33	13.00	0
	2012	9.17	10.30	377	9.19	10.33	0
	2011[2]	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2016	13.25	15.39	936	13.37	15.57	0
	2015	14.29	13.25	908	14.40	13.37	0
	2014	13.10	14.29	0	13.17	14.40	0
	2013	10.31	13.10	0	10.35	13.17	0
	2012	9.32	10.31	0	9.33	10.35	0
	2011[2]	10.00	9.32	0	10.00	9.33	0
American Funds IS® Asset Allocation	2016	9.95	10.49	0	9.98	10.55	0
	2015	10.18	9.95	0	10.20	9.98	0
	2014[5]	10.00	10.18	0	10.00	10.20	0
American Funds IS® Blue Chip Income and Growth	2016	10.13	11.60	4,183	10.17	11.66	0
	2015	10.84	10.13	555	10.85	10.17	0
	2014[5]	10.00	10.84	543	10.00	10.85	0
American Funds IS® Global Bond	2016	8.78	8.69	10,008	8.81	8.73	0
	2015	9.49	8.78	9,712	9.51	8.81	0
	2014[5]	10.00	9.49	0	10.00	9.51	0
American Funds IS® Global Growth	2016	10.47	10.15	1,199	10.50	10.20	0
	2015	10.16	10.47	1,163	10.17	10.50	0
	2014[5]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2016	9.54	9.86	0	9.57	9.92	0
	2015	10.04	9.54	0	10.05	9.57	0
	2014[5]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2016	9.58	9.42	0	9.61	9.47	0
	2015	9.91	9.58	0	9.93	9.61	0
	2014[5]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2016	10.93	11.53	3,216	10.97	11.60	0
	2015	10.62	10.93	4,954	10.63	10.97	0
	2014[5]	10.00	10.62	3,063	10.00	10.63	0
American Funds IS® Growth‑Income	2016	10.38	11.15	0	10.41	11.21	0
	2015	10.61	10.38	0	10.63	10.41	0
	2014[5]	10.00	10.61	0	10.00	10.63	0
American Funds IS® International	2016	8.67	8.65	0	8.70	8.69	0
	2015	9.42	8.67	2,086	9.44	8.70	0
	2014[5]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2016	8.32	8.14	7,793	8.35	8.18	0
	2015	9.15	8.32	7,563	9.16	8.35	0
	2014[5]	10.00	9.15	0	10.00	9.16	0

A-2

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS® Mortgage	2016	9.79	9.65	6,918	9.83	9.70	0
	2015	9.98	9.79	1,292	9.99	9.83	0
	2014[5]	10.00	9.98	0	10.00	9.99	0
American Funds IS® New World	2016	8.44	8.57	2,644	8.47	8.61	0
	2015	9.04	8.44	3,798	9.06	8.47	0
	2014[5]	10.00	9.04	0	10.00	9.06	0
American Funds IS® U.S. Government/AAA-Rated Securities	2016	9.75	9.51	8,460	9.78	9.56	0
	2015	9.96	9.75	1,405	9.97	9.78	0
	2014[5]	10.00	9.96	0	10.00	9.97	0
BlackRock Basic Value V.I.	2016	12.40	14.11	0	12.52	14.27	0
	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	0	12.99	13.78	0
	2013	9.71	12.92	0	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[2]	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2016	12.93	12.48	0	13.05	12.62	0
	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	0	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[2]	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2016	12.49	14.01	0	12.61	14.17	0
	2015	13.04	12.49	0	13.14	12.61	0
	2014	12.38	13.04	0	12.44	13.14	0
	2013	10.32	12.38	0	10.36	12.44	0
	2012	9.55	10.32	0	9.56	10.36	0
	2011[2]	10.00	9.55	0	10.00	9.56	0
BlackRock Global Allocation V.I.	2016	9.99	10.02	8,318	10.09	10.14	0
	2015	10.45	9.99	11,401	10.53	10.09	0
	2014	10.61	10.45	8,086	10.67	10.53	0
	2013	9.60	10.61	7,762	9.63	10.67	0
	2012	9.04	9.60	6,842	9.05	9.63	0
	2011[2]	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2016	10.23	10.21	0	10.32	10.33	0
	2015	10.54	10.23	0	10.62	10.32	0
	2014	11.41	10.54	0	11.47	10.62	0
	2013	9.12	11.41	0	9.15	11.47	0
	2012	8.26	9.12	0	8.27	9.15	0
	2011[2]	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2016	9.58	10.44	35,969	9.64	10.52	0
	2015	10.31	9.58	32,975	10.35	9.64	0
	2014	10.41	10.31	29,878	10.43	10.35	0
	2013[3]	10.00	10.41	10,460	10.00	10.43	0
BlackRock Large Cap Core V.I.	2016	13.29	14.15	0	13.42	14.32	0
	2015	13.72	13.29	0	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[2]	10.00	9.07	0	10.00	9.08	0

A-3

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Large Cap Growth V.I.	2016	14.10	14.65	0	14.24	14.82	0
	2015	14.24	14.10	0	14.35	14.24	0
	2014	12.93	14.24	0	13.00	14.35	0
	2013	10.02	12.93	0	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[2]	10.00	9.04	0	10.00	9.05	0
Deutsche Capital Growth VIP	2016	14.60	14.67	0	14.74	14.84	0
	2015	13.95	14.60	0	14.06	14.74	0
	2014	12.81	13.95	0	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[2]	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP	2016	14.40	15.33	967	14.53	15.51	0
	2015	14.20	14.40	1,276	14.31	14.53	0
	2014	13.18	14.20	0	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[2]	10.00	8.93	0	10.00	8.94	0
Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP )	2016	11.70	10.79	0	11.82	10.91	0
	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	0	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[2]	10.00	9.18	0	10.00	9.20	0
Deutsche Global Growth VIP	2016	9.67	9.66	0	9.76	9.77	0
	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	790
	2013	8.98	10.55	0	9.01	10.61	767
	2012	7.87	8.98	0	7.88	9.01	0
	2011[2]	10.00	7.87	0	10.00	7.88	0
Deutsche Global Small Cap VIP	2016	11.09	10.86	0	11.20	10.98	0
	2015	11.38	11.09	751	11.47	11.20	0
	2014	12.31	11.38	729	12.38	11.47	0
	2013	9.39	12.31	708	9.43	12.38	0
	2012	8.46	9.39	0	8.47	9.43	0
	2011[2]	10.00	8.46	0	10.00	8.47	0
Deutsche Government & Agency Securities VIP	2016	9.33	9.08	0	9.42	9.19	0
	2015	9.69	9.33	0	9.76	9.42	0
	2014	9.56	9.69	1,251	9.61	9.76	0
	2013	10.23	9.56	5,490	10.26	9.61	0
	2012	10.33	10.23	5,423	10.35	10.26	0
	2011[2]	10.00	10.33	0	10.00	10.35	0
Deutsche High Income VIP	2016	9.21	10.03	0	9.27	10.11	0
	2015	10.03	9.21	0	10.07	9.27	0
	2014	10.26	10.03	0	10.28	10.07	0
	2013[3]	10.00	10.26	0	10.00	10.28	0

A-4

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Deutsche Small Mid Cap Value VIP	2016	11.46	12.90	0	11.57	13.05	0
	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	0	9.22	12.02	0
	2012	8.39	9.19	0	8.40	9.22	0
	2011[2]	10.00	8.39	0	10.00	8.40	0
Dimensional VA Global Bond Portfolio	2016	9.35	9.15	255	9.40	9.22	0
	2015	9.57	9.35	6,337	9.60	9.40	0
	2014	9.66	9.57	18,516	9.68	9.60	0
	2013[3]	10.00	9.66	17,532	10.00	9.68	0
Dimensional VA International Small Portfolio	2016	10.77	11.01	6,150	10.84	11.10	0
	2015	10.58	10.77	3,188	10.62	10.84	0
	2014	11.67	10.58	13,017	11.69	10.62	0
	2013[3]	10.00	11.67	11,253	10.00	11.69	0
Dimensional VA International Value Portfolio	2016	8.91	9.35	12,998	8.96	9.43	0
	2015	9.95	8.91	19,873	9.99	8.96	0
	2014	11.14	9.95	8,107	11.16	9.99	0
	2013[3]	10.00	11.14	3,814	10.00	11.16	0
Dimensional VA Short‑Term Fixed Portfolio	2016	8.99	8.72	3,907	9.04	8.79	0
	2015	9.32	8.99	3,803	9.35	9.04	0
	2014	9.67	9.32	4,771	9.69	9.35	0
	2013[3]	10.00	9.67	2,612	10.00	9.69	0
Dimensional VA U.S. Large Value Portfolio	2016	12.21	13.97	58,891	12.29	14.08	0
	2015	13.14	12.21	55,143	13.19	12.29	0
	2014	12.52	13.14	33,188	12.54	13.19	0
	2013[3]	10.00	12.52	9,246	10.00	12.54	0
Dimensional VA U.S. Targeted Value Portfolio	2016	11.78	14.45	1,005	11.85	14.56	0
	2015	12.91	11.78	1,926	12.96	11.85	0
	2014	12.94	12.91	2,250	12.97	12.96	0
	2013[3]	10.00	12.94	704	10.00	12.97	0
Dreyfus IP Small Cap Stock Index	2016	12.22	14.84	5,104	12.29	14.96	0
	2015	12.95	12.22	2,380	13.00	12.29	0
	2014	12.75	12.95	4,904	12.77	13.00	0
	2013[3]	10.00	12.75	5,650	10.00	12.77	0
Dreyfus IP Technology Growth	2016	12.78	12.89	0	12.86	12.99	0
	2015	12.50	12.78	0	12.54	12.86	0
	2014	12.13	12.50	0	12.16	12.54	0
	2013[3]	10.00	12.13	0	10.00	12.16	0
Dreyfus Stock Index	2016	12.80	13.78	0	12.87	13.89	0
	2015	13.13	12.80	0	13.18	12.87	0
	2014	12.02	13.13	0	12.04	13.18	0
	2013[3]	10.00	12.02	0	10.00	12.04	0
Dreyfus VIF Appreciation	2016	10.87	11.31	0	10.94	11.40	0
	2015	11.57	10.87	0	11.62	10.94	0
	2014	11.11	11.57	0	11.13	11.62	0
	2013[3]	10.00	11.11	0	10.00	11.13	0
Dreyfus VIF International Value	2016	6.38	6.07	0	6.50	6.19	0
	2015	6.81	6.38	0	6.92	6.50	0
	2014	7.80	6.81	0	7.91	6.92	0
	2013[3]	10.00	7.80	0	10.00	7.91	0

A-5

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Eaton Vance VT Floating‑Rate Income	2016	9.35	9.84	4,332	9.38	9.89	0
	2015	9.77	9.35	4,347	9.78	9.38	0
	2014[5]	10.00	9.77	2,117	10.00	9.78	0
Federated Fund for U.S. Government Securities II	2016	10.08	9.89	2,856	10.26	10.09	0
	2015	10.38	10.08	4,005	10.54	10.26	0
	2014	10.27	10.38	10,108	10.41	10.54	0
	2013[3]	10.00	10.27	0	10.00	10.41	0
Federated High Income Bond II	2016	12.37	13.69	0	12.59	13.96	0
	2015	13.16	12.37	815	13.38	12.59	0
	2014	13.30	13.16	7,072	13.49	13.38	0
	2013	12.90	13.30	12,276	13.06	13.49	0
	2012	11.68	12.90	0	11.80	13.06	0
	2011	11.53	11.68	296	11.62	11.80	0
	2010	10.43	11.53	292	10.49	11.62	0
	2009	7.08	10.43	701	7.11	10.49	0
	2008	9.92	7.08	311	9.94	7.11	0
	2007[8]	10.00	9.92	0	10.00	9.94	0
Fidelity® VIP Balanced	2016	11.73	12.12	372	11.84	12.26	0
	2015	12.10	11.73	787	12.19	11.84	0
	2014	11.38	12.10	1,101	11.44	12.19	0
	2013	9.88	11.38	0	9.91	11.44	0
	2012	8.90	9.88	0	8.92	9.91	0
	2011[2]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2016	12.74	13.26	14,792	12.97	13.53	0
	2015	13.13	12.74	24,053	13.34	12.97	0
	2014	12.17	13.13	36,817	12.34	13.34	0
	2013	9.62	12.17	7,074	9.74	12.34	0
	2012	8.58	9.62	3,684	8.66	9.74	0
	2011	9.13	8.58	0	9.20	8.66	0
	2010	8.08	9.13	0	8.13	9.20	0
	2009	6.18	8.08	0	6.20	8.13	0
	2008	11.15	6.18	0	11.18	6.20	0
	2007[8]	10.00	11.15	0	10.00	11.18	0
Fidelity® VIP Disciplined Small Cap	2016	12.93	15.27	1,252	13.05	15.45	0
	2015	13.68	12.93	1,215	13.78	13.05	0
	2014	13.49	13.68	838	13.57	13.78	0
	2013	10.12	13.49	813	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[2]	10.00	8.84	0	10.00	8.85	0
Fidelity® VIP Emerging Markets	2016	8.37	8.33	1,529	8.42	8.39	0
	2015	9.66	8.37	3,117	9.70	8.42	0
	2014	9.89	9.66	3,312	9.91	9.70	0
	2013[3]	10.00	9.89	1,847	10.00	9.91	0
Fidelity® VIP Growth & Income	2016	13.83	15.47	4,103	13.96	15.65	1,778
	2015	14.69	13.83	1,282	14.80	13.96	1,894
	2014	13.79	14.69	3,350	13.87	14.80	1,839
	2013	10.71	13.79	0	10.75	13.87	1,784
	2012	9.38	10.71	0	9.39	10.75	0
	2011[2]	10.00	9.38	0	10.00	9.39	0

A-6

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Growth Opportunities	2016	13.89	13.42	24,765	14.14	13.69	0
	2015	13.46	13.89	24,294	13.86	14.14	0
	2014	12.61	13.46	21,151	12.79	13.86	0
	2013[3]	10.00	12.61	0	10.00	12.79	0
Fidelity® VIP High Income	2016	9.19	10.14	555	9.24	10.22	0
	2015	9.90	9.19	538	9.93	9.24	0
	2014	10.15	9.90	522	10.17	9.93	0
	2013[3]	10.00	10.15	0	10.00	10.17	0
Fidelity® VIP Index 500	2016	12.37	13.33	35,466	12.59	13.60	0
	2015	12.67	12.37	69,827	12.87	12.59	0
	2014	11.57	12.67	43,632	11.74	12.87	0
	2013	9.08	11.57	39,920	9.19	11.74	0
	2012	8.13	9.08	14,778	8.21	9.19	0
	2011	8.27	8.13	0	8.33	8.21	0
	2010	7.46	8.27	0	7.50	8.33	0
	2009	6.11	7.46	0	6.14	7.50	0
	2008	10.07	6.11	0	10.09	6.14	0
	2007[8]	10.00	10.07	0	10.00	10.09	0
Fidelity® VIP Investment-Grade Bond	2016	10.60	10.70	15,333	10.79	10.92	0
	2015	11.07	10.60	13,793	11.25	10.79	0
	2014	10.85	11.07	32,872	11.00	11.25	0
	2013	11.47	10.85	18,426	11.60	11.00	0
	2012	11.24	11.47	11,124	11.35	11.60	0
	2011	10.87	11.24	227	10.96	11.35	0
	2010	10.46	10.87	150	10.52	10.96	0
	2009	9.38	10.46	500	9.42	10.52	0
	2008	10.06	9.38	236	10.08	9.42	0
	2007[8]	10.00	10.06	0	10.00	10.08	0
Fidelity® VIP Mid Cap	2016	11.70	12.65	11,139	11.81	12.80	0
	2015	12.31	11.70	15,526	12.41	11.81	0
	2014	12.02	12.31	14,784	12.09	12.41	0
	2013	9.16	12.02	22,941	9.19	12.09	0
	2012	8.27	9.16	7,980	8.29	9.19	0
	2011[2]	10.00	8.27	0	10.00	8.29	0
Fidelity® VIP Overseas	2016	10.02	9.17	87	10.12	9.28	0
	2015	10.04	10.02	124	10.12	10.12	0
	2014	11.34	10.04	0	11.40	10.12	0
	2013	9.02	11.34	0	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[2]	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2016	13.67	13.93	7,611	13.80	14.09	15
	2015	13.68	13.67	8,775	13.78	13.80	117
	2014	10.91	13.68	8,593	10.97	13.78	1,616
	2013	11.11	10.91	7,696	11.15	10.97	1,593
	2012	9.72	11.11	3,300	9.74	11.15	1,569
	2011[2]	10.00	9.72	0	10.00	9.74	0

A-7

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Strategic Income	2016	9.66	10.08	2,773	9.75	10.20	0
	2015	10.20	9.66	3,607	10.28	9.75	0
	2014	10.21	10.20	44,877	10.27	10.28	0
	2013	10.57	10.21	3,345	10.61	10.27	0
	2012	9.92	10.57	3,966	9.94	10.61	0
	2011[2]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2016	9.95	9.91	0	9.95	9.93	0
	2015[7]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2016	12.67	11.88	0	12.79	12.02	0
	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	0	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[2]	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund	2016	13.06	14.08	5,661	13.18	14.24	0
	2015	13.64	13.06	5,494	13.74	13.18	0
	2014	12.93	13.64	0	13.01	13.74	0
	2013	10.33	12.93	0	10.37	13.01	0
	2012	9.53	10.33	0	9.54	10.37	0
	2011[2]	10.00	9.53	0	10.00	9.54	0
Franklin Income VIP Fund	2016	10.27	11.31	850	10.37	11.45	0
	2015	11.44	10.27	849	11.52	10.37	0
	2014	11.32	11.44	824	11.38	11.52	0
	2013	10.28	11.32	800	10.32	11.38	0
	2012	9.45	10.28	0	9.46	10.32	0
	2011[2]	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2016	13.75	13.05	0	13.89	13.20	0
	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	0	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[2]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2016	11.63	12.61	20,814	11.74	12.75	0
	2015	12.50	11.63	61,997	12.59	11.74	0
	2014	12.24	12.50	47,526	12.31	12.59	0
	2013	9.93	12.24	37,671	9.96	12.31	0
	2012	9.06	9.93	15,551	9.08	9.96	0
	2011[2]	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2016	11.85	13.29	1,742	11.96	13.44	0
	2015	12.90	11.85	1,690	13.00	11.96	0
	2014	12.47	12.90	1,640	12.54	13.00	0
	2013	10.06	12.47	0	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[2]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2016	13.07	14.66	7,065	13.20	14.83	0
	2015	14.05	13.07	7,471	14.15	13.20	0
	2014	13.37	14.05	7,043	13.45	14.15	0
	2013	10.67	13.37	6,435	10.71	13.45	0
	2012	9.87	10.67	1,091	9.88	10.71	0
	2011[2]	10.00	9.87	0	10.00	9.88	0

A-8

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Fund	2016	11.44	14.38	14,252	11.55	14.55	0
	2015	12.78	11.44	13,437	12.88	11.55	0
	2014	13.16	12.78	9,883	13.23	12.88	0
	2013	10.00	13.16	5,027	10.03	13.23	0
	2012	8.74	10.00	0	8.75	10.03	0
	2011[2]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2016	22.78	22.93	0	23.11	23.30	0
	2015	24.23	22.78	0	24.53	23.11	0
	2014	23.33	24.23	0	23.57	24.53	0
	2013	17.48	23.33	0	17.62	23.57	0
	2012	16.32	17.48	0	16.42	17.62	0
	2011	17.75	16.32	0	17.83	16.42	0
	2010	14.40	17.75	0	14.43	17.83	0
	2009	10.38	14.40	0	10.38	14.43	0
	2008[1]	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income VIP Fund	2016	9.66	10.08	413	9.76	10.19	0
	2015	10.41	9.66	2,036	10.49	9.76	0
	2014	10.58	10.41	4,072	10.63	10.49	0
	2013	10.60	10.58	3,411	10.63	10.63	0
	2012	9.73	10.60	0	9.74	10.63	0
	2011[2]	10.00	9.73	0	10.00	9.74	0
Franklin U.S. Government Securities VIP Fund	2016	9.25	9.00	5,891	9.34	9.10	0
	2015	9.53	9.25	5,153	9.60	9.34	0
	2014	9.54	9.53	0	9.60	9.60	0
	2013	10.11	9.54	0	10.14	9.60	0
	2012	10.27	10.11	0	10.28	10.14	0
	2011[2]	10.00	10.27	0	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2016	12.70	12.45	3,339	12.83	12.59	0
	2015	13.87	12.70	0	13.98	12.83	0
	2014	12.92	13.87	1,319	13.00	13.98	0
	2013	10.12	12.92	0	10.16	13.00	0
	2012	8.77	10.12	0	8.78	10.16	0
	2011[2]	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2016	9.27	9.05	29,009	9.36	9.15	0
	2015	9.64	9.27	33,517	9.71	9.36	0
	2014	9.99	9.64	56,874	10.04	9.71	0
	2013	10.30	9.99	35,103	10.33	10.04	0
	2012	10.37	10.30	0	10.39	10.33	0
	2011[2]	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2016	12.68	13.63	0	12.80	13.79	0
	2015	13.75	12.68	0	13.86	12.80	0
	2014	12.64	13.75	0	12.71	13.86	0
	2013	9.84	12.64	0	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	0
	2011[2]	10.00	8.58	0	10.00	8.59	0

A-9

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT Mid Cap Value	2016	11.97	13.10	0	12.08	13.25	0
	2015	13.69	11.97	0	13.80	12.08	0
	2014	12.51	13.69	771	12.58	13.80	0
	2013	9.77	12.51	0	9.80	12.58	0
	2012	8.56	9.77	0	8.57	9.80	0
	2011[2]	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2016	12.40	14.74	0	12.52	14.91	0
	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[2]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2016	14.88	14.62	0	15.02	14.79	0
	2015	14.93	14.88	0	15.05	15.02	0
	2014	13.63	14.93	0	13.71	15.05	0
	2013	10.69	13.63	0	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011[2]	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2016	9.67	9.07	0	9.76	9.18	0
	2015	9.93	9.67	0	10.01	9.76	0
	2014	11.14	9.93	0	11.20	10.01	0
	2013	9.32	11.14	0	9.35	11.20	0
	2012	7.98	9.32	0	7.99	9.35	0
	2011[2]	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2016	19.34	22.92	0	19.62	23.30	0
	2015	21.00	19.34	0	21.26	19.62	0
	2014	20.20	21.00	0	20.14	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008[1]	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF Floating Rate Strategies	2016	9.64	10.11	9,425	9.69	10.19	0
	2015	9.91	9.64	17,025	9.94	9.69	0
	2014	10.02	9.91	12,590	10.03	9.94	0
	2013[4]	10.00	10.02	8,501	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2016	6.39	5.26	0	6.49	5.35	0
	2015	6.72	6.39	9,936	6.81	6.49	0
	2014	6.21	6.72	4,125	6.27	6.81	0
	2013	6.26	6.21	2,022	6.32	6.27	0
	2012	7.30	6.26	0	7.35	6.32	0
	2011	8.27	7.30	0	8.31	7.35	0
	2010	8.88	8.27	0	8.90	8.31	0
	2009	9.57	8.88	0	9.57	8.90	0
	2008[1]	10.00	9.57	0	10.00	9.57	0

A-10

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF High Yield	2016	9.93	11.27	11,370	10.02	11.40	0
	2015	10.70	9.93	1,802	10.78	10.02	0
	2014	10.80	10.70	2,965	10.86	10.78	0
	2013	10.41	10.80	1,700	10.45	10.86	0
	2012	9.38	10.41	8,339	9.40	10.45	0
	2011[2]	10.00	9.38	0	10.00	9.40	0
Guggenheim VIF Large Cap Value	2016	18.08	21.20	98	18.34	21.55	1,747
	2015	19.72	18.08	96	19.96	18.34	1,860
	2014	18.64	19.72	0	18.83	19.96	1,507
	2013	14.62	18.64	0	14.74	18.83	1,462
	2012	13.09	14.62	0	13.18	14.74	0
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	0	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008[1]	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2016	8.93	8.69	6,471	9.10	8.86	0
	2015	9.13	8.93	7,742	9.28	9.10	0
	2014	9.20	9.13	5,582	9.33	9.28	0
	2013	8.10	9.20	2,569	8.20	9.33	0
	2012	8.03	8.10	0	8.11	8.20	0
	2011	8.90	8.03	0	8.97	8.11	0
	2010	8.28	8.90	0	8.33	8.97	0
	2009	6.74	8.28	0	6.76	8.33	0
	2008	11.76	6.74	130	11.78	6.76	0
	2007[8]	10.00	11.76	0	10.00	11.78	0
Guggenheim VIF Managed Asset Allocation	2016	11.39	11.88	0	11.49	12.02	0
	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[2]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2016	20.07	24.58	189	20.36	24.98	591
	2015	22.29	20.07	2,296	22.56	20.36	629
	2014	22.86	22.29	0	23.10	22.56	611
	2013	17.75	22.86	0	17.90	23.10	593
	2012	15.69	17.75	0	16.28	17.90	0
	2011	17.55	15.69	0	17.63	16.28	0
	2010	15.42	17.55	0	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008[1]	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2016	7.28	7.00	36,080	7.41	7.14	0
	2015	7.40	7.28	36,500	7.52	7.41	0
	2014	7.32	7.40	21,458	7.42	7.52	0
	2013	7.45	7.32	3,040	7.54	7.42	0
	2012	7.55	7.45	0	7.62	7.54	0
	2011	7.56	7.55	0	7.62	7.62	0
	2010	7.37	7.56	0	7.41	7.62	0
	2009	7.88	7.37	0	7.91	7.41	0
	2008	10.04	7.88	0	10.06	7.91	0
	2007[8]	10.00	10.04	0	10.00	10.06	0

A-11

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Small Cap Value	2016	13.70	16.76	265	13.95	17.10	515
	2015	15.19	13.70	264	15.44	13.95	549
	2014	15.94	15.19	257	16.17	15.44	0
	2013	12.07	15.94	938	12.21	16.17	0
	2012	10.45	12.07	0	10.55	12.21	0
	2011	11.34	10.45	0	11.43	10.55	0
	2010	9.63	11.34	0	9.69	11.43	0
	2009	6.39	9.63	0	6.42	9.69	0
	2008	10.77	6.39	0	10.79	6.42	0
	2007[8]	10.00	10.77	0	10.00	10.79	0
Guggenheim VIF StylePlus Large Core	2016	12.85	14.07	949	12.93	14.19	0
	2015	13.11	12.85	931	13.16	12.93	0
	2014	11.75	13.11	1,280	11.77	13.16	0
	2013[3]	10.00	11.75	0	10.00	11.77	0
Guggenheim VIF StylePlus Large Growth	2016	13.09	13.75	0	13.21	13.91	0
	2015	12.84	13.09	0	12.94	13.21	0
	2014	11.53	12.84	1,938	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	0
	2012	8.70	9.31	0	8.72	9.34	0
	2011[2]	10.00	8.70	0	10.00	8.72	0
Guggenheim VIF StylePlus Mid Growth	2016	24.06	25.25	707	24.40	25.67	0
	2015	24.92	24.06	509	25.23	24.40	0
	2014	22.82	24.92	424	23.05	25.23	0
	2013[3]	10.00	22.82	0	10.00	23.05	0
Guggenheim VIF StylePlus Small Growth	2016	12.86	14.10	0	12.94	14.21	0
	2015	13.49	12.86	0	13.54	12.94	0
	2014	12.83	13.49	0	12.85	13.54	0
	2013[3]	10.00	12.83	0	10.00	12.85	0
Guggenheim VIF Total Return Bond	2016	10.04	10.36	22,750	10.10	10.45	0
	2015	10.28	10.04	29,827	10.32	10.10	0
	2014	9.84	10.28	29,535	9.86	10.32	0
	2013[3]	10.00	9.84	3,092	10.00	9.86	0
Guggenheim VIF World Equity Income	2016	8.30	8.85	0	8.45	9.03	0
	2015	8.65	8.30	0	8.79	8.45	0
	2014	8.52	8.65	0	8.64	8.79	0
	2013	7.40	8.52	3,690	7.49	8.64	0
	2012	6.57	7.40	0	6.63	7.49	0
	2011	8.07	6.57	0	8.14	6.63	0
	2010	7.22	8.07	0	7.27	8.14	0
	2009	6.25	7.22	0	6.27	7.27	0
	2008	10.49	6.25	0	10.51	6.27	0
	2007[8]	10.00	10.49	0	10.00	10.51	0
Invesco V.I. American Franchise	2016	13.36	13.16	0	13.49	13.32	0
	2015	10.62	13.36	0	10.80	13.49	0
	2014	12.63	10.62	0	12.70	10.80	0
	2013	9.35	12.63	0	9.38	12.70	0
	2012	8.54	9.35	0	8.55	9.38	0
	2011[2]	10.00	8.54	0	10.00	8.55	0

A-12

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. American Value	2016	12.21	13.59	0	12.33	13.75	0
	2015	13.95	12.21	230	14.05	12.33	0
	2014	13.19	13.95	0	13.26	14.05	0
	2013	10.19	13.19	0	10.23	13.26	0
	2012	9.01	10.19	0	9.02	10.23	0
	2011[2]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2016	9.30	10.01	2,340	9.33	10.07	0
	2015	10.07	9.30	2,277	10.08	9.33	0
	2014[5]	10.00	10.07	943	10.00	10.08	0
Invesco V.I. Comstock	2016	12.87	14.55	1,289	12.99	14.72	0
	2015	14.20	12.87	2,100	14.31	12.99	0
	2014	13.47	14.20	7,186	13.55	14.31	0
	2013	10.28	13.47	6,270	10.32	13.55	0
	2012	8.95	10.28	0	8.96	10.32	0
	2011[2]	10.00	8.95	0	10.00	8.96	0
Invesco V.I. Core Equity	2016	11.76	12.50	0	11.87	12.65	0
	2015	12.95	11.76	0	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[2]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2016	11.85	13.15	0	11.97	13.30	0
	2015	12.59	11.85	0	12.69	11.97	0
	2014	11.98	12.59	0	12.05	12.69	0
	2013	9.93	11.98	0	9.97	12.05	0
	2012	9.15	9.93	0	9.16	9.97	0
	2011[2]	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2016	9.83	10.11	0	9.92	10.23	0
	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[2]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2016	16.76	14.30	87	16.92	14.46	0
	2015	16.86	16.76	125	16.99	16.92	0
	2014	14.62	16.86	0	14.70	16.99	0
	2013	10.79	14.62	0	10.83	14.70	0
	2012	9.27	10.79	0	9.28	10.83	0
	2011[2]	10.00	9.27	0	10.00	9.28	0
Invesco V.I. Global Real Estate	2016	11.33	11.15	2,438	11.44	11.28	0
	2015	11.94	11.33	2,956	12.03	11.44	0
	2014	10.81	11.94	7,264	10.87	12.03	0
	2013	10.92	10.81	6,465	10.96	10.87	0
	2012	8.84	10.92	0	8.86	10.96	0
	2011[2]	10.00	8.84	0	10.00	8.86	0

A-13

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Government Securities	2016	9.42	9.19	117	9.51	9.30	0
	2015	9.75	9.42	2,374	9.82	9.51	0
	2014	9.71	9.75	9,288	9.77	9.82	0
	2013	10.35	9.71	8,750	10.38	9.77	0
	2012	10.48	10.35	0	10.50	10.38	0
	2011[2]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2016	12.72	14.68	0	12.85	14.85	0
	2015	13.62	12.72	0	13.73	12.85	0
	2014	12.82	13.62	0	12.89	13.73	0
	2013	9.92	12.82	0	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[2]	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2016	10.13	10.84	291	10.22	10.97	0
	2015	10.85	10.13	0	10.93	10.22	0
	2014	11.05	10.85	139	11.11	10.93	0
	2013	10.72	11.05	3,500	10.75	11.11	0
	2012	9.48	10.72	5,984	9.50	10.75	0
	2011[2]	10.00	9.48	0	10.00	9.50	0
Invesco V.I. International Growth	2016	9.46	9.08	4,957	9.64	9.26	0
	2015	10.06	9.46	6,003	10.22	9.64	0
	2014	10.40	10.06	15,926	10.55	10.22	0
	2013	9.07	10.40	16,496	9.18	10.55	0
	2012	8.15	9.07	3,910	8.23	9.18	0
	2011	9.07	8.15	0	9.14	8.23	0
	2010	8.33	9.07	0	8.38	9.14	0
	2009	6.39	8.33	0	6.42	8.38	0
	2008	11.13	6.39	0	11.15	6.42	0
	2007[8]	10.00	11.13	0	10.00	11.15	0
Invesco V.I. Managed Volatility	2016	12.58	13.40	0	12.70	13.56	0
	2015	13.34	12.58	0	13.44	12.70	0
	2014	11.48	13.34	0	11.55	13.44	0
	2013	10.75	11.48	0	10.79	11.55	0
	2012	10.77	10.75	0	10.79	10.79	0
	2011[2]	10.00	10.77	0	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2016	11.06	12.09	1,560	11.26	12.34	0
	2015	11.96	11.06	1,514	12.16	11.26	0
	2014	11.89	11.96	1,829	12.05	12.16	0
	2013	9.58	11.89	0	9.69	12.05	0
	2012	8.96	9.58	0	8.64	9.69	0
	2011	9.92	8.96	0	10.00	8.64	0
	2010	9.03	9.92	0	9.08	10.00	0
	2009	7.20	9.03	0	7.22	9.08	0
	2008	10.44	7.20	0	10.46	7.22	0
	2007[8]	10.00	10.44	0	10.00	10.46	0
Invesco V.I. Mid Cap Growth	2016	11.89	11.55	0	12.00	11.69	0
	2015	12.18	11.89	0	12.27	12.00	0
	2014	11.71	12.18	0	11.77	12.27	0
	2013	8.87	11.71	0	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[2]	10.00	8.23	0	10.00	8.24	0

A-14

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. S&P 500 Index	2016	12.76	13.70	3,545	12.83	13.81	0
	2015	13.10	12.76	4,176	13.15	12.83	0
	2014	12.01	13.10	5,967	12.03	13.15	0
	2013[3]	10.00	12.01	0	10.00	12.03	0
Invesco V.I. Small Cap Equity	2016	11.27	12.17	2,489	11.37	12.31	0
	2015	12.37	11.27	4,502	12.47	11.37	0
	2014	12.54	12.37	7,374	12.61	12.47	0
	2013	9.47	12.54	6,857	9.51	12.61	0
	2012	8.63	9.47	1,247	8.64	9.51	0
	2011[2]	10.00	8.63	0	10.00	8.64	0
Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities )	2016	13.64	13.74	0	13.77	13.90	0
	2015	13.47	13.64	222	13.57	13.77	0
	2014	10.71	13.47	0	10.77	13.57	0
	2013	10.97	10.71	0	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[2]	10.00	9.64	0	10.00	9.66	0
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy )	2016	9.71	9.14	3,205	9.80	9.24	0
	2015	10.97	9.71	3,158	11.05	9.80	0
	2014	11.98	10.97	631	12.05	11.05	0
	2013	9.91	11.98	613	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[2]	10.00	8.61	0	10.00	8.62	0
Ivy VIP Balanced (formerly Ivy Funds VIP Balanced )	2016	12.27	12.09	846	12.38	12.23	0
	2015	12.74	12.27	844	12.83	12.38	0
	2014	12.26	12.74	820	12.32	12.83	0
	2013	10.26	12.26	797	10.29	12.32	0
	2012	9.50	10.26	0	9.52	10.29	0
	2011[2]	10.00	9.50	0	10.00	9.52	0
Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity )	2016	13.66	13.69	0	13.79	13.85	0
	2015	14.24	13.66	602	14.34	13.79	0
	2014	13.43	14.24	5,622	13.51	14.34	0
	2013	10.42	13.43	5,481	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[2]	10.00	9.09	0	10.00	9.10	0
Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities )	2016	11.88	12.28	0	12.00	12.42	0
	2015	12.56	11.88	0	12.66	12.00	0
	2014	11.84	12.56	0	11.90	12.66	0
	2013	9.45	11.84	0	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[2]	10.00	8.65	0	10.00	8.66	0
Ivy VIP Energy (formerly Ivy Funds VIP Energy )	2016	6.14	7.98	0	6.20	8.08	0
	2015	8.17	6.14	0	8.23	6.20	0
	2014	9.45	8.17	0	9.50	8.23	0
	2013	7.66	9.45	0	7.68	9.50	0
	2012	7.82	7.66	0	7.83	7.68	0
	2011[2]	10.00	7.82	0	10.00	7.83	0

A-15

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond )	2016	8.95	9.25	0	9.04	9.36	0
	2015	9.52	8.95	0	9.59	9.04	0
	2014	9.83	9.52	299	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	0
	2011[2]	10.00	9.73	0	10.00	9.75	0
Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth )	2016	11.10	10.39	2,070	11.20	10.51	0
	2015	11.11	11.10	2,587	11.19	11.20	0
	2014	11.39	11.11	2,465	11.45	11.19	0
	2013	9.89	11.39	1,160	9.92	11.45	0
	2012	8.67	9.89	792	8.68	9.92	0
	2011[2]	10.00	8.67	0	10.00	8.68	0
Ivy VIP Growth (formerly Ivy Funds VIP Growth )	2016	15.10	14.76	311	15.24	14.93	0
	2015	14.58	15.10	3,927	14.69	15.24	0
	2014	13.50	14.58	0	13.57	14.69	0
	2013	10.24	13.50	0	10.27	13.57	0
	2012	9.40	10.24	0	9.41	10.27	0
	2011[2]	10.00	9.40	0	10.00	9.41	0
Ivy VIP High Income (formerly Ivy Funds VIP High Income )	2016	10.67	11.98	4,681	10.77	12.12	0
	2015	11.81	10.67	7,028	11.90	10.77	0
	2014	12.00	11.81	16,586	12.07	11.90	0
	2013	11.24	12.00	21,159	11.28	12.07	0
	2012	9.81	11.24	0	9.82	11.28	0
	2011[2]	10.00	9.81	0	10.00	9.82	0
Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity )	2016	9.94	9.71	5,350	10.04	9.82	0
	2015	10.39	9.94	4,184	10.47	10.04	0
	2014	10.60	10.39	2,598	10.66	10.47	0
	2013	8.78	10.60	0	8.81	10.66	0
	2012	8.02	8.78	0	8.04	8.81	0
	2011[2]	10.00	8.02	0	10.00	8.04	0
Ivy VIP Limited‑Term Bond (formerly Ivy Funds VIP Limited‑Term Bond )	2016	9.16	9.02	20,223	9.25	9.13	0
	2015	9.40	9.16	35,361	9.47	9.25	0
	2014	9.64	9.40	33,321	9.69	9.47	0
	2013	10.03	9.64	29,341	10.07	9.69	0
	2012	10.05	10.03	0	10.06	10.07	0
	2011[2]	10.00	10.05	0	10.00	10.06	0
Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth )	2016	11.59	11.88	4,084	11.70	12.02	0
	2015	12.73	11.59	3,424	12.83	11.70	0
	2014	12.22	12.73	5,373	12.28	12.83	0
	2013	9.73	12.22	5,242	9.77	12.28	0
	2012	8.87	9.73	403	8.88	9.77	0
	2011[2]	10.00	8.87	0	10.00	8.88	0
Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources )	2016	5.92	7.08	0	5.94	7.12	0
	2015	7.89	5.92	0	7.90	5.94	0
	2014[5]	10.00	7.89	0	10.00	7.90	0

A-16

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology )	2016	14.38	14.11	871	14.52	14.27	669
	2015	15.33	14.38	845	15.44	14.52	713
	2014	15.41	15.33	403	15.50	15.44	0
	2013	10.20	15.41	496	10.24	15.50	0
	2012	8.26	10.20	0	8.27	10.24	0
	2011[2]	10.00	8.26	0	10.00	8.27	0
Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value )	2016	11.17	13.91	1,488	11.28	14.07	0
	2015	12.25	11.17	1,903	12.34	11.28	0
	2014	11.84	12.25	1,548	11.91	12.34	0
	2013	9.18	11.84	0	9.21	11.91	0
	2012	8.01	9.18	0	8.02	9.21	0
	2011[2]	10.00	8.01	0	10.00	8.02	0
Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth )	2016	10.75	10.69	0	10.85	10.81	0
	2015	10.92	10.75	0	11.00	10.85	0
	2014	11.12	10.92	0	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	0	7.92	8.06	0
	2011[2]	10.00	7.91	0	10.00	7.92	0
Ivy VIP Value (formerly Ivy Funds VIP Value )	2016	12.66	13.59	0	12.78	13.75	0
	2015	13.64	12.66	0	13.74	12.78	0
	2014	12.73	13.64	2,063	12.80	13.74	0
	2013	9.73	12.73	574	9.77	12.80	0
	2012	8.47	9.73	0	8.49	9.77	0
	2011[2]	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2016	14.03	15.19	3,742	14.16	15.37	0
	2015	14.00	14.03	3,122	14.10	14.16	0
	2014	12.91	14.00	203	12.98	14.10	0
	2013	10.12	12.91	0	10.15	12.98	0
	2012	8.95	10.12	0	8.97	10.15	0
	2011[2]	10.00	8.95	0	10.00	8.97	0
Janus Aspen Forty	2016	15.23	14.99	0	15.37	15.17	0
	2015	14.08	15.23	333	14.19	15.37	0
	2014	13.43	14.08	2,262	13.51	14.19	0
	2013	10.62	13.43	0	10.66	13.51	0
	2012	8.88	10.62	0	8.89	10.66	0
	2011[2]	10.00	8.88	0	10.00	8.89	0
Janus Aspen Overseas	2016	5.94	5.35	467	5.99	5.41	0
	2015	6.74	5.94	9,239	6.79	5.99	0
	2014	7.93	6.74	0	7.98	6.79	0
	2013	7.19	7.93	0	7.21	7.98	0
	2012	6.57	7.19	0	6.58	7.21	0
	2011[2]	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2016	11.22	12.87	0	11.33	13.02	0
	2015	12.06	11.22	1,975	12.15	11.33	0
	2014	11.51	12.06	0	11.57	12.15	0
	2013	9.47	11.51	0	9.50	11.57	0
	2012	8.85	9.47	0	8.86	9.50	0
	2011[2]	10.00	8.85	0	10.00	8.86	0

A-17

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Aspen Research (formerly Janus Aspen Janus Portfolio )	2016	14.10	13.66	419	14.24	13.82	0
	2015	13.89	14.10	412	14.00	14.24	0
	2014	12.75	13.89	842	12.82	14.00	0
	2013	10.16	12.75	0	10.19	12.82	0
	2012	8.89	10.16	0	8.90	10.19	0
	2011[2]	10.00	8.89	0	10.00	8.90	0
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.42	9.27	5,142	9.48	9.34	0
	2015	9.67	9.42	5,017	9.71	9.48	0
	2014	9.56	9.67	4,896	9.58	9.71	0
	2013[3]	10.00	9.56	0	10.00	9.58	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2016	12.82	13.84	16,847	12.89	13.95	0
	2015	14.13	12.82	17,250	14.19	12.89	0
	2014	12.66	14.13	12,242	12.68	14.19	0
	2013[3]	10.00	12.66	0	10.00	12.68	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2016	12.28	14.22	6,709	12.35	14.33	0
	2015	13.46	12.28	4,085	13.51	12.35	0
	2014	12.74	13.46	0	12.76	13.51	0
	2013[3]	10.00	12.74	0	10.00	12.76	0
JPMorgan Insurance Trust US Equity Portfolio	2016	13.21	14.13	0	13.29	14.24	0
	2015	13.59	13.21	0	13.64	13.29	0
	2014	12.38	13.59	0	12.41	13.64	0
	2013[3]	10.00	12.38	0	10.00	12.41	0
Lord Abbett Series Bond‑Debenture VC	2016	10.66	11.55	19,253	10.76	11.68	0
	2015	11.21	10.66	8,954	11.29	10.76	0
	2014	11.12	11.21	10,574	11.18	11.29	0
	2013	10.64	11.12	3,032	10.68	11.18	0
	2012	9.79	10.64	0	9.80	10.68	0
	2011[2]	10.00	9.79	0	10.00	9.80	0
Lord Abbett Series Calibrated Dividend Growth VC	2016	12.58	13.98	188	12.70	14.15	0
	2015	13.30	12.58	268	13.40	12.70	0
	2014	12.34	13.30	263	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[2]	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2016	12.22	13.28	0	12.34	13.43	0
	2015	12.77	12.22	0	12.87	12.34	0
	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	2011[2]	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2016	12.47	11.73	1,428	12.59	11.87	0
	2015	14.06	12.47	1,385	14.17	12.59	0
	2014	14.03	14.06	614	14.11	14.17	0
	2013	9.27	14.03	2,343	9.30	14.11	0
	2012	8.56	9.27	0	8.57	9.30	0
	2011[2]	10.00	8.56	0	10.00	8.57	0

A-18

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Fundamental Equity VC	2016	11.73	13.12	0	11.85	13.27	0
	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	0	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[2]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2016	12.00	13.57	0	12.11	13.73	0
	2015	12.79	12.00	0	12.88	12.11	0
	2014	12.29	12.79	0	12.36	12.88	0
	2013	9.36	12.29	0	9.40	12.36	0
	2012	8.65	9.36	0	8.66	9.40	0
	2011[2]	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2016	11.99	11.73	0	12.11	11.86	0
	2015	12.08	11.99	0	12.17	12.11	0
	2014	11.79	12.08	0	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[2]	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2016	11.99	13.48	0	12.10	13.64	0
	2015	12.90	11.99	0	13.00	12.10	0
	2014	11.97	12.90	0	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	0	8.60	9.54	0
	2011[2]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2016	10.17	10.24	20,499	10.27	10.36	0
	2015	10.60	10.17	18,293	10.68	10.27	0
	2014	10.34	10.60	11,780	10.40	10.68	0
	2013	10.82	10.34	0	10.86	10.40	0
	2012	10.49	10.82	0	10.51	10.86	0
	2011[2]	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2016	12.29	13.90	0	12.41	14.06	0
	2015	13.06	12.29	0	13.16	12.41	0
	2014	12.41	13.06	0	12.48	13.16	0
	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	2011[2]	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2016	6.81	7.17	4,647	6.85	7.23	0
	2015	8.11	6.81	4,148	8.14	6.85	0
	2014	9.02	8.11	2,914	9.04	8.14	0
	2013[3]	10.00	9.02	0	10.00	9.04	0
MFS® VIT Global Tactical Allocation	2016	9.37	9.59	0	9.40	9.64	0
	2015	9.94	9.37	0	9.96	9.40	0
	2014[5]	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2016	9.31	10.22	0	9.36	10.30	0
	2015	10.08	9.31	0	10.12	9.36	0
	2014	10.18	10.08	0	10.20	10.12	0
	2013[3]	10.00	10.18	0	10.00	10.20	0

A-19

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT II MA Investors Growth Stock	2016	13.71	14.02	905	13.84	14.18	0
	2015	14.25	13.71	879	14.36	13.84	0
	2014	13.27	14.25	0	13.35	14.36	0
	2013	10.56	13.27	0	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[2]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2016	9.06	8.67	0	9.14	8.77	0
	2015	9.59	9.06	0	9.66	9.14	0
	2014	10.68	9.59	911	10.74	9.66	0
	2013	9.32	10.68	0	9.35	10.74	0
	2012	8.29	9.32	0	8.30	9.35	0
	2011[2]	10.00	8.29	0	10.00	8.30	0
MFS® VIT International Value	2016	9.92	9.95	14,635	9.95	10.00	0
	2015	9.65	9.92	603	9.67	9.95	0
	2014[5]	10.00	9.65	0	10.00	9.67	0
MFS® VIT Investors Trust	2016	13.57	14.20	0	13.70	14.36	0
	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	0	9.00	10.36	0
	2011[2]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2016	10.56	11.10	3,262	10.67	11.23	0
	2015	11.18	10.56	4,545	11.26	10.67	0
	2014	12.50	11.18	1,159	12.57	11.26	0
	2013	9.17	12.50	0	9.20	12.57	0
	2012	7.85	9.17	420	7.86	9.20	0
	2011[2]	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2016	13.68	14.33	0	13.81	14.50	0
	2015	14.08	13.68	0	14.19	13.81	0
	2014	13.26	14.08	0	13.33	14.19	0
	2013	10.40	13.26	0	10.43	13.33	0
	2012	9.21	10.40	0	9.22	10.43	0
	2011[2]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2016	11.75	12.35	0	11.86	12.50	0
	2015	12.21	11.75	0	12.33	11.86	0
	2014	11.70	12.21	0	11.77	12.33	0
	2013	10.20	11.70	0	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[2]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2016	9.91	9.96	0	10.00	10.07	0
	2015	10.32	9.91	1,812	10.40	10.00	0
	2014	10.11	10.32	59,408	10.17	10.40	0
	2013	10.60	10.11	7,081	10.64	10.17	0
	2012	10.25	10.60	2,215	10.27	10.64	0
	2011[2]	10.00	10.25	0	10.00	10.27	0

A-20

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Utilities	2016	10.94	11.76	3,977	11.05	11.90	0
	2015	13.29	10.94	5,156	13.39	11.05	0
	2014	12.23	13.29	9,548	12.30	13.39	0
	2013	10.53	12.23	4,868	10.57	12.30	0
	2012	9.63	10.53	0	9.64	10.57	0
	2011[2]	10.00	9.63	0	10.00	9.64	0
Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)	2016	8.51	9.09	3,828	8.56	9.16	0
	2015	8.91	8.51	0	8.94	8.56	0
	2014	8.96	8.91	0	8.98	8.94	0
	2013[3]	10.00	8.96	0	10.00	8.98	0
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)	2016	7.50	7.72	7,275	7.54	7.78	0
	2015	8.69	7.50	8,462	8.72	7.54	0
	2014	9.43	8.69	16,819	9.44	8.72	0
	2013[3]	10.00	9.43	10,261	10.00	9.44	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2016	10.38	11.15	0	10.44	11.24	0
	2015	11.06	10.38	0	11.10	10.44	0
	2014	10.95	11.06	0	10.97	11.10	0
	2013[3]	10.00	10.95	0	10.00	10.97	0
Morningstar Balanced ETF Asset Allocation Portfolio	2016	10.03	10.51	3,026	10.09	10.60	0
	2015	10.62	10.03	0	10.66	10.09	0
	2014	10.52	10.62	34,846	10.54	10.66	0
	2013[3]	10.00	10.52	0	10.00	10.54	0
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.35	9.45	34,975	9.40	9.52	0
	2015	9.80	9.35	40,831	9.83	9.40	0
	2014	9.87	9.80	40,046	9.88	9.83	0
	2013[3]	10.00	9.87	0	10.00	9.88	0
Morningstar Growth ETF Asset Allocation Portfolio	2016	10.32	10.94	0	10.39	11.03	0
	2015	10.96	10.32	0	11.01	10.39	0
	2014	10.85	10.96	0	10.87	11.01	0
	2013[3]	10.00	10.85	0	10.00	10.87	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2016	9.67	9.94	0	9.73	10.02	0
	2015	10.18	9.67	0	10.22	9.73	0
	2014	10.20	10.18	0	10.22	10.22	0
	2013[3]	10.00	10.20	0	10.00	10.22	0
Neuberger Berman AMT Guardian	2016	11.80	12.39	0	12.01	12.64	0
	2015	12.85	11.80	0	13.06	12.01	0
	2014	12.20	12.85	0	12.37	13.06	0
	2013	9.10	12.20	894	9.21	12.37	0
	2012	8.35	9.10	0	8.44	9.21	0
	2011	8.91	8.35	0	8.98	8.44	0
	2010	7.75	8.91	0	7.79	8.98	0
	2009	6.18	7.75	0	6.21	7.79	0
	2008	10.20	6.18	0	10.22	6.21	0
	2007[8]	10.00	10.20	0	10.00	10.22	0
Neuberger Berman AMT Socially Responsive	2016	12.72	13.47	0	12.84	13.63	0
	2015	13.25	12.72	0	13.35	12.84	0
	2014	12.45	13.25	0	12.52	13.35	0
	2013	9.38	12.45	0	9.41	12.52	0
	2012	8.77	9.38	0	8.78	9.41	0
	2011[2]	10.00	8.77	0	10.00	8.78	0

A-21

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer Global Fund/VA	2016	11.84	11.42	2,157	11.96	11.55	0
	2015	11.82	11.84	2,100	11.91	11.96	0
	2014	11.99	11.82	2,045	12.06	11.91	0
	2013	9.77	11.99	0	9.81	12.06	0
	2012	8.36	9.77	0	8.38	9.81	0
	2011[2]	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2016	9.36	9.61	1,418	9.45	9.72	0
	2015	9.93	9.36	1,400	10.01	9.45	0
	2014	10.03	9.93	1,926	10.09	10.01	0
	2013	10.42	10.03	807	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	0
	2011[2]	10.00	9.54	0	10.00	9.55	0
Oppenheimer International Growth Fund/VA	2016	10.95	10.30	19,445	11.06	10.42	0
	2015	11.00	10.95	20,308	11.08	11.06	0
	2014	12.26	11.00	28,114	12.33	11.08	0
	2013	10.09	12.26	12,093	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[2]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2016	12.53	14.25	19,452	12.76	14.53	0
	2015	13.81	12.53	18,153	14.04	12.76	0
	2014	12.80	13.81	12,982	12.99	14.04	0
	2013	9.43	12.80	0	9.54	12.99	0
	2012	8.29	9.43	0	8.37	9.54	0
	2011	8.79	8.29	0	8.86	8.37	0
	2010	7.39	8.79	0	7.44	8.86	0
	2009	5.59	7.39	0	5.61	7.44	0
	2008	9.33	5.59	0	9.35	5.61	0
	2007[8]	10.00	9.33	0	10.00	9.35	0
PIMCO VIT All Asset	2016	8.76	9.55	2,857	8.84	9.66	0
	2015	9.98	8.76	2,807	10.06	8.84	0
	2014	10.28	9.98	0	10.34	10.06	0
	2013	10.63	10.28	0	10.67	10.34	0
	2012	9.59	10.63	0	9.60	10.67	0
	2011[2]	10.00	9.59	0	10.00	9.60	0
PIMCO VIT Commodity-RealReturn Strategy	2016	3.96	4.39	28,874	3.99	4.44	0
	2015	5.51	3.96	20,784	5.55	3.99	0
	2014	7.01	5.51	22,431	7.05	5.55	0
	2013	8.51	7.01	7,824	8.54	7.05	0
	2012	8.38	8.51	0	8.39	8.54	0
	2011[2]	10.00	8.38	0	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2016	9.64	10.54	14,539	9.73	10.66	0
	2015	10.22	9.64	19,209	10.29	9.73	0
	2014	10.43	10.22	33,714	10.49	10.29	0
	2013	11.61	10.43	21,771	11.65	10.49	0
	2012	10.21	11.61	659	10.22	11.65	0
	2011[2]	10.00	10.21	0	10.00	10.22	0

A-22

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Foreign Bond (Unhedged)	2016	8.32	8.27	4,115	8.40	8.37	0
	2015	9.28	8.32	0	9.35	8.40	0
	2014	9.58	9.28	0	9.63	9.35	0
	2013	10.61	9.58	0	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[2]	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2016	11.13	11.17	458	11.29	11.35	0
	2015	12.01	11.13	444	12.16	11.29	0
	2014	12.17	12.01	431	12.30	12.16	0
	2013	13.78	12.17	0	13.89	12.30	0
	2012	13.35	13.78	0	13.43	13.89	0
	2011	12.86	13.35	0	12.91	13.43	0
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008[1]	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi-Asset Managed Allocation	2016	9.66	9.70	0	9.69	9.75	0
	2015	10.02	9.66	0	10.04	9.69	0
	2014[5]	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2016	15.73	17.07	0	15.95	17.35	0
	2015	16.57	15.73	0	16.77	15.95	0
	2014	16.61	16.57	0	16.78	16.77	0
	2013	16.28	16.61	0	16.42	16.78	0
	2012	14.76	16.28	6,773	14.85	16.42	0
	2011	14.80	14.76	0	14.86	14.85	0
	2010	13.40	14.80	0	13.43	14.86	0
	2009	9.90	13.40	0	9.90	13.43	0
	2008[1]	10.00	9.90	0	10.00	9.90	0
PIMCO VIT Low Duration (Advisor Class)	2016	9.04	8.85	72,342	9.12	8.95	0
	2015	9.34	9.04	215,945	9.41	9.12	0
	2014	9.59	9.34	54,957	9.65	9.41	0
	2013	9.95	9.59	33,108	9.99	9.65	0
	2012	9.74	9.95	11,215	9.76	9.99	0
	2011[2]	10.00	9.74	0	10.00	9.76	0
PIMCO VIT Real Return (Advisor Class)	2016	9.14	9.28	12,130	9.22	9.38	0
	2015	9.73	9.14	5,428	9.80	9.22	0
	2014	9.78	9.73	2,336	9.84	9.80	0
	2013	11.16	9.78	17,515	11.20	9.84	0
	2012	10.64	11.16	8,737	10.65	11.20	0
	2011[2]	10.00	10.64	0	10.00	10.65	0
PIMCO VIT Short-Term	2016	9.23	9.11	27,144	9.28	9.19	0
	2015	9.45	9.23	3,887	9.49	9.28	0
	2014	9.73	9.45	11,546	9.75	9.49	0
	2013[3]	10.00	9.73	8,813	10.00	9.75	0

A-23

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return (Administrative Class)	2016	12.03	11.94	0	12.25	12.18	140
	2015	12.40	12.03	0	12.60	12.25	1,082
	2014	12.31	12.40	0	12.48	12.60	13,484
	2013	13.00	12.31	0	13.15	12.48	13,285
	2012	12.28	13.00	0	12.40	13.15	16,217
	2011	12.27	12.28	270	12.36	12.40	18,007
	2010	11.74	12.27	266	11.81	12.36	18,822
	2009	10.66	11.74	526	10.70	11.81	18,498
	2008	10.53	10.66	283	10.55	10.70	6,469
	2007[8]	10.00	10.53	0	10.00	10.55	0
PIMCO VIT Total Return (Advisor Class)	2016	9.75	9.66	8,093	9.84	9.77	0
	2015	10.06	9.75	8,861	10.13	9.84	0
	2014	9.99	10.06	9,172	10.05	10.13	0
	2013	10.56	9.99	60,980	10.60	10.05	0
	2012	9.99	10.56	32,044	10.00	10.60	0
	2011[2]	10.00	9.99	11	10.00	10.00	0
Pioneer Bond VCT	2016	9.64	9.68	20,439	9.70	9.76	0
	2015	9.97	9.64	21,856	10.01	9.70	0
	2014	9.76	9.97	26,846	9.78	10.01	0
	2013[3]	10.00	9.76	0	10.00	9.78	0
Pioneer Emerging Markets VCT	2016	6.46	6.62	0	6.50	6.67	0
	2015	7.93	6.46	0	7.96	6.50	0
	2014	9.41	7.93	0	9.42	7.96	0
	2013[3]	10.00	9.41	0	10.00	9.42	0
Pioneer Equity Income VCT	2016	12.38	14.29	0	12.45	14.40	0
	2015	12.78	12.38	0	12.83	12.45	0
	2014	11.73	12.78	0	11.75	12.83	0
	2013[3]	10.00	11.73	0	10.00	11.75	0
Pioneer High Yield VCT	2016	9.34	10.27	0	9.40	10.35	0
	2015	10.10	9.34	0	10.14	9.40	0
	2014	10.48	10.10	0	10.50	10.14	0
	2013[3]	10.00	10.48	5,998	10.00	10.50	0
Pioneer Real Estate Shares VCT	2016	12.06	12.33	0	12.13	12.42	0
	2015	11.94	12.06	0	11.99	12.13	0
	2014	9.47	11.94	0	9.48	11.99	0
	2013[3]	10.00	9.47	0	10.00	9.48	0
Pioneer Strategic Income VCT	2016	9.24	9.58	0	9.30	9.66	0
	2015	9.71	9.24	0	9.75	9.30	0
	2014	9.70	9.71	0	9.71	9.75	0
	2013[3]	10.00	9.70	0	10.00	9.71	0
Power Income VIT	2016	9.08	9.15	0	9.13	9.22	0
	2015	9.64	9.08	0	9.68	9.13	0
	2014	10.09	9.64	0	10.10	9.68	0
	2013[3]	10.00	10.09	0	10.00	10.10	0
Probabilities Fund	2016	9.41	9.28	16,815	9.46	9.35	0
	2015	10.32	9.41	24,038	10.35	9.46	0
	2014	10.19	10.32	23,723	10.21	10.35	0
	2013[4]	10.00	10.19	20,374	10.00	10.21	0

A-24

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Absolute Return 500	2016	9.61	9.35	5,738	9.66	9.42	0
	2015	10.00	9.61	5,637	10.04	9.66	0
	2014	9.96	10.00	0	9.98	10.04	0
	2013[3]	10.00	9.96	0	10.00	9.98	0
Putnam VT Capital Opportunities	2016	11.16	12.45	0	11.23	12.55	0
	2015	12.50	11.16	0	12.55	11.23	0
	2014	12.09	12.50	0	12.11	12.55	0
	2013[3]	10.00	12.09	0	10.00	12.11	0
Putnam VT Diversified Income	2016	9.33	9.51	0	9.39	9.58	0
	2015	9.89	9.33	0	9.93	9.39	0
	2014	10.21	9.89	0	10.22	9.93	0
	2013[3]	10.00	10.21	0	10.00	10.22	0
Putnam VT Equity Income	2016	12.16	13.35	5,169	12.23	13.45	0
	2015	12.98	12.16	6,704	13.03	12.23	0
	2014	11.93	12.98	0	11.95	13.03	0
	2013[3]	10.00	11.93	0	10.00	11.95	0
Putnam VT Global Asset Allocation	2016	11.43	11.78	0	11.49	11.87	0
	2015	11.81	11.43	0	11.85	11.49	0
	2014	11.17	11.81	0	11.19	11.85	0
	2013[3]	10.00	11.17	0	10.00	11.19	0
Putnam VT Growth Opportunities	2016	13.39	13.77	0	13.46	13.88	0
	2015	13.72	13.39	0	13.77	13.46	0
	2014	12.46	13.72	0	12.48	13.77	0
	2013[3]	10.00	12.46	0	10.00	12.48	0
Putnam VT High Yield	2016	9.24	10.32	6,431	9.30	10.40	0
	2015	10.11	9.24	6,323	10.15	9.30	0
	2014	10.30	10.11	0	10.32	10.15	0
	2013[3]	10.00	10.30	0	10.00	10.32	0
Putnam VT Income	2016	9.62	9.47	13,761	9.67	9.55	0
	2015	10.10	9.62	14,482	10.14	9.67	0
	2014	9.82	10.10	16,380	9.84	10.14	0
	2013[3]	10.00	9.82	0	10.00	9.84	0
Putnam VT Investors	2016	12.81	13.86	0	12.88	13.97	0
	2015	13.55	12.81	0	13.60	12.88	0
	2014	12.31	13.55	0	12.34	13.60	0
	2013[3]	10.00	12.31	0	10.00	12.34	0
Redwood Managed Volatility	2016	9.80	10.61	0	9.80	10.63	0
	2015[7]	10.00	9.80	0	10.00	9.80	0
Rydex VIF Banking	2016	4.25	5.22	409	4.32	5.33	0
	2015	4.62	4.25	0	4.69	4.32	0
	2014	4.62	4.62	0	4.69	4.69	0
	2013	3.70	4.62	0	3.75	4.69	0
	2012	3.09	3.70	0	3.12	3.75	0
	2011	4.11	3.09	0	4.14	3.12	0
	2010	3.76	4.11	0	3.78	4.14	0
	2009	4.03	3.76	0	4.05	3.78	0
	2008	7.09	4.03	948	7.11	4.05	0
	2007[8]	10.00	7.09	0	10.00	7.11	0

A-25

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Basic Materials	2016	7.91	10.00	12,862	8.06	10.21	0
	2015	9.91	7.91	9,699	10.07	8.06	0
	2014	10.44	9.91	16,229	10.59	10.07	0
	2013	10.68	10.44	11,742	10.80	10.59	0
	2012	9.98	10.68	0	10.08	10.80	0
	2011	12.36	9.98	0	12.46	10.08	0
	2010	10.10	12.36	303	10.16	12.46	0
	2009	6.73	10.10	12	6.75	10.16	0
	2008	12.75	6.73	0	12.77	6.75	0
	2007[8]	10.00	12.75	0	10.00	12.77	0
Rydex VIF Biotechnology	2016	28.07	21.78	7,022	28.58	22.22	0
	2015	26.78	28.07	9,156	27.21	28.58	0
	2014	20.89	26.78	12,543	21.18	27.21	0
	2013	14.02	20.89	8,705	14.19	21.18	0
	2012	10.67	14.02	0	10.78	14.19	0
	2011	9.99	10.67	0	10.07	10.78	0
	2010	9.34	9.99	171	9.40	10.07	0
	2009	8.17	9.34	14	8.20	9.40	0
	2008	9.59	8.17	156	9.60	8.20	0
	2007[8]	10.00	9.59	0	10.00	9.60	0
Rydex VIF Commodities Strategy	2016	2.50	2.67	0	2.55	2.72	0
	2015	3.91	2.50	0	3.97	2.55	0
	2014	6.13	3.91	0	6.22	3.97	0
	2013	6.56	6.13	0	6.64	6.22	0
	2012	6.89	6.56	0	6.96	6.64	0
	2011	7.63	6.89	0	7.70	6.96	0
	2010	7.31	7.63	0	7.36	7.70	0
	2009	6.78	7.31	0	6.81	7.36	0
	2008	13.78	6.78	0	13.80	6.81	0
	2007[8]	10.00	13.78	0	10.00	13.80	0
Rydex VIF Consumer Products	2016	16.44	16.75	18,192	16.74	17.09	0
	2015	16.02	16.44	21,352	16.28	16.74	0
	2014	14.73	16.02	25,884	14.93	16.28	0
	2013	11.89	14.73	15,477	12.03	14.93	0
	2012	11.28	11.89	0	11.40	12.03	0
	2011	10.27	11.28	0	10.35	11.40	0
	2010	9.06	10.27	0	9.11	10.35	0
	2009	7.87	9.06	0	7.91	9.11	0
	2008	10.64	7.87	0	10.66	7.91	0
	2007[8]	10.00	10.64	0	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2016	11.88	15.00	0	12.10	15.31	0
	2015	12.84	11.88	0	13.05	12.10	0
	2014	11.38	12.84	238	11.54	13.05	0
	2013	7.24	11.38	0	7.33	11.54	0
	2012	6.40	7.24	0	6.46	7.33	0
	2011	6.07	6.40	0	6.12	6.46	0
	2010	5.04	6.07	0	5.07	6.12	0
	2009	3.81	5.04	0	3.89	5.07	0
	2008	10.31	3.81	130	10.33	3.89	0
	2007[8]	10.00	10.31	0	10.00	10.33	0

A-26

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Electronics	2016	9.32	11.19	186	9.49	11.42	0
	2015	9.45	9.32	0	9.60	9.49	0
	2014	7.90	9.45	322	8.01	9.60	0
	2013	6.05	7.90	0	6.13	8.01	0
	2012	6.20	6.05	0	6.26	6.13	0
	2011	7.69	6.20	0	7.75	6.26	0
	2010	7.26	7.69	212	7.31	7.75	0
	2009	4.38	7.26	0	7.09	7.31	0
	2008	9.08	4.38	143	9.09	7.09	0
	2007[8]	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2016	6.18	7.85	9,019	6.30	8.01	0
	2015	9.18	6.18	8,948	9.32	6.30	0
	2014	11.67	9.18	9,030	11.84	9.32	0
	2013	9.79	11.67	5,092	9.90	11.84	0
	2012	9.89	9.79	0	9.99	9.90	0
	2011	10.87	9.89	230	10.96	9.99	0
	2010	9.45	10.87	154	9.51	10.96	0
	2009	7.06	9.45	0	7.09	9.51	0
	2008	13.55	7.06	0	13.57	7.09	0
	2007[8]	10.00	13.55	0	10.00	13.57	0
Rydex VIF Energy Services	2016	5.07	6.03	721	5.16	6.15	0
	2015	7.68	5.07	326	7.81	5.16	0
	2014	11.26	7.68	7,186	11.41	7.81	0
	2013	9.40	11.26	6,505	9.52	11.41	0
	2012	9.70	9.40	0	9.79	9.52	0
	2011	11.06	9.70	0	11.15	9.79	0
	2010	9.08	11.06	148	9.14	11.15	0
	2009	5.79	9.08	0	5.81	9.14	0
	2008	14.13	5.79	35	14.16	5.81	0
	2007[8]	10.00	14.13	0	10.00	14.16	0
Rydex VIF Europe 1.25x Strategy	2016	4.70	4.28	0	4.78	4.37	0
	2015	5.24	4.70	0	5.32	4.78	0
	2014	6.20	5.24	0	6.28	5.32	0
	2013	5.18	6.20	0	5.24	6.28	0
	2012	4.41	5.18	1,139	4.45	5.24	0
	2011	5.37	4.41	0	5.42	4.45	0
	2010	6.23	5.37	0	6.27	5.42	0
	2009	4.76	6.23	0	4.77	6.27	0
	2008	10.90	4.76	0	10.93	4.77	0
	2007[8]	10.00	10.90	0	10.00	10.93	0
Rydex VIF Financial Services	2016	6.01	6.73	1,202	6.12	6.86	0
	2015	6.48	6.01	1,673	6.59	6.12	0
	2014	5.96	6.48	0	6.04	6.59	0
	2013	4.84	5.96	0	4.89	6.04	0
	2012	4.08	4.84	0	4.12	4.89	0
	2011	4.96	4.08	0	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	0	7.75	3.90	0
	2007[8]	10.00	7.74	0	10.00	7.75	0

A-27

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Government Long Bond 1.2x Strategy	2016	13.52	13.02	6,532	13.77	13.28	0
	2015	14.75	13.52	3,229	14.99	13.77	0
	2014	11.34	14.75	3,996	11.50	14.99	0
	2013	14.36	11.34	0	14.53	11.50	0
	2012	14.42	14.36	0	14.57	14.53	0
	2011	10.55	14.42	0	10.63	14.57	0
	2010	9.92	10.55	0	9.98	10.63	0
	2009	14.99	9.92	0	15.05	9.98	0
	2008	10.71	14.99	0	10.73	15.05	0
	2007[8]	10.00	10.71	0	10.00	10.73	0
Rydex VIF Health Care	2016	17.15	14.96	156	17.46	15.26	0
	2015	16.98	17.15	152	17.25	17.46	0
	2014	14.10	16.98	144	14.30	17.25	0
	2013	10.29	14.10	0	10.42	14.30	0
	2012	9.09	10.29	0	9.19	10.42	0
	2011	8.99	9.09	0	9.06	9.19	0
	2010	8.72	8.99	0	8.77	9.06	0
	2009	7.24	8.72	27	7.27	8.77	0
	2008	9.97	7.24	193	9.99	7.27	0
	2007[8]	10.00	9.97	0	10.00	9.99	0
Rydex VIF High Yield Strategy	2016	9.87	10.64	0	9.87	10.67	0
	2015[7]	10.00	9.87	0	10.00	9.87	0
Rydex VIF Internet	2016	15.10	15.23	0	15.37	15.54	0
	2015	14.42	15.10	202	14.65	15.37	0
	2014	14.64	14.42	0	14.84	14.65	0
	2013	10.02	14.64	0	10.14	14.84	0
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	0
	2010	8.75	10.21	177	8.81	10.30	0
	2009	5.46	8.75	0	5.49	8.81	0
	2008	10.26	5.46	124	10.28	5.49	0
	2007[8]	10.00	10.26	0	10.00	10.28	0
Rydex VIF Inverse Dow 2x Strategy	2016	0.95	0.65	0	0.97	0.66	0
	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	0	3.54	2.66	0
	2011	4.97	3.50	0	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	0
	2007[8]	10.00	8.89	0	10.00	8.91	0

A-28

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Government Long Bond Strategy	2016	2.81	2.64	0	2.86	2.69	0
	2015	2.94	2.81	0	2.99	2.86	0
	2014	4.06	2.94	0	4.12	2.99	0
	2013	3.65	4.06	0	3.69	4.12	0
	2012	4.02	3.65	0	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	0
	2007[8]	10.00	9.14	0	10.00	9.16	0
Rydex VIF Inverse Mid‑Cap Strategy	2016	2.28	1.78	18,198	2.32	1.82	0
	2015	2.38	2.28	0	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007[8]	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2016	1.75	1.53	8,453	1.78	1.56	0
	2015	2.08	1.75	6,282	2.11	1.78	0
	2014	2.64	2.08	5,647	2.68	2.11	0
	2013	3.86	2.64	5,425	3.91	2.68	0
	2012	4.91	3.86	2,701	4.96	3.91	2,475
	2011	5.65	4.91	146	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	6.10	7.43	0	12.89	7.48	0
	2008	8.98	6.10	118	9.00	12.89	0
	2007[8]	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2016	2.25	1.73	37,466	2.29	1.76	0
	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	0	8.05	5.64	0
	2009	12.34	8.01	0	12.39	8.05	0
	2008	10.25	12.34	0	10.27	12.39	0
	2007[8]	10.00	10.25	0	10.00	10.27	0
Rydex VIF Inverse S&P 500 Strategy	2016	2.83	2.40	37,257	2.88	2.45	0
	2015	3.06	2.83	103,955	3.11	2.88	0
	2014	3.70	3.06	1,675	3.76	3.11	0
	2013	5.22	3.70	22,920	5.28	3.76	0
	2012	6.51	5.22	8,608	6.57	5.28	0
	2011	7.41	6.51	0	7.47	6.57	0
	2010	9.23	7.41	0	9.29	7.47	0
	2009	13.19	9.23	0	13.24	9.29	0
	2008	9.81	13.19	0	9.83	13.24	0
	2007[8]	10.00	9.81	0	10.00	9.83	0

A-29

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Japan 2x Strategy	2016	7.97	8.38	0	8.11	8.55	0
	2015	7.37	7.97	0	7.48	8.11	0
	2014	9.01	7.37	0	9.14	7.48	0
	2013	5.98	9.01	0	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	439	5.67	6.75	0
	2008	8.67	5.62	281	8.69	5.67	0
	2007[8]	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2016	12.06	12.76	157	12.27	13.02	0
	2015	12.44	12.06	236	12.64	12.27	0
	2014	11.98	12.44	0	12.15	12.64	0
	2013	8.71	11.98	0	8.81	12.15	0
	2012	7.43	8.71	0	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	0
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007[8]	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2016	12.77	15.99	2,452	13.00	16.31	0
	2015	13.98	12.77	1,974	14.21	13.00	0
	2014	12.93	13.98	335	13.11	14.21	0
	2013	8.91	12.93	325	9.02	13.11	0
	2012	7.42	8.91	449	7.49	9.02	0
	2011	8.31	7.42	625	8.37	7.49	0
	2010	6.25	8.31	881	6.29	8.37	0
	2009	4.25	6.25	204	4.26	6.29	0
	2008	9.73	4.25	128	9.75	4.26	0
	2007[8]	10.00	9.73	0	10.00	9.75	0
Rydex VIF NASDAQ-100®	2016	17.60	18.02	2,123	17.92	18.39	0
	2015	16.84	17.60	3,235	17.11	17.92	0
	2014	14.84	16.84	1,482	15.05	17.11	0
	2013	11.41	14.84	2,166	11.54	15.05	0
	2012	10.11	11.41	0	10.21	11.54	0
	2011	10.25	10.11	0	10.33	10.21	0
	2010	8.95	10.25	352	9.00	10.33	0
	2009	6.10	8.95	163	6.12	9.00	0
	2008	10.86	6.10	118	10.88	6.12	0
	2007[8]	10.00	10.86	0	10.00	10.88	0
Rydex VIF NASDAQ-100® 2x Strategy	2016	26.34	27.89	1,403	26.81	28.45	0
	2015	23.78	26.34	2,277	24.17	26.81	0
	2014	18.02	23.78	2,920	18.27	24.17	0
	2013	10.35	18.02	0	10.47	18.27	0
	2012	7.99	10.35	0	8.07	10.47	0
	2011	8.32	7.99	0	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	348	3.00	6.33	0
	2008	11.30	2.99	472	11.32	3.00	0
	2007[8]	10.00	11.30	0	10.00	11.32	0

A-30

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Nova	2016	11.51	12.86	3,882	11.71	13.12	0
	2015	12.00	11.51	4,719	12.19	11.71	0
	2014	10.47	12.00	0	10.62	12.19	0
	2013	7.27	10.47	0	7.36	10.62	0
	2012	6.16	7.27	0	6.22	7.36	0
	2011	6.45	6.16	787	6.50	6.22	0
	2010	5.57	6.45	828	5.60	6.50	0
	2009	4.25	5.57	570	4.27	5.60	0
	2008	9.66	4.25	277	9.68	4.27	0
	2007[8]	10.00	9.66	0	10.00	9.68	0
Rydex VIF Precious Metals	2016	2.64	4.23	9,737	2.69	4.31	14
	2015	3.93	2.64	1,884	4.00	2.69	106
	2014	4.92	3.93	20,882	4.99	4.00	1,468
	2013	9.46	4.92	27,163	9.57	4.99	1,447
	2012	10.21	9.46	2,373	10.31	9.57	1,835
	2011	13.92	10.21	199	14.03	10.31	1,921
	2010	10.44	13.92	287	10.50	14.03	2,016
	2009	7.23	10.44	11	7.26	10.50	0
	2008	12.19	7.23	0	12.21	7.26	0
	2007[8]	10.00	12.19	0	10.00	12.21	0
Rydex VIF Real Estate	2016	7.86	8.37	0	8.00	8.53	0
	2015	8.35	7.86	385	8.48	8.00	0
	2014	7.14	8.35	4,573	7.24	8.48	0
	2013	7.11	7.14	0	7.20	7.24	0
	2012	6.22	7.11	0	6.28	7.20	0
	2011	6.30	6.22	0	6.35	6.28	0
	2010	5.22	6.30	0	5.25	6.35	0
	2009	4.31	5.22	0	4.33	5.25	0
	2008	7.65	4.31	0	7.66	4.33	0
	2007[8]	10.00	7.65	0	10.00	7.66	0
Rydex VIF Retailing	2016	13.36	12.95	0	13.61	13.21	0
	2015	14.02	13.36	1,093	14.25	13.61	0
	2014	13.36	14.02	2,496	13.54	14.25	0
	2013	10.18	13.36	1,989	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	261	8.94	9.11	0
	2010	7.34	8.87	0	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007[8]	10.00	8.13	0	10.00	8.14	0
Rydex VIF Russell 2000® 1.5x Strategy	2016	9.71	12.24	0	9.89	12.48	0
	2015	11.06	9.71	0	11.23	9.89	0
	2014	10.97	11.06	0	11.13	11.23	0
	2013	7.16	10.97	0	7.25	11.13	0
	2012	6.07	7.16	0	6.13	7.25	0
	2011	7.16	6.07	781	7.21	6.13	0
	2010	5.37	7.16	251	5.41	7.21	0
	2009	4.17	5.37	226	4.19	5.41	0
	2008	8.88	4.17	0	8.89	4.19	0
	2007[8]	10.00	8.88	0	10.00	8.89	0

A-31

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 2x Strategy	2016	7.58	10.12	0	7.72	10.32	0
	2015	9.04	7.58	0	9.19	7.72	0
	2014	8.89	9.04	0	9.02	9.19	0
	2013	4.96	8.89	0	5.02	9.02	0
	2012	3.97	4.96	616	4.01	5.02	0
	2011	5.10	3.97	0	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	346	8.32	2.72	0
	2007[8]	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2016	10.98	12.77	0	11.18	13.02	0
	2015	11.55	10.98	0	11.74	11.18	0
	2014	9.59	11.55	3,765	9.73	11.74	0
	2013	5.88	9.59	0	5.96	9.73	0
	2012	4.71	5.88	486	4.76	5.96	0
	2011	5.07	4.71	0	5.11	4.76	0
	2010	4.19	5.07	0	4.21	5.11	0
	2009	2.96	4.19	0	2.97	4.21	0
	2008	9.56	2.96	0	9.58	2.97	0
	2007[8]	10.00	9.56	0	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2016	15.13	14.99	3,400	15.40	15.29	0
	2015	15.49	15.13	12,813	15.74	15.40	0
	2014	14.26	15.49	2,930	14.46	15.74	461
	2013	10.45	14.26	2,663	10.57	14.46	447
	2012	9.54	10.45	0	9.64	10.57	0
	2011	9.99	9.54	3,331	10.07	9.64	0
	2010	8.27	9.99	182	8.32	10.07	0
	2009	5.81	8.27	172	5.84	8.32	0
	2008	10.00	5.81	0	10.02	5.84	0
	2007[8]	10.00	10.00	0	10.00	10.02	0
Rydex VIF S&P 500 Pure Value	2016	11.23	12.74	0	11.44	13.00	0
	2015	12.83	11.23	133	13.04	11.44	0
	2014	11.97	12.83	6,530	12.14	13.04	0
	2013	8.53	11.97	617	8.63	12.14	0
	2012	7.22	8.53	0	7.30	8.63	0
	2011	7.72	7.22	4,430	7.78	7.30	0
	2010	6.64	7.72	0	6.68	7.78	0
	2009	4.55	6.64	221	4.56	6.68	0
	2008	9.16	4.55	0	9.18	4.56	0
	2007[8]	10.00	9.16	0	10.00	9.18	0
Rydex VIF S&P MidCap 400 Pure Growth	2016	15.82	15.70	245	16.11	16.02	0
	2015	16.17	15.82	245	16.43	16.11	0
	2014	17.00	16.17	327	17.24	16.43	0
	2013	13.12	17.00	231	13.28	17.24	0
	2012	11.71	13.12	0	11.82	13.28	0
	2011	12.20	11.71	0	12.29	11.82	0
	2010	9.52	12.20	0	9.58	12.29	0
	2009	6.28	9.52	0	6.31	9.58	0
	2008	10.19	6.28	0	10.21	6.31	0
	2007[8]	10.00	10.19	0	10.00	10.21	0

A-32

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P MidCap 400 Pure Value	2016	10.04	12.51	2,823	10.23	12.76	0
	2015	11.80	10.04	0	11.99	10.23	0
	2014	11.44	11.80	0	11.60	11.99	0
	2013	8.72	11.44	0	8.83	11.60	0
	2012	7.72	8.72	0	7.79	8.83	0
	2011	8.60	7.72	0	8.67	7.79	0
	2010	7.41	8.60	0	7.45	8.67	0
	2009	4.94	7.41	149	4.96	7.45	0
	2008	9.07	4.94	0	9.09	4.96	0
	2007[8]	10.00	9.07	0	10.00	9.09	0
Rydex VIF S&P SmallCap 600 Pure Growth	2016	13.00	14.91	952	13.24	15.21	0
	2015	13.51	13.00	5,363	13.73	13.24	0
	2014	13.98	13.51	819	14.18	13.73	0
	2013	10.24	13.98	3,337	10.37	14.18	0
	2012	9.58	10.24	792	9.68	10.37	2,779
	2011	9.58	9.58	0	9.66	9.68	0
	2010	7.91	9.58	0	7.96	9.66	3,490
	2009	6.11	7.91	0	6.14	7.96	0
	2008	9.63	6.11	0	9.65	6.14	0
	2007[8]	10.00	9.63	0	10.00	9.65	0
Rydex VIF S&P SmallCap 600 Pure Value	2016	9.10	11.58	1,302	9.26	11.81	0
	2015	10.89	9.10	1,747	11.07	9.26	0
	2014	11.13	10.89	1,563	11.29	11.07	0
	2013	8.07	11.13	2,260	8.16	11.29	0
	2012	6.94	8.07	370	7.00	8.16	0
	2011	7.93	6.94	0	7.99	7.00	0
	2010	6.56	7.93	0	6.60	7.99	0
	2009	4.18	6.56	0	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007[8]	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2016	6.49	6.71	0	6.61	6.84	0
	2015	5.93	6.49	0	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	0	5.39	5.06	0
	2012	5.88	5.32	0	5.94	5.39	0
	2011	6.36	5.88	0	6.41	5.94	0
	2010	6.89	6.36	0	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	0	8.33	8.51	0
	2007[8]	10.00	8.31	0	10.00	8.33	0
Rydex VIF Technology	2016	11.49	12.33	0	11.70	12.58	0
	2015	11.77	11.49	0	11.96	11.70	0
	2014	11.04	11.77	247	11.20	11.96	0
	2013	8.44	11.04	0	8.55	11.20	0
	2012	7.81	8.44	0	7.88	8.55	0
	2011	8.90	7.81	264	8.97	7.88	0
	2010	8.22	8.90	0	8.27	8.97	0
	2009	5.47	8.22	0	5.49	8.27	0
	2008	10.37	5.47	0	10.39	5.49	0
	2007[8]	10.00	10.37	0	10.00	10.39	0

A-33

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Telecommunications	2016	6.40	7.25	0	6.51	7.40	0
	2015	7.10	6.40	0	7.21	6.51	0
	2014	7.16	7.10	0	7.26	7.21	0
	2013	6.31	7.16	0	6.39	7.26	0
	2012	6.23	6.31	0	6.29	6.39	0
	2011	7.53	6.23	0	7.59	6.29	0
	2010	6.81	7.53	0	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	0
	2008	10.37	5.48	0	10.39	5.50	0
	2007[8]	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2016	11.47	12.79	0	11.68	13.05	0
	2015	13.82	11.47	0	14.05	11.68	0
	2014	11.65	13.82	0	11.82	14.05	0
	2013	8.01	11.65	0	8.10	11.82	0
	2012	7.05	8.01	0	7.12	8.10	0
	2011	8.21	7.05	0	8.27	7.12	0
	2010	6.84	8.21	0	6.88	8.27	0
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	91	8.37	6.06	0
	2007[8]	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2016	7.69	7.43	119,105	7.83	7.58	72
	2015	7.96	7.69	133,914	8.09	7.83	396
	2014	8.24	7.96	85,377	8.36	8.09	5,512
	2013	8.53	8.24	139,544	8.64	8.36	5,430
	2012	8.83	8.53	244,709	8.92	8.64	5,349
	2011	9.14	8.83	12,990	9.22	8.92	11,435
	2010	9.47	9.14	4,279	9.52	9.22	14,382
	2009	9.79	9.47	15,410	9.83	9.52	21,855
	2008	10.02	9.79	0	10.04	9.83	6,992
	2007[8]	10.00	10.02	0	10.00	10.04	0
Rydex VIF Utilities	2016	10.96	12.32	2,279	11.16	12.57	0
	2015	12.25	10.96	1,348	12.45	11.16	0
	2014	10.32	12.25	0	10.46	12.45	0
	2013	9.40	10.32	0	9.51	10.46	0
	2012	9.62	9.40	0	9.72	9.51	0
	2011	8.56	9.62	0	8.63	9.72	0
	2010	8.29	8.56	0	8.34	8.63	0
	2009	7.54	8.29	0	7.57	8.34	0
	2008	11.09	7.54	0	11.11	7.57	0
	2007[8]	10.00	11.09	0	10.00	11.11	0
Rydex VIF Weakening Dollar 2x Strategy	2016	4.84	4.27	0	4.93	4.35	0
	2015	6.02	4.84	0	6.12	4.93	0
	2014	7.98	6.02	0	8.10	6.12	0
	2013	8.50	7.98	0	8.60	8.10	0
	2012	8.73	8.50	0	8.82	8.60	0
	2011	9.39	8.73	0	9.46	8.82	0
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	0
	2007[8]	10.00	11.79	0	10.00	11.81	0

A-34

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
SEI VP Balanced Strategy	2016	9.27	9.57	0	9.30	9.62	0
	2015	9.93	9.27	0	9.94	9.30	0
	2014[5]	10.00	9.93	0	10.00	9.94	0
SEI VP Conservative Strategy	2016	9.51	9.53	0	9.54	9.58	0
	2015	9.89	9.51	0	9.90	9.54	0
	2014[5]	10.00	9.89	0	10.00	9.90	0
SEI VP Defensive Strategy	2016	9.43	9.30	0	9.46	9.35	0
	2015	9.81	9.43	289	9.82	9.46	0
	2014[5]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2016	9.26	9.61	4,312	9.29	9.66	0
	2015	9.95	9.26	4,185	9.96	9.29	0
	2014[5]	10.00	9.95	0	10.00	9.96	0
SEI VP Market Plus Strategy	2016	9.31	9.73	0	9.34	9.78	0
	2015	10.02	9.31	0	10.04	9.34	0
	2014[5]	10.00	10.02	0	10.00	10.04	0
SEI VP Moderate Strategy	2016	9.54	9.77	0	9.57	9.82	0
	2015	10.00	9.54	0	10.01	9.57	0
	2014[5]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2016	16.22	15.75	9,844	16.37	15.93	0
	2015	15.15	16.22	5,285	15.27	16.37	0
	2014	14.41	15.15	4,659	14.49	15.27	0
	2013	10.59	14.41	1,392	10.63	14.49	0
	2012	9.30	10.59	1,091	9.31	10.63	0
	2011[2]	10.00	9.30	0	10.00	9.31	0
T. Rowe Price Equity Income	2016	11.89	13.65	33,271	12.00	13.81	0
	2015	13.25	11.89	57,297	13.35	12.00	0
	2014	12.80	13.25	53,046	12.87	13.35	0
	2013	10.24	12.80	43,047	10.28	12.87	0
	2012	9.07	10.24	16,745	9.08	10.28	0
	2011[2]	10.00	9.07	0	10.00	9.08	0
T. Rowe Price Health Sciences	2016	24.06	20.75	4,861	24.29	20.99	786
	2015	22.14	24.06	5,298	22.31	24.29	837
	2014	17.47	22.14	5,556	17.56	22.31	257
	2013	12.01	17.47	0	12.05	17.56	249
	2012	9.49	12.01	0	9.50	12.05	0
	2011[2]	10.00	9.49	0	10.00	9.50	0
T. Rowe Price Limited‑Term Bond	2016	8.79	8.58	20,953	8.87	8.68	0
	2015	9.09	8.79	33,945	9.16	8.87	0
	2014	9.37	9.09	35,672	9.43	9.16	0
	2013	9.71	9.37	42,322	9.75	9.43	0
	2012	9.82	9.71	11,374	9.83	9.75	0
	2011[2]	10.00	9.82	0	10.00	9.83	0

A-35

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Templeton Developing Markets VIP Fund	2016	11.41	12.95	9,454	11.58	13.16	18
	2015	14.70	11.41	6,679	14.88	11.58	138
	2014	16.61	14.70	13,339	16.78	14.88	2,852
	2013	17.35	16.61	10,092	17.49	16.78	2,796
	2012	15.87	17.35	676	15.97	17.49	2,108
	2011	19.52	15.87	0	19.60	15.97	0
	2010	17.18	19.52	0	17.22	19.60	1,183
	2009	10.30	17.18	0	10.31	17.22	0
	2008[1]	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund	2016	13.58	14.06	18,593	13.77	14.29	0
	2015	15.03	13.58	13,083	15.22	13.77	0
	2014	17.51	15.03	15,999	17.69	15.22	0
	2013	14.74	17.51	6,966	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	0	14.30	15.01	0
	2009	10.78	14.27	0	10.78	14.30	0
	2008[1]	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2016	9.31	9.26	30,076	9.40	9.37	0
	2015	10.07	9.31	24,035	10.15	9.40	0
	2014	10.24	10.07	17,298	10.29	10.15	0
	2013	10.43	10.24	2,965	10.46	10.29	0
	2012	9.38	10.43	0	9.39	10.46	0
	2011[2]	10.00	9.38	0	10.00	9.39	0
Templeton Growth VIP Fund	2016	10.61	11.23	0	10.71	11.36	0
	2015	11.74	10.61	0	11.83	10.71	0
	2014	12.50	11.74	509	12.57	11.83	0
	2013	9.89	12.50	0	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[2]	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2016	9.22	10.00	0	9.31	10.12	0
	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	0	10.45	10.56	0
	2013	9.04	10.39	0	9.07	10.45	0
	2012	7.35	9.04	0	7.36	9.07	0
	2011[2]	10.00	7.35	0	10.00	7.36	0
VanEck VIP Global Gold	2016	5.09	7.28	0	5.12	7.33	0
	2015	6.95	5.09	1,482	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[4]	10.00	7.66	0	10.00	7.67	0
VanEck VIP Global Hard Assets	2016	3.95	5.47	19,197	3.99	5.53	0
	2015	6.16	3.95	13,946	6.20	3.99	0
	2014	7.90	6.16	13,366	7.95	6.20	0
	2013	7.42	7.90	3,035	7.44	7.95	0
	2012	7.45	7.42	0	7.46	7.44	0
	2011[2]	10.00	7.45	0	10.00	7.46	0
Vanguard® VIF Balanced	2016	9.77	10.44	0	9.78	10.46	0
	2015[7]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2016	9.82	10.48	0	9.82	10.50	0
	2015[7]	10.00	9.82	0	10.00	9.82	0

A-36

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Conservative Allocation	2016	9.84	10.03	0	9.84	10.06	0
	2015[7]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2016	9.69	10.54	0	9.70	10.56	0
	2015[7]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2016	9.78	10.83	9,715	9.78	10.85	0
	2015[7]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2016	9.74	10.48	18,203	9.75	10.51	0
	2015[7]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2016	9.88	9.40	0	9.88	9.42	0
	2015[7]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2016	9.77	10.47	87	9.78	10.50	0
	2015[7]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2016	9.70	9.50	6,595	9.70	9.53	0
	2015[7]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2016	9.73	10.41	6,575	9.74	10.43	0
	2015[7]	10.00	9.73	0	10.00	9.74	0
Vanguard® VIF Moderate Allocation	2016	9.79	10.13	3,129	9.79	10.16	0
	2015[7]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF REIT Index	2016	10.14	10.57	3,879	10.14	10.60	0
	2015[7]	10.00	10.14	0	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2016	9.91	9.80	2,276	9.91	9.82	0
	2015[7]	10.00	9.91	0	10.00	9.91	0
Vanguard® VIF Small Company Growth	2016	9.70	10.73	0	9.70	10.75	0
	2015[7]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2016	9.92	9.78	14,521	9.93	9.81	0
	2015[7]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2016	9.73	10.54	984	9.73	10.56	0
	2015[7]	10.00	9.73	0	10.00	9.73	0
Virtus Duff & Phelps International Series (formerly Virtus International Series )	2016	7.94	7.55	27,495	7.98	7.60	0
	2015	9.18	7.94	18,533	9.21	7.98	0
	2014	9.89	9.18	18,155	9.90	9.21	0
	2013[4]	10.00	9.89	9,440	10.00	9.90	0
Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series )	2016	11.06	11.42	11,205	11.12	11.50	0
	2015	11.19	11.06	12,247	11.22	11.12	0
	2014	8.80	11.19	10,294	8.81	11.22	0
	2013[4]	10.00	8.80	2,495	10.00	8.81	0
Virtus Equity Trend Series (formerly Virtus Equity Trend )	2016	9.77	9.35	762	9.83	9.42	0
	2015	11.16	9.77	996	11.19	9.83	0
	2014	11.30	11.16	1,716	11.31	11.19	0
	2013[4]	10.00	11.30	938	10.00	11.31	0
Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series )	2016	10.98	13.36	0	11.02	13.43	0
	2015	11.29	10.98	0	11.30	11.02	0
	2014[5]	10.00	11.29	0	10.00	11.30	0
Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series )	2016	9.07	9.58	6,691	9.12	9.65	0
	2015	9.51	9.07	4,264	9.54	9.12	0
	2014	9.66	9.51	943	9.67	9.54	0
	2013[4]	10.00	9.66	0	10.00	9.67	0

A-37

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Virtus Strategic Allocation Series	2016	10.37	10.10	0	10.43	10.18	0
	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[4]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2016	12.02	12.42	0	12.10	12.51	0
	2015	12.43	12.02	0	12.48	12.10	0
	2014	11.87	12.43	0	11.89	12.48	0
	2013[3]	10.00	11.87	0	10.00	11.89	0
VY Clarion Global Real Estate Portfolio	2016	10.26	9.95	225	10.32	10.03	0
	2015	10.82	10.26	220	12.00	10.32	0
	2014	9.86	10.82	456	9.87	12.00	0
	2013[3]	10.00	9.86	0	10.00	9.87	0
VY Clarion Real Estate Portfolio	2016	11.87	11.94	1,438	11.94	12.03	0
	2015	11.96	11.87	896	10.86	11.94	0
	2014	9.54	11.96	0	9.56	10.86	0
	2013[3]	10.00	9.54	0	10.00	9.56	0
Wells Fargo International Equity VT	2016	9.26	9.24	0	9.35	9.35	0
	2015	9.41	9.26	0	9.49	9.35	0
	2014	10.30	9.41	0	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[2]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT	2016	13.07	12.69	0	13.19	12.84	16
	2015	13.35	13.07	0	13.45	13.19	122
	2014	13.30	13.35	0	13.37	13.45	1,687
	2013	9.84	13.30	0	9.88	13.37	1,662
	2012	8.46	9.84	0	8.47	9.88	1,638
	2011[2]	10.00	8.46	0	10.00	8.47	0
Wells Fargo Opportunity VT	2016	12.88	13.97	274	13.12	14.25	0
	2015	13.76	12.88	266	13.98	13.12	0
	2014	12.90	13.76	0	13.08	13.98	343
	2013	10.22	12.90	0	10.34	13.08	333
	2012	9.16	10.22	0	9.25	10.34	1,248
	2011	10.03	9.16	0	10.11	9.25	0
	2010	8.39	10.03	0	8.44	10.11	0
	2009	5.88	8.39	0	9.50	8.44	0
	2008	10.15	5.88	0	10.17	5.90	0
	2007[8]	10.00	10.15	0	10.00	10.17	0
Western Asset Variable Global High Yield Bond	2016	8.71	9.71	0	8.76	9.79	0
	2015	9.60	8.71	0	9.64	8.76	0
	2014	10.09	9.60	0	10.11	9.64	0
	2013[3]	10.00	10.09	0	10.00	10.11	0
1    For the period November 17, 2008 (date of inception) to December 31, 2008.
2    For the period April 18, 2011 (date of inception) to December 31, 2011
3.   For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.
4.   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
5.   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
6    For the period July 1, 2014 (the date first publicly offered) to December 31, 2014.
7    For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
8    For the period July 26, 2007 (date of inception) to December 31, 2007.

A-38

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2017

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013B (PRS)	32-70130-02 2017/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (each an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2017

•	Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)
•	Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)
•	Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)
•	Ivy VIP Energy (formerly Ivy Funds VIP Energy)
•	Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)
•	Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)
•	Ivy VIP Growth (formerly Ivy Funds VIP Growth)
•	Ivy VIP High Income (formerly Ivy Funds VIP High Income)
•	Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)
•	Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)
•	Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)
•	Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)

2

•	Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)
•	Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)
•	Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)
•	Ivy VIP Value (formerly Ivy Funds VIP Value)
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Janus Aspen Research (formerly Janus Aspen Janus Portfolio)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio[2]
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy

3

•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA International Small Portfolio”)
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA International Value Portfolio”)
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA Short-Term Fixed Portfolio”)
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA U.S. Large Value Portfolio”)
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA U.S. Targeted Value Portfolio”)
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series (formerly Virtus International Series)
•	Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)
•	Virtus Equity Trend Series (formerly Virtus Equity Trend)
•	Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series)
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2017, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”)  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

8

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity
9

Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

10

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	1.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3   The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before February 1, 2013.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.15%	15.24%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.15%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2016.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after February 1, 2013) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$233	$3,235	$5,589	$9,485

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$137	$ 428	$ 739	$1,624

11

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the  Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and  is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in
12

some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

13

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.
14

Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

15

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit , the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

16

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

17

If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs proportionally to the other Subaccounts you have selected, unless your scheduled transfers under the Dollar Cost Averaging and Asset Reallocation Programs have been terminated due to the closing of a Subaccount. See “Closed Subaccounts” below.
Closed Subaccount s. The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective date listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount (the “American Century Subaccount”) on May 1, 2015, your Contract Value will remain invested in the American Century Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century Subaccount, subject to transfer restrictions. Automatic allocations to the American Century Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
If you had Contract Value in the Lord Abbett Series Value Opportunities VC Subaccount (the “Lord Abbett Subaccount”) on April 4, 2017, your Contract Value will remain invested in the Lord Abbett Subaccount. The Lord Abbett Series Value Opportunities intends to liquidate on or about June 30, 2017. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the Lord Abbett Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The BlackRock Global Opportunities V.I. Subaccount (the “BlackRock Subaccount”) will close on or about May 1, 2017. If you have Contract Value in the BlackRock Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 15, 2017. After the BlackRock Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount (the “JPMorgan Subaccount”) will close on or about May 17, 2017. If you have Contract Value in the JPMorgan Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the JPMorgan Subaccount. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. After the JPMorgan Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the JPMorgan Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccounts, we currently anticipate we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century
18

Subaccount, this only applies to contracts without Contract Value in the American Century Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to any of the Closed Subaccount s pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccount	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Value Opportunities VC	April 4, 2017
BlackRock Global Opportunities V.I.	May 1, 2017
JPMorgan Insurance Trust Intrepid MidCap Portfolio	May 17, 2017

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis,
19

six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

20

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing
21

the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days

22

Subaccount	Transfer Block Restriction (# of Calendar Days)
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Advantus Real Estate Securities, Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Dividend Opportunities, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value , Janus Aspen Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio [1] , JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, , MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days

23

Subaccount	Transfer Block Restriction (# of Calendar Days)
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days

24

Subaccount	Transfer Block Restriction (# of Calendar Days)
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus Equity Trend Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on
25

the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood ,  Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

26

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess
27

Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the NYSE to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the
28

fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then
29

deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

30

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:

31

Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are
32

provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

33

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

34

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such
35

joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

36

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. More-over, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal
37

taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003‑91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003‑91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003‑91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments.
38

At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons , ” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

39

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

40

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The
41

Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 (for 2017). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-payers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract
42

under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

43

Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free
44

partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted
45

by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any

46

litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
Contract Sales. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL, the “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015, and 2014, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $852, $7,030, and $6,096, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Payment of Compensation. The Company may pay commissions to SDL and to Selling Broker-Dealers in con-nection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compen-sation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage
47

of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until July 26, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based.
48

Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees , and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS.
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

49

Note: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio		Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investments
American Century VP International	II	Seeks capital growth.	American Century Investments
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.

50

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/AAA-Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio	Institutional	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Small Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	Institutional	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited

51

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Dimensional VA U.S. Large Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Eaton Vance VT Floating-Rate Income	Initial	Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers

52

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited, and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC

53

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. Intl.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments

54

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisors Inc
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisors Inc
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisors Inc
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisors Inc
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisors Inc
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc

55

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisors Inc
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Advantus Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Dividend Opportunities		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio[1]	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.

56

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.

57

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO

58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam Investment Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC

59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments

63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities	Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investment Mgmt. Co.
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.

65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Mgmt. Co. LLP, Vanguard Quantitative Equity Group
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP, William Blair Investment Mgmt., LLC, Jackson Square Partners, LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid-Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard® VIF REIT Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Equity Index Group
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Partners, Vanguard Quantitative Equity Group
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers	Kanye Anderson Rudnick Investment Mgmt. LLC

66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisers	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt. LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

67

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016 .
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2016	8.78	9.27	0
	2015	9.81	8.78	0
	2014	10.19	9.81	0
	2013[4]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2016	9.56	9.55	0
	2015	10.03	9.56	0
	2014[5]	10.00	10.03	0
AB VPS Global Thematic Growth	2016	11.44	10.96	0
	2015	11.54	11.44	0
	2014	11.40	11.54	0
	2013[3]	10.00	11.40	0
AB VPS Growth and Income	2016	12.69	13.61	0
	2015	12.95	12.69	1,570
	2014	12.26	12.95	0
	2013[3]	10.00	12.26	0
AB VPS Small/Mid Cap Value	2016	11.78	14.20	0
	2015	12.93	11.78	0
	2014	12.28	12.93	0
	2013[3]	10.00	12.28	1,011
Alger Capital Appreciation	2016	14.99	14.51	17,519
	2015	14.65	14.99	19,471
	2014	13.36	14.65	19,046
	2013	10.26	13.36	10,284
	2012	9.01	10.26	0
	2011[2]	10.00	9.01	0
Alger Large Cap Growth	2016	13.15	12.55	0
	2015	13.43	13.15	0
	2014	12.57	13.43	0
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[2]	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2016	6.89	9.38	14,891
	2015	11.50	6.89	8,862
	2014	10.64	11.50	8,216
	2013[4]	10.00	10.64	0
American Century VP Income & Growth	2016	13.44	14.70	9,331
	2015	14.79	13.44	9,538
	2014	13.63	14.79	8,821
	2013	10.41	13.63	7,772
	2012	9.42	10.41	6,586
	2011[2]	10.00	9.42	0
American Century VP Inflation Protection	2016	8.43	8.50	1,011
	2015	8.95	8.43	0
	2014	8.96	8.95	0
	2013[3]	10.00	8.96	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP International	2016	9.98	9.11	0
	2015	10.28	9.98	0
	2014	11.28	10.28	0
	2013	9.55	11.28	0
	2012	8.17	9.55	0
	2011[2]	10.00	8.17	0
American Century VP Mid Cap Value	2016	13.80	16.36	1,988
	2015	14.51	13.80	2,687
	2014	12.92	14.51	8,288
	2013	10.30	12.92	6,406
	2012	9.17	10.30	377
	2011[2]	10.00	9.17	0
American Century VP Value	2016	13.25	15.39	936
	2015	14.29	13.25	908
	2014	13.10	14.29	0
	2013	10.31	13.10	0
	2012	9.32	10.31	0
	2011[2]	10.00	9.32	0
American Funds IS® Asset Allocation	2016	9.95	10.49	0
	2015	10.18	9.95	0
	2014[5]	10.00	10.18	0
American Funds IS® Blue Chip Income and Growth	2016	10.13	11.60	4,183
	2015	10.84	10.13	555
	2014[5]	10.00	10.84	543
American Funds IS® Global Bond	2016	8.78	8.69	10,008
	2015	9.49	8.78	9,712
	2014[5]	10.00	9.49	0
American Funds IS® Global Growth	2016	10.47	10.15	1,199
	2015	10.16	10.47	1,163
	2014[5]	10.00	10.16	0
American Funds IS® Global Growth and Income	2016	9.54	9.86	0
	2015	10.04	9.54	0
	2014[5]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2016	9.58	9.42	0
	2015	9.91	9.58	0
	2014[5]	10.00	9.91	0
American Funds IS® Growth	2016	10.93	11.53	3,216
	2015	10.62	10.93	4,954
	2014[5]	10.00	10.62	3,063
American Funds IS® Growth-Income	2016	10.38	11.15	0
	2015	10.61	10.38	0
	2014[5]	10.00	10.61	0
American Funds IS® International	2016	8.67	8.65	0
	2015	9.42	8.67	2,086
	2014[5]	10.00	9.42	0
American Funds IS® International Growth and Income	2016	8.32	8.14	7,793
	2015	9.15	8.32	7,563
	2014[5]	10.00	9.15	0
American Funds IS® Mortgage	2016	9.79	9.65	6,918
	2015	9.98	9.79	1,292
	2014[5]	10.00	9.98	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® New World	2016	8.44	8.57	2,644
	2015	9.04	8.44	3,798
	2014[5]	10.00	9.04	0
American Funds IS® U.S. Government/AAA-Rated Securities	2016	9.75	9.51	8,460
	2015	9.96	9.75	1,405
	2014[5]	10.00	9.96	0
BlackRock Basic Value V.I.	2016	12.40	14.11	0
	2015	13.68	12.40	0
	2014	12.92	13.68	0
	2013	9.71	12.92	0
	2012	8.84	9.71	0
	2011[2]	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2016	12.93	12.48	0
	2015	12.56	12.93	0
	2014	11.97	12.56	0
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[2]	10.00	8.47	0
BlackRock Equity Dividend V.I.	2016	12.49	14.01	0
	2015	13.04	12.49	0
	2014	12.38	13.04	0
	2013	10.32	12.38	0
	2012	9.55	10.32	0
	2011[2]	10.00	9.55	0
BlackRock Global Allocation V.I.	2016	9.99	10.02	8,318
	2015	10.45	9.99	11,401
	2014	10.61	10.45	8,086
	2013	9.60	10.61	7,762
	2012	9.04	9.60	6,842
	2011[2]	10.00	9.04	0
BlackRock Global Opportunities V.I.	2016	10.23	10.21	0
	2015	10.54	10.23	0
	2014	11.41	10.54	0
	2013	9.12	11.41	0
	2012	8.26	9.12	0
	2011[2]	10.00	8.26	0
BlackRock High Yield V.I.	2016	9.58	10.44	35,969
	2015	10.31	9.58	32,975
	2014	10.41	10.31	29,878
	2013[3]	10.00	10.41	10,460
BlackRock Large Cap Core V.I.	2016	13.29	14.15	0
	2015	13.72	13.29	0
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[2]	10.00	9.07	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Large Cap Growth V.I.	2016	14.10	14.65	0
	2015	14.24	14.10	0
	2014	12.93	14.24	0
	2013	10.02	12.93	0
	2012	9.04	10.02	0
	2011[2]	10.00	9.04	0
Deutsche Capital Growth VIP	2016	14.60	14.67	0
	2015	13.95	14.60	0
	2014	12.81	13.95	0
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[2]	10.00	8.85	0
Deutsche Core Equity VIP	2016	14.40	15.33	967
	2015	14.20	14.40	1,276
	2014	13.18	14.20	0
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[2]	10.00	8.93	0
Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)	2016	11.70	10.79	0
	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	0
	2012	9.18	9.71	0
	2011[2]	10.00	9.18	0
Deutsche Global Growth VIP	2016	9.67	9.66	0
	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011[2]	10.00	7.87	0
Deutsche Global Small Cap VIP	2016	11.09	10.86	0
	2015	11.38	11.09	751
	2014	12.31	11.38	729
	2013	9.39	12.31	708
	2012	8.46	9.39	0
	2011[2]	10.00	8.46	0
Deutsche Government & Agency Securities VIP	2016	9.33	9.08	0
	2015	9.69	9.33	0
	2014	9.56	9.69	1,251
	2013	10.23	9.56	5,490
	2012	10.33	10.23	5,423
	2011[2]	10.00	10.33	0
Deutsche High Income VIP	2016	9.21	10.03	0
	2015	10.03	9.21	0
	2014	10.26	10.03	0
	2013[3]	10.00	10.26	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Small Mid Cap Value VIP	2016	11.46	12.90	0
	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	0
	2012	8.39	9.19	0
	2011[2]	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2016	9.35	9.15	255
	2015	9.57	9.35	6,337
	2014	9.66	9.57	18,516
	2013[3]	10.00	9.66	17,532
Dimensional VA International Small Portfolio	2016	10.77	11.01	6,150
	2015	10.58	10.77	3,188
	2014	11.67	10.58	13,017
	2013[3]	10.00	11.67	11,253
Dimensional VA International Value Portfolio	2016	8.91	9.35	12,998
	2015	9.95	8.91	19,873
	2014	11.14	9.95	8,107
	2013[3]	10.00	11.14	3,814
Dimensional VA Short-Term Fixed Portfolio	2016	8.99	8.72	3,907
	2015	9.32	8.99	3,803
	2014	9.67	9.32	4,771
	2013[3]	10.00	9.67	2,612
Dimensional VA U.S. Large Value Portfolio	2016	12.21	13.97	58,891
	2015	13.14	12.21	55,143
	2014	12.52	13.14	33,188
	2013[3]	10.00	12.52	9,246
Dimensional VA U.S. Targeted Value Portfolio	2016	11.78	14.45	1,005
	2015	12.91	11.78	1,926
	2014	12.94	12.91	2,250
	2013[3]	10.00	12.94	704
Dreyfus IP Small Cap Stock Index	2016	12.22	14.84	5,104
	2015	12.95	12.22	2,380
	2014	12.75	12.95	4,904
	2013[3]	10.00	12.75	5,650
Dreyfus IP Technology Growth	2016	12.78	12.89	0
	2015	12.50	12.78	0
	2014	12.13	12.50	0
	2013[3]	10.00	12.13	0
Dreyfus Stock Index	2016	12.80	13.78	0
	2015	13.13	12.80	0
	2014	12.02	13.13	0
	2013[3]	10.00	12.02	0
Dreyfus VIF Appreciation	2016	10.87	11.31	0
	2015	11.57	10.87	0
	2014	11.11	11.57	0
	2013[3]	10.00	11.11	0
Dreyfus VIF International Value	2016	6.38	6.07	0
	2015	6.81	6.38	0
	2014	7.80	6.81	0
	2013[3]	10.00	7.80	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Eaton Vance VT Floating-Rate Income	2016	9.35	9.84	4,332
	2015	9.77	9.35	4,347
	2014[5]	10.00	9.77	2,117
Federated Fund for U.S. Government Securities II	2016	10.08	9.89	2,856
	2015	10.38	10.08	4,005
	2014	10.27	10.38	10,108
	2013[3]	10.00	10.27	0
Federated High Income Bond II	2016	12.37	13.69	0
	2015	13.16	12.37	815
	2014	13.30	13.16	7,072
	2013	12.90	13.30	12,276
	2012	11.68	12.90	0
	2011	11.53	11.68	296
	2010	10.43	11.53	292
	2009	7.08	10.43	701
	2008	9.92	7.08	311
	2007[8]	10.00	9.92	0
Fidelity® VIP Balanced	2016	11.73	12.12	372
	2015	12.10	11.73	787
	2014	11.38	12.10	1,101
	2013	9.88	11.38	0
	2012	8.90	9.88	0
	2011[2]	10.00	8.90	0
Fidelity® VIP Contrafund®	2016	12.74	13.26	14,792
	2015	13.13	12.74	24,053
	2014	12.17	13.13	36,817
	2013	9.62	12.17	7,074
	2012	8.58	9.62	3,684
	2011	9.13	8.58	0
	2010	8.08	9.13	0
	2009	6.18	8.08	0
	2008	11.15	6.18	0
	2007[8]	10.00	11.15	0
Fidelity® VIP Disciplined Small Cap	2016	12.93	15.27	1,252
	2015	13.68	12.93	1,215
	2014	13.49	13.68	838
	2013	10.12	13.49	813
	2012	8.84	10.12	0
	2011[2]	10.00	8.84	0
Fidelity® VIP Emerging Markets	2016	8.37	8.33	1,529
	2015	9.66	8.37	3,117
	2014	9.89	9.66	3,312
	2013[3]	10.00	9.89	1,847
Fidelity® VIP Growth & Income	2016	13.83	15.47	4,103
	2015	14.69	13.83	1,282
	2014	13.79	14.69	3,350
	2013	10.71	13.79	0
	2012	9.38	10.71	0
	2011[2]	10.00	9.38	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth Opportunities	2016	13.89	13.42	24,765
	2015	13.46	13.89	24,294
	2014	12.61	13.46	21,151
	2013[3]	10.00	12.61	0
Fidelity® VIP High Income	2016	9.19	10.14	555
	2015	9.90	9.19	538
	2014	10.15	9.90	522
	2013[3]	10.00	10.15	0
Fidelity® VIP Index 500	2016	12.37	13.33	35,466
	2015	12.67	12.37	69,827
	2014	11.57	12.67	43,632
	2013	9.08	11.57	39,920
	2012	8.13	9.08	14,778
	2011	8.27	8.13	0
	2010	7.46	8.27	0
	2009	6.11	7.46	0
	2008	10.07	6.11	0
	2007[8]	10.00	10.07	0
Fidelity® VIP Investment-Grade Bond	2016	10.60	10.70	15,333
	2015	11.07	10.60	13,793
	2014	10.85	11.07	32,872
	2013	11.47	10.85	18,426
	2012	11.24	11.47	11,124
	2011	10.87	11.24	227
	2010	10.46	10.87	150
	2009	9.38	10.46	500
	2008	10.06	9.38	236
	2007[8]	10.00	10.06	0
Fidelity® VIP Mid Cap	2016	11.70	12.65	11,139
	2015	12.31	11.70	15,526
	2014	12.02	12.31	14,784
	2013	9.16	12.02	22,941
	2012	8.27	9.16	7,980
	2011[2]	10.00	8.27	0
Fidelity® VIP Overseas	2016	10.02	9.17	87
	2015	10.04	10.02	124
	2014	11.34	10.04	0
	2013	9.02	11.34	0
	2012	7.75	9.02	0
	2011[2]	10.00	7.75	0
Fidelity® VIP Real Estate	2016	13.67	13.93	7,611
	2015	13.68	13.67	8,775
	2014	10.91	13.68	8,593
	2013	11.11	10.91	7,696
	2012	9.72	11.11	3,300
	2011[2]	10.00	9.72	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Strategic Income	2016	9.66	10.08	2,773
	2015	10.20	9.66	3,607
	2014	10.21	10.20	44,877
	2013	10.57	10.21	3,345
	2012	9.92	10.57	3,966
	2011[2]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2016	9.95	9.91	0
	2015[7]	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2016	12.67	11.88	0
	2015	12.56	12.67	0
	2014	12.25	12.56	0
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[2]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2016	13.06	14.08	5,661
	2015	13.64	13.06	5,494
	2014	12.93	13.64	0
	2013	10.33	12.93	0
	2012	9.53	10.33	0
	2011[2]	10.00	9.53	0
Franklin Income VIP Fund	2016	10.27	11.31	850
	2015	11.44	10.27	849
	2014	11.32	11.44	824
	2013	10.28	11.32	800
	2012	9.45	10.28	0
	2011[2]	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2016	13.75	13.05	0
	2015	13.48	13.75	0
	2014	12.41	13.48	0
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[2]	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2016	11.63	12.61	20,814
	2015	12.50	11.63	61,997
	2014	12.24	12.50	47,526
	2013	9.93	12.24	37,671
	2012	9.06	9.93	15,551
	2011[2]	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2016	11.85	13.29	1,742
	2015	12.90	11.85	1,690
	2014	12.47	12.90	1,640
	2013	10.06	12.47	0
	2012	9.12	10.06	0
	2011[2]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2016	13.07	14.66	7,065
	2015	14.05	13.07	7,471
	2014	13.37	14.05	7,043
	2013	10.67	13.37	6,435
	2012	9.87	10.67	1,091
	2011[2]	10.00	9.87	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small Cap Value VIP Fund	2016	11.44	14.38	14,252
	2015	12.78	11.44	13,437
	2014	13.16	12.78	9,883
	2013	10.00	13.16	5,027
	2012	8.74	10.00	0
	2011[2]	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund	2016	22.78	22.93	0
	2015	24.23	22.78	0
	2014	23.33	24.23	0
	2013	17.48	23.33	0
	2012	16.32	17.48	0
	2011	17.75	16.32	0
	2010	14.40	17.75	0
	2009	10.38	14.40	0
	2008[1]	10.00	10.38	0
Franklin Strategic Income VIP Fund	2016	9.66	10.08	413
	2015	10.41	9.66	2,036
	2014	10.58	10.41	4,072
	2013	10.60	10.58	3,411
	2012	9.73	10.60	0
	2011[2]	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2016	9.25	9.00	5,891
	2015	9.53	9.25	5,153
	2014	9.54	9.53	0
	2013	10.11	9.54	0
	2012	10.27	10.11	0
	2011[2]	10.00	10.27	0
Goldman Sachs VIT Growth Opportunities	2016	12.70	12.45	3,339
	2015	13.87	12.70	0
	2014	12.92	13.87	1,319
	2013	10.12	12.92	0
	2012	8.77	10.12	0
	2011[2]	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2016	9.27	9.05	29,009
	2015	9.64	9.27	33,517
	2014	9.99	9.64	56,874
	2013	10.30	9.99	35,103
	2012	10.37	10.30	0
	2011[2]	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2016	12.68	13.63	0
	2015	13.75	12.68	0
	2014	12.64	13.75	0
	2013	9.84	12.64	0
	2012	8.58	9.84	0
	2011[2]	10.00	8.58	0
Goldman Sachs VIT Mid Cap Value	2016	11.97	13.10	0
	2015	13.69	11.97	0
	2014	12.51	13.69	771
	2013	9.77	12.51	0
	2012	8.56	9.77	0
	2011[2]	10.00	8.56	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Small Cap Equity Insights	2016	12.40	14.74	0
	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[2]	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2016	14.88	14.62	0
	2015	14.93	14.88	0
	2014	13.63	14.93	0
	2013	10.69	13.63	0
	2012	9.25	10.69	0
	2011[2]	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2016	9.67	9.07	0
	2015	9.93	9.67	0
	2014	11.14	9.93	0
	2013	9.32	11.14	0
	2012	7.98	9.32	0
	2011[2]	10.00	7.98	0
Guggenheim VIF All Cap Value	2016	19.34	22.92	0
	2015	21.00	19.34	0
	2014	20.20	21.00	0
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008[1]	10.00	10.52	0
Guggenheim VIF Floating Rate Strategies	2016	9.64	10.11	9,425
	2015	9.91	9.64	17,025
	2014	10.02	9.91	12,590
	2013[4]	10.00	10.02	8,501
Guggenheim VIF Global Managed Futures Strategy	2016	6.39	5.26	0
	2015	6.72	6.39	9,936
	2014	6.21	6.72	4,125
	2013	6.26	6.21	2,022
	2012	7.30	6.26	0
	2011	8.27	7.30	0
	2010	8.88	8.27	0
	2009	9.57	8.88	0
	2008[1]	10.00	9.57	0
Guggenheim VIF High Yield	2016	9.93	11.27	11,370
	2015	10.70	9.93	1,802
	2014	10.80	10.70	2,965
	2013	10.41	10.80	1,700
	2012	9.38	10.41	8,339
	2011[2]	10.00	9.38	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Large Cap Value	2016	18.08	21.20	98
	2015	19.72	18.08	96
	2014	18.64	19.72	0
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	0
	2009	10.28	12.56	0
	2008[1]	10.00	10.28	0
Guggenheim VIF Long Short Equity	2016	8.93	8.69	6,471
	2015	9.13	8.93	7,742
	2014	9.20	9.13	5,582
	2013	8.10	9.20	2,569
	2012	8.03	8.10	0
	2011	8.90	8.03	0
	2010	8.28	8.90	0
	2009	6.74	8.28	0
	2008	11.76	6.74	130
	2007[8]	10.00	11.76	0
Guggenheim VIF Managed Asset Allocation	2016	11.39	11.88	0
	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[2]	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2016	20.07	24.58	189
	2015	22.29	20.07	2,296
	2014	22.86	22.29	0
	2013	17.75	22.86	0
	2012	15.69	17.75	0
	2011	17.55	15.69	0
	2010	15.42	17.55	0
	2009	11.09	15.42	0
	2008[1]	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2016	7.28	7.00	36,080
	2015	7.40	7.28	36,500
	2014	7.32	7.40	21,458
	2013	7.45	7.32	3,040
	2012	7.55	7.45	0
	2011	7.56	7.55	0
	2010	7.37	7.56	0
	2009	7.88	7.37	0
	2008	10.04	7.88	0
	2007[8]	10.00	10.04	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Small Cap Value	2016	13.70	16.76	265
	2015	15.19	13.70	264
	2014	15.94	15.19	257
	2013	12.07	15.94	938
	2012	10.45	12.07	0
	2011	11.34	10.45	0
	2010	9.63	11.34	0
	2009	6.39	9.63	0
	2008	10.77	6.39	0
	2007[8]	10.00	10.77	0
Guggenheim VIF StylePlus Large Core	2016	12.85	14.07	949
	2015	13.11	12.85	931
	2014	11.75	13.11	1,280
	2013[3]	10.00	11.75	0
Guggenheim VIF StylePlus Large Growth	2016	13.09	13.75	0
	2015	12.84	13.09	0
	2014	11.53	12.84	1,938
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[2]	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2016	24.06	25.25	707
	2015	24.92	24.06	509
	2014	22.82	24.92	424
	2013[3]	10.00	22.82	0
Guggenheim VIF StylePlus Small Growth	2016	12.86	14.10	0
	2015	13.49	12.86	0
	2014	12.83	13.49	0
	2013[3]	10.00	12.83	0
Guggenheim VIF Total Return Bond	2016	10.04	10.36	22,750
	2015	10.28	10.04	29,827
	2014	9.84	10.28	29,535
	2013[3]	10.00	9.84	3,092
Guggenheim VIF World Equity Income	2016	8.30	8.85	0
	2015	8.65	8.30	0
	2014	8.52	8.65	0
	2013	7.40	8.52	3,690
	2012	6.57	7.40	0
	2011	8.07	6.57	0
	2010	7.22	8.07	0
	2009	6.25	7.22	0
	2008	10.49	6.25	0
	2007[8]	10.00	10.49	0
Invesco V.I. American Franchise	2016	13.36	13.16	0
	2015	10.62	13.36	0
	2014	12.63	10.62	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[2]	10.00	8.54	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. American Value	2016	12.21	13.59	0
	2015	13.95	12.21	230
	2014	13.19	13.95	0
	2013	10.19	13.19	0
	2012	9.01	10.19	0
	2011[2]	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2016	9.30	10.01	2,340
	2015	10.07	9.30	2,277
	2014[5]	10.00	10.07	943
Invesco V.I. Comstock	2016	12.87	14.55	1,289
	2015	14.20	12.87	2,100
	2014	13.47	14.20	7,186
	2013	10.28	13.47	6,270
	2012	8.95	10.28	0
	2011[2]	10.00	8.95	0
Invesco V.I. Core Equity	2016	11.76	12.50	0
	2015	12.95	11.76	0
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[2]	10.00	9.09	0
Invesco V.I. Equity and Income	2016	11.85	13.15	0
	2015	12.59	11.85	0
	2014	11.98	12.59	0
	2013	9.93	11.98	0
	2012	9.15	9.93	0
	2011[2]	10.00	9.15	0
Invesco V.I. Global Core Equity	2016	9.83	10.11	0
	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[2]	10.00	8.23	0
Invesco V.I. Global Health Care	2016	16.76	14.30	87
	2015	16.86	16.76	125
	2014	14.62	16.86	0
	2013	10.79	14.62	0
	2012	9.27	10.79	0
	2011[2]	10.00	9.27	0
Invesco V.I. Global Real Estate	2016	11.33	11.15	2,438
	2015	11.94	11.33	2,956
	2014	10.81	11.94	7,264
	2013	10.92	10.81	6,465
	2012	8.84	10.92	0
	2011[2]	10.00	8.84	0
Invesco V.I. Government Securities	20016	9.42	9.19	117
	2015	9.75	9.42	2,374
	2014	9.71	9.75	9,288
	2013	10.35	9.71	8,750
	2012	10.48	10.35	0
	2011[2]	10.00	10.48	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Growth and Income	2016	12.72	14.68	0
	2015	13.62	12.72	0
	2014	12.82	13.62	0
	2013	9.92	12.82	0
	2012	8.98	9.92	0
	2011[2]	10.00	8.98	0
Invesco V.I. High Yield	2016	10.13	10.84	291
	2015	10.85	10.13	0
	2014	11.05	10.85	139
	2013	10.72	11.05	3,500
	2012	9.48	10.72	5,984
	2011[2]	10.00	9.48	0
Invesco V.I. International Growth	2016	9.46	9.08	4,957
	2015	10.06	9.46	6,003
	2014	10.40	10.06	15,926
	2013	9.07	10.40	16,496
	2012	8.15	9.07	3,910
	2011	9.07	8.15	0
	2010	8.33	9.07	0
	2009	6.39	8.33	0
	2008	11.13	6.39	0
	2007[8]	10.00	11.13	0
Invesco V.I. Managed Volatility	2016	12.58	13.40	0
	2015	13.34	12.58	0
	2014	11.48	13.34	0
	2013	10.75	11.48	0
	2012	10.77	10.75	0
	2011[2]	10.00	10.77	0
Invesco V.I. Mid Cap Core Equity	2016	11.06	12.09	1,560
	2015	11.96	11.06	1,514
	2014	11.89	11.96	1,829
	2013	9.58	11.89	0
	2012	8.96	9.58	0
	2011	9.92	8.96	0
	2010	9.03	9.92	0
	2009	7.20	9.03	0
	2008	10.44	7.20	0
	2007[8]	10.00	10.44	0
Invesco V.I. Mid Cap Growth	2016	11.89	11.55	0
	2015	12.18	11.89	0
	2014	11.71	12.18	0
	2013	8.87	11.71	0
	2012	8.23	8.87	0
	2011[2]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2016	12.76	13.70	3,545
	2015	13.10	12.76	4,176
	2014	12.01	13.10	5,967
	2013[3]	10.00	12.01	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Small Cap Equity	2016	11.27	12.17	2,489
	2015	12.37	11.27	4,502
	2014	12.54	12.37	7,374
	2013	9.47	12.54	6,857
	2012	8.63	9.47	1,247
	2011[2]	10.00	8.63	0
Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities )	2016	13.64	13.74	0
	2015	13.47	13.64	222
	2014	10.71	13.47	0
	2013	10.97	10.71	0
	2012	9.64	10.97	0
	2011[2]	10.00	9.64	0
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy )	2016	9.71	9.14	3,205
	2015	10.97	9.71	3,158
	2014	11.98	10.97	631
	2013	9.91	11.98	613
	2012	8.61	9.91	0
	2011[2]	10.00	8.61	0
Ivy VIP Balanced (formerly Ivy Funds VIP Balanced )	2016	12.27	12.09	846
	2015	12.74	12.27	844
	2014	12.26	12.74	820
	2013	10.26	12.26	797
	2012	9.50	10.26	0
	2011[2]	10.00	9.50	0
Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity )	2016	13.66	13.69	0
	2015	14.24	13.66	602
	2014	13.43	14.24	5,622
	2013	10.42	13.43	5,481
	2012	9.09	10.42	0
	2011[2]	10.00	9.09	0
Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities )	2016	11.88	12.28	0
	2015	12.56	11.88	0
	2014	11.84	12.56	0
	2013	9.45	11.84	0
	2012	8.65	9.45	0
	2011[2]	10.00	8.65	0
Ivy VIP Energy (formerly Ivy Funds VIP Energy )	2016	6.14	7.98	0
	2015	8.17	6.14	0
	2014	9.45	8.17	0
	2013	7.66	9.45	0
	2012	7.82	7.66	0
	2011[2]	10.00	7.82	0
Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond )	2016	8.95	9.25	0
	2015	9.52	8.95	0
	2014	9.83	9.52	299
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[2]	10.00	9.73	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth )	2016	11.10	10.39	2,070
	2015	11.11	11.10	2,587
	2014	11.39	11.11	2,465
	2013	9.89	11.39	1,160
	2012	8.67	9.89	792
	2011[2]	10.00	8.67	0
Ivy VIP Growth (formerly Ivy Funds VIP Growth )	2016	15.10	14.76	311
	2015	14.58	15.10	3,927
	2014	13.50	14.58	0
	2013	10.24	13.50	0
	2012	9.40	10.24	0
	2011[2]	10.00	9.40	0
Ivy VIP High Income (formerly Ivy Funds VIP High Income )	2016	10.67	11.98	4,681
	2015	11.81	10.67	7,028
	2014	12.00	11.81	16,586
	2013	11.24	12.00	21,159
	2012	9.81	11.24	0
	2011[2]	10.00	9.81	0
Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity )	2016	9.94	9.71	5,350
	2015	10.39	9.94	4,184
	2014	10.60	10.39	2,598
	2013	8.78	10.60	0
	2012	8.02	8.78	0
	2011[2]	10.00	8.02	0
Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond )	2016	9.16	9.02	20,223
	2015	9.40	9.16	35,361
	2014	9.64	9.40	33,321
	2013	10.03	9.64	29,341
	2012	10.05	10.03	0
	2011[2]	10.00	10.05	0
Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth )	2016	11.59	11.88	4,084
	2015	12.73	11.59	3,424
	2014	12.22	12.73	5,373
	2013	9.73	12.22	5,242
	2012	8.87	9.73	403
	2011[2]	10.00	8.87	0
Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources )	2016	5.92	7.08	0
	2015	7.89	5.92	0
	2014[5]	10.00	7.89	0
Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology )	2016	14.38	14.11	871
	2015	15.33	14.38	845
	2014	15.41	15.33	403
	2013	10.20	15.41	496
	2012	8.26	10.20	0
	2011[2]	10.00	8.26	0
Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value )	2016	11.17	13.91	1,488
	2015	12.25	11.17	1,903
	2014	11.84	12.25	1,548
	2013	9.18	11.84	0
	2012	8.01	9.18	0
	2011[2]	10.00	8.01	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth )	2016	10.75	10.69	0
	2015	10.92	10.75	0
	2014	11.12	10.92	0
	2013	8.03	11.12	0
	2012	7.91	8.03	0
	2011[2]	10.00	7.91	0
Ivy VIP Value (formerly Ivy Funds VIP Value )	2016	12.66	13.59	0
	2015	13.64	12.66	0
	2014	12.73	13.64	2,063
	2013	9.73	12.73	574
	2012	8.47	9.73	0
	2011[2]	10.00	8.47	0
Janus Aspen Enterprise	2016	14.03	15.19	3,742
	2015	14.00	14.03	3,122
	2014	12.91	14.00	203
	2013	10.12	12.91	0
	2012	8.95	10.12	0
	2011[2]	10.00	8.95	0
Janus Aspen Forty	2016	15.23	14.99	0
	2015	14.08	15.23	333
	2014	13.43	14.08	2,262
	2013	10.62	13.43	0
	2012	8.88	10.62	0
	2011[2]	10.00	8.88	0
Janus Aspen Overseas	2016	5.94	5.35	467
	2015	6.74	5.94	9,239
	2014	7.93	6.74	0
	2013	7.19	7.93	0
	2012	6.57	7.19	0
	2011[2]	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2016	11.22	12.87	0
	2015	12.06	11.22	1,975
	2014	11.51	12.06	0
	2013	9.47	11.51	0
	2012	8.85	9.47	0
	2011[2]	10.00	8.85	0
Janus Aspen Research (formerly Janus Aspen Janus Portfolio )	2016	14.10	13.66	419
	2015	13.89	14.10	412
	2014	12.75	13.89	842
	2013	10.16	12.75	0
	2012	8.89	10.16	0
	2011[2]	10.00	8.89	0
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.42	9.27	5,142
	2015	9.67	9.42	5,017
	2014	9.56	9.67	4,896
	2013[3]	10.00	9.56	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2016	12.82	13.84	16,847
	2015	14.13	12.82	17,250
	2014	12.66	14.13	12,242
	2013[3]	10.00	12.66	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust Small Cap Core Portfolio	2016	12.28	14.22	6,709
	2015	13.46	12.28	4,085
	2014	12.74	13.46	0
	2013[3]	10.00	12.74	0
JPMorgan Insurance Trust US Equity Portfolio	2016	13.21	14.13	0
	2015	13.59	13.21	0
	2014	12.38	13.59	0
	2013[3]	10.00	12.38	0
Lord Abbett Series Bond-Debenture VC	2016	10.66	11.55	19,253
	2015	11.21	10.66	8,954
	2014	11.12	11.21	10,574
	2013	10.64	11.12	3,032
	2012	9.79	10.64	0
	2011[2]	10.00	9.79	0
Lord Abbett Series Calibrated Dividend Growth	2016	12.58	13.98	188
	2015	13.30	12.58	268
	2014	12.34	13.30	263
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[2]	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2016	12.22	13.28	0
	2015	12.77	12.22	0
	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	2011[2]	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2016	12.47	11.73	1,428
	2015	14.06	12.47	1,385
	2014	14.03	14.06	614
	2013	9.27	14.03	2,343
	2012	8.56	9.27	0
	2011[2]	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2016	11.73	13.12	0
	2015	12.58	11.73	0
	2014	12.15	12.58	0
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[2]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2016	12.00	13.57	0
	2015	12.79	12.00	0
	2014	12.29	12.79	0
	2013	9.36	12.29	0
	2012	8.65	9.36	0
	2011[2]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2016	11.99	11.73	0
	2015	12.08	11.99	0
	2014	11.79	12.08	0
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[2]	10.00	8.08	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Mid Cap Stock VC	2016	11.99	13.48	0
	2015	12.90	11.99	0
	2014	11.97	12.90	0
	2013	9.51	11.97	0
	2012	8.59	9.51	0
	2011[2]	10.00	8.59	0
Lord Abbett Series Total Return VC	2016	10.17	10.24	20,499
	2015	10.60	10.17	18,293
	2014	10.34	10.60	11,780
	2013	10.82	10.34	0
	2012	10.49	10.82	0
	2011[2]	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2016	12.29	13.90	0
	2015	13.06	12.29	0
	2014	12.41	13.06	0
	2013	9.25	12.41	0
	2012	8.63	9.25	0
	2011[2]	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2016	6.81	7.17	4,647
	2015	8.11	6.81	4,148
	2014	9.02	8.11	2,914
	2013[3]	10.00	9.02	0
MFS® VIT Global Tactical Allocation	2016	9.37	9.59	0
	2015	9.94	9.37	0
	2014[5]	10.00	9.94	0
MFS® VIT High Yield	2016	9.31	10.22	0
	2015	10.08	9.31	0
	2014	10.18	10.08	0
	2013[3]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2016	13.71	14.02	905
	2015	14.25	13.71	879
	2014	13.27	14.25	0
	2013	10.56	13.27	0
	2012	9.37	10.56	0
	2011[2]	10.00	9.37	0
MFS® VIT II Research International	2016	9.06	8.67	0
	2015	9.59	9.06	0
	2014	10.68	9.59	911
	2013	9.32	10.68	0
	2012	8.29	9.32	0
	2011[2]	10.00	8.29	0
MFS® VIT International Value	2016	9.92	9.95	14,635
	2015	9.65	9.92	603
	2014[5]	10.00	9.65	0
MFS® VIT Investors Trust	2016	13.57	14.20	0
	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	0
	2011[2]	10.00	8.99	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT New Discovery	2016	10.56	11.10	3,262
	2015	11.18	10.56	4,545
	2014	12.50	11.18	1,159
	2013	9.17	12.50	0
	2012	7.85	9.17	420
	2011[2]	10.00	7.85	0
MFS® VIT Research	2016	13.68	14.33	0
	2015	14.08	13.68	0
	2014	13.26	14.08	0
	2013	10.40	13.26	0
	2012	9.21	10.40	0
	2011[2]	10.00	9.21	0
MFS® VIT Total Return	2016	11.75	12.35	0
	2015	12.21	11.75	0
	2014	11.70	12.21	0
	2013	10.20	11.70	0
	2012	9.52	10.20	0
	2011[2]	10.00	9.52	0
MFS® VIT Total Return Bond	2016	9.91	9.96	0
	2015	10.32	9.91	1,812
	2014	10.11	10.32	59,408
	2013	10.60	10.11	7,081
	2012	10.25	10.60	2,215
	2011[2]	10.00	10.25	0
MFS® VIT Utilities	2016	10.94	11.76	3,977
	2015	13.29	10.94	5,156
	2014	12.23	13.29	9,548
	2013	10.53	12.23	4,868
	2012	9.63	10.53	0
	2011[2]	10.00	9.63	0
Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt )	2016	8.51	9.09	3,828
	2015	8.91	8.51	0
	2014	8.96	8.91	0
	2013[3]	10.00	8.96	0
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity )	2016	7.50	7.72	7,275
	2015	8.69	7.50	8,462
	2014	9.43	8.69	16,819
	2013[3]	10.00	9.43	10,261
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2016	10.38	11.15	0
	2015	11.06	10.38	0
	2014	10.95	11.06	0
	2013[3]	10.00	10.95	0
Morningstar Balanced ETF Asset Allocation Portfolio	2016	10.03	10.51	3,026
	2015	10.62	10.03	0
	2014	10.52	10.62	34,846
	2013[3]	10.00	10.52	0
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.35	9.45	34,975
	2015	9.80	9.35	40,831
	2014	9.87	9.80	40,046
	2013[3]	10.00	9.87	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Growth ETF Asset Allocation Portfolio	2016	10.32	10.94	0
	2015	10.96	10.32	0
	2014	10.85	10.96	0
	2013[3]	10.00	10.85	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2016	9.67	9.94	0
	2015	10.18	9.67	0
	2014	10.20	10.18	0
	2013[3]	10.00	10.20	0
Neuberger Berman AMT Guardian	2016	11.80	12.39	0
	2015	12.85	11.80	0
	2014	12.20	12.85	0
	2013	9.10	12.20	894
	2012	8.35	9.10	0
	2011	8.91	8.35	0
	2010	7.75	8.91	0
	2009	6.18	7.75	0
	2008	10.20	6.18	0
	2007[8]	10.00	10.20	0
Neuberger Berman AMT Socially Responsive	2016	12.72	13.47	0
	2015	13.25	12.72	0
	2014	12.45	13.25	0
	2013	9.38	12.45	0
	2012	8.77	9.38	0
	2011[2]	10.00	8.77	0
Oppenheimer Global Fund/VA	2016	11.84	11.42	2,157
	2015	11.82	11.84	2,100
	2014	11.99	11.82	2,045
	2013	9.77	11.99	0
	2012	8.36	9.77	0
	2011[2]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2016	9.36	9.61	1,418
	2015	9.93	9.36	1,400
	2014	10.03	9.93	1,926
	2013	10.42	10.03	807
	2012	9.54	10.42	0
	2011[2]	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2016	10.95	10.30	19,445
	2015	11.00	10.95	20,308
	2014	12.26	11.00	28,114
	2013	10.09	12.26	12,093
	2012	8.59	10.09	0
	2011[2]	10.00	8.59	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2016	12.53	14.25	19,452
	2015	13.81	12.53	18,153
	2014	12.80	13.81	12,982
	2013	9.43	12.80	0
	2012	8.29	9.43	0
	2011	8.79	8.29	0
	2010	7.39	8.79	0
	2009	5.59	7.39	0
	2008	9.33	5.59	0
	2007[8]	10.00	9.33	0
PIMCO VIT All Asset	2016	8.76	9.55	2,857
	2015	9.98	8.76	2,807
	2014	10.28	9.98	0
	2013	10.63	10.28	0
	2012	9.59	10.63	0
	2011[2]	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2016	3.96	4.39	28,874
	2015	5.51	3.96	20,784
	2014	7.01	5.51	22,431
	2013	8.51	7.01	7,824
	2012	8.38	8.51	0
	2011[2]	10.00	8.38	0
PIMCO VIT Emerging Markets Bond	2016	9.64	10.54	14,539
	2015	10.22	9.64	19,209
	2014	10.43	10.22	33,714
	2013	11.61	10.43	21,771
	2012	10.21	11.61	659
	2011[2]	10.00	10.21	0
PIMCO VIT Foreign Bond (Unhedged)	2016	8.32	8.27	4,115
	2015	9.28	8.32	0
	2014	9.58	9.28	0
	2013	10.61	9.58	0
	2012	10.44	10.61	0
	2011[2]	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2016	11.13	11.17	458
	2015	12.01	11.13	444
	2014	12.17	12.01	431
	2013	13.78	12.17	0
	2012	13.35	13.78	0
	2011	12.86	13.35	0
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008[1]	10.00	10.58	0
PIMCO VIT Global Multi-Asset Managed Allocation	2016	9.66	9.70	0
	2015	10.02	9.66	0
	2014[5]	10.00	10.02	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT High Yield	2016	15.73	17.07	0
	2015	16.57	15.73	0
	2014	16.61	16.57	0
	2013	16.28	16.61	0
	2012	14.76	16.28	6,773
	2011	14.80	14.76	0
	2010	13.40	14.80	0
	2009	9.90	13.40	0
	2008[1]	10.00	9.90	0
PIMCO VIT Low Duration	2016	9.04	8.85	72,342
	2015	9.34	9.04	215,945
	2014	9.59	9.34	54,957
	2013	9.95	9.59	33,108
	2012	9.74	9.95	11,215
	2011[2]	10.00	9.74	0
PIMCO VIT Real Return	2016	9.14	9.28	12,130
	2015	9.73	9.14	5,428
	2014	9.78	9.73	2,336
	2013	11.16	9.78	17,515
	2012	10.64	11.16	8,737
	2011[2]	10.00	10.64	0
PIMCO VIT Short-Term	2016	9.23	9.11	27,144
	2015	9.45	9.23	3,887
	2014	9.73	9.45	11,546
	2013[3]	10.00	9.73	8,813
PIMCO VIT Total Return	2016	9.75	9.66	8,093
	2015	10.06	9.75	8,861
	2014	9.99	10.06	0
	2013	10.56	9.99	60,980
	2012	9.99	10.56	32,044
	2011[2]	10.00	9.99	11
Pioneer Bond VCT	2016	9.64	9.68	20,439
	2015	9.97	9.64	21,856
	2014	9.76	9.97	26,846
	2013[3]	10.00	9.76	0
Pioneer Emerging Markets VCT	2016	6.46	6.62	0
	2015	7.93	6.46	0
	2014	9.41	7.93	0
	2013[3]	10.00	9.41	0
Pioneer Equity Income VCT	2016	12.38	14.29	0
	2015	12.78	12.38	0
	2014	11.73	12.78	0
	2013[3]	10.00	11.73	0
Pioneer High Yield VCT	2016	9.34	10.27	0
	2015	10.10	9.34	0
	2014	10.48	10.10	0
	2013[3]	10.00	10.48	5,998
Pioneer Real Estate Shares VCT	2016	12.06	12.33	0
	2015	11.94	12.06	0
	2014	9.47	11.94	0
	2013[3]	10.00	9.47	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Strategic Income VCT	2016	9.24	9.58	0
	2015	9.71	9.24	0
	2014	9.70	9.71	0
	2013[3]	10.00	9.70	0
Power Income VIT	2016	9.08	9.15	0
	2015	9.64	9.08	0
	2014	10.09	9.64	0
	2013[3]	10.00	10.09	0
Probabilities Fund	2016	9.41	9.28	16,815
	2015	10.32	9.41	24,038
	2014	10.19	10.32	23,723
	2013[4]	10.00	10.19	20,374
Putnam VT Absolute Return 500	2016	9.61	9.35	5,738
	2015	10.00	9.61	5,637
	2014	9.96	10.00	0
	2013[3]	10.00	9.96	0
Putnam VT Capital Opportunities	2016	11.16	12.45	0
	2015	12.50	11.16	0
	2014	12.09	12.50	0
	2013[3]	10.00	12.09	0
Putnam VT Diversified Income	2016	9.33	9.51	0
	2015	9.89	9.33	0
	2014	10.21	9.89	0
	2013[3]	10.00	10.21	0
Putnam VT Equity Income	2016	12.16	13.35	5,169
	2015	12.98	12.16	6,704
	2014	11.93	12.98	0
	2013[3]	10.00	11.93	0
Putnam VT Global Asset Allocation	2016	11.43	11.78	0
	2015	11.81	11.43	0
	2014	11.17	11.81	0
	2013[3]	10.00	11.17	0
Putnam VT Growth Opportunities	2016	13.39	13.77	0
	2015	13.72	13.39	0
	2014	12.46	13.72	0
	2013[3]	10.00	12.46	0
Putnam VT High Yield	2016	9.24	10.32	6,431
	2015	10.11	9.24	6,323
	2014	10.30	10.11	0
	2013[3]	10.00	10.30	0
Putnam VT Income	2016	9.62	9.47	13,761
	2015	10.10	9.62	14,482
	2014	9.82	10.10	16,380
	2013[3]	10.00	9.82	0
Putnam VT Investors	2016	12.81	13.86	0
	2015	13.55	12.81	0
	2014	12.31	13.55	0
	2013[3]	10.00	12.31	0
Redwood Managed Volatility	2016	9.80	10.61	0
	2015[7]	10.00	9.80	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Banking	2016	4.25	5.22	409
	2015	4.62	4.25	0
	2014	4.62	4.62	0
	2013	3.70	4.62	0
	2012	3.09	3.70	0
	2011	4.11	3.09	0
	2010	3.76	4.11	0
	2009	4.03	3.76	0
	2008	7.09	4.03	948
	2007[8]	10.00	7.09	0
Rydex VIF Basic Materials	2016	7.91	10.00	12,862
	2015	9.91	7.91	9,699
	2014	10.44	9.91	16,229
	2013	10.68	10.44	11,742
	2012	9.98	10.68	0
	2011	12.36	9.98	0
	2010	10.10	12.36	303
	2009	6.73	10.10	12
	2008	12.75	6.73	0
	2007[8]	10.00	12.75	0
Rydex VIF Biotechnology	2016	28.07	21.78	7,022
	2015	26.78	28.07	9,156
	2014	20.89	26.78	12,543
	2013	14.02	20.89	8,705
	2012	10.67	14.02	0
	2011	9.99	10.67	0
	2010	9.34	9.99	171
	2009	8.17	9.34	14
	2008	9.59	8.17	156
	2007[8]	10.00	9.59	0
Rydex VIF Commodities Strategy	2016	2.50	2.67	0
	2015	3.91	2.50	0
	2014	6.13	3.91	0
	2013	6.56	6.13	0
	2012	6.89	6.56	0
	2011	7.63	6.89	0
	2010	7.31	7.63	0
	2009	6.78	7.31	0
	2008	13.78	6.78	0
	2007[8]	10.00	13.78	0
Rydex VIF Consumer Products	2016	16.44	16.75	18,192
	2015	16.02	16.44	21,352
	2014	14.73	16.02	25,884
	2013	11.89	14.73	15,477
	2012	11.28	11.89	0
	2011	10.27	11.28	0
	2010	9.06	10.27	0
	2009	7.87	9.06	0
	2008	10.64	7.87	0
	2007[8]	10.00	10.64	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Dow 2x Strategy	2016	11.88	15.00	0
	2015	12.84	11.88	0
	2014	11.38	12.84	238
	2013	7.24	11.38	0
	2012	6.40	7.24	0
	2011	6.07	6.40	0
	2010	5.04	6.07	0
	2009	3.81	5.04	0
	2008	10.31	3.81	130
	2007[8]	10.00	10.31	0
Rydex VIF Electronics	2016	9.32	11.19	186
	2015	9.45	9.32	0
	2014	7.90	9.45	322
	2013	6.05	7.90	0
	2012	6.20	6.05	0
	2011	7.69	6.20	0
	2010	7.26	7.69	212
	2009	4.38	7.26	0
	2008	9.08	4.38	143
	2007[8]	10.00	9.08	0
Rydex VIF Energy	2016	6.18	7.85	9,019
	2015	9.18	6.18	8,948
	2014	11.67	9.18	9,030
	2013	9.79	11.67	5,092
	2012	9.89	9.79	0
	2011	10.87	9.89	230
	2010	9.45	10.87	154
	2009	7.06	9.45	0
	2008	13.55	7.06	0
	2007[8]	10.00	13.55	0
Rydex VIF Energy Services	2016	5.07	6.03	721
	2015	7.68	5.07	326
	2014	11.26	7.68	7,186
	2013	9.40	11.26	6,505
	2012	9.70	9.40	0
	2011	11.06	9.70	0
	2010	9.08	11.06	148
	2009	5.79	9.08	0
	2008	14.13	5.79	35
	2007[8]	10.00	14.13	0
Rydex VIF Europe 1.25x Strategy	2016	4.70	4.28	0
	2015	5.24	4.70	0
	2014	6.20	5.24	0
	2013	5.18	6.20	0
	2012	4.41	5.18	1,139
	2011	5.37	4.41	0
	2010	6.23	5.37	0
	2009	4.76	6.23	0
	2008	10.90	4.76	0
	2007[8]	10.00	10.90	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Financial Services	2016	6.01	6.73	1,202
	2015	6.48	6.01	1,673
	2014	5.96	6.48	0
	2013	4.84	5.96	0
	2012	4.08	4.84	0
	2011	4.96	4.08	0
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	0
	2007[8]	10.00	7.74	0
Rydex VIF Government Long Bond 1.2x Strategy	2016	13.52	13.02	6,532
	2015	14.75	13.52	3,229
	2014	11.34	14.75	3,996
	2013	14.36	11.34	0
	2012	14.42	14.36	0
	2011	10.55	14.42	0
	2010	9.92	10.55	0
	2009	14.99	9.92	0
	2008	10.71	14.99	0
	2007[8]	10.00	10.71	0
Rydex VIF Health Care	2016	17.15	14.96	156
	2015	16.98	17.15	152
	2014	14.10	16.98	144
	2013	10.29	14.10	0
	2012	9.09	10.29	0
	2011	8.99	9.09	0
	2010	8.72	8.99	0
	2009	7.24	8.72	27
	2008	9.97	7.24	193
	2007[8]	10.00	9.97	0
Rydex VIF High Yield Strategy	2016	9.87	10.64	0
	2015[7]	10.00	9.87	0
Rydex VIF Internet	2016	15.10	15.23	0
	2015	14.42	15.10	202
	2014	14.64	14.42	0
	2013	10.02	14.64	0
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	177
	2009	5.46	8.75	0
	2008	10.26	5.46	124
	2007[8]	10.00	10.26	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Dow 2x Strategy	2016	0.95	0.65	0
	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	0
	2011	4.97	3.50	0
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007[8]	10.00	8.89	0
Rydex VIF Inverse Government Long Bond Strategy	2016	2.81	2.64	0
	2015	2.94	2.81	0
	2014	4.06	2.94	0
	2013	3.65	4.06	0
	2012	4.02	3.65	0
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007[8]	10.00	9.14	0
Rydex VIF Inverse Mid‑Cap Strategy	2016	2.28	1.78	18,198
	2015	2.38	2.28	0
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007[8]	10.00	9.65	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2016	1.75	1.53	8,453
	2015	2.08	1.75	6,282
	2014	2.64	2.08	5,647
	2013	3.86	2.64	5,425
	2012	4.91	3.86	2,701
	2011	5.65	4.91	146
	2010	7.43	5.65	0
	2009	6.10	7.43	0
	2008	8.98	6.10	118
	2007[8]	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2016	2.25	1.73	37,466
	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	0
	2009	12.34	8.01	0
	2008	10.25	12.34	0
	2007[8]	10.00	10.25	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse S&P 500 Strategy	2016	2.83	2.40	37,257
	2015	3.06	2.83	103,955
	2014	3.70	3.06	1,675
	2013	5.22	3.70	22,920
	2012	6.51	5.22	8,608
	2011	7.41	6.51	0
	2010	9.23	7.41	0
	2009	13.19	9.23	0
	2008	9.81	13.19	0
	2007[8]	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2016	7.97	8.38	0
	2015	7.37	7.97	0
	2014	9.01	7.37	0
	2013	5.98	9.01	0
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	439
	2008	8.67	5.62	281
	2007[8]	10.00	8.67	0
Rydex VIF Leisure	2016	12.06	12.76	157
	2015	12.44	12.06	236
	2014	11.98	12.44	0
	2013	8.71	11.98	0
	2012	7.43	8.71	0
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007[8]	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2016	12.77	15.99	2,452
	2015	13.98	12.77	1,974
	2014	12.93	13.98	335
	2013	8.91	12.93	325
	2012	7.42	8.91	449
	2011	8.31	7.42	625
	2010	6.25	8.31	881
	2009	4.25	6.25	204
	2008	9.73	4.25	128
	2007[8]	10.00	9.73	0
Rydex VIF NASDAQ-100®	2016	17.60	18.02	2,123
	2015	16.84	17.60	3,235
	2014	14.84	16.84	1,482
	2013	11.41	14.84	2,166
	2012	10.11	11.41	0
	2011	10.25	10.11	0
	2010	8.95	10.25	352
	2009	6.10	8.95	163
	2008	10.86	6.10	118
	2007[8]	10.00	10.86	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF NASDAQ-100® 2x Strategy	2016	26.34	27.89	1,403
	2015	23.78	26.34	2,277
	2014	18.02	23.78	2,920
	2013	10.35	18.02	0
	2012	7.99	10.35	0
	2011	8.32	7.99	0
	2010	6.29	8.32	0
	2009	2.99	6.29	348
	2008	11.30	2.99	472
	2007[8]	10.00	11.30	0
Rydex VIF Nova	2016	11.51	12.86	3,882
	2015	12.00	11.51	4,719
	2014	10.47	12.00	0
	2013	7.27	10.47	0
	2012	6.16	7.27	0
	2011	6.45	6.16	787
	2010	5.57	6.45	828
	2009	4.25	5.57	570
	2008	9.66	4.25	277
	2007[8]	10.00	9.66	0
Rydex VIF Precious Metals	2016	2.64	4.23	9,737
	2015	3.93	2.64	1,884
	2014	4.92	3.93	20,882
	2013	9.46	4.92	27,163
	2012	10.21	9.46	2,373
	2011	13.92	10.21	199
	2010	10.44	13.92	287
	2009	7.23	10.44	11
	2008	12.19	7.23	0
	2007[8]	10.00	12.19	0
Rydex VIF Real Estate	2016	7.86	8.37	0
	2015	8.35	7.86	385
	2014	7.14	8.35	4,573
	2013	7.11	7.14	0
	2012	6.22	7.11	0
	2011	6.30	6.22	0
	2010	5.22	6.30	0
	2009	4.31	5.22	0
	2008	7.65	4.31	0
	2007[8]	10.00	7.65	0
Rydex VIF Retailing	2016	13.36	12.95	0
	2015	14.02	13.36	1,093
	2014	13.36	14.02	2,496
	2013	10.18	13.36	1,989
	2012	9.02	10.18	0
	2011	8.87	9.02	261
	2010	7.34	8.87	0
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007[8]	10.00	8.13	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2016	9.71	12.24	0
	2015	11.06	9.71	0
	2014	10.97	11.06	0
	2013	7.16	10.97	0
	2012	6.07	7.16	0
	2011	7.16	6.07	781
	2010	5.37	7.16	251
	2009	4.17	5.37	226
	2008	8.88	4.17	0
	2007[8]	10.00	8.88	0
Rydex VIF Russell 2000® 2x Strategy	2016	7.58	10.12	0
	2015	9.04	7.58	0
	2014	8.89	9.04	0
	2013	4.96	8.89	0
	2012	3.97	4.96	616
	2011	5.10	3.97	0
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	346
	2007[8]	10.00	8.30	0
Rydex VIF S&P 500 2x Strategy	2016	10.98	12.77	0
	2015	11.55	10.98	0
	2014	9.59	11.55	3,765
	2013	5.88	9.59	0
	2012	4.71	5.88	486
	2011	5.07	4.71	0
	2010	4.19	5.07	0
	2009	2.96	4.19	0
	2008	9.56	2.96	0
	2007[8]	10.00	9.56	0
Rydex VIF S&P 500 Pure Growth	2016	15.13	14.99	3,400
	2015	15.49	15.13	12,813
	2014	14.26	15.49	2,930
	2013	10.45	14.26	2,663
	2012	9.54	10.45	0
	2011	9.99	9.54	3,331
	2010	8.27	9.99	182
	2009	5.81	8.27	172
	2008	10.00	5.81	0
	2007[8]	10.00	10.00	0
Rydex VIF S&P 500 Pure Value	2016	11.23	12.74	0
	2015	12.83	11.23	133
	2014	11.97	12.83	6,530
	2013	8.53	11.97	617
	2012	7.22	8.53	0
	2011	7.72	7.22	4,430
	2010	6.64	7.72	0
	2009	4.55	6.64	221
	2008	9.16	4.55	0
	2007[8]	10.00	9.16	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2016	15.82	15.70	245
	2015	16.17	15.82	245
	2014	17.00	16.17	327
	2013	13.12	17.00	231
	2012	11.71	13.12	0
	2011	12.20	11.71	0
	2010	9.52	12.20	0
	2009	6.28	9.52	0
	2008	10.19	6.28	0
	2007[8]	10.00	10.19	0
Rydex VIF S&P MidCap 400 Pure Value	2016	10.04	12.51	2,823
	2015	11.80	10.04	0
	2014	11.44	11.80	0
	2013	8.72	11.44	0
	2012	7.72	8.72	0
	2011	8.60	7.72	0
	2010	7.41	8.60	0
	2009	4.94	7.41	149
	2008	9.07	4.94	0
	2007[8]	10.00	9.07	0
Rydex VIF S&P SmallCap 600 Pure Growth	2016	13.00	14.91	952
	2015	13.51	13.00	5,363
	2014	13.98	13.51	819
	2013	10.24	13.98	3,337
	2012	9.58	10.24	792
	2011	9.58	9.58	0
	2010	7.91	9.58	0
	2009	6.11	7.91	0
	2008	9.63	6.11	0
	2007[8]	10.00	9.63	0
Rydex VIF S&P SmallCap 600 Pure Value	2016	9.10	11.58	1,302
	2015	10.89	9.10	1,747
	2014	11.13	10.89	1,563
	2013	8.07	11.13	2,260
	2012	6.94	8.07	370
	2011	7.93	6.94	0
	2010	6.56	7.93	0
	2009	4.18	6.56	0
	2008	7.66	4.18	0
	2007[8]	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2016	6.49	6.71	0
	2015	5.93	6.49	0
	2014	4.99	5.93	0
	2013	5.32	4.99	0
	2012	5.88	5.32	0
	2011	6.36	5.88	0
	2010	6.89	6.36	0
	2009	8.48	6.89	0
	2008	8.31	8.48	0
	2007[8]	10.00	8.31	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Technology	2016	11.49	12.33	0
	2015	11.77	11.49	0
	2014	11.04	11.77	247
	2013	8.44	11.04	0
	2012	7.81	8.44	0
	2011	8.90	7.81	264
	2010	8.22	8.90	0
	2009	5.47	8.22	0
	2008	10.37	5.47	0
	2007[8]	10.00	10.37	0
Rydex VIF Telecommunications	2016	6.40	7.25	0
	2015	7.10	6.40	0
	2014	7.16	7.10	0
	2013	6.31	7.16	0
	2012	6.23	6.31	0
	2011	7.53	6.23	0
	2010	6.81	7.53	0
	2009	5.48	6.81	0
	2008	10.37	5.48	0
	2007[8]	10.00	10.37	0
Rydex VIF Transportation	2016	11.47	12.79	0
	2015	13.82	11.47	0
	2014	11.65	13.82	0
	2013	8.01	11.65	0
	2012	7.05	8.01	0
	2011	8.21	7.05	0
	2010	6.84	8.21	0
	2009	6.03	6.84	0
	2008	8.35	6.03	91
	2007[8]	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2016	7.69	7.43	119,105
	2015	7.96	7.69	133,914
	2014	8.24	7.96	85,377
	2013	8.53	8.24	139,544
	2012	8.83	8.53	244,709
	2011	9.14	8.83	12,990
	2010	9.47	9.14	4,279
	2009	9.79	9.47	15,410
	2008	10.02	9.79	0
	2007[8]	10.00	10.02	0
Rydex VIF Utilities	2016	10.96	12.32	2,279
	2015	12.25	10.96	1,348
	2014	10.32	12.25	0
	2013	9.40	10.32	0
	2012	9.62	9.40	0
	2011	8.56	9.62	0
	2010	8.29	8.56	0
	2009	7.54	8.29	0
	2008	11.09	7.54	0
	2007[8]	10.00	11.09	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Weakening Dollar 2x Strategy	2016	4.84	4.27	0
	2015	6.02	4.84	0
	2014	7.98	6.02	0
	2013	8.50	7.98	0
	2012	8.73	8.50	0
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007[8]	10.00	11.79	0
SEI VP Balanced Strategy	2016	9.27	9.57	0
	2015	9.93	9.27	0
	2014[5]	10.00	9.93	0
SEI VP Conservative Strategy	2016	9.51	9.53	0
	2015	9.89	9.51	0
	2014[5]	10.00	9.89	0
SEI VP Defensive Strategy	2016	9.43	9.30	0
	2015	9.81	9.43	289
	2014[5]	10.00	9.81	0
SEI VP Market Growth Strategy	2016	9.26	9.61	4,312
	2015	9.95	9.26	4,185
	2014[5]	10.00	9.95	0
SEI VP Market Plus Strategy	2016	9.31	9.73	0
	2015	10.02	9.31	0
	2014[5]	10.00	10.02	0
SEI VP Moderate Strategy	2016	9.54	9.77	0
	2015	10.00	9.54	0
	2014[5]	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2016	16.22	15.75	9,844
	2015	15.15	16.22	5,285
	2014	14.41	15.15	4,659
	2013	10.59	14.41	1,392
	2012	9.30	10.59	1,091
	2011[2]	10.00	9.30	0
T. Rowe Price Equity Income	2016	11.89	13.65	33,271
	2015	13.25	11.89	57,297
	2014	12.80	13.25	53,046
	2013	10.24	12.80	43,047
	2012	9.07	10.24	16,745
	2011[2]	10.00	9.07	0
T. Rowe Price Health Sciences	2016	24.06	20.75	4,861
	2015	22.14	24.06	5,298
	2014	17.47	22.14	5,556
	2013	12.01	17.47	0
	2012	9.49	12.01	0
	2011[2]	10.00	9.49	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Limited-Term Bond	2016	8.79	8.58	20,953
	2015	9.09	8.79	33,945
	2014	9.37	9.09	35,672
	2013	9.71	9.37	43,322
	2012	9.82	9.71	11,374
	2011[2]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2016	11.41	12.95	9,454
	2015	14.70	11.41	6,679
	2014	16.61	14.70	13,339
	2013	17.35	16.61	10,092
	2012	15.87	17.35	676
	2011	19.52	15.87	0
	2010	17.18	19.52	0
	2009	10.30	17.18	0
	2008[1]	10.00	10.30	0
Templeton Foreign VIP Fund	2016	13.58	14.06	18,593
	2015	15.03	13.58	13,083
	2014	17.51	15.03	15,999
	2013	14.74	17.51	6,966
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	0
	2009	10.78	14.27	0
	2008[1]	10.00	10.78	0
Templeton Global Bond VIP Fund	2016	9.31	9.26	30,076
	2015	10.07	9.31	24,035
	2014	10.24	10.07	17,298
	2013	10.43	10.24	2,965
	2012	9.38	10.43	0
	2011[2]	10.00	9.38	0
Templeton Growth VIP Fund	2016	10.61	11.23	0
	2015	11.74	10.61	0
	2014	12.50	11.74	509
	2013	9.89	12.50	0
	2012	8.46	9.89	0
	2011[2]	10.00	8.46	0
Third Avenue Value	2016	9.22	10.00	0
	2015	10.48	9.22	0
	2014	10.39	10.48	0
	2013	9.04	10.39	0
	2012	7.35	9.04	0
	2011[2]	10.00	7.35	0
VanEck VIP Global Gold	2016	5.09	7.28	0
	2015	6.95	5.09	1,482
	2014	7.66	6.95	0
	2013[4]	10.00	7.66	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
VanEck VIP Global Hard Assets	2016	3.95	5.47	19,197
	2015	6.16	3.95	13,946
	2014	7.90	6.16	13,366
	2013	7.42	7.90	3,035
	2012	7.45	7.42	0
	2011[2]	10.00	7.45	0
Vanguard® VIF Balanced	2016	9.77	10.44	0
	2015[7]	10.00	9.77	0
Vanguard® VIF Capital Growth	2016	9.82	10.48	0
	2015[7]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2016	9.84	10.03	0
	2015[7]	10.00	9.84	0
Vanguard® VIF Diversified Value	2016	9.69	10.54	0
	2015[7]	10.00	9.69	0
Vanguard® VIF Equity Income	2016	9.78	10.83	9,715
	2015[7]	10.00	9.78	0
Vanguard® VIF Equity Index	2016	9.74	10.48	18,203
	2015[7]	10.00	9.74	0
Vanguard® VIF Growth	2016	9.88	9.40	0
	2015[7]	10.00	9.88	0
Vanguard® VIF High Yield Bond	2016	9.77	10.47	87
	2015[7]	10.00	9.77	0
Vanguard® VIF International	2016	9.70	9.50	6,595
	2015[7]	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2016	9.73	10.41	6,575
	2015[7]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2016	9.79	10.13	3,129
	2015[7]	10.00	9.79	0
Vanguard® VIF REIT Index	2016	10.14	10.57	3,879
	2015[7]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2016	9.91	9.80	2,276
	2015[7]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2016	9.70	10.73	0
	2015[7]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2016	9.92	9.78	14,521
	2015[7]	10.00	9.92	0
Vanguard® VIF Total Stock Market Index	2016	9.73	10.54	984
	2015[7]	10.00	9.73	0
Virtus Duff & Phelps International Series (formerly Virtus International Series )	2016	7.94	7.55	27,495
	2015	9.18	7.94	18,533
	2014	9.89	9.18	18,155
	2013[4]	10.00	9.89	9,440
Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series )	2016	11.06	11.42	11,205
	2015	11.19	11.06	12,247
	2014	8.80	11.19	10,294
	2013[4]	10.00	8.80	2,495
Virtus Equity Trend Series (formerly Virtus Equity Trend )	2016	9.77	9.35	762
	2015	11.16	9.77	996
	2014	11.30	11.16	1,716
	2013[4]	10.00	11.30	938

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus KAR Small-Cap Growth Series (formerly Virtus Small‑Cap Growth Series )	2016	10.98	13.36	0
	2015	11.29	10.98	0
	2014[5]	10.00	11.29	0
Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)	2016	9.07	9.58	6,691
	2015	9.51	9.07	4,264
	2014	9.66	9.51	943
	2013[4]	10.00	9.66	0
Virtus Strategic Allocation Series	2016	10.37	10.10	0
	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[4]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2016	12.02	12.42	0
	2015	12.43	12.02	0
	2014	11.87	12.43	0
	2013[3]	10.00	11.87	0
VY Clarion Global Real Estate Portfolio	2016	10.26	9.95	225
	2015	10.82	10.26	220
	2014	9.86	10.82	456
	2013[3]	10.00	9.86	0
VY Clarion Real Estate Portfolio	2016	11.87	11.94	1,438
	2015	11.96	11.87	896
	2014	9.54	11.96	0
	2013[3]	10.00	9.54	0
Wells Fargo International Equity VT	2016	9.26	9.24	0
	2015	9.41	9.26	0
	2014	10.30	9.41	0
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[2]	10.00	8.13	0
Wells Fargo Omega Growth VT	2016	13.07	12.69	0
	2015	13.35	13.07	0
	2014	13.30	13.35	0
	2013	9.84	13.30	0
	2012	8.46	9.84	0
	2011[2]	10.00	8.46	0
Wells Fargo Opportunity VT	2016	12.88	13.97	274
	2015	13.76	12.88	266
	2014	12.90	13.76	0
	2013	10.22	12.90	0
	2012	9.16	10.22	0
	2011	10.03	9.16	0
	2010	8.39	10.03	0
	2009	5.88	8.39	0
	2008	10.15	5.88	0
	2007[8]	10.00	10.15	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Western Asset Variable Global High Yield Bond	2016	8.71	9.71	0
	2015	9.60	8.71	0
	2014	10.09	9.60	0
	2013[3]	10.00	10.09	0
1 For the period November 17, 2008 (date of inception) to December 31, 2008.
2 For the period April 18, 2011 (date of inception) to December 31, 2011.
3 For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.
4 For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
5 For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
6 For the period July 1, 2014 (the date first publicly offered) to December 31, 2014.
7 For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
8 For the period July 26, 2007 (date of inception) to December 31, 2007.

Prospectus

ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2017

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013D (COMM)	32-70130-04 2017/05/01

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated ot the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2017

•	Deutsche High Income VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)
•	Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)
•	Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)
•	Ivy VIP Energy (formerly Ivy Funds VIP Energy)
•	Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)
•	Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)
•	Ivy VIP Growth (formerly Ivy Funds VIP Growth)
•	Ivy VIP High Income (formerly Ivy Funds VIP High Income)
•	Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)
•	Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited-Term Bond)
•	Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)
•	Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)
•	Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)
•	Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)
•	Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)

2

•	Ivy VIP Value (formerly Ivy Funds VIP Value)
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Janus Aspen Research (formerly Janus Aspen Janus Portfolio)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio[2]
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals

3

•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series (formerly Virtus International Series)
•	Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)
•	Virtus Equity Trend Series (formerly Virtus Equity Trend)
•	Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series)
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2017, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Table of Contents

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”)  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

8

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium
9

tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

10

Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.15%	15.24%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.15%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2016.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$333	$3,453	$5,844	$9,659

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$238	$ 733	$1,255	$2,686

Condensed Financial Information|

Condensed Financial Information appears in Appendix A of this Prospectus.

11

Information About the Company, the Separate Account, and the  Underlying  Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and  is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can
12

be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these
13

payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate   SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.

Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also
14

considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no
15

charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit , the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

16

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse an Purchase Payment and to cease accepting Purchase Payments .
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Closed Subaccount s. The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective date listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs
17

(collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
If you had Contract Value in the Lord Abbett Series Value Opportunities VC Subaccount (the “Lord Abbett Subaccount”) on April 4, 2017, your Contract Value will remain invested in the Lord Abbett Subaccount. The Lord Abbett Series Value Opportunities intends to liquidate on or about June 30, 2017. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the Lord Abbett Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The BlackRock Global Opportunities V.I. Subaccount (the “BlackRock Subaccount”) will close on or about May 1, 2017. If you have Contract Value in the BlackRock Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 15, 2017. After the BlackRock Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount (the “JPMorgan Subaccount”) will close on or about May 17, 2017. If you have Contract Value in the JPMorgan Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the JPMorgan Subaccount. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. After the JPMorgan Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the JPMorgan Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount s , we currently anticipate we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccount s , we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccount s , we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to any of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date . If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount s ), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts , we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

18

Closed Subaccount	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Value Opportunities VC	April 4, 2017
BlackRock Global Opportunities V.I.	May 1, 2017
JPMorgan Insurance Trust Intrepid MidCap Portfolio	May 17, 2017

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in
19

the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund,
20

Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

21

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days

22

Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Advantus Real Estate Securities, Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Dividend Opportunities, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value , Janus Aspen Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio[1], JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, ® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days

23

Subaccount	Transfer Block Restriction (# of Calendar Days)
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy; SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days

24

Subaccount	Transfer Block Restriction (# of Calendar Days)
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus Equity Trend Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi‑Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

25

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the  Probabilities Redwood ,  Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,

26

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the
27

NYSE to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time , the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner
28

that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

29

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or
30

her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:

31

Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.

32

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic
33

withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

34

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

35

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

36

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it
37

to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003‑91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003‑91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003‑91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying
38

Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons , ” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract
39

is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although
40

unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a
41

traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 (for 2017). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-payers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that
42

satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an
43

annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

44

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to
45

compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are
46

reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, “SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015, and 2014, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $852, $7,030, and $6,096, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced
47

marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013 the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this rospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information,
48

have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees , and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns II Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS.
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio		Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P

49

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Small/ Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investments
American Century VP International	II	Seeks capital growth.	American Century Investments
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.

50

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio	Institutional	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Small Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	Institutional	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.

51

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Eaton Vance VT Floating‑Rate Income	Initial	Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited, and other investment advisers

52

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
			Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.

53

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. Intl.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments

54

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisors Inc
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisors Inc
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisors Inc
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisors Inc
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisors Inc
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisors Inc
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Advantus Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.

55

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Ivy VIP Dividend Opportunities		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio[1]	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC

56

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC

57

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO

58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam Investment Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC

59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Banking	Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the bio-technology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the perfor-mance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse NASDAQ-100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the perfor-mance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments

63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities	Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investment Mgmt. Co.
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.

65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Mgmt. Co. LLP, Vanguard Quantitative Equity Group
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP, William Blair Investment Mgmt., LLC, Jackson Square Partners, LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard® VIF REIT Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Equity Index Group
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Partners, Vanguard Quantitative Equity Group
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers	Kanye Anderson Rudnick Investment Mgmt. LLC

66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisers	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt. LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

67

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2016	8.59	8.97	4,085
	2015	9.69	8.59	1,241
	2014	10.16	9.69	0
	2013[1]	10.00	10.16	0
AB VPS Dynamic Asset Allocation	2016	9.40	9.30	0
	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2016	11.11	10.53	0
	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2016	10.99	11.68	0
	2015	11.33	10.99	2,610
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2016	10.22	12.20	3,213
	2015	11.33	10.22	3,118
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Alger Capital Appreciation	2016	12.49	11.97	7,222
	2015	12.33	12.49	6,911
	2014	11.37	12.33	2,863
	2013[1]	10.00	11.37	1,048
Alger Large Cap Growth	2016	11.81	11.15	0
	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2016	6.69	9.01	16,867
	2015	11.27	6.69	2,038
	2014	10.53	11.27	1,463
	2013[1]	10.00	10.53	730
American Century VP Income & Growth	2016	10.49	11.36	0
	2015	11.67	10.49	0
	2014	10.86	11.67	0
	2013[1]	10.00	10.86	0
American Century VP Inflation Protection	2016	8.84	8.83	0
	2015	9.48	8.84	0
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	513
American Century VP International	2016	9.49	8.58	0
	2015	9.88	9.49	0
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP Mid Cap Value	2016	11.02	12.94	1,608
	2015	11.71	11.02	1,240
	2014	10.53	11.71	4,553
	2013[1]	10.00	10.53	0
American Century VP Value	2016	10.46	12.04	202
	2015	11.40	10.46	0
	2014	10.56	11.40	0
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2016	9.78	10.21	0
	2015	10.11	9.78	2,160
	2014[2]	10.00	10.11	0
American Funds IS® Blue Chip Income and Growth	2016	9.96	11.29	36,256
	2015	10.77	9.96	23,602
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2016	8.63	8.46	1,435
	2015	9.43	8.63	0
	2014[2]	10.00	9.43	0
American Funds IS® Global Growth	2016	10.29	9.88	0
	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2016	9.38	9.60	0
	2015	9.97	9.38	0
	2014[2]	10.00	9.97	0
American Funds IS® Global Small Capitalization	2016	9.42	9.17	183
	2015	9.85	9.42	0
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2016	10.75	11.23	0
	2015	10.54	10.75	3,664
	2014[2]	10.00	10.54	0
American Funds IS® Growth-Income	2016	10.20	10.86	3,254
	2015	10.54	10.20	0
	2014[2]	10.00	10.54	0
American Funds IS® International	2016	8.53	8.42	1,937
	2015	9.36	8.53	1,878
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2016	8.18	7.92	1,372
	2015	9.09	8.18	1,882
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2016	9.63	9.40	3,435
	2015	9.91	9.63	2,567
	2014[2]	10.00	9.91	0
American Funds IS® New World	2016	8.30	8.34	3,618
	2015	8.98	8.30	2,349
	2014[2]	10.00	8.98	861
American Funds IS® U.S. Government/AAA-Rated Securities	2016	9.58	9.26	16,570
	2015	9.89	9.58	17,251
	2014[2]	10.00	9.89	0
BlackRock Basic Value V.I.	2016	10.17	11.45	998
	2015	11.33	10.17	968
	2014	10.80	11.33	0
	2013[1]	10.00	10.80	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Capital Appreciation V.I.	2016	12.14	11.60	0
	2015	11.91	12.14	0
	2014	11.47	11.91	0
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2016	10.52	11.67	15,389
	2015	11.09	10.52	12,181
	2014	10.63	11.09	15,400
	2013[1]	10.00	10.63	8,776
BlackRock Global Allocation V.I.	2016	9.60	9.53	22,438
	2015	10.14	9.60	16,511
	2014	10.40	10.14	11,987
	2013[1]	10.00	10.40	7,085
BlackRock Global Opportunities V.I.	2016	9.73	9.61	0
	2015	10.12	9.73	0
	2014	11.07	10.12	0
	2013[1]	10.00	11.07	0
BlackRock High Yield V.I.	2016	9.31	10.05	1,647
	2015	10.12	9.31	666
	2014	10.33	10.12	0
	2013[1]	10.00	10.33	0
BlackRock Large Cap Core V.I.	2016	11.39	12.01	0
	2015	11.88	11.39	0
	2014	11.08	11.88	0
	2013[1]	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2016	12.16	12.50	243
	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Deutsche Capital Growth VIP	2016	12.62	12.56	0
	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
Deutsche Core Equity VIP	2016	11.93	12.58	12,500
	2015	11.89	11.93	12,131
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP )	2016	10.01	9.13	0
	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
Deutsche Global Growth VIP	2016	9.83	9.72	0
	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0
Deutsche Global Small Cap VIP	2016	9.92	9.61	7,528
	2015	10.28	9.92	7,305
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Government & Agency Securities VIP	2016	9.42	9.08	0
	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
Deutsche High Income VIP	2016	8.96	9.65	0
	2015	9.85	8.96	0
	2014	10.18	9.85	0
	2013[1]	10.00	10.18	0
Deutsche Small Mid Cap Value VIP	2016	10.34	11.52	0
	2015	11.06	10.34	0
	2014	11.00	11.06	0
	2013[1]	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2016	9.29	9.00	0
	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0
Dimensional VA International Small Portfolio	2016	10.29	10.41	1,571
	2015	10.21	10.29	0
	2014	11.37	10.21	0
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2016	8.74	9.08	0
	2015	9.86	8.74	1,130
	2014	11.15	9.86	0
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2016	8.91	8.56	0
	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2016	10.60	12.00	4,089
	2015	11.52	10.60	5,075
	2014	11.08	11.52	0
	2013[1]	10.00	11.08	0
Dimensional VA U.S. Targeted Value Portfolio	2016	9.99	12.13	0
	2015	11.07	9.99	0
	2014	11.20	11.07	0
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2016	10.47	12.59	2,763
	2015	11.21	10.47	1,481
	2014	11.14	11.21	1,437
	2013[1]	10.00	11.14	2,498
Dreyfus IP Technology Growth	2016	12.03	12.02	1,457
	2015	11.88	12.03	925
	2014	11.66	11.88	0
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2016	11.30	12.05	0
	2015	11.72	11.30	0
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus VIF Appreciation	2016	10.21	10.51	0
	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2016	8.68	8.17	0
	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2016	9.19	9.57	0
	2015	9.17	9.19	0
	2014[2]	10.00	9.17	0
Federated Fund for U.S. Government Securities II	2016	9.46	9.20	0
	2015	9.84	9.46	2,608
	2014	9.84	9.84	0
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2016	9.25	10.14	0
	2015	9.95	9.25	1,731
	2014	10.16	9.95	0
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2016	10.71	10.95	26,395
	2015	11.16	10.71	17,923
	2014	10.60	11.16	0
	2013[1]	10.00	10.60	0
Fidelity® VIP Contrafund®	2016	11.23	11.57	21,308
	2015	11.69	11.23	36,353
	2014	10.95	11.69	4,795
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2016	10.41	12.17	0
	2015	11.13	10.41	0
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0
Fidelity® VIP Emerging Markets	2016	8.64	8.51	3,822
	2015	10.08	8.64	2,141
	2014	10.42	10.08	518
	2013[1]	10.00	10.42	432
Fidelity® VIP Growth & Income	2016	10.58	11.71	1,772
	2015	11.35	10.58	0
	2014	10.76	11.35	5,335
	2013[1]	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2016	11.86	11.35	0
	2015	11.77	11.86	0
	2014	10.99	11.77	0
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2016	9.02	9.85	4,878
	2015	9.81	9.02	4,734
	2014	10.17	9.81	0
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2016	11.35	12.11	240
	2015	11.74	11.35	0
	2014	10.84	11.74	0
	2013[1]	10.00	10.84	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Investment-Grade Bond	2016	9.42	9.41	9,275
	2015	9.93	9.42	9,883
	2014	9.84	9.93	0
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2016	10.72	11.47	2,410
	2015	11.39	10.72	0
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2016	9.93	8.99	3,904
	2015	10.05	9.93	1,438
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0
Fidelity® VIP Real Estate	2016	11.13	11.23	3,547
	2015	11.25	11.13	277
	2014	9.06	11.25	0
	2013[1]	10.00	9.06	0
Fidelity® VIP Strategic Income	2016	9.24	9.55	6,244
	2015	9.85	9.24	0
	2014	9.97	9.85	0
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2016	9.93	9.80	0
	2015[3]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2016	11.64	10.81	0
	2015	11.66	11.64	0
	2014	11.49	11.66	0
	2013[1]	10.00	11.49	0
Franklin Growth and Income VIP Fund	2016	10.70	11.42	7,091
	2015	11.29	10.70	6,881
	2014	10.82	11.29	6,678
	2013[1]	10.00	10.82	6,481
Franklin Income VIP Fund	2016	9.24	10.08	11,748
	2015	10.40	9.24	11,416
	2014	10.39	10.40	11,093
	2013[1]	10.00	10.39	6,689
Franklin Large Cap Growth VIP Fund	2016	11.65	10.94	0
	2015	11.53	11.65	0
	2014	10.72	11.53	6,690
	2013[1]	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2016	9.97	10.69	969
	2015	10.82	9.97	6,250
	2014	10.70	10.82	6,938
	2013[1]	10.00	10.70	0
Franklin Mutual Shares VIP Fund	2016	9.95	11.04	5,230
	2015	10.94	9.95	1,741
	2014	10.68	10.94	0
	2013[1]	10.00	10.68	0
Franklin Rising Dividends VIP Fund	2016	10.31	11.44	7,741
	2015	11.19	10.31	975
	2014	10.76	11.19	946
	2013[1]	10.00	10.76	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small Cap Value VIP Fund	2016	9.55	11.89	4,139
	2015	10.78	9.55	2,118
	2014	11.20	10.78	2,382
	2013[1]	10.00	11.20	4,394
Franklin Small-Mid Cap Growth VIP Fund	2016	10.71	10.67	266
	2015	11.50	10.71	0
	2014	11.19	11.50	0
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2016	9.00	9.29	0
	2015	9.79	9.00	0
	2014	10.05	9.79	0
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2016	9.35	9.00	6,127
	2015	9.73	9.35	8,588
	2014	9.84	9.73	0
	2013[1]	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2016	10.58	10.26	1,948
	2015	11.67	10.58	0
	2014	10.98	11.67	2,911
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2016	8.94	8.63	1,966
	2015	9.39	8.94	1,329
	2014	9.82	9.39	1,294
	2013[1]	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2016	10.59	11.27	0
	2015	11.60	10.59	0
	2014	10.77	11.60	0
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2016	10.05	10.89	7,650
	2015	11.62	10.05	7,103
	2014	10.72	11.62	1,717
	2013[1]	10.00	10.72	1,440
Goldman Sachs VIT Small Cap Equity Insights	2016	10.33	12.15	0
	2015	11.07	10.33	0
	2014	10.85	11.07	8,811
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2016	12.08	11.75	0
	2015	12.25	12.08	0
	2014	11.29	12.25	0
	2013[1]	10.00	11.29	0
Goldman Sachs VIT Strategic International Equity	2016	9.31	8.65	0
	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Guggenheim VIF All Cap Value	2016	10.06	11.81	0
	2015	11.04	10.06	0
	2014	10.72	11.04	0
	2013[1]	10.00	10.72	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Floating Rate Strategies	2016	9.49	9.85	11,067
	2015	9.85	9.49	16,212
	2014	10.06	9.85	8,195
	2013[1]	10.00	10.06	8,733
Guggenheim VIF Global Managed Futures Strategy	2016	10.09	8.22	0
	2015	10.71	10.09	4,884
	2014	9.99	10.71	8,734
	2013[1]	10.00	9.99	0
Guggenheim VIF High Yield	2016	9.16	10.29	0
	2015	9.97	9.16	0
	2014	10.17	9.97	0
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2016	10.18	11.82	0
	2015	11.21	10.18	0
	2014	10.71	11.21	0
	2013[1]	10.00	10.71	1,631
Guggenheim VIF Long Short Equity	2016	9.94	9.57	1,116
	2015	10.26	9.94	2,461
	2014	10.44	10.26	884
	2013[1]	10.00	10.44	733
Guggenheim VIF Managed Asset Allocation	2016	10.19	10.53	0
	2015	10.64	10.19	0
	2014	10.43	10.64	0
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2016	9.22	11.17	12,281
	2015	10.34	9.22	1,166
	2014	10.71	10.34	1,131
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2016	9.55	9.09	17,158
	2015	9.80	9.55	16,738
	2014	9.79	9.80	0
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2016	9.20	11.13	0
	2015	10.30	9.20	0
	2014	10.92	10.30	0
	2013[1]	10.00	10.92	0
Guggenheim VIF StylePlus Large Core	2016	11.69	12.67	0
	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2016	12.38	12.87	432
	2015	12.27	12.38	0
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2016	11.42	11.87	0
	2015	11.96	11.42	0
	2014	11.06	11.96	0
	2013[1]	10.00	11.06	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2016	10.99	11.92	0
	2015	11.64	10.99	0
	2014	11.19	11.64	0
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2016	10.04	10.25	13,186
	2015	10.38	10.04	5,034
	2014	10.04	10.38	0
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2016	10.18	10.75	0
	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2016	12.28	11.99	0
	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2016	9.79	10.79	2,478
	2015	11.30	9.79	2,603
	2014	10.79	11.30	2,526
	2013[1]	10.00	10.79	1,081
Invesco V.I. Balanced-Risk Allocation	2016	9.14	9.75	335
	2015	10.00	9.14	0
	2014[2]	10.00	10.00	0
Invesco V.I. Comstock	2016	10.08	11.28	0
	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2016	9.93	10.45	0
	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2016	10.11	11.10	1,270
	2015	10.85	10.11	1,237
	2014	10.43	10.85	1,205
	2013[1]	10.00	10.43	0
Invesco V.I. Global Core Equity	2016	9.73	9.91	0
	2015	10.34	9.73	0
	2014	10.76	10.34	786
	2013[1]	10.00	10.76	0
Invesco V.I. Global Health Care	2016	12.36	10.44	4,682
	2015	12.56	12.36	983
	2014	11.00	12.56	0
	2013[1]	10.00	11.00	0
Invesco V.I. Global Real Estate	2016	9.80	9.54	0
	2015	10.43	9.80	0
	2014	9.54	10.43	0
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2016	9.28	8.96	727
	2015	9.70	9.28	0
	2014	9.76	9.70	841
	2013[1]	10.00	9.76	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Growth and Income	2016	10.30	11.77	0
	2015	11.14	10.30	0
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0
Invesco V.I. High Yield	2016	9.17	9.72	0
	2015	9.92	9.17	0
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2016	9.84	9.34	1,476
	2015	10.56	9.84	1,201
	2014	11.04	10.56	1,166
	2013[1]	10.00	11.04	977
Invesco V.I. Managed Volatility	2016	10.34	10.91	0
	2015	11.08	10.34	0
	2014	9.63	11.08	0
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2016	9.73	10.53	0
	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2016	11.09	10.67	0
	2015	11.48	11.09	0
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2016	11.28	11.99	0
	2015	11.70	11.28	0
	2014	10.83	11.70	0
	2013[1]	10.00	10.83	0
Invesco V.I. Small Cap Equity	2016	9.70	10.37	0
	2015	10.76	9.70	3,308
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities )	2016	11.40	11.37	256
	2015	11.38	11.40	0
	2014	9.14	11.38	0
	2013[1]	10.00	9.14	0
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy )	2016	8.98	8.36	0
	2015	10.24	8.98	372
	2014	11.30	10.24	797
	2013[1]	10.00	11.30	328
Ivy VIP Balanced (formerly Ivy Funds VIP Balanced )	2016	10.51	10.26	3,583
	2015	11.03	10.51	3,477
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity )	2016	11.13	11.04	0
	2015	11.72	11.13	0
	2014	11.17	11.72	0
	2013[1]	10.00	11.17	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities )	2016	10.73	10.97	710
	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy VIP Energy (formerly Ivy Funds VIP Energy )	2016	6.82	8.78	3,788
	2015	9.16	6.82	3,970
	2014	10.71	9.16	2,038
	2013[1]	10.00	10.71	0
Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond )	2016	8.95	9.16	0
	2015	9.61	8.95	0
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth )	2016	10.55	9.78	0
	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy VIP Growth (formerly Ivy Funds VIP Growth )	2016	12.69	12.29	0
	2015	12.38	12.69	0
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy VIP High Income (formerly Ivy Funds VIP High Income )	2016	8.96	9.96	0
	2015	10.02	8.96	0
	2014	10.28	10.02	5,262
	2013[1]	10.00	10.28	0
Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity )	2016	10.31	9.97	0
	2015	10.89	10.31	1,445
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond )	2016	9.17	8.94	0
	2015	9.50	9.17	4,301
	2014	9.84	9.50	0
	2013[1]	10.00	9.84	0
Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth )	2016	10.17	10.32	0
	2015	11.28	10.17	3,221
	2014	10.94	11.28	0
	2013[1]	10.00	10.94	0
Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources )	2016	5.82	6.89	1,005
	2015	7.84	5.82	1,105
	2014[2]	10.00	7.84	0
Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology )	2016	10.97	10.65	2,349
	2015	11.81	10.97	2,458
	2014	12.00	11.81	3,123
	2013[1]	10.00	12.00	1,017
Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value )	2016	9.89	12.19	5,936
	2015	10.96	9.89	3,252
	2014	10.70	10.96	512
	2013[1]	10.00	10.70	0
Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth )	2016	10.84	10.67	2,713
	2015	11.12	10.84	2,720
	2014	11.45	11.12	0
	2013[1]	10.00	11.45	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Value (formerly Ivy Funds VIP Value )	2016	10.56	11.22	0
	2015	11.49	10.56	0
	2014	10.83	11.49	4,606
	2013[1]	10.00	10.83	0
Janus Aspen Enterprise	2016	11.58	12.42	5,115
	2015	11.67	11.58	877
	2014	10.87	11.67	0
	2013[1]	10.00	10.87	0
Janus Aspen Forty	2016	12.54	12.23	0
	2015	11.72	12.54	0
	2014	11.30	11.72	3,338
	2013[1]	10.00	11.30	0
Janus Aspen Overseas	2016	8.06	7.19	882
	2015	9.24	8.06	856
	2014	10.99	9.24	830
	2013[1]	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2016	10.04	11.40	0
	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0
Janus Aspen Research (formerly Janus Aspen Janus Portfolio )	2016	11.93	11.44	0
	2015	11.87	11.93	0
	2014	11.01	11.87	1,022
	2013[1]	10.00	11.01	0
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.47	9.22	6,563
	2015	9.82	9.47	0
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2016	10.99	11.75	2,097
	2015	12.24	10.99	2,043
	2014	11.08	12.24	1,989
	2013[1]	10.00	11.08	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2016	10.47	12.00	1,368
	2015	11.59	10.47	0
	2014	11.08	11.59	0
	2013[1]	10.00	11.08	0
JPMorgan Insurance Trust US Equity Portfolio	2016	11.53	12.20	0
	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2016	9.59	10.29	11,655
	2015	10.19	9.59	8,981
	2014	10.21	10.19	2,414
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2016	10.69	11.77	0
	2015	11.42	10.69	0
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Classic Stock VC	2016	10.73	11.54	0
	2015	11.32	10.73	0
	2014	10.85	11.32	0
	2013[1]	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2016	9.99	9.30	0
	2015	11.38	9.99	0
	2014	11.47	11.38	0
	2013[1]	10.00	11.47	0
Lord Abbett Series Fundamental Equity VC	2016	10.23	11.33	0
	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2016	10.36	11.61	3,215
	2015	11.15	10.36	3,131
	2014	10.83	11.15	3,049
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2016	11.08	10.73	0
	2015	11.28	11.08	0
	2014	11.12	11.28	0
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2016	10.48	11.66	0
	2015	11.39	10.48	0
	2014	10.68	11.39	0
	2013[1]	10.00	10.68	0
Lord Abbett Series Total Return VC	2016	9.54	9.51	0
	2015	10.04	9.54	0
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2016	10.66	11.93	0
	2015	11.44	10.66	0
	2014	10.98	11.44	0
	2013[1]	10.00	10.98	0
MFS® VIT Emerging Markets Equity	2016	7.54	7.86	0
	2015	9.07	7.54	0
	2014	10.19	9.07	0
	2013[1]	10.00	10.19	0
MFS® VIT Global Tactical Allocation	2016	9.21	9.34	3,429
	2015	9.88	9.21	0
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2016	9.12	9.91	0
	2015	9.98	9.12	0
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2016	11.10	11.23	0
	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0
MFS® VIT II Research International	2016	8.91	8.44	9,563
	2015	9.53	8.91	9,280
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT International Value	2016	9.75	9.68	13,476
	2015	9.59	9.75	9,413
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2016	11.05	11.45	0
	2015	11.56	11.05	1,364
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0
MFS® VIT New Discovery	2016	9.27	9.64	4,547
	2015	9.90	9.27	2,784
	2014	11.19	9.90	2,583
	2013[1]	10.00	11.19	0
MFS® VIT Research	2016	10.91	11.32	6,260
	2015	11.35	10.91	6,075
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2016	10.27	10.69	2,466
	2015	10.80	10.27	2,393
	2014	10.43	10.80	0
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2016	9.50	9.45	0
	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2016	9.11	9.69	1,174
	2015	11.17	9.11	826
	2014	10.39	11.17	0
	2013[1]	10.00	10.39	0
Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt )	2016	9.13	9.66	1,343
	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity )	2016	7.89	8.04	0
	2015	9.24	7.89	0
	2014	10.12	9.24	0
	2013[1]	10.00	10.12	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2016	9.78	10.41	1,499
	2015	10.53	9.78	1,458
	2014	10.54	10.53	1,008
	2013[1]	10.00	10.54	0
Morningstar Balanced ETF Asset Allocation Portfolio	2016	9.63	9.99	104,086
	2015	10.30	9.63	95,992
	2014	10.30	10.30	84,473
	2013[1]	10.00	10.30	21,790
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.25	9.26	94,262
	2015	9.97	9.25	92,102
	2014	9.96	9.97	62,707
	2013[1]	10.00	9.96	2,501
Morningstar Growth ETF Asset Allocation Portfolio	2016	9.77	10.25	29,023
	2015	10.48	9.77	22,548
	2014	10.47	10.48	18,868
	2013[1]	10.00	10.47	8,102

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Income and Growth ETF Asset Allocation Portfolio	2016	9.42	9.59	931
	2015	10.02	9.42	904
	2014	10.15	10.02	0
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Guardian	2016	10.56	10.98	2,163
	2015	11.62	10.56	2,107
	2014	11.14	11.62	2,052
	2013[1]	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2016	10.98	11.52	0
	2015	11.55	10.98	0
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2016	10.61	10.13	388
	2015	10.70	10.61	5,562
	2014	10.96	10.70	0
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2016	9.07	9.22	10.822
	2015	9.73	9.07	10,539
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2016	9.62	8.95	3,657
	2015	9.75	9.62	2,596
	2014	10.98	9.75	4,923
	2013[1]	10.00	10.98	1,626
Oppenheimer Main Street Small Cap Fund®/VA	2016	10.56	11.88	4,125
	2015	11.76	10.56	2,694
	2014	11.01	11.76	1,688
	2013[1]	10.00	11.01	1,408
PIMCO VIT All Asset	2016	8.36	9.03	6,405
	2015	9.63	8.36	5,068
	2014	10.02	9.63	0
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2016	5.26	5.78	808
	2015	7.41	5.26	1,207
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2016	8.93	9.67	2,734
	2015	9.57	8.93	1,636
	2014	9.86	9.57	1,587
	2013[1]	10.00	9.86	1,162
PIMCO VIT Foreign Bond (Unhedged)	2016	8.50	8.36	1,520
	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2016	8.74	8.69	373
	2015	9.54	8.74	362
	2014	9.76	9.54	351
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2016	9.50	9.44	0
	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT High Yield	2016	9.40	10.10	585
	2015	10.01	9.40	350
	2014	10.14	10.01	340
	2013[1]	10.00	10.14	0
PIMCO VIT Low Duration	2016	9.15	8.86	13,701
	2015	9.54	9.15	10,695
	2014	9.91	9.54	710
	2013[1]	10.00	9.91	9,924
PIMCO VIT Real Return	2016	8.80	8.84	4,249
	2015	9.46	8.80	3,574
	2014	9.61	9.46	3,468
	2013[1]	10.00	9.61	2,293
PIMCO VIT Short-Term	2016	9.15	8.94	2,444
	2015	9.47	9.15	0
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2016	9.42	9.25	30,418
	2015	9.82	9.42	22,424
	2014	9.86	9.82	16,433
	2013[1]	10.00	9.86	0
Pioneer Bond VCT	2016	9.62	9.56	0
	2015	10.05	9.62	0
	2014	9.94	10.05	0
	2013[1]	10.00	9.94	0
Pioneer Emerging Markets VCT	2016	7.30	7.40	0
	2015	9.04	7.30	0
	2014	10.84	9.04	0
	2013[1]	10.00	10.84	0
Pioneer Equity Income VCT	2016	10.96	12.53	0
	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2016	8.95	9.74	0
	2015	9.77	8.95	2,604
	2014	10.25	9.77	0
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2016	11.32	11.46	1,163
	2015	11.32	11.32	1,129
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0
Pioneer Strategic Income VCT	2016	9.26	9.51	19,488
	2015	9.83	9.26	18,912
	2014	9.92	9.83	0
	2013[1]	10.00	9.92	0
Power Income VIT	2016	8.80	8.78	1,321
	2015	9.43	8.80	1,287
	2014	9.97	9.43	1,253
	2013[1]	10.00	9.97	758

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Probabilities Fund	2016	8.98	8.77	3,079
	2015	9.95	8.98	2,206
	2014	9.93	9.95	1,744
	2013[1]	10.00	9.93	1,587
Putnam VT Absolute Return 500	2016	9.36	9.02	11,765
	2015	9.84	9.36	15,894
	2014	9.91	9.84	0
	2013[1]	10.00	9.91	0
Putnam VT Capital Opportunities	2016	9.89	10.93	0
	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0
Putnam VT Diversified Income	2016	9.14	9.22	0
	2015	9.79	9.14	0
	2014	10.20	9.79	0
	2013[1]	10.00	10.20	0
Putnam VT Equity Income	2016	10.70	11.63	20,906
	2015	11.54	10.70	20,327
	2014	10.71	11.54	1,488
	2013[1]	10.00	10.71	1,091
Putnam VT Global Asset Allocation	2016	10.63	10.85	0
	2015	11.10	10.63	0
	2014	10.60	11.10	0
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2016	11.98	12.20	9,832
	2015	12.40	11.98	9,575
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2016	9.00	9.94	0
	2015	9.94	9.00	0
	2014	10.23	9.94	0
	2013[1]	10.00	10.23	0
Putnam VT Income	2016	9.64	9.40	0
	2015	10.23	9.64	0
	2014	10.05	10.23	1,767
	2013[1]	10.00	10.05	0
Putnam VT Investors	2016	11.23	12.03	0
	2015	12.00	11.23	0
	2014	11.02	12.00	0
	2013[1]	10.00	11.02	0
Redwood Managed Volatility	2016	9.79	10.49	0
	2015[3]	10.00	9.79	0
Rydex VIF Banking	2016	9.67	11.76	7,205
	2015	10.62	9.67	0
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0
Rydex VIF Basic Materials	2016	8.07	10.10	6,801
	2015	10.21	8.07	878
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Biotechnology	2016	14.24	10.94	6,296
	2015	13.73	14.24	10,063
	2014	10.82	13.73	2,725
	2013[1]	10.00	10.82	0
Rydex VIF Commodities Strategy	2016	3.83	4.05	5,641
	2015	6.05	3.83	0
	2014	9.59	6.05	0
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2016	11.27	11.37	20,554
	2015	11.10	11.27	3,524
	2014	10.30	11.10	1,805
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2016	11.58	14.48	12,517
	2015	12.64	11.58	9,658
	2014	11.31	12.64	7,631
	2013[1]	10.00	11.31	0
Rydex VIF Electronics	2016	12.47	14.83	8,342
	2015	12.77	12.47	0
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0
Rydex VIF Energy	2016	5.55	6.98	792
	2015	8.32	5.55	1,109
	2014	10.69	8.32	0
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2016	4.57	5.38	2,929
	2015	6.99	4.57	0
	2014	10.35	6.99	0
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2016	8.55	7.72	0
	2015	9.64	8.55	1,648
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	0
Rydex VIF Financial Services	2016	10.27	11.38	493
	2015	11.19	10.27	0
	2014	10.39	11.19	4,334
	2013[1]	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2016	10.79	10.28	1,923
	2015	11.89	10.79	0
	2014	9.23	11.89	0
	2013[1]	10.00	9.23	0
Rydex VIF Health Care	2016	13.10	11.31	4,841
	2015	13.11	13.10	9,309
	2014	10.99	13.11	0
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2016	9.86	10.52	0
	2015[3]	10.00	9.86	0
Rydex VIF Internet	2016	12.19	12.18	0
	2015	11.77	12.19	10,690
	2014	12.07	11.77	0
	2013[1]	10.00	12.07	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Dow 2x Strategy	2016	5.36	3.60	0
	2015	6.09	5.36	0
	2014	8.14	6.09	0
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2016	6.92	6.42	0
	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2016	7.01	5.42	2,921
	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2016	5.33	4.62	4,927
	2015	6.40	5.33	5,131
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2016	7.15	5.45	5,780
	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	0
Rydex VIF Inverse S&P 500 Strategy	2016	6.52	5.48	0
	2015	7.13	6.52	0
	2014	8.72	7.13	0
	2013[1]	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2016	9.05	9.42	1,777
	2015	8.45	9.05	1,730
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0
Rydex VIF Leisure	2016	11.04	11.57	0
	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2016	10.84	13.44	1,677
	2015	11.99	10.84	1,628
	2014	11.20	11.99	5,381
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2016	13.25	13.43	21,748
	2015	12.80	13.25	32,348
	2014	11.39	12.80	7,369
	2013[1]	10.00	11.39	4,318
Rydex VIF NASDAQ-100® 2x Strategy	2016	18.97	19.89	3,522
	2015	17.31	18.97	5,487
	2014	13.25	17.31	2,827
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2016	12.20	13.50	0
	2015	12.85	12.20	20,550
	2014	11.33	12.85	0
	2013[1]	10.00	11.33	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2016	4.92	7.79	9,833
	2015	7.39	4.92	1,305
	2014	9.35	7.39	0
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2016	10.03	10.57	1,721
	2015	10.76	10.03	992
	2014	9.30	10.76	12,889
	2013[1]	10.00	9.30	812
Rydex VIF Retailing	2016	10.45	10.03	1,283
	2015	11.08	10.45	0
	2014	10.66	11.08	1,887
	2013[1]	10.00	10.66	0
Rydex VIF Russell 2000® 1.5x Strategy	2016	9.94	12.40	0
	2015	11.43	9.94	0
	2014	11.46	11.43	0
	2013[1]	10.00	11.46	0
Rydex VIF Russell 2000® 2x Strategy	2016	10.12	13.37	0
	2015	12.19	10.12	639
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2016	13.29	15.30	1,562
	2015	14.13	13.29	8,448
	2014	11.85	14.13	6,798
	2013[1]	10.00	11.85	2,157
Rydex VIF S&P 500 Pure Growth	2016	11.64	11.42	1,923
	2015	12.04	11.64	25,075
	2014	11.20	12.04	4,695
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2016	10.45	11.73	26,930
	2015	12.06	10.45	0
	2014	11.36	12.06	0
	2013[1]	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2016	10.23	10.05	0
	2015	10.56	10.23	0
	2014	11.21	10.56	0
	2013[1]	10.00	11.21	0
Rydex VIF S&P MidCap 400 Pure Value	2016	9.34	11.52	25,632
	2015	11.08	9.34	0
	2014	10.86	11.08	0
	2013[1]	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2016	10.35	11.75	0
	2015	10.87	10.35	1,234
	2014	11.36	10.87	1,399
	2013[1]	10.00	11.36	4,334
Rydex VIF S&P SmallCap 600 Pure Value	2016	8.90	11.21	31,540
	2015	10.76	8.90	0
	2014	11.11	10.76	0
	2013[1]	10.00	11.11	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Strengthening Dollar 2x Strategy	2016	11.39	11.66	1,804
	2015	10.51	11.39	2,226
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2016	11.68	12.40	447
	2015	12.08	11.68	0
	2014	11.45	12.08	1,672
	2013[1]	10.00	11.45	0
Rydex VIF Telecommunications	2016	9.30	10.45	532
	2015	10.43	9.30	0
	2014	10.63	10.43	0
	2013[1]	10.00	10.63	0
Rydex VIF Transportation	2016	11.00	12.14	5,222
	2015	13.39	11.00	0
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2016	8.95	8.56	78,953
	2015	9.36	8.95	71,904
	2014	9.78	9.36	53,769
	2013[1]	10.00	9.78	30,341
Rydex VIF Utilities	2016	10.05	11.18	21,556
	2015	11.35	10.05	0
	2014	9.65	11.35	8,614
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2016	6.21	5.42	0
	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2016	9.11	9.31	0
	2015	9.86	9.11	0
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2016	9.35	9.28	4,312
	2015	9.82	9.35	4,184
	2014[2]	10.00	9.82	4,061
SEI VP Defensive Strategy	2016	9.27	9.05	0
	2015	9.74	9.27	0
	2014[2]	10.00	9.74	0
SEI VP Market Growth Strategy	2016	9.10	9.35	22,500
	2015	9.88	9.10	21,835
	2014[2]	10.00	9.88	824
SEI VP Market Plus Strategy	2016	9.16	9.47	0
	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2016	9.38	9.51	0
	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0
T. Rowe Price Blue Chip Growth	2016	12.83	12.33	10.767
	2015	12.11	12.83	8,145
	2014	11.63	12.11	0
	2013[1]	10.00	11.63	4,280

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Equity Income	2016	9.69	11.01	4,620
	2015	10.90	9.69	0
	2014	10.64	10.90	0
	2013[1]	10.00	10.64	0
T. Rowe Price Health Sciences	2016	15.35	13.10	12,363
	2015	14.27	15.35	16,665
	2014	11.37	14.27	11,148
	2013[1]	10.00	11.37	0
T. Rowe Price Limited-Term Bond	2016	9.02	8.72	9,609
	2015	9.43	9.02	7,639
	2014	9.82	9.43	0
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2016	6.89	7.75	5,712
	2015	8.97	6.89	1,427
	2014	10.24	8.97	1,607
	2013[1]	10.00	10.24	0
Templeton Foreign VIP Fund	2016	8.55	8.76	234
	2015	9.56	8.55	227
	2014	11.25	9.56	0
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2016	8.94	8.80	20,924
	2015	9.77	8.94	5,086
	2014	10.03	9.77	10,317
	2013[1]	10.00	10.03	753
Templeton Growth VIP Fund	2016	9.33	9.78	0
	2015	10.43	9.33	0
	2014	11.22	10.43	0
	2013[1]	10.00	11.22	0
Third Avenue Value	2016	9.02	9.69	0
	2015	10.36	9.02	0
	2014	10.37	10.36	0
	2013[1]	10.00	10.37	0
VanEck VIP Global Gold	2016	5.71	8.08	2,538
	2015	7.87	5.71	1,410
	2014	8.76	7.87	0
	2013[1]	10.00	8.76	0
VanEck VIP Global Hard Assets	2016	5.33	7.31	2,022
	2015	8.40	5.33	316
	2014	10.89	8.40	0
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2016	9.76	10.32	3,849
	2015[3]	10.00	9.76	0
Vanguard® VIF Capital Growth	2016	9.81	10.36	0
	2015[3]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2016	9.83	9.92	10,600
	2015[3]	10.00	9.83	0
Vanguard® VIF Diversified Value	2016	9.68	10.42	0
	2015[3]	10.00	9.68	0
Vanguard® VIF Equity Income	2016	9.77	10.71	9,244
	2015[3]	10.00	9.77	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Equity Index	2016	9.73	10.37	0
	2015[3]	10.00	9.73	0
Vanguard® VIF Growth	2016	9.87	9.30	0
	2015[3]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2016	9.76	10.35	0
	2015[3]	10.00	9.76	0
Vanguard® VIF International	2016	9.68	9.40	11,204
	2015[3]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2016	9.72	10.29	0
	2015[3]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2016	9.78	10.02	8,007
	2015[3]	10.00	9.78	0
Vanguard® VIF REIT Index	2016	10.13	10.45	0
	2015[3]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2016	9.90	9.69	1,376
	2015[3]	10.00	9.90	0
Vanguard® VIF Small Company Growth	2016	9.69	10.61	0
	2015[3]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2016	9.91	9.67	27,920
	2015[3]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2016	9.72	10.42	22,655
	2015[3]	10.00	9.72	0
Virtus Duff & Phelps International Series (formerly Virtus International Series )	2016	8.11	7.63	0
	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series )	2016	11.15	11.39	1,148
	2015	11.39	11.15	1,114
	2014	9.05	11.39	2,541
	2013[1]	10.00	9.05	0
Virtus Equity Trend Series (formerly Virtus Equity Trend )	2016	9.11	8.63	11,667
	2015	10.51	9.11	11,322
	2014	10.75	10.51	1,303
	2013[1]	10.00	10.75	0
Virtus KAR Small-Cap Growth Series (formerly Virtus Small‑Cap Growth Series )	2016	10.80	13.01	0
	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series )	2016	9.25	9.67	5,523
	2015	9.80	9.25	5,360
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Strategic Allocation Series	2016	9.91	9.55	0
	2015	10.95	9.91	0
	2014	10.65	10.95	0
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2016	10.68	10.92	0
	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
VY Clarion Global Real Estate Portfolio	2016	9.86	9.48	1,443
	2015	10.51	9.86	214
	2014	9.67	10.51	0
	2013[1]	10.00	9.67	0
VY Clarion Real Estate Portfolio	2016	11.14	11.09	0
	2015	11.33	11.14	0
	2014	9.13	11.33	0
	2013[1]	10.00	9.13	0
Wells Fargo International Equity VT	2016	9.60	9.48	0
	2015	9.86	9.60	0
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0
Wells Fargo Omega Growth VT	2016	11.10	10.67	6,319
	2015	11.45	11.10	6,135
	2014	11.52	11.45	5,954
	2013[1]	10.00	11.52	4,611
Wells Fargo Opportunity VT	2016	10.59	11.36	0
	2015	11.42	10.59	0
	2014	10.81	11.42	0
	2013[1]	10.00	10.81	0
Western Asset Variable Global High Yield Bond	2016	8.62	9.52	0
	2015	9.60	8.62	0
	2014	10.19	9.60	0
	2013[1]	10.00	10.19	0
1 For the period July 15, 2013 (date of inception) through December 31, 2013.
2 For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
3 For the period November 20, 2015 (the date first publicly offered) through December 31, 2015.

A-24

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
ADMINISTRATIVE SERVICES ARRANGEMENTS	5
PERFORMANCE INFORMATION	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	7
2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accu-mulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2017. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000 can be made to a 403(b) annuity during the 2017 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2017 is the lesser of (i)  $54,000 or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,000 in 2017 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service
4

with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contribu-tions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contri-butions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000 (for 2017). Salary reduction contributions, if any, are subject to additional annual limits.
Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2016, 2015, and 2014, the Company paid $1,630,006, $930,442, and $536,448, respectively, under the agreement.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertise-ments, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjust-ments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
5

Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 0.70%; (2) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial state-ments of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
6

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial state-ments of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2017

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjust-ment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000 (for 2017). Salary reduction contributions, if any, are subject to additional annual limits.
4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2016, 2015, and 2014, the Company paid $1,630,006, $930,442, and $536,448, respectively, under the agreement.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and
5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® II VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2017

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 1.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjust-ment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000 (for 2017). Salary reduction contributions, if any, are subject to additional annual limits.
4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2016, 2015, and 2014, the Company paid $1,630,006, $930,442, and $536,448, respectively, under the agreement.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and
5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements and Supplementary
Information (Statutory Basis)

First Security Benefit Life Insurance and Annuity Company of New York
Years Ended December 31, 2016 and 2015
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements and Supplementary Information
(Statutory Basis)
Years Ended December 31, 2016 and 2015

Report of Independent Auditors
The Board of Directors
First Security Benefit Life Insurance and
 Annuity Company of New York
We have audited the accompanying statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
1

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.
Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division.

/s/ Ernst & Young LLP

April 28, 2017
2

First Security Benefit Life Insurance and Annuity Company of New York
Balance Sheets
(Statutory Basis)

	December 31
	2016	2015
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$497,435	$516,321
Preferred and common stocks	729	–
Policy loans	389	273
Short-term investments	47,234	18,566
Cash and cash equivalents	2,991	8,332
Other invested assets	4,376	5,293
Total investments	553,154	548,785

Investment income due and accrued	3,187	3,431
Net deferred income tax asset	1,984	1,229
Other assets	141	1,105
Separate account assets	128,376	129,802
Total admitted assets	$686,842	$684,352

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$339,617	$347,511
Funds withheld	184,778	176,077
Other liabilities	3,449	2,060
Net transfers due from separate accounts	(787)	(779)
Asset valuation reserve	2,444	2,584
Separate account liabilities	128,376	129,802
Total liabilities	657,877	657,255

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned deficit	(6,635)	(8,503)
Total capital and surplus	28,965	27,097
Total liabilities and capital and surplus	$686,842	$684,352

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
Statements of Operations
(Statutory Basis)
	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Revenues:
Annuity considerations and deposits	$13,069	$23,547	$97,280
Net investment income	11,473	11,362	8,507
Other income	2,217	2,275	2,668
Total revenues	26,759	37,184	108,455

Benefits and expenses:
Increase (decrease) in reserves and funds for all policies	(16,171)	(12,737)	59,501
Surrender benefits	27,926	35,804	41,996
Annuity benefits	8,939	7,363	5,160
Commissions	569	691	2,737
Other insurance operating expenses	2,841	2,551	1,898
Total benefits and expenses	24,104	33,672	111,292

Income (loss) from operations before
federal income taxes	2,655	3,512	(2,837)
Federal income tax expense (benefit)	(242)	661	897
Income (loss) from operations before net
realized losses	2,897	2,851	(3,734)
Net realized losses, net of capital gains tax	(2,114)	(377)	(51)
Net income (loss)	$783	$2,474	$(3,785)

See accompanying notes.
4

First Security Benefit Life Insurance and Annuity Company of New York
Statements of Changes in Capital and Surplus
(Statutory Basis)

		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
			(In Thousands)

Balance at January 1, 2014	$2,000	$33,600	$–	$(4,962)	$30,638
Net loss	–	–	–	(3,785)	(3,785)
Change in asset valuation reserve	–	–	–	(967)	(967)
Change in net deferred income taxes	–	–	–	2,116	2,116
Change in nonadmitted assets	–	–	–	(2,437)	(2,437)
Balance at December 31, 2014	2,000	33,600	–	(10,035)	25,565
Net loss	–	–	–	2,474	2,474
Change in asset valuation reserve	–	–	–	(791)	(791)
Change in net deferred income taxes	–	–	–	(137)	(137)
Change in nonadmitted assets	–	–	–	161	161
Change in net unrealized capital losses, net of tax	–	–	–	(175)	(175)
Balance at December 31, 2015	2,000	33,600	–	(8,503)	27,097
Net income	–	–	–	783	783
Change in asset valuation reserve	–	–	–	140	140
Change in net deferred income taxes	–	–	–	(346)	(346)
Change in nonadmitted assets	–	–	–	1,173	1,173
Change in net unrealized capital gains, net of tax	–	–	–	118	118
Balance at December 31, 2016	$2,000	$33,600	$–	$(6,635)	$28,965

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
Statements of Cash Flow
(Statutory Basis)

	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$13,069	$23,547	$97,280
Net investment income	10,754	9,091	6,253
Other income	2,944	3,255	3,783
Benefits and expenses:
Benefits and surrenders	(35,559)	(43,196)	(47,099)
Net transfers from separate accounts	8,270	9,103	11,988
Commissions, expenses, and other deductions	(4,038)	(4,594)	(6,052)
Federal income taxes, including net tax
on capital gains	420	(812)	(560)
Net cash (used in) provided by operations	(4,140)	(3,606)	65,593

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	218,218	121,817	85,003
Stocks	5	373	–
Other invested assets	1,236	–	874
Other proceeds	408	604	729
Cost of investments acquired:
Bonds	(198,675)	(164,146)	(259,663)
Stocks	(724)	–	–
Other invested assets	–	(503)	–
Other applications	(2,334)	(2,732)	–
Net increase in policy loans	(117)	(148)	(26)
Net cash provided by (used in) investment activities	18,017	(44,735)	(173,083)

Financing and miscellaneous activities
Cash provided:
Change in funds withheld	8,701	8,758	10,318
Other cash provided (used)	749	(445)	682
Net cash provided by financing and miscellaneous activities	9,450	8,313	11,000

Increase (decrease) in cash and cash equivalents
and short-term investments	23,327	(40,028)	(96,490)
Cash and cash equivalents and short-term
investments at beginning of year	26,898	66,926	163,416
Cash and cash equivalents and short-term
investments at end of year	$50,225	$26,898	$66,926

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements
(Statutory Basis)

December 31, 2016
1. Significant Accounting Policies

 Organization
First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets.
Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:
Investments
Investments in bonds and non-redeemable preferred stock are carried at amortized cost or market value based on the NAIC designation. Equity securities are carried at market value with changes in market value charged directly to surplus. GAAP requires that such securities be classified as
7

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
held to maturity, trading, or available for sale. Under GAAP, securities classified as held to maturity are carried at amortized cost, and securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those securities classified as trading or as a separate component of stockholder’s equity for those securities classified as available for sale.
For statutory purposes, all single-class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed maturity investments, principally bonds. Such gains or losses, net of tax, are amortized into income over the remaining period to expected maturity based on groupings of individual securities sold in five-year bands. IMR is not recognized under GAAP.
8

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Policy Acquisition Costs and Value of Business Acquired
The costs of successfully acquiring new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. No amounts are recognized for statutory accounting purposes.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
9

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

Reinsurance
The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.
Separate Accounts
For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.
Deferred Income Taxes
For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.

10

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument.
Cash and Cash Equivalents
The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less.
A reconciliation of capital and surplus at December 31, 2016, 2015 and 2014, and net income for each of the three years in the period ended December 31, 2016, between amounts presented herein and amounts stated in conformity with GAAP is as follows:

	Capital and Surplus			Net Income (Loss)
	2016	2015	2014	2016	2015	2014
	(In Thousands)

Amounts set forth herein	$28,965	$27,097	$25,565	$783	$2,474	$(3,785)
Unrealized amounts on securities:
Available for sale	21	(7,326)	1,197	–	–	–
Realized losses	–	–	–	205	485	207
Nonadmitted assets	3,072	4,245	4,406	–	–	–
Deferred policy acquisition costs and value of
business acquired	15,566	16,118	15,236	(448)	(45)	2,223
Annuity reserves/account values	(2,714)	(3,083)	(3,550)	481	(446)	2,329
Deferred income taxes	(4,135)	(1,173)	(4,256)	(408)	(66)	504
Asset valuation reserve	2,444	2,584	1,793	–	–	–
Interest maintenance reserve	315	115	–	(66)	21	21
Funds withheld	(76)	(79)	(72)	–	–	–
Other	(673)	(932)	(191)	126	(250)	(169)
Amounts stated in conformity with U.S. GAAP	$42,785	$37,566	$40,128	$673	$2,173	$1,330
11

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For mortgage-backed bonds, defaults, loss severity of defaulted collateral, and anticipated prepayments are considered using market consensus when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual defaults, loss severity of defaulted collateral, and prepayments differ substantially from estimates are determined using the retrospective method. Preferred stocks in good standing are carried at cost. Bonds and preferred stocks not in good standing are carried at the lower of amortized cost or fair value.
Realized capital gains and losses on sales of investments are determined using the average cost method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
12

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

 Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
For variable annuity contracts, the 1994 MGDB mortality table has been used principally (2012 IAR for 2015-16 issues), and interest assumptions range from 3.5% to 5.5%. For fixed annuity contracts, the 2000 Annuity Table has been used principally (2012 IAR for 2015-16 issues), and interest assumptions range from 3.50% to 4.25%.
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding
13

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of OTTI of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.
14

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments
The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and preferred stock at December 31, 2016 and 2015, are summarized as follows:

		December 31, 2016
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
		(In Thousands)
Bonds:
U. S. Treasury securities and
obligations
of U.S. government corporations
and agencies	$8,185	$63	$25	$8,223
Obligations of government-sponsored
enterprises	22,257	147	436	21,968
Corporate	192,880	3,540	1,120	195,300
Municipal governments	17,413	881	67	18,227
Commercial mortgage-backed	67,547	333	429	67,451
Residential mortgage-backed	13,229	113	216	13,126
Other debt obligations	175,924	1,451	1,039	176,336
Total bonds	$497,435	$6,528	$3,332	$500,631

Preferred stocks:
Financial	$722	$36	$5	$753
Total preferred stocks	$722	$36	$5	$753

15

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

		December 31, 2015
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
		(In Thousands)
Bonds:
U. S. Treasury securities and
obligations
of U.S. government corporations
and agencies	$11,291	$42	$209	$11,124
Obligations of government-
sponsored enterprises	37,368	343	441	37,270
Corporate	216,487	2,234	6,566	212,155
Foreign governments	1,419	1	–	1,420
Municipal governments	35,157	1,650	125	36,682
Commercial mortgage-backed	44,873	488	227	45,134
Residential mortgage-backed	19,709	133	685	19,157
Collateralized debt obligations	10,426	59	120	10,365
Other debt obligations	139,591	508	3,026	137,073
Total bonds	$516,321	$5,458	$11,399	$510,380

The carrying amount and fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$5,544	$5,559
Due after one year through five years	113,442	114,238
Due after five years through ten years	65,634	66,647
Due after ten years	28,370	29,674
Mortgage-backed securities and other asset-backed securities	284,445	284,513
	$497,435	$500,631

16

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
For bonds with unrealized losses as of December 31, 2016 and 2015, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2016
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$1,466	$25	$–	$–	$1,466	$25
Obligations of government-sponsored
enterprises	12,140	436	–	–	12,140	436
Corporate	56,001	757	9,707	363	65,708	1,120
Municipal governments	2,072	67	–	–	2,072	67
Commercial mortgage-backed	32,837	423	655	6	33,492	429
Residential mortgage-backed	4,212	81	3,789	135	8,001	216
Other debt obligations	40,307	400	42,744	639	83,051	1,039
Total bonds	$149,035	$2,189	$56,895	$1,143	$205,930	$3,332

Number of securities with unrealized losses		222		71		293
Percent investment grade
(NAIC investment grade 1 and 2)		95%		83%		92%

17

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

			December 31, 2015
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$ –	$ –	$ 6,378	$ 209	$ 6,378	$ 209
Obligations of government-sponsored
enterprises	3,380	37	14,578	404	17,958	441
Corporate	75,756	5,299	61,505	1,267	137,261	6,566
Municipal governments	3,234	111	1,813	14	5,047	125
Commercial mortgage-backed	27,105	200	1,753	27	28,858	227
Residential mortgage-backed	6,232	102	8,903	583	15,135	685
Collateralized debt obligations	8,633	116	496	4	9,129	120
Other debt obligations	79,290	2,540	25,667	486	104,957	3,026
Total bonds	$ 203,630	$ 8,405	$ 121,093	$ 2,994	$ 324,723	$ 11,399

Number of securities with unrealized losses		276		131		407
Percent investment grade
(NAIC investment grade 1 and 2)		84%		96%		88%

The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in
18

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
value. In the evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The Company has no currently held investments in loan-backed and structured securities with a recognized OTTI based on its intent to sell the security or inability of the Company to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.
The loan-backed and structured securities currently held by the Company with a recognized OTTI, are as follows:
	Amortized Cost	Present Value of				Financial
	Prior to Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Statement When
CUSIP	OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
80629QAA3	$ 156	$ 111	$ (45)	$ 111	$ 111	6/30/2016
80629QAA3	111	94	(18)	94	94	9/30/2016

Impaired loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows as of December 31, 2016:

	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$1,511 $	93,347
Continuous unrealized loss for greater than or equal
to 12 months	715	45,904

19

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Major categories of net investment income for the years ended December 31, 2016, 2015 and 2014, are summarized as follows:

	2016	2015	2014
		(In Thousands)

Interest on bonds	$19,534	$19,307	$16,349
Dividends on equity securities	43	23	27
Other	23	13	7
Total investment income	19,600	19,343	16,383

Less:
Investment expenses	(688)	(702)	(762)
Ceded to reinsurer	(7,439)	(7,279)	(7,114)
Net investment income	$11,473	$11,362	$8,507

Proceeds from sales of bonds and equity securities and related realized gains and losses for the years ended December 31, 2016, 2015 and 2014, are as follows:

	2016	2015	2014
	(In Thousands)

Proceeds from sales	$216,779	$54,785	$36,226
Gross realized gains	3,634	1,165	722
Gross realized losses	(4,036)	(1,202)	(445)

20

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Realized gains net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2016, 2015 and 2014, consist of the following:

	2016	2015	2014
	(In Thousands)

Bonds	$(406)	$(37)	$277
Equity securities	4	–	–
Other invested assets	(3)	–	–
Total realized gains (losses), net	(405)	(37)	277

Income tax expense	(30)	(212)	(126)
Net ceded reinsurance gains	(1,414)	145	(121)
Transferred to the interest maintenance reserve,
net of tax	(265)	(273)	(81)
Net realized losses	$(2,114)	$(377)	$(51)

Restricted assets, including pledged assets at December 31, 2016, consist of the following (in thousands):
	Total General Account (GA)	GA Supporting Separate Account (SA) Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
					(In Thousands)

On deposit with
states	$600	$–	$–	$–	$600	$580	$20	$600	0.09%	0.09%
Pledged as collateral
not captured in
other categories	5,860	–	–	–	5,860	3,167	2,693	5,860	0.85%	0.85%
Total restricted
assets	$6,460	$–	$–	$–	$6,460	$3,747	$2,713	$6,460	0.94%	0.94%

21

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Detail of assets pledged as collateral not captured in other categories at December 31, 2016, consists of the following (in thousands):
	Total General Account (GA)	GA Supporting SA Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
					(In Thousands)

Cash and bonds
related to
reinsurance
agreements	$5,860	$–	$–	$–	$5,860	$3,167	$2,693	$5,860	0.85%	0.85%
Total	$5,860	$–	$–	$–	$5,860	$3,167	$2,693	$5,860	0.85%	0.85%

3. Separate Account Transactions
The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $128.4 million and $129.8 million as of December 31, 2016 and 2015, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account. The assets and liabilities of these separate accounts are carried at market value.
22

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):
2016	$24
2015	2
2014	32
2013	58
2012	31

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):
2016	$138
2015	170
2014	217
2013	244
2012	261

23

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:

		December 31, 2016
	Non-Indexed
	Guarantee Less	Non-Indexed	Non- Guaranteed
	Than or Equal to	Guarantee More	Separate
	4%	Than 4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$8,910	$8,910

Reserves for accounts with assets at:
Fair value	$–	$–	$127,078	$127,078
Amortized cost	–	–	–	–
Total	$–	$–	$127,078	$127,078

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$127,078	$127,078
Not subject to discretionary
withdrawal	–	–	511	511
Total	$–	$–	$127,589	$127,589

24

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

		December 31, 2015
	Non-Indexed
	Guarantee Less	Non-Indexed	Non- Guaranteed
	Than or Equal to	Guarantee More	Separate
	4%	Than 4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$16,503	$16,503

Reserves for accounts with assets at:
Fair value	$–	$–	$129,023	$129,023
Amortized cost	–	–	–	–
Total	$–	$–	$129,023	$129,023

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$128,512	$128,512
Not subject to discretionary
withdrawal	–	–	511	511
Total	$–	$–	$129,023	$129,023

25

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$8,910	$16,503	$16,595
Transfers from separate accounts	(16,910)	(25,000)	(27,357)
Net transfers as reported in the
separate accounts	(8,000)	(8,497)	(10,762)

Reconciling adjustments:
Fee withdrawals	(333)	(458)	(671)
Other	56	12	(33)
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies	$(8,277)	$(8,943)	$(11,466)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2016, 2015, and 2014, the Company paid a total of $1.8 million, $1.3 million, and $0.8 million, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2016, 2015 and 2014, the Company paid $0.2 million, $0.3 million, and $0.2 million, respectively, in commissions to an affiliated company for sales of its variable annuity products.
During each of the years ended December 31, 2016, 2015, and 2014, the Company received $0.1 million from related parties for administrative services, provided in connection with reinsurance administration. These fees are included in other income in the statements of operations.
26

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
4. Related-Party Transactions (continued)
During the years ended December 31, 2016, 2015, and 2014, the Company received $0.1 million, $0.1 million, and $0.2 million, respectively, from related parties for administrative services provided in connection with its variable annuities. These revenues are included in other income in the statements of operations.
The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), a related party, to perform investment advisory services. During the years ended December 31, 2016, 2015, and 2014, the Company paid fees of $0.5 million, $0.6 million, and $0.7 million, respectively, for the services performed. These fees are included in net investment income in the statements of operations.
The Company recorded receivables from its parent and related parties in the amounts of $0 and $0.1 million and payables of $0.3 million and $0.4 million in the balance sheets at December 31, 2016 and 2015, respectively, for normal business transactions that are settled on a current basis.
5. Reinsurance
The Company assumes and cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Reinsurance assumed:
Premiums	$106	$210	$547
Commissions	$5	$–	$–
Claims	$–	$–	$–
Surrenders	$288	$114	$435

27

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
5. Reinsurance (continued)
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Reinsurance ceded:
Premiums	$17,030	$20,008	$20,236
Commissions	$794	$957	$1,094
Claims	$–	$–	$–
Surrenders	$13,058	$16,870	$15,950

As of December 31, 2016 and 2015, the value of the Company’s funds withheld under an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), a related party, was $183.6 million and $175.0 million, respectively. These amounts are included in the funds withheld reinsurance liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBLIC), a related party. As of December 31, 2016 and 2015, the funds withheld associated with this reinsurance agreement was $1.2 million and $1.1 million, respectively.
In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $183.3 million and $168.9 million at December 31, 2016 and 2015, respectively. Life insurance in-force ceded was $0.1 million at December 31, 2016 and 2015.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
28

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
6. Insurance Liabilities
The liability for guaranteed minimum death benefits (GMDBs) on variable annuity contracts reflected in the general account as of December 31, 2016 and 2015, was $0.1 million and $0.1 million, respectively. The Company’s GMDB reserves are calculated following the assumptions and methodologies prescribed by Actuarial Guideline (AG) 43.
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

		2016			2015
			Weighted-			Weighted-
		Net	Average		Net	Average
	Account	Amount at	Attained	Account	Amount at	Attained
	Value	Risk	Age	Value	Risk	Age
			(Dollars in Thousands)

Return of premium	$61,657	$505		$64,416	$739
			66			67
Step-up	52,276	1,671	68	53,291	1,976	67
Total GMDB	$113,933	$2,176	67	$117,707	$2,715	67

The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve from AG 43. The reserve for the guaranteed living benefits on variable annuity contracts reflected in the general account, which was fully ceded to SBLIC, as of December 31, 2016 and 2015, was $1.1 million and $1.0 million, respectively.
7. Income Taxes
As of January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by SBC. Under the Company’s tax sharing agreement, federal income taxes are allocated to the Company as if it filed a separate return. For the years ended December 31, 2015 and 2014, the Company filed separate federal and state income tax returns. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2013. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.
29

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the following: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the DTA will be realized. The Company has not recorded a valuation allowance as of December 31, 2016, 2015 and 2014, respectively.
The Company recorded net DTAs of $2.0 million and $1.2 million as of December 31, 2016 and 2015, respectively. The main components of the DTAs are as follows:

	December 31, 2016
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,796	$523	6,319
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,796	523	6,319
d. Deferred tax liabilities	1,261	–	1,261
e. Subtotal - net deferred tax asset (c-d)	4,535	523	5,058
f. Deferred tax nonadmitted	2,643	431	3,074
g. Net admitted deferred tax assets (e-f)	$1,892	$92	$1,984

30

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,074	$531	$5,605
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,074	531	5,605
d. Deferred tax liabilities	138	–	138
e. Subtotal - net deferred tax asset (c-d)	4,936	531	5,467
f. Deferred tax nonadmitted	3,921	317	4,238
g. Net admitted deferred tax assets (e-f)	$1,015	$214	$1,229

	Change between December 31, 2016 and 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$722	$(8)	$714
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	722	(8)	714
d. Deferred tax liabilities	1,123	–	1,123
e. Subtotal - net deferred tax asset (c-d)	(401)	(8)	(409)
f. Deferred tax nonadmitted	(1,278)	114	(1,164)
g. Net admitted deferred tax assets (e-f)	$877	$(122)	$755

31

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
During 2016 and 2015, the Company met the necessary RBC levels to be able to admit the increased amount of DTAs under SSAP No. 101. The amount of each component of the calculation by tax character is as follows:
		December 31, 2016
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$1,440	$92	$1,532
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	452	–	452
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	452	–	452
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,711
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,261	–	1,261
d. DTAs admitted as a result of SSAP No. 101	$3,153	$92	$3,245

32

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$1,015	$214	$1,229
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	–	–	–
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	–	–	–
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,268
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	138	–	138
d. DTAs admitted as a result of SSAP No. 101	$1,153	$214	$1,367

	Change Between December 31, 2016 and 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$425	$(122)	$303
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	452	–	452
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	452	–	452
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	443
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,123	–	1,123
d. DTAs admitted as a result of SSAP No. 101	$2,000	$(122)	$1,878

33

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)

	December
	2016	2015
	(In Thousands)

Ratio percentage used to determine recovery period and	912%	689%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$31,409	$28,452

The Company has no DTLs that have not been recognized.
The Company’s tax planning strategies include the use of reinsurance.
The impact of tax planning strategies is as follows:
		December 31, 2016
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	0.00%	0.00%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	2.43%	100%	6.96%

		December 31, 2015
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100%	17.39%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	17.39%

34

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	Change Between December 31, 2016 and 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100.00%	17.39%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	-2.43%	0.00%	10.43%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:

	2016	2015	Change
		(In Thousands)
1. Current income tax:
a. Federal	$(339)	$734	$(1,073)
b. Federal income tax on capital gains	30	212	(182)
c. Other	96	(73)	169
d. Federal income taxes incurred	$(213)	$873	$(1,086)

	2015	2014	Change
		(In Thousands)
1. Current income tax:
a. Federal	$734	$836	$(102)
b. Federal income tax on capital gains	212	126	86
c. Other	(73)	61	(134)
d. Federal income taxes incurred	$873	$1,023	$(150)

35

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2016	2015	Change
		(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Deferred policy acquisition costs	$1,773	$2,038	$(265)
2. Net operating loss	–	–	–
3. Policy reserves	4,011	3,034	977
4. Compensation and benefits accrual	10	–	10
5. Other (includes items less than 5% of
ordinary tax assets)	2	2	–
Subtotal	5,796	5,074	722

b. Statutory valuation allowance
adjustment	–	–	–
c. Nonadmitted	2,643	3,921	(1,278)
d. Admitted ordinary deferred tax asset	3,153	1,153	2,000

e. Capital:
1. Investments	523	531	(8)
2. Net capital loss carryforward	–	–	–
3. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	523	531	(8)

f. Statutory valuation allowance
adjustment	–	–	–
g. Nonadmitted	431	317	114
h. Admitted capital deferred tax asset	92	214	(122)

i. Admitted deferred tax assets	3,245	1,367	1,878

36

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2016	2015	Change
		(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$150	$117	$33
2. Policyholder reserves	1,111	21	1,090
3. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	1,261	138	1,123

b. Capital:
1. Investments	–	–	–
2. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	–	–	–

c. Deferred tax liabilities	1,261	138	1,123

4. Net deferred tax assets/liabilities	$1,984	$1,229	$755

37

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The most significant book to tax adjustments for the years ended December 31, 2016, 2015 and 2014, were as follows:
	2016		2015		2014
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
			(In Thousands)

Provision computed at statutory rate	$293	35.0%	$1,267	35.0%	$(938)	35.0%
Nondeductible expenses	4	0.5	14	0.4	2	(0.1)
Dividend received deduction	(99)	(11.8)	(160)	(4.4)	(174)	6.5
Tax exempt interest	(50)	(6.0)	(64)	(1.8)	–	–
Interest maintenance reserves	(23)	(2.7)	7	0.2	7	(0.3)
Unrealized gain/loss	64	7.6	(94)	(2.6)	–	–
Other adjustments	7	0.9	(54)	(1.5)	10	(0.4)
Total statutory income taxes	$196	23.5	$916	25.3	$(1,093)	40.7%

Federal income taxes incurred	$(213)	(25.4)	$873	24.1	$1,023	(38.2)
Change in net deferred income taxes	346	41.3	137	3.8	(2,116)	78.9
Deferred taxes on unrealized losses	63	7.6	(94)	(2.6)	–	–
Total statutory income taxes	$196	23.5%	$916	25.3%	$(1,093)	40.7%

The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2016, 2015 and 2014.
The Company did not record any tax contingencies as of December 31, 2016 and 2015.
38

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information
In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include short-term investments, common stock and separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include corporate bonds and collateralized debt obligations that are model-priced by venders using inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.
39

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Assets and Liabilities Measured and Reported at Fair Value
Bonds
For bonds not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Bonds with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Short-Term Investments
Short-term investments include exempt money market accounts. Assets based on quoted market prices are included in Level 1.
Common stocks
Common stocks are valued using quoted prices in active markets for identical assets when available, which are included in Level 1.
Separate Account Assets
Fair value of equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
40

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The following tables present assets measured and reported at fair value for the year ended December 31, 2016 and 2015 as follows:

		December 31, 2016
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)

Bonds - Corporate	$94	$–	$94	$–
Bonds - Asset-Backed	2,324	–	2,324	–
Common stock	7	7	–	–
Short-term investments	44,233	44,233	–	–
Separate account assets	128,376	128,376	–	–
Total assets	$175,034	$172,616	$2,418	$–

		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Bonds - Asset-Backed	$1,887	$–	$148	$1,739
Short-term investments	18,566	18,566	–	–
Separate account assets	129,802	129,802	–	–
Total assets	$150,255	$148,368	$148	$1,739

41

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The changes for all Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2016, is as follows:
Change in
Unrealized
		Total					Gains
		Realized/Unrealized		Purchases,			(Losses) in
	Balance at	Gains and Losses		Issuances,		Balance at	Net Income
	January 1,	Net	Included in	Sales, and		December	for positions
	2016	Income (1)	Surplus	Settlements	Transfers	31, 2016	Still Held
Assets:
Bonds:
Asset-backed:	$ 1,739	$ (1)	$ (221)	$ (210)	$(1,307)	$ –	$ –
Total assets	$ 1,739	$ (1)	$ (221)	$ (210)	$(1,307)	$ –	$ –

(1) Realized gains (losses) are generally reported in net realized gains (losses) in the statement of operations.
The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2016, is as follows:
	Purchases	Issuances	Sales	Settlements	Total
Assets:
Bonds:
Asset-backed:	$–	$–	$–	$(210)	$(210)
Total assets	$–	$–	$–	$(210)	$(210)

42

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Transfers into and out of the various levels for the year ended December 31, 2016, are as follows:
	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
			(In Thousands)
Assets:
Bonds:
Asset-backed	$–	$–	$–	$–	$–	$1,307
Total bonds	–	–	–	–	–	1,307

Total assets	$–	$–	$–	$–	$–	$1,307

The Company did not have any transfers into or out of Levels 1, 2, and 3 for the year ended December 31, 2015. The transfers between levels are determined as of the end of the year for which the transfer was completed.
During the year ended December 31, 2016, the Company did not have any transfers into or out of Levels 1 and 2. No securities were transferred into Level 3. $1.3 million was included in transfers out of Level 3 resulting from the fair value being obtained from an observable vender price rather than a non-observable broker quote.
SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or
43

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets would be included in Level 3.
44

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Common stocks – Common stocks are valued using quoted prices in active markets for identical assets when available, which are included in Level 1.
Short-term investments –Short-term investments include short-term notes receivable. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
45

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.
The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:

		December 31, 2016
			Fair Value Hierarchy Level
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$497,435	$500,631	$–	$480,881	$19,750
Preferred Stocks	722	753	–	753	–
Common Stocks	7	7	7	–	–
Short term investments	47,234	47,234	44,233	3,001	–
Policy Loans	389	392	–	–	392
Other invested assets	4,376	4,858	–	4,322	536
Investment income due and
accrued	3,187	3,187	–	3,187	–
Investment type insurance
contracts	(326,085)	(317,627)	–	–	(317,627)
Separate account liabilities	(128,376)	(128,376)	(128,376)	–	–

46

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

		December 31, 2015
			Fair Value Hierarchy Level
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$516,321	$510,380	$–	$483,208	$27,172
Policy loans	273	274	–	–	274
Cash and cash equivalents	8,332	8,332	8,332	–	–
Other invested assets	5,293	5,793	–	5,266	527
Investment income due and
accrued	3,431	3,431	–	3,431	–
Investment type insurance
contracts	(331,151)	(317,662)	–	–	(317,662)
Separate account liabilities	(129,802)	(129,802)	(129,802)	–	–

47

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities
The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:

		December 31, 2016
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$324,421	$–	$324,421	50%
At fair value	–	127,078	127,078	19
Total with adjustment	324,421	127,078	451,499	69

At fair value with minimum or no
charge or adjustment	178,279	–	178,279	27
Additional actuarial reserve for
Asset/liability analysis	10,456	–	10,456	2
Not subject to discretionary
withdrawal	9,698	511	10,209	2
Subtotal	522,854	127,589	650,443	100%
Less reinsurance ceded	183,237	–	183,237
Totals (net of reinsurance)	$339,617	$127,589	$467,206

48

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

		December 31, 2015
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$218,044	$–	$218,044	34%
At fair value	–	128,512	128,512	20
Total with adjustment	218,044	128,512	346,556	54

At fair value with minimum or no
charge or adjustment	284,479	–	284,479	44
Additional actuarial reserve for
Asset/liability analysis	7,500	–	7,500	1
Not subject to discretionary
withdrawal	7,360	511	7,871	1
Subtotal	517,383	129,023	646,406	100%
Less reinsurance ceded	169,872	–	169,872
Totals (net of reinsurance)	$347,511	$129,023	$476,534

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:

	2016	2015
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$339,617	$347,511

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	127,589	129,023
Total annuity actuarial reserves and deposit fund liabilities	$467,206	$476,534

49

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities (continued)
The Company completed an asset adequacy analysis of the statutory reserves for fixed and variable deferred annuities. This analysis was accomplished by running the standard seven deterministic scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department’s Special Considerations Letter, an additional Cash Flow Testing reserve was established as of December 31, 2014. This additional reserve totaled $7.5 million above the formulaic reserves. There were no changes to this reserve in 2015. In 2016, the reserve was lowered to $5 million.
10. Commitments and Contingencies
The payment of ordinary dividends by the Company to its shareholders are allowed where the aggregate amount in any calendar year does not exceed the greater of 10% of its surplus to policyholders or its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). Ordinary dividends can only be paid out of earned surplus. Insurers are required to provide the Department with 10-days’ prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his discretion, limit or disallow any ordinary dividends if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that
50

First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)
(Statutory Basis)
10. Commitments and Contingencies (continued)
any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.
11. Lease Commitments
The Company has no aggregate future lease commitments at December 31, 2016 or the years thereafter. During the years ended December 31, 2016, 2015 and 2014 the Company paid $0, $0.02 million and $0.03 million, respectively, for office rent expense. This expense is included in other insurance operating expenses in the statements of operations.
12. Subsequent Events
Subsequent events have been evaluated through April 28, 2017, which is the date the financial statements were issued.
Effective January 31, 2017, SBC contributed to SBL Holdings, LLC, a Kansas limited liability company, all of the outstanding common stock of the Company. In addition, the Company experienced a change of control in its ultimate parent. These transactions were approved by the Department.
51

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York
Exhibits and Financial Statement Schedules
Years Ended December 31, 2016, 2015 and 2014

Contents
Report of Independent Auditors on Schedules	52
Exhibits and Financial Statement Schedules
Schedule I – Summary of Investments Other Than Investments in Related Parties as
of December 31, 2016 and 2015	53
Schedule III – Supplementary Insurance Information as of December 31, 2016, 2015
and 2014 and for Each of the Years Then Ended	55
Schedule IV – Reinsurance as of December 31, 2016, 2015 and 2014 and for Each of
the Years Then Ended	56

Report of Independent Auditors on Schedules
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York
We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 2016 and 2015, for each of the three years in the period ended December 31, 2016, and have issued our report thereon dated April 28, 2017 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ Ernst & Young LLP
April 28, 2017
52

First Security Benefit Life Insurance and Annuity Company of New York
     Schedule I – Summary of Investments Other Than Investments in Related Parties
As of December 31, 2016 and 2015

		2016
			Amount at which
			shown in the
	Cost	Value	balance sheet
		(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$8,185	$8,223	$8,185
Obligations of government-sponsored
enterprises	22,257	21,968	22,257
Corporate	192,880	195,300	192,880
Municipal governments	17,413	18,227	17,413
Commercial mortgage-backed	67,547	67,451	67,547
Residential mortgage-backed	13,229	13,126	13,229
Other debt obligations	174,226	174,640	174,226
Total fixed maturities	495,737	498,935	495,737
Equity securities:
Preferred stock:
Financial	722	753	722
Common stock:
Industrial	1	7	7
Total equity securities	723	760	729
Policy loans	389		389
Short-term investments	47,234		47,234
Cash and cash equivalents	2,991		2,991
Other invested assets	4,376		4,376
	$551,450		$551,456

53

First Security Benefit Life Insurance and Annuity Company of New York
     Schedule I – Summary of Investments Other Than Investments in Related Parties (continued)

		2015
			Amount at which
			shown in the
	Cost	Value	balance sheet
		(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$11,291	$11,124	$11,291
Obligations of government-sponsored
enterprises	37,368	37,270	37,368
Corporate	216,487	212,155	216,487
Foreign governments	1,419	1,420	1,419
Municipal governments	35,157	36,682	35,157
Commercial mortgage-backed	44,873	45,134	44,873
Residential mortgage-backed	19,709	19,157	19,709
Collateralized debt obligations	10,426	10,365	10,426
Other debt obligations	139,591	137,073	139,591
Total fixed maturities	516,321	510,380	516,321
Policy loans	273		273
Short-term investments	18,566		18,566
Cash and cash equivalents	8,332		8,332
Other invested assets	5,293		5,293
	$548,785		$548,785

54

First Security Benefit Life Insurance and Annuity Company of New York
Supplemental Schedule of Selected
Statutory-Basis Financial Data
December 31, 2016

	Future Policy	Premiums and		Benefit claims
	Benefits and	other	Net Investment	and settlement	Other operating
	Claims	considerations	Income(1)	expenses	expenses
			(In Thousands)

2016
Life, health and annuity	$339,617	$13,069	$11,473	$8,939	$2,841

2015
Life, health and annuity	$347,511	$23,547	$11,362	$7,363	$2,551

2014
Life, health and annuity	$351,306	$97,280	$8,507	$5,160	$1,898

(1) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.
See accompanying Report of Independent Auditors
55

First Security Benefit Life Insurance and Annuity Company of New York
     Schedule I – Summary of Investments Other Than Investments in Related Parties (continued)
			2016
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
			(Dollars In Thousands)

Life insurance in force	$ 136	$ 136	$ –	$ –	0%
Premiums:
Life insurance	1	1	–	–	0
Annuity	29,992	17,029	106	13,069	1
Accident and health insurance	–	–	–	–	0
Total premiums	$ 29,993	$ 17,030	$ 106	$ 13,069	1%

			2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
			(Dollars In Thousands)

Life insurance in force	$ 143	$ 143	$ –	$ –	0%
Premiums:
Life insurance	1	1	–	–	0
Annuity	43,344	20,007	210	23,547	1
Accident and health insurance	–	–	–	–	0
Total premiums	$ 43,345	$ 20,008	$ 210	$ 23,547	1%

			2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
			(Dollars In Thousands)

Life insurance in force	$ 155	$ 155	$ –	$ –	0%
Premiums:
Life insurance	1	1	–	–	0
Annuity	116,968	20,235	547	97,280	1
Accident and health insurance	–	–	–	–	0
Total premiums	$ 116,969	$ 20,236	$ 547	$ 97,280	1%

See accompanying Report of Independent Auditors

56

Financial Statements

Variable Annuity Account A -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2016
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2016

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations	47
Statements of Changes in Net Assets	98
Notes to Financial Statements	182
1. Organization and Significant Accounting Policies	182
2. Variable Annuity Contract Charges	206
3. Summary of Unit Transactions	208
4. Financial Highlights	218
5. Subsequent Events	271

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2016, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, the results of its operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 28, 2017

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities

December 31, 2016

	7Twelve Balanced Portfolio	AB VPS Small/Mid Cap Value	Alger Capital Appreciation	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth
Assets:
Mutual funds, at market value	$36,633	$39,180	$340,512	$291,626	$137,162
Investment income receivable	-	-	-	-	-
Total assets	36,633	39,180	340,512	291,626	137,162

Liabilities:
Uncollected actuarial risk fee payable	1	2	7	8	2
Net assets	$36,632	$39,178	$340,505	$291,618	$137,160

Units outstanding:
EliteDesigns 0 Year	-	-	17,519	14,891	9,331
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,085	3,213	7,222	16,867	-
Total units	4,085	3,213	24,741	31,758	9,331

Unit value:
EliteDesigns 0 Year	$9.27	$14.20	$14.51	$9.38	$14.70
EliteDesigns 5 Year	$9.33	$14.31	$14.68	$9.45	$14.87
EliteDesigns II	$8.97	$12.20	$11.97	$9.01	$11.36

Mutual funds, at cost	$35,904	$42,056	$370,635	$297,585	$117,729
Mutual fund shares	3,230	1,947	5,279	29,758	14,717

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	American Century VP Inflation Protection	American Century VP Mid Cap Value_(d)	American Century VP Value	American Funds IS Blue Chip Income and Growth	American Funds IS Global Bond
Assets:
Mutual funds, at market value	$8,595	$53,253	$16,829	$458,036	$99,070
Investment income receivable	-	-	-	-	-
Total assets	8,595	53,253	16,829	458,036	99,070

Liabilities:
Uncollected actuarial risk fee payable	-	1	-	17	2
Net assets	$8,595	$53,252	$16,829	$458,019	$99,068

Units outstanding:
EliteDesigns 0 Year	1,011	1,988	936	4,183	10,008
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,608	202	36,256	1,435
Total units	1,011	3,596	1,138	40,439	11,443

Unit value:
EliteDesigns 0 Year	$8.50	$16.36	$15.39	$11.60	$8.69
EliteDesigns 5 Year	$8.57	$16.55	$15.57	$11.66	$8.73
EliteDesigns II	$8.83	$12.94	$12.04	$11.29	$8.46

Mutual funds, at cost	$8,620	$44,360	$14,932	$434,123	$103,659
Mutual fund shares	850	2,520	1,604	34,207	8,941

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	American Funds IS Global Growth	American Funds IS Global Small Capitalization	American Funds IS Growth	American Funds IS Growth-Income	American Funds IS International
Assets:
Mutual funds, at market value	$12,166	$1,683	$37,092	$35,322	$16,300
Investment income receivable	-	-	-	-	-
Total assets	12,166	1,683	37,092	35,322	16,300

Liabilities:
Uncollected actuarial risk fee payable	-	-	-	1	1
Net assets	$12,166	$1,683	$37,092	$35,321	$16,299

Units outstanding:
EliteDesigns 0 Year	1,199	-	3,216	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	183	-	3,254	1,937
Total units	1,199	183	3,216	3,254	1,937

Unit value:
EliteDesigns 0 Year	$10.15	$9.42	$11.53	$11.15	$8.65
EliteDesigns 5 Year	$10.20	$9.47	$11.60	$11.21	$8.69
EliteDesigns II	$9.88	$9.17	$11.23	$10.86	$8.42

Mutual funds, at cost	$13,603	$1,672	$43,126	$33,542	$16,292
Mutual fund shares	511	85	559	808	980

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.
Assets:
Mutual funds, at market value	$74,300	$99,045	$52,817	$233,837	$11,419
Investment income receivable	-	-	-	-	-
Total assets	74,300	99,045	52,817	233,837	11,419

Liabilities:
Uncollected actuarial risk fee payable	1	2	1	7	-
Net assets	$74,299	$99,043	$52,816	$233,830	$11,419

Units outstanding:
EliteDesigns 0 Year	7,793	6,918	2,644	8,460	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,373	3,435	3,618	16,570	998
Total units	9,166	10,353	6,262	25,030	998

Unit value:
EliteDesigns 0 Year	$8.14	$9.65	$8.57	$9.51	$14.11
EliteDesigns 5 Year	$8.18	$9.70	$8.61	$9.56	$14.27
EliteDesigns II	$7.92	$9.40	$8.34	$9.26	$11.45

Mutual funds, at cost	$87,067	$101,191	$52,801	$242,115	$11,436
Mutual fund shares	5,167	9,451	2,707	19,552	757

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Growth V.I.	Deutsche Core Equity VIP
Assets:
Mutual funds, at market value	$179,719	$297,195	$390,460	$3,040	$172,062
Investment income receivable	-	-	1,742	-	-
Total assets	179,719	297,195	392,202	3,040	172,062

Liabilities:
Uncollected actuarial risk fee payable	7	10	5	-	6
Net assets	$179,712	$297,185	$392,197	$3,040	$172,056

Units outstanding:
EliteDesigns 0 Year	-	8,318	35,969	-	967
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	15,389	22,438	1,647	243	12,500
Total units	15,389	30,756	37,616	243	13,467

Unit value:
EliteDesigns 0 Year	$14.01	$10.02	$10.44	$14.65	$15.33
EliteDesigns 5 Year	$14.17	$10.14	$10.52	$14.82	$15.51
EliteDesigns II	$11.67	$9.53	$10.05	$12.50	$12.58

Mutual funds, at cost	$168,939	$312,096	$400,213	$3,357	$171,854
Mutual fund shares	16,147	22,228	53,931	230	13,095

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Deutsche Global Small Cap VIP	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Assets:
Mutual funds, at market value	$72,338	$2,331	$84,080	$121,535	$34,074
Investment income receivable	-	-	-	-	-
Total assets	72,338	2,331	84,080	121,535	34,074

Liabilities:
Uncollected actuarial risk fee payable	3	-	2	3	1
Net assets	$72,335	$2,331	$84,078	$121,532	$34,073

Units outstanding:
EliteDesigns 0 Year	-	255	6,150	12,998	3,907
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,528	-	1,571	-	-
Total units	7,528	255	7,721	12,998	3,907

Unit value:
EliteDesigns 0 Year	$10.86	$9.15	$11.01	$9.35	$8.72
EliteDesigns 5 Year	$10.98	$9.22	$11.10	$9.43	$8.79
EliteDesigns II	$9.61	$9.00	$10.41	$9.08	$8.56

Mutual funds, at cost	$81,776	$2,390	$85,778	$130,338	$34,196
Mutual fund shares	6,318	220	7,382	10,890	3,347

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Eaton Vance VT Floating-Rate Income
Assets:
Mutual funds, at market value	$871,019	$14,472	$110,496	$17,505	$42,608
Investment income receivable	-	-	-	-	-
Total assets	871,019	14,472	110,496	17,505	42,608

Liabilities:
Uncollected actuarial risk fee payable	22	-	2	1	1
Net assets	$870,997	$14,472	$110,494	$17,504	$42,607

Units outstanding:
EliteDesigns 0 Year	58,891	1,005	5,104	-	4,332
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,090	-	2,763	1,457	-
Total units	62,981	1,005	7,867	1,457	4,332

Unit value:
EliteDesigns 0 Year	$13.97	$14.45	$14.84	$12.89	$9.84
EliteDesigns 5 Year	$14.08	$14.56	$14.96	$12.99	$9.89
EliteDesigns II	$12.00	$12.13	$12.59	$12.02	$9.57

Mutual funds, at cost	$818,416	$13,385	$97,068	$17,322	$42,048
Mutual fund shares	36,368	749	5,853	1,037	4,601

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Federated Fund for U.S. Government Securities II	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets
Assets:
Mutual funds, at market value	$28,227	$293,643	$442,583	$19,113	$45,298
Investment income receivable	-	-	-	-	-
Total assets	28,227	293,643	442,583	19,113	45,298

Liabilities:
Uncollected actuarial risk fee payable	-	12	12	-	1
Net assets	$28,227	$293,631	$442,571	$19,113	$45,297

Units outstanding:
EliteDesigns 0 Year	2,856	372	14,792	1,252	1,529
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	26,395	21,308	-	3,822
Total units	2,856	26,767	36,100	1,252	5,351

Unit value:
EliteDesigns 0 Year	$9.89	$12.12	$13.26	$15.27	$8.33
EliteDesigns 5 Year	$10.09	$12.26	$13.53	$15.45	$8.39
EliteDesigns II	$9.20	$10.95	$11.57	$12.17	$8.51

Mutual funds, at cost	$28,783	$285,250	$447,600	$16,973	$46,318
Mutual fund shares	2,618	17,894	13,639	1,173	5,405

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond
Assets:
Mutual funds, at market value	$112,051	$332,432	$53,688	$475,645	$251,421
Investment income receivable	-	-	-	-	-
Total assets	112,051	332,432	53,688	475,645	251,421

Liabilities:
Uncollected actuarial risk fee payable	2	4	2	6	6
Net assets	$112,049	$332,428	$53,686	$475,639	$251,415

Units outstanding:
EliteDesigns 0 Year	4,103	24,765	555	35,466	15,333
EliteDesigns 5 Year	1,778	-	-	-	-
EliteDesigns II	1,772	-	4,878	240	9,275
Total units	7,653	24,765	5,433	35,706	24,608

Unit value:
EliteDesigns 0 Year	$15.47	$13.42	$10.14	$13.33	$10.70
EliteDesigns 5 Year	$15.65	$13.69	$10.22	$13.60	$10.92
EliteDesigns II	$11.71	$11.35	$9.85	$12.11	$9.41

Mutual funds, at cost	$100,244	$336,331	$57,232	$412,480	$256,959
Mutual fund shares	5,676	10,828	10,325	2,117	20,374

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Growth and Income VIP Fund
Assets:
Mutual funds, at market value	$168,513	$35,910	$146,019	$87,609	$160,693
Investment income receivable	-	-	-	-	-
Total assets	168,513	35,910	146,019	87,609	160,693

Liabilities:
Uncollected actuarial risk fee payable	3	1	3	3	4
Net assets	$168,510	$35,909	$146,016	$87,606	$160,689

Units outstanding:
EliteDesigns 0 Year	11,139	87	7,611	2,773	5,661
EliteDesigns 5 Year	-	-	15	-	-
EliteDesigns II	2,410	3,904	3,547	6,244	7,091
Total units	13,549	3,991	11,173	9,017	12,752

Unit value:
EliteDesigns 0 Year	$12.65	$9.17	$13.93	$10.08	$14.08
EliteDesigns 5 Year	$12.80	$9.28	$14.09	$10.20	$14.24
EliteDesigns II	$11.47	$8.99	$11.23	$9.55	$11.42

Mutual funds, at cost	$167,866	$38,710	$145,148	$91,208	$163,447
Mutual fund shares	5,102	2,035	7,330	7,979	10,242

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Franklin High Income VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Assets:
Mutual funds, at market value	$172,913	$128,038	$272,681	$80,874	$192,102
Investment income receivable	-	-	-	-	-
Total assets	172,913	128,038	272,681	80,874	192,102

Liabilities:
Uncollected actuarial risk fee payable	4	5	4	3	5
Net assets	$172,909	$128,033	$272,677	$80,871	$192,097

Units outstanding:
EliteDesigns 0 Year	9,005	850	20,814	1,742	7,065
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,859	11,748	969	5,230	7,741
Total units	16,864	12,598	21,783	6,972	14,806

Unit value:
EliteDesigns 0 Year	$10.90	$11.31	$12.61	$13.29	$14.66
EliteDesigns 5 Year	$11.02	$11.45	$12.75	$13.44	$14.83
EliteDesigns II	$9.51	$10.08	$10.69	$11.04	$11.44

Mutual funds, at cost	$173,489	$132,545	$292,843	$81,522	$195,905
Mutual fund shares	29,208	8,325	13,835	4,028	7,718

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities
Assets:
Mutual funds, at market value	$253,908	$2,841	$4,169	$108,152	$61,560
Investment income receivable	-	-	-	-	-
Total assets	253,908	2,841	4,169	108,152	61,560

Liabilities:
Uncollected actuarial risk fee payable	5	-	-	3	1
Net assets	$253,903	$2,841	$4,169	$108,149	$61,559

Units outstanding:
EliteDesigns 0 Year	14,252	-	413	5,891	3,339
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,139	266	-	6,127	1,948
Total units	18,391	266	413	12,018	5,287

Unit value:
EliteDesigns 0 Year	$14.38	$22.93	$10.08	$9.00	$12.45
EliteDesigns 5 Year	$14.55	$23.30	$10.19	$9.10	$12.59
EliteDesigns II	$11.89	$10.67	$9.29	$9.00	$10.26

Mutual funds, at cost	$244,880	$2,785	$4,546	$110,807	$57,401
Mutual fund shares	13,115	175	392	8,836	9,147

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Guggenheim VIF CLS AdvisorOne Global Growth	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF Floating Rate Strategies
Assets:
Mutual funds, at market value	$279,418	$83,225	$7,768	$10,414	$204,275
Investment income receivable	-	-	-	-	-
Total assets	279,418	83,225	7,768	10,414	204,275

Liabilities:
Uncollected actuarial risk fee payable	4	3	-	-	6
Net assets	$279,414	$83,222	$7,768	$10,414	$204,269

Units outstanding:
EliteDesigns 0 Year	29,009	-	-	-	9,425
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,966	7,650	804	1,121	11,067
Total units	30,975	7,650	804	1,121	20,492

Unit value:
EliteDesigns 0 Year	$9.05	$13.10	$9.79	$9.05	$10.11
EliteDesigns 5 Year	$9.15	$13.25	$9.99	$9.24	$10.19
EliteDesigns II	$8.63	$10.89	$9.67	$9.29	$9.85

Mutual funds, at cost	$283,099	$84,632	$7,641	$10,318	$200,009
Mutual fund shares	26,919	5,122	288	416	7,791

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies
Assets:
Mutual funds, at market value	$128,173	$39,722	$66,845	$156,659	$408,415
Investment income receivable	-	-	-	-	-
Total assets	128,173	39,722	66,845	156,659	408,415

Liabilities:
Uncollected actuarial risk fee payable	2	-	1	6	9
Net assets	$128,171	$39,722	$66,844	$156,653	$408,406

Units outstanding:
EliteDesigns 0 Year	11,370	98	6,471	189	36,080
EliteDesigns 5 Year	-	1,747	-	591	-
EliteDesigns II	-	-	1,116	12,281	17,158
Total units	11,370	1,845	7,587	13,061	53,238

Unit value:
EliteDesigns 0 Year	$11.27	$21.20	$8.69	$24.58	$7.00
EliteDesigns 5 Year	$11.40	$21.55	$8.86	$24.98	$7.14
EliteDesigns II	$10.29	$11.82	$9.57	$11.17	$9.09

Mutual funds, at cost	$127,026	$32,280	$63,475	$155,557	$404,650
Mutual fund shares	4,157	1,017	4,349	2,107	17,053

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF Total Return Bond
Assets:
Mutual funds, at market value	$13,247	$13,357	$5,558	$17,855	$370,992
Investment income receivable	-	-	-	-	-
Total assets	13,247	13,357	5,558	17,855	370,992

Liabilities:
Uncollected actuarial risk fee payable	-	-	-	-	8
Net assets	$13,247	$13,357	$5,558	$17,855	$370,984

Units outstanding:
EliteDesigns 0 Year	265	949	-	707	22,751
EliteDesigns 5 Year	515	-	-	-	-
EliteDesigns II	-	-	432	-	13,186
Total units	780	949	432	707	35,937

Unit value:
EliteDesigns 0 Year	$16.76	$14.07	$13.75	$25.25	$10.36
EliteDesigns 5 Year	$17.10	$14.19	$13.91	$25.67	$10.45
EliteDesigns II	$11.13	$12.67	$12.87	$11.87	$10.25

Mutual funds, at cost	$11,970	$12,651	$5,611	$17,386	$364,409
Mutual fund shares	288	350	353	369	23,115

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care
Assets:
Mutual funds, at market value	$26,725	$26,704	$18,724	$14,108	$50,082
Investment income receivable	-	-	-	-	-
Total assets	26,725	26,704	18,724	14,108	50,082

Liabilities:
Uncollected actuarial risk fee payable	1	-	-	1	2
Net assets	$26,724	$26,704	$18,724	$14,107	$50,080

Units outstanding:
EliteDesigns 0 Year	-	2,340	1,289	-	87
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,478	335	-	1,270	4,682
Total units	2,478	2,675	1,289	1,270	4,769

Unit value:
EliteDesigns 0 Year	$13.59	$10.01	$14.55	$13.15	$14.30
EliteDesigns 5 Year	$13.75	$10.07	$14.72	$13.30	$14.46
EliteDesigns II	$10.79	$9.75	$11.28	$11.10	$10.44

Mutual funds, at cost	$29,258	$25,766	$17,322	$14,540	$61,165
Mutual fund shares	1,581	2,380	1,006	798	2,171

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity
Assets:
Mutual funds, at market value	$27,174	$7,580	$3,159	$58,864	$18,864
Investment income receivable	-	-	-	-	-
Total assets	27,174	7,580	3,159	58,864	18,864

Liabilities:
Uncollected actuarial risk fee payable	-	-	-	1	-
Net assets	$27,174	$7,580	$3,159	$58,863	$18,864

Units outstanding:
EliteDesigns 0 Year	2,438	117	291	4,957	1,560
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	727	-	1,476	-
Total units	2,438	844	291	6,433	1,560

Unit value:
EliteDesigns 0 Year	$11.15	$9.19	$10.84	$9.08	$12.09
EliteDesigns 5 Year	$11.28	$9.30	$10.97	$9.26	$12.34
EliteDesigns II	$9.54	$8.96	$9.72	$9.34	$10.53

Mutual funds, at cost	$26,771	$7,960	$3,106	$59,018	$20,227
Mutual fund shares	1,732	669	589	1,815	1,496

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Dividend Opportunities
Assets:
Mutual funds, at market value	$48,590	$30,287	$29,286	$46,980	$7,793
Investment income receivable	-	-	-	-	-
Total assets	48,590	30,287	29,286	46,980	7,793

Liabilities:
Uncollected actuarial risk fee payable	1	-	-	2	-
Net assets	$48,589	$30,287	$29,286	$46,978	$7,793

Units outstanding:
EliteDesigns 0 Year	3,545	2,489	3,205	846	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	3,583	710
Total units	3,545	2,489	3,205	4,429	710

Unit value:
EliteDesigns 0 Year	$13.70	$12.17	$9.14	$12.09	$12.28
EliteDesigns 5 Year	$13.81	$12.31	$9.24	$12.23	$12.42
EliteDesigns II	$11.99	$10.37	$8.36	$10.26	$10.97

Mutual funds, at cost	$48,266	$34,621	$39,115	$55,273	$7,641
Mutual fund shares	2,911	1,723	3,641	6,286	1,001

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP Energy	Ivy Funds VIP Global Growth	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth	Ivy Funds VIP High Income
Assets:
Mutual funds, at market value	$33,253	$21,523	$6,931	$4,607	$56,099
Investment income receivable	-	-	-	-	-
Total assets	33,253	21,523	6,931	4,607	56,099

Liabilities:
Uncollected actuarial risk fee payable	1	-	-	-	1
Net assets	$33,252	$21,523	$6,931	$4,607	$56,098

Units outstanding:
EliteDesigns 0 Year	-	2,070	-	311	4,681
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,788	-	1,005	-	-
Total units	3,788	2,070	1,005	311	4,681

Unit value:
EliteDesigns 0 Year	$7.98	$10.39	$7.08	$14.76	$11.98
EliteDesigns 5 Year	$8.08	$10.51	$7.12	$14.93	$12.12
EliteDesigns II	$8.78	$9.78	$6.89	$12.29	$9.96

Mutual funds, at cost	$32,710	$23,529	$6,201	$4,935	$59,794
Mutual fund shares	4,910	2,643	1,539	447	15,549

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology
Assets:
Mutual funds, at market value	$51,952	$182,584	$48,532	$2,909	$46,845
Investment income receivable	-	-	-	-	-
Total assets	51,952	182,584	48,532	2,909	46,845

Liabilities:
Uncollected actuarial risk fee payable	1	2	1	-	1
Net assets	$51,951	$182,582	$48,531	$2,909	$46,844

Units outstanding:
EliteDesigns 0 Year	5,350	20,223	4,084	-	871
EliteDesigns 5 Year	-	-	-	-	669
EliteDesigns II	-	-	-	256	2,349
Total units	5,350	20,223	4,084	256	3,889

Unit value:
EliteDesigns 0 Year	$9.71	$9.02	$11.88	$13.74	$14.11
EliteDesigns 5 Year	$9.82	$9.13	$12.02	$13.90	$14.27
EliteDesigns II	$9.97	$8.94	$10.32	$11.37	$10.65

Mutual funds, at cost	$57,018	$183,079	$48,654	$2,785	$50,858
Mutual fund shares	3,395	37,342	5,142	346	2,097

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	Janus Aspen Overseas
Assets:
Mutual funds, at market value	$28,948	$93,106	$120,369	$5,736	$8,832
Investment income receivable	-	-	-	-	-
Total assets	28,948	93,106	120,369	5,736	8,832

Liabilities:
Uncollected actuarial risk fee payable	1	3	3	-	-
Net assets	$28,947	$93,103	$120,366	$5,736	$8,832

Units outstanding:
EliteDesigns 0 Year	-	1,488	3,742	419	467
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,713	5,936	5,115	-	882
Total units	2,713	7,424	8,857	419	1,349

Unit value:
EliteDesigns 0 Year	$10.69	$13.91	$15.19	$13.66	$5.35
EliteDesigns 5 Year	$10.81	$14.07	$15.37	$13.82	$5.41
EliteDesigns II	$10.67	$12.19	$12.42	$11.44	$7.19

Mutual funds, at cost	$33,581	$86,386	$118,493	$6,747	$12,677
Mutual fund shares	2,988	5,076	2,141	203	370

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC
Assets:
Mutual funds, at market value	$108,194	$257,784	$111,827	$342,138	$2,627
Investment income receivable	-	-	-	-	-
Total assets	108,194	257,784	111,827	342,138	2,627

Liabilities:
Uncollected actuarial risk fee payable	3	4	2	8	-
Net assets	$108,191	$257,780	$111,825	$342,130	$2,627

Units outstanding:
EliteDesigns 0 Year	5,142	16,847	6,709	19,253	188
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,563	2,097	1,368	11,655	-
Total units	11,705	18,944	8,077	30,908	188

Unit value:
EliteDesigns 0 Year	$9.27	$13.84	$14.22	$11.55	$13.98
EliteDesigns 5 Year	$9.34	$13.95	$14.33	$11.68	$14.15
EliteDesigns II	$9.22	$11.75	$12.00	$10.29	$11.77

Mutual funds, at cost	$110,020	$290,977	$102,574	$347,347	$2,743
Mutual fund shares	10,083	13,426	5,015	28,655	182

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation
Assets:
Mutual funds, at market value	$16,754	$37,314	$209,985	$33,340	$32,005
Investment income receivable	-	-	-	-	-
Total assets	16,754	37,314	209,985	33,340	32,005

Liabilities:
Uncollected actuarial risk fee payable	-	2	3	-	1
Net assets	$16,754	$37,312	$209,982	$33,340	$32,004

Units outstanding:
EliteDesigns 0 Year	1,428	-	20,499	4,647	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	3,215	-	-	3,429
Total units	1,428	3,215	20,499	4,647	3,429

Unit value:
EliteDesigns 0 Year	$11.73	$13.57	$10.24	$7.17	$9.59
EliteDesigns 5 Year	$11.87	$13.73	$10.36	$7.23	$9.64
EliteDesigns II	$9.30	$11.61	$9.51	$7.86	$9.34

Mutual funds, at cost	$18,146	$34,340	$215,239	$36,412	$34,413
Mutual fund shares	772	1,016	12,781	2,687	2,164

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	MFS VIT II MA Investors Growth Stock	MFS VIT II Research International	MFS VIT International Value	MFS VIT New Discovery	MFS VIT Research
Assets:
Mutual funds, at market value	$12,690	$80,751	$276,060	$80,096	$70,895
Investment income receivable	-	-	-	-	-
Total assets	12,690	80,751	276,060	80,096	70,895

Liabilities:
Uncollected actuarial risk fee payable	-	3	7	2	3
Net assets	$12,690	$80,748	$276,053	$80,094	$70,892

Units outstanding:
EliteDesigns 0 Year	905	-	14,635	3,262	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	9,563	13,476	4,547	6,260
Total units	905	9,563	28,111	7,809	6,260

Unit value:
EliteDesigns 0 Year	$14.02	$8.67	$9.95	$11.10	$14.33
EliteDesigns 5 Year	$14.18	$8.77	$10.00	$11.23	$14.50
EliteDesigns II	$11.23	$8.44	$9.68	$9.64	$11.32

Mutual funds, at cost	$13,911	$94,631	$285,235	$78,085	$76,194
Mutual fund shares	834	6,035	12,418	5,336	2,755

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio_(b)
Assets:
Mutual funds, at market value	$26,356	$58,173	$47,748	$56,210	$15,591
Investment income receivable	-	-	-	-	-
Total assets	26,356	58,173	47,748	56,210	15,591

Liabilities:
Uncollected actuarial risk fee payable	1	1	1	1	1
Net assets	$26,355	$58,172	$47,747	$56,209	$15,590

Units outstanding:
EliteDesigns 0 Year	-	3,977	3,828	7,275	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,466	1,174	1,343	-	1,499
Total units	2,466	5,151	5,171	7,275	1,499

Unit value:
EliteDesigns 0 Year	$12.35	$11.76	$9.09	$7.72	$11.15
EliteDesigns 5 Year	$12.50	$11.90	$9.16	$7.78	$11.24
EliteDesigns II	$10.69	$9.69	$9.66	$8.04	$10.41

Mutual funds, at cost	$26,130	$68,570	$49,536	$60,841	$16,284
Mutual fund shares	1,155	2,206	6,169	4,288	1,349

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Morningstar Balanced ETF Asset Allocation Portfolio_(b)	Morningstar Conservative ETF Asset Allocation Portfolio_(b)	Morningstar Growth ETF Asset Allocation Portfolio_(b)	Morningstar Income and Growth ETF Asset Allocation Portfolio_(b)	Neuberger Berman AMT Guardian
Assets:
Mutual funds, at market value	$1,070,509	$1,203,896	$297,209	$8,931	$23,747
Investment income receivable	-	-	-	-	-
Total assets	1,070,509	1,203,896	297,209	8,931	23,747

Liabilities:
Uncollected actuarial risk fee payable	42	39	12	-	1
Net assets	$1,070,467	$1,203,857	$297,197	$8,931	$23,746

Units outstanding:
EliteDesigns 0 Year	3,026	34,975	-	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	104,086	94,262	29,023	931	2,163
Total units	107,112	129,237	29,023	931	2,163

Unit value:
EliteDesigns 0 Year	$10.51	$9.45	$10.94	$9.94	$12.39
EliteDesigns 5 Year	$10.60	$9.52	$11.03	$10.02	$12.64
EliteDesigns II	$9.99	$9.26	$10.25	$9.59	$10.98

Mutual funds, at cost	$1,117,458	$1,272,587	$299,308	$9,819	$34,594
Mutual fund shares	98,392	112,514	27,292	852	1,620

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset
Assets:
Mutual funds, at market value	$28,575	$113,439	$232,975	$326,134	$85,151
Investment income receivable	-	-	-	-	-
Total assets	28,575	113,439	232,975	326,134	85,151

Liabilities:
Uncollected actuarial risk fee payable	-	4	4	5	3
Net assets	$28,575	$113,435	$232,971	$326,129	$85,148

Units outstanding:
EliteDesigns 0 Year	2,157	1,418	19,445	19,452	2,857
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	388	10,822	3,657	4,125	6,405
Total units	2,545	12,240	23,102	23,577	9,262

Unit value:
EliteDesigns 0 Year	$11.42	$9.61	$10.30	$14.25	$9.55
EliteDesigns 5 Year	$11.55	$9.72	$10.42	$14.53	$9.66
EliteDesigns II	$10.13	$9.22	$8.95	$11.88	$9.03

Mutual funds, at cost	$31,828	$115,626	$263,962	$331,769	$84,016
Mutual fund shares	825	22,375	107,859	13,732	8,414

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield
Assets:
Mutual funds, at market value	$131,402	$179,580	$46,759	$8,353	$5,901
Investment income receivable	-	-	-	-	-
Total assets	131,402	179,580	46,759	8,353	5,901

Liabilities:
Uncollected actuarial risk fee payable	2	3	1	-	-
Net assets	$131,400	$179,577	$46,758	$8,353	$5,901

Units outstanding:
EliteDesigns 0 Year	28,874	14,539	4,115	458	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	808	2,734	1,520	373	585
Total units	29,682	17,273	5,635	831	585

Unit value:
EliteDesigns 0 Year	$4.39	$10.54	$8.27	$11.17	$17.07
EliteDesigns 5 Year	$4.44	$10.66	$8.37	$11.35	$17.35
EliteDesigns II	$5.78	$9.67	$8.36	$8.69	$10.10

Mutual funds, at cost	$176,634	$192,481	$51,170	$9,016	$5,663
Mutual fund shares	16,529	14,275	4,781	724	761

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class_(d)	PIMCO VIT Total Return Advisor Class
Assets:
Mutual funds, at market value	$760,770	$150,133	$269,245	$1,698	$359,255
Investment income receivable	-	-	-	-	-
Total assets	760,770	150,133	269,245	1,698	359,255

Liabilities:
Uncollected actuarial risk fee payable	13	3	4	-	12
Net assets	$760,757	$150,130	$269,241	$1,698	$359,243

Units outstanding:
EliteDesigns 0 Year	72,342	12,130	27,144	-	8,093
EliteDesigns 5 Year	-	-	-	140	-
EliteDesigns II	13,701	4,249	2,444	-	30,418
Total units	86,043	16,379	29,588	140	38,511

Unit value:
EliteDesigns 0 Year	$8.85	$9.28	$9.11	$11.94	$9.66
EliteDesigns 5 Year	$8.95	$9.38	$9.19	$12.18	$9.77
EliteDesigns II	$8.86	$8.84	$8.94	$-	$9.25

Mutual funds, at cost	$780,911	$154,596	$270,350	$1,758	$361,696
Mutual fund shares	74,294	12,236	26,140	160	33,765

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Pioneer Bond VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund
Assets:
Mutual funds, at market value	$197,821	$13,324	$185,240	$11,615	$183,004
Investment income receivable	-	-	-	-	-
Total assets	197,821	13,324	185,240	11,615	183,004

Liabilities:
Uncollected actuarial risk fee payable	2	1	7	-	3
Net assets	$197,819	$13,323	$185,233	$11,615	$183,001

Units outstanding:
EliteDesigns 0 Year	20,439	-	-	-	16,815
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,163	19,488	1,321	3,079
Total units	20,439	1,163	19,488	1,321	19,894

Unit value:
EliteDesigns 0 Year	$9.68	$12.33	$9.58	$9.15	$9.28
EliteDesigns 5 Year	$9.76	$12.42	$9.66	$9.22	$9.35
EliteDesigns II	$9.56	$11.46	$9.51	$8.78	$8.77

Mutual funds, at cost	$202,451	$15,224	$185,883	$12,454	$195,163
Mutual fund shares	18,000	812	18,268	1,186	19,699

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Putnam VT Absolute Return 500	Putnam VT Equity Income	Putnam VT Growth Opportunities_(c)	Putnam VT High Yield	Putnam VT Income
Assets:
Mutual funds, at market value	$159,671	$312,120	$119,942	$66,388	$130,414
Investment income receivable	-	-	-	-	-
Total assets	159,671	312,120	119,942	66,388	130,414

Liabilities:
Uncollected actuarial risk fee payable	5	11	5	1	2
Net assets	$159,666	$312,109	$119,937	$66,387	$130,412

Units outstanding:
EliteDesigns 0 Year	5,738	5,169	-	6,431	13,761
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	11,765	20,906	9,832	-	-
Total units	17,503	26,075	9,832	6,431	13,761

Unit value:
EliteDesigns 0 Year	$9.35	$13.35	$13.77	$10.32	$9.47
EliteDesigns 5 Year	$9.42	$13.45	$13.88	$10.40	$9.55
EliteDesigns II	$9.02	$11.63	$12.20	$9.94	$9.40

Mutual funds, at cost	$166,629	$290,278	$119,742	$65,048	$141,111
Mutual fund shares	15,919	13,231	15,516	10,309	11,965

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Assets:
Mutual funds, at market value	$86,883	$197,400	$221,871	$22,793	$538,295
Investment income receivable	-	-	-	-	-
Total assets	86,883	197,400	221,871	22,793	538,295

Liabilities:
Uncollected actuarial risk fee payable	3	4	5	1	13
Net assets	$86,880	$197,396	$221,866	$22,792	$538,282

Units outstanding:
EliteDesigns 0 Year	409	12,862	7,022	-	18,192
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,205	6,801	6,296	5,641	20,554
Total units	7,614	19,663	13,318	5,641	38,746

Unit value:
EliteDesigns 0 Year	$5.22	$10.00	$21.78	$2.67	$16.75
EliteDesigns 5 Year	$5.33	$10.21	$22.22	$2.72	$17.09
EliteDesigns II	$11.76	$10.10	$10.94	$4.05	$11.37

Mutual funds, at cost	$78,388	$205,075	$212,420	$21,778	$523,506
Mutual fund shares	1,023	2,920	3,319	272	8,712

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Dow 2x Strategy	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Financial Services
Assets:
Mutual funds, at market value	$181,347	$125,812	$76,307	$20,102	$13,690
Investment income receivable	-	-	-	-	-
Total assets	181,347	125,812	76,307	20,102	13,690

Liabilities:
Uncollected actuarial risk fee payable	7	5	1	1	-
Net assets	$181,340	$125,807	$76,306	$20,101	$13,690

Units outstanding:
EliteDesigns 0 Year	-	186	9,019	721	1,202
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	12,517	8,342	793	2,929	493
Total units	12,517	8,528	9,812	3,650	1,695

Unit value:
EliteDesigns 0 Year	$15.00	$11.19	$7.85	$6.03	$6.73
EliteDesigns 5 Year	$15.31	$11.42	$8.01	$6.15	$6.86
EliteDesigns II	$14.48	$14.83	$6.98	$5.38	$11.38

Mutual funds, at cost	$162,699	$117,476	$112,779	$18,139	$12,812
Mutual fund shares	1,647	2,064	953	284	186

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy
Assets:
Mutual funds, at market value	$104,822	$57,021	$48,250	$35,695	$96,265
Investment income receivable	-	-	-	-	-
Total assets	104,822	57,021	48,250	35,695	96,265

Liabilities:
Uncollected actuarial risk fee payable	2	2	1	1	2
Net assets	$104,820	$57,019	$48,249	$35,694	$96,263

Units outstanding:
EliteDesigns 0 Year	6,532	156	18,198	8,453	37,466
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,923	4,841	2,921	4,927	5,780
Total units	8,455	4,997	21,119	13,380	43,246

Unit value:
EliteDesigns 0 Year	$13.02	$14.96	$1.78	$1.53	$1.73
EliteDesigns 5 Year	$13.28	$15.26	$1.82	$1.56	$1.76
EliteDesigns II	$10.28	$11.31	$5.42	$4.62	$5.45

Mutual funds, at cost	$104,731	$63,634	$51,797	$41,042	$106,451
Mutual fund shares	3,570	1,084	611	454	1,355

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy	Rydex VIF NASDAQ-100
Assets:
Mutual funds, at market value	$89,671	$16,746	$2,001	$61,660	$330,060
Investment income receivable	-	-	-	-	-
Total assets	89,671	16,746	2,001	61,660	330,060

Liabilities:
Uncollected actuarial risk fee payable	1	1	-	1	12
Net assets	$89,670	$16,745	$2,001	$61,659	$330,048

Units outstanding:
EliteDesigns 0 Year	37,257	-	157	2,452	2,123
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,777	-	1,677	21,748
Total units	37,257	1,777	157	4,129	23,871

Unit value:
EliteDesigns 0 Year	$2.40	$8.38	$12.76	$15.99	$18.02
EliteDesigns 5 Year	$2.45	$8.55	$13.02	$16.31	$18.39
EliteDesigns II	$5.48	$9.42	$11.57	$13.44	$13.43

Mutual funds, at cost	$107,458	$15,566	$1,979	$58,344	$320,366
Mutual fund shares	1,065	250	24	1,704	10,353

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing
Assets:
Mutual funds, at market value	$109,304	$50,111	$117,764	$18,106	$12,856
Investment income receivable	-	-	-	-	-
Total assets	109,304	50,111	117,764	18,106	12,856

Liabilities:
Uncollected actuarial risk fee payable	3	-	4	1	1
Net assets	$109,301	$50,111	$117,760	$18,105	$12,855

Units outstanding:
EliteDesigns 0 Year	1,403	3,882	9,737	-	-
EliteDesigns 5 Year	-	-	14	-	-
EliteDesigns II	3,522	-	9,833	1,721	1,283
Total units	4,925	3,882	19,584	1,721	1,283

Unit value:
EliteDesigns 0 Year	$27.89	$12.86	$4.23	$8.37	$12.95
EliteDesigns 5 Year	$28.45	$13.12	$4.31	$8.53	$13.21
EliteDesigns II	$19.89	$13.50	$7.79	$10.57	$10.03

Mutual funds, at cost	$108,787	$50,112	$125,699	$18,069	$13,151
Mutual fund shares	2,819	559	3,964	480	195

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Assets:
Mutual funds, at market value	$23,904	$72,899	$315,820	$3,836	$330,477
Investment income receivable	-	-	-	-	-
Total assets	23,904	72,899	315,820	3,836	330,477

Liabilities:
Uncollected actuarial risk fee payable	1	2	13	-	12
Net assets	$23,903	$72,897	$315,807	$3,836	$330,465

Units outstanding:
EliteDesigns 0 Year	-	3,400	-	245	2,823
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,562	1,923	26,930	-	25,632
Total units	1,562	5,323	26,930	245	28,455

Unit value:
EliteDesigns 0 Year	$12.77	$14.99	$12.74	$15.70	$12.51
EliteDesigns 5 Year	$13.02	$15.29	$13.00	$16.02	$12.76
EliteDesigns II	$15.30	$11.42	$11.73	$10.05	$11.52

Mutual funds, at cost	$21,770	$74,292	$304,079	$3,726	$312,293
Mutual fund shares	135	1,723	5,596	116	6,082

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology	Rydex VIF Tele- communications
Assets:
Mutual funds, at market value	$14,214	$368,398	$21,048	$5,548	$5,558
Investment income receivable	-	-	-	-	-
Total assets	14,214	368,398	21,048	5,548	5,558

Liabilities:
Uncollected actuarial risk fee payable	-	14	1	-	-
Net assets	$14,214	$368,384	$21,047	$5,548	$5,558

Units outstanding:
EliteDesigns 0 Year	952	1,302	-	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	31,540	1,804	447	532
Total units	952	32,842	1,804	447	532

Unit value:
EliteDesigns 0 Year	$14.91	$11.58	$6.71	$12.33	$7.25
EliteDesigns 5 Year	$15.21	$11.81	$6.84	$12.58	$7.40
EliteDesigns II	$11.75	$11.21	$11.66	$12.40	$10.45

Mutual funds, at cost	$12,328	$354,307	$20,014	$5,538	$5,611
Mutual fund shares	285	5,329	479	74	97

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market_(c)	Rydex VIF Utilities	SEI VP Conservative Strategy	SEI VP Market Growth Strategy
Assets:
Mutual funds, at market value	$63,405	$1,562,643	$269,204	$40,013	$251,925
Investment income receivable	-	-	-	-	-
Total assets	63,405	1,562,643	269,204	40,013	251,925

Liabilities:
Uncollected actuarial risk fee payable	3	39	10	2	9
Net assets	$63,402	$1,562,604	$269,194	$40,011	$251,916

Units outstanding:
EliteDesigns 0 Year	-	119,105	2,279	-	4,312
EliteDesigns 5 Year	-	72	-	-	-
EliteDesigns II	5,222	78,953	21,556	4,312	22,500
Total units	5,222	198,130	23,835	4,312	26,812

Unit value:
EliteDesigns 0 Year	$12.79	$7.43	$12.32	$9.53	$9.61
EliteDesigns 5 Year	$13.05	$7.58	$12.57	$9.58	$9.66
EliteDesigns II	$12.14	$8.56	$11.18	$9.28	$9.35

Mutual funds, at cost	$59,966	$1,562,643	$270,645	$40,758	$270,181
Mutual fund shares	896	1,562,643	10,259	3,934	25,370

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund
Assets:
Mutual funds, at market value	$287,955	$504,862	$279,420	$263,714	$166,879
Investment income receivable	-	-	-	-	-
Total assets	287,955	504,862	279,420	263,714	166,879

Liabilities:
Uncollected actuarial risk fee payable	7	8	8	6	3
Net assets	$287,948	$504,854	$279,412	$263,708	$166,876

Units outstanding:
EliteDesigns 0 Year	9,844	33,271	4,861	20,953	9,454
EliteDesigns 5 Year	-	-	786	-	18
EliteDesigns II	10,767	4,620	12,363	9,609	5,712
Total units	20,611	37,891	18,010	30,562	15,184

Unit value:
EliteDesigns 0 Year	$15.75	$13.65	$20.75	$8.58	$12.95
EliteDesigns 5 Year	$15.93	$13.81	$20.99	$8.68	$13.16
EliteDesigns II	$12.33	$11.01	$13.10	$8.72	$7.75

Mutual funds, at cost	$267,947	$469,636	$314,325	$267,435	$173,967
Mutual fund shares	12,804	17,871	8,371	54,712	22,674

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	VanEck VIP Global Gold_(b)	VanEck VIP Global Hard Assets_(b)	Vanguard VIF Balanced
Assets:
Mutual funds, at market value	$263,501	$462,623	$20,501	$119,741	$39,736
Investment income receivable	-	-	-	-	-
Total assets	263,501	462,623	20,501	119,741	39,736

Liabilities:
Uncollected actuarial risk fee payable	3	11	1	2	2
Net assets	$263,498	$462,612	$20,500	$119,739	$39,734

Units outstanding:
EliteDesigns 0 Year	18,594	30,076	-	19,197	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	234	20,924	2,538	2,022	3,849
Total units	18,828	51,000	2,538	21,219	3,849

Unit value:
EliteDesigns 0 Year	$14.06	$9.26	$7.28	$5.47	$10.44
EliteDesigns 5 Year	$14.29	$9.37	$7.33	$5.53	$10.46
EliteDesigns II	$8.76	$8.80	$8.08	$7.31	$10.32

Mutual funds, at cost	$289,453	$461,620	$17,361	$137,571	$38,335
Mutual fund shares	19,361	28,469	2,883	5,133	1,725

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Vanguard VIF Conservative Allocation	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF High Yield Bond	Vanguard VIF International
Assets:
Mutual funds, at market value	$105,204	$204,213	$190,847	$907	$167,975
Investment income receivable	-	-	-	-	-
Total assets	105,204	204,213	190,847	907	167,975

Liabilities:
Uncollected actuarial risk fee payable	5	8	4	-	7
Net assets	$105,199	$204,205	$190,843	$907	$167,968

Units outstanding:
EliteDesigns 0 Year	-	9,715	18,203	87	6,595
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	10,600	9,244	-	-	11,204
Total units	10,600	18,959	18,203	87	17,799

Unit value:
EliteDesigns 0 Year	$10.03	$10.83	$10.48	$10.47	$9.50
EliteDesigns 5 Year	$10.06	$10.85	$10.51	$10.50	$9.53
EliteDesigns II	$9.92	$10.71	$10.37	$10.35	$9.40

Mutual funds, at cost	$104,813	$201,086	$181,126	$854	$173,663
Mutual fund shares	4,344	9,240	5,356	114	8,601

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index
Assets:
Mutual funds, at market value	$68,416	$111,911	$41,018	$35,648	$412,658
Investment income receivable	-	-	-	-	-
Total assets	68,416	111,911	41,018	35,648	412,658

Liabilities:
Uncollected actuarial risk fee payable	2	5	1	1	17
Net assets	$68,414	$111,906	$41,017	$35,647	$412,641

Units outstanding:
EliteDesigns 0 Year	6,575	3,129	3,879	2,276	14,521
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	8,007	-	1,376	27,920
Total units	6,575	11,136	3,879	3,652	42,441

Unit value:
EliteDesigns 0 Year	$10.41	$10.13	$10.57	$9.80	$9.78
EliteDesigns 5 Year	$10.43	$10.16	$10.60	$9.82	$9.81
EliteDesigns II	$10.29	$10.02	$10.45	$9.69	$9.67

Mutual funds, at cost	$64,333	$110,492	$40,531	$35,713	$416,355
Mutual fund shares	3,241	4,196	3,043	3,354	35,060

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Vanguard VIF Total Stock Market Index	Virtus Equity Trend	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series
Assets:
Mutual funds, at market value	$246,404	$107,797	$207,352	$117,484	$140,977
Investment income receivable	-	-	-	-	-
Total assets	246,404	107,797	207,352	117,484	140,977

Liabilities:
Uncollected actuarial risk fee payable	12	4	3	3	2
Net assets	$246,392	$107,793	$207,349	$117,481	$140,975

Units outstanding:
EliteDesigns 0 Year	984	762	27,495	6,691	11,205
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	22,655	11,667	-	5,523	1,148
Total units	23,639	12,429	27,495	12,214	12,353

Unit value:
EliteDesigns 0 Year	$10.54	$9.35	$7.55	$9.58	$11.42
EliteDesigns 5 Year	$10.56	$9.42	$7.60	$9.65	$11.50
EliteDesigns II	$10.42	$8.63	$7.63	$9.67	$11.39

Mutual funds, at cost	$235,761	$118,962	$274,269	$117,645	$176,133
Mutual fund shares	7,226	9,565	18,936	12,854	6,941

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT
Assets:
Mutual funds, at market value	$15,909	$17,166	$67,614	$3,831
Investment income receivable	-	-	-	-
Total assets	15,909	17,166	67,614	3,831

Liabilities:
Uncollected actuarial risk fee payable	1	-	3	-
Net assets	$15,908	$17,166	$67,611	$3,831

Units outstanding:
EliteDesigns 0 Year	225	1,438	-	274
EliteDesigns 5 Year	-	-	16	-
EliteDesigns II	1,443	-	6,319	-
Total units	1,668	1,438	6,335	274

Unit value:
EliteDesigns 0 Year	$9.95	$11.94	$12.69	$13.97
EliteDesigns 5 Year	$10.03	$12.03	$12.84	$14.25
EliteDesigns II	$9.48	$11.09	$10.67	$11.36

Mutual funds, at cost	$17,148	$15,982	$86,598	$4,454
Mutual fund shares	1,356	472	3,163	155

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2016

	7Twelve Balanced Portfolio	AB VPS Growth and Income	AB VPS Small/Mid Cap Value	Alger Capital Appreciation	ALPS/Alerian Energy Infrastructure
Investment income (loss):
Dividend distributions	$59	$-	$121	$-	$4,843
Expenses:
Mortality and expense risk charge	(317)	(61)	(495)	(2,418)	(1,057)
Net investment income (loss)	(258)	(61)	(374)	(2,418)	3,786

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	1,985	2,782	-
Realized capital gain (loss) on sales of fund shares	29	(3,760)	(104)	(2,536)	(591)
Change in unrealized appreciation/depreciation on investments during the year	1,192	891	5,815	1,102	42,499
Net realized and unrealized capital gain (loss) on investments	1,221	(2,869)	7,696	1,348	41,908
Net increase (decrease) in net assets from operations	$963	$(2,930)	$7,322	$(1,070)	$45,694

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Century VP Income & Growth	American Century VP Inflation Protection	American Century VP Mid Cap Value_(d)	American Century VP Value	American Funds IS Asset Allocation
Investment income (loss):
Dividend distributions	$2,769	$31	$771	$221	$1,599
Expenses:
Mortality and expense risk charge	(585)	(5)	(413)	(72)	(1,619)
Net investment income (loss)	2,184	26	358	149	(20)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,403	-	2,477	-	3,168
Realized capital gain (loss) on sales of fund shares	633	-	426	1	10,732
Change in unrealized appreciation/depreciation on investments during the year	10,466	(25)	6,645	2,398	1,667
Net realized and unrealized capital gain (loss) on investments	13,502	(25)	9,548	2,399	15,567
Net increase (decrease) in net assets from operations	$15,686	$1	$9,906	$2,548	$15,547

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS Blue Chip Income and Growth	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Global Small Capitalization	American Funds IS Growth
Investment income (loss):
Dividend distributions	$10,570	$472	$85	$2	$205
Expenses:
Mortality and expense risk charge	(6,379)	(544)	(54)	(4)	(233)
Net investment income (loss)	4,191	(72)	31	(2)	(28)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	35,975	182	1,005	-	3,121
Realized capital gain (loss) on sales of fund shares	6,516	1	(5)	-	(14,341)
Change in unrealized appreciation/depreciation on investments during the year	32,222	1,392	(1,041)	11	7,952
Net realized and unrealized capital gain (loss) on investments	74,713	1,575	(41)	11	(3,268)
Net increase (decrease) in net assets from operations	$78,904	$1,503	$(10)	$9	$(3,296)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS Growth-Income	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Investment income (loss):
Dividend distributions	$355	$25	$1,531	$1,270	$283
Expenses:
Mortality and expense risk charge	(236)	(46)	(313)	(672)	(413)
Net investment income (loss)	119	(21)	1,218	598	(130)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	(1)	275	707	-
Realized capital gain (loss) on sales of fund shares	8	(8,787)	(2,719)	(179)	(5,209)
Change in unrealized appreciation/depreciation on investments during the year	1,780	5,828	668	(1,247)	5,530
Net realized and unrealized capital gain (loss) on investments	1,788	(2,960)	(1,776)	(719)	321
Net increase (decrease) in net assets from operations	$1,907	$(2,981)	$(558)	$(121)	$191

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Investment income (loss):
Dividend distributions	$2,605	$146	$2,389	$3,650	$17,562
Expenses:
Mortality and expense risk charge	(2,482)	(149)	(2,163)	(3,849)	(1,612)
Net investment income (loss)	123	(3)	226	(199)	15,950

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	4,326	258	5,121	-	-
Realized capital gain (loss) on sales of fund shares	(567)	(13)	(6,428)	(5,764)	(6,641)
Change in unrealized appreciation/depreciation on investments during the year	(5,669)	1,335	18,952	19,657	30,581
Net realized and unrealized capital gain (loss) on investments	(1,910)	1,580	17,645	13,893	23,940
Net increase (decrease) in net assets from operations	$(1,787)	$1,577	$17,871	$13,694	$39,890

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	BlackRock Large Cap Growth V.I.	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Deutsche High Income VIP	Deutsche Large Cap Value VIP
Investment income (loss):
Dividend distributions	$13	$1,803	$101	$1,845	$-
Expenses:
Mortality and expense risk charge	(13)	(2,187)	(1,042)	(45)	(36)
Net investment income (loss)	-	(384)	(941)	1,800	(36)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	261	14,206	9,325	-	-
Realized capital gain (loss) on sales of fund shares	356	(1,386)	(2,286)	(458)	685
Change in unrealized appreciation/depreciation on investments during the year	(317)	628	(6,622)	-	-
Net realized and unrealized capital gain (loss) on investments	300	13,448	417	(458)	685
Net increase (decrease) in net assets from operations	$300	$13,064	$(524)	$1,342	$649

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Deutsche Small Mid Cap Value VIP	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Investment income (loss):
Dividend distributions	$-	$41	$1,939	$3,716	$233
Expenses:
Mortality and expense risk charge	(18)	(208)	(483)	(1,208)	(293)
Net investment income (loss)	(18)	(167)	1,456	2,508	(60)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	13	675	-	-
Realized capital gain (loss) on sales of fund shares	842	512	(549)	(12,470)	-
Change in unrealized appreciation/depreciation on investments during the year	-	772	(772)	17,158	36
Net realized and unrealized capital gain (loss) on investments	842	1,297	(646)	4,688	36
Net increase (decrease) in net assets from operations	$824	$1,130	$810	$7,196	$(24)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index
Investment income (loss):
Dividend distributions	$15,720	$136	$387	$-	$-
Expenses:
Mortality and expense risk charge	(6,958)	(167)	(410)	(245)	(244)
Net investment income (loss)	8,762	(31)	(23)	(245)	(244)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,016	484	3,672	856	-
Realized capital gain (loss) on sales of fund shares	(7,344)	(748)	(789)	(4)	25,667
Change in unrealized appreciation/depreciation on investments during the year	122,196	3,906	14,788	357	-
Net realized and unrealized capital gain (loss) on investments	120,868	3,642	17,671	1,209	25,667
Net increase (decrease) in net assets from operations	$129,630	$3,611	$17,648	$964	$25,423

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Eaton Vance VT Floating-Rate Income	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$1,444	$677	$356	$3,431	$2,490
Expenses:
Mortality and expense risk charge	(188)	(191)	(28)	(3,988)	(3,755)
Net investment income (loss)	1,256	486	328	(557)	(1,265)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	7,031	38,510
Realized capital gain (loss) on sales of fund shares	(14)	206	(1,972)	(2,074)	(39,480)
Change in unrealized appreciation/depreciation on investments during the year	2,140	2	1,561	15,276	10,973
Net realized and unrealized capital gain (loss) on investments	2,126	208	(411)	20,233	10,003
Net increase (decrease) in net assets from operations	$3,382	$694	$(83)	$19,676	$8,738

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$80	$54	$1,628	$162	$2,734
Expenses:
Mortality and expense risk charge	(73)	(533)	(312)	(1,457)	(685)
Net investment income (loss)	7	(479)	1,316	(1,295)	2,049

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,143	-	2,703	6,457	-
Realized capital gain (loss) on sales of fund shares	(3)	(1,034)	560	(355)	(57)
Change in unrealized appreciation/depreciation on investments during the year	2,268	3,026	9,689	(6,319)	4,029
Net realized and unrealized capital gain (loss) on investments	3,408	1,992	12,952	(217)	3,972
Net increase (decrease) in net assets from operations	$3,415	$1,513	$14,268	$(1,512)	$6,021

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate
Investment income (loss):
Dividend distributions	$6,197	$5,645	$461	$461	$1,852
Expenses:
Mortality and expense risk charge	(3,217)	(2,149)	(772)	(262)	(726)
Net investment income (loss)	2,980	3,496	(311)	199	1,126

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	910	123	11,317	64	1,394
Realized capital gain (loss) on sales of fund shares	40,420	984	(7,788)	(52)	756
Change in unrealized appreciation/depreciation on investments during the year	14,958	4,128	11,650	(1,641)	1,638
Net realized and unrealized capital gain (loss) on investments	56,288	5,235	15,179	(1,629)	3,788
Net increase (decrease) in net assets from operations	$59,268	$8,731	$14,868	$(1,430)	$4,914

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Fidelity VIP Strategic Income	Franklin Growth and Income VIP Fund	Franklin High Income VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund
Investment income (loss):
Dividend distributions	$2,946	$4,458	$10,246	$5,896	$7,340
Expenses:
Mortality and expense risk charge	(390)	(1,656)	(1,637)	(1,646)	(2,891)
Net investment income (loss)	2,556	2,802	8,609	4,250	4,449

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	13,145	-	-	34,804
Realized capital gain (loss) on sales of fund shares	(387)	(289)	(20,073)	(197)	(71,040)
Change in unrealized appreciation/depreciation on investments during the year	(461)	2,258	31,765	10,155	70,472
Net realized and unrealized capital gain (loss) on investments	(848)	15,114	11,692	9,958	34,236
Net increase (decrease) in net assets from operations	$1,708	$17,916	$20,301	$14,208	$38,685

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Investment income (loss):
Dividend distributions	$1,461	$1,507	$1,419	$-	$138
Expenses:
Mortality and expense risk charge	(750)	(777)	(1,488)	(24)	(34)
Net investment income (loss)	711	730	(69)	(24)	104

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,019	12,959	26,069	-	-
Realized capital gain (loss) on sales of fund shares	35	(286)	6,690	319	(2,253)
Change in unrealized appreciation/depreciation on investments during the year	3,755	3,454	35,890	56	2,426
Net realized and unrealized capital gain (loss) on investments	9,809	16,127	68,649	375	173
Net increase (decrease) in net assets from operations	$10,520	$16,857	$68,580	$351	$277

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Guggenheim VIF All Cap Value
Investment income (loss):
Dividend distributions	$2,746	$-	$2,826	$906	$225
Expenses:
Mortality and expense risk charge	(1,110)	(383)	(1,455)	(1,092)	(30)
Net investment income (loss)	1,636	(383)	1,371	(186)	195

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	414	-	43	582
Realized capital gain (loss) on sales of fund shares	196	1,174	(803)	(117)	715
Change in unrealized appreciation/depreciation on investments during the year	(1,930)	4,159	713	8,806	-
Net realized and unrealized capital gain (loss) on investments	(1,734)	5,747	(90)	8,732	1,297
Net increase (decrease) in net assets from operations	$(98)	$5,364	$1,281	$8,546	$1,492

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Global Growth	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Investment income (loss):
Dividend distributions	$2,292	$235	$-	$10,301	$4,883
Expenses:
Mortality and expense risk charge	(607)	(217)	(63)	(2,114)	(839)
Net investment income (loss)	1,685	18	(63)	8,187	4,044

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,165	-	-	537	-
Realized capital gain (loss) on sales of fund shares	(30,806)	(1,877)	-	(131)	(31,664)
Change in unrealized appreciation/depreciation on investments during the year	37,906	4,670	96	4,558	11,454
Net realized and unrealized capital gain (loss) on investments	10,265	2,793	96	4,964	(20,210)
Net increase (decrease) in net assets from operations	$11,950	$2,811	$33	$13,151	$(16,166)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies
Investment income (loss):
Dividend distributions	$6,739	$608	$-	$270	$404
Expenses:
Mortality and expense risk charge	(198)	(96)	(423)	(346)	(3,426)
Net investment income (loss)	6,541	512	(423)	(76)	(3,022)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	482	-	2,847	-
Realized capital gain (loss) on sales of fund shares	(3,985)	342	(727)	(734)	(129)
Change in unrealized appreciation/depreciation on investments during the year	4,659	5,724	(413)	5,079	(2,402)
Net realized and unrealized capital gain (loss) on investments	674	6,548	(1,140)	7,192	(2,531)
Net increase (decrease) in net assets from operations	$7,215	$7,060	$(1,563)	$7,116	$(5,553)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF Total Return Bond
Investment income (loss):
Dividend distributions	$21	$214	$-	$123	$17,607
Expenses:
Mortality and expense risk charge	(46)	(79)	(2)	(73)	(2,605)
Net investment income (loss)	(25)	135	(2)	50	15,002

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,494	253	-	103	-
Realized capital gain (loss) on sales of fund shares	(668)	428	-	156	5,515
Change in unrealized appreciation/depreciation on investments during the year	2,327	1,400	(53)	1,048	2,540
Net realized and unrealized capital gain (loss) on investments	3,153	2,081	(53)	1,307	8,055
Net increase (decrease) in net assets from operations	$3,128	$2,216	$(55)	$1,357	$23,057

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Equity and Income
Investment income (loss):
Dividend distributions	$29	$260	$433	$150	$716
Expenses:
Mortality and expense risk charge	(354)	(1,521)	(119)	(59)	(249)
Net investment income (loss)	(325)	(1,261)	314	91	467

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,388	-	2,603	2,064	1,384
Realized capital gain (loss) on sales of fund shares	(1,923)	12,003	1,099	(1,191)	1,383
Change in unrealized appreciation/depreciation on investments during the year	3,459	2,759	232	-	1,228
Net realized and unrealized capital gain (loss) on investments	2,924	14,762	3,934	873	3,995
Net increase (decrease) in net assets from operations	$2,599	$13,501	$4,248	$964	$4,462

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$-	$392	$159	$43	$706
Expenses:
Mortality and expense risk charge	(707)	(131)	(71)	(7)	(403)
Net investment income (loss)	(707)	261	88	36	303

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,278	532	-	-	-
Realized capital gain (loss) on sales of fund shares	(417)	295	(418)	32	470
Change in unrealized appreciation/depreciation on investments during the year	(8,658)	(652)	530	53	(1,831)
Net realized and unrealized capital gain (loss) on investments	(797)	175	112	85	(1,361)
Net increase (decrease) in net assets from operations	$(1,504)	$436	$200	$121	$(1,058)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy
Investment income (loss):
Dividend distributions	$-	$-	$683	$-	$187
Expenses:
Mortality and expense risk charge	(127)	(10)	(186)	(196)	(162)
Net investment income (loss)	(127)	(10)	497	(196)	25

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,798	-	3,561	2,163	-
Realized capital gain (loss) on sales of fund shares	(2,246)	(1,291)	(3,837)	(20,399)	(1,278)
Change in unrealized appreciation/depreciation on investments during the year	2,613	-	2,524	16,478	313
Net realized and unrealized capital gain (loss) on investments	3,165	(1,291)	2,248	(1,758)	(965)
Net increase (decrease) in net assets from operations	$3,038	$(1,301)	$2,745	$(1,954)	$(940)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Growth
Investment income (loss):
Dividend distributions	$633	$-	$-	$38	$46
Expenses:
Mortality and expense risk charge	(573)	(9)	(48)	(410)	(105)
Net investment income (loss)	60	(9)	(48)	(372)	(59)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,834	-	-	-	632
Realized capital gain (loss) on sales of fund shares	(146)	(1,086)	(1)	(1,489)	(347)
Change in unrealized appreciation/depreciation on investments during the year	(6,383)	833	152	9,892	(1,158)
Net realized and unrealized capital gain (loss) on investments	305	(253)	151	8,403	(873)
Net increase (decrease) in net assets from operations	$365	$(262)	$103	$8,031	$(932)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond
Investment income (loss):
Dividend distributions	$20	$1	$4,653	$694	$24,466
Expenses:
Mortality and expense risk charge	(42)	(90)	(292)	(234)	(2,542)
Net investment income (loss)	(22)	(89)	4,361	460	21,924

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	473	-	560	-
Realized capital gain (loss) on sales of fund shares	(1,562)	(1,172)	(3,350)	(1,270)	(21,044)
Change in unrealized appreciation/depreciation on investments during the year	1,665	(464)	8,340	623	2,132
Net realized and unrealized capital gain (loss) on investments	103	(1,163)	4,990	(87)	(18,912)
Net increase (decrease) in net assets from operations	$81	$(1,252)	$9,351	$373	$3,012

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$213
Expenses:
Mortality and expense risk charge	(219)	(9)	(418)	(398)	(646)
Net investment income (loss)	(219)	(9)	(418)	(398)	(433)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	982	-	1,724	2,830	4,540
Realized capital gain (loss) on sales of fund shares	(9,353)	(261)	(400)	(357)	(1,708)
Change in unrealized appreciation/depreciation on investments during the year	4,954	(141)	(742)	(1,801)	11,539
Net realized and unrealized capital gain (loss) on investments	(3,417)	(402)	582	672	14,371
Net increase (decrease) in net assets from operations	$(3,636)	$(411)	$164	$274	$13,938

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value
Investment income (loss):
Dividend distributions	$28	$-	$22	$408	$141
Expenses:
Mortality and expense risk charge	(741)	(5)	(24)	(139)	(50)
Net investment income (loss)	(713)	(5)	(2)	269	91

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,063	(1)	355	281	3,176
Realized capital gain (loss) on sales of fund shares	(3,575)	(932)	(14)	(8,573)	(5,203)
Change in unrealized appreciation/depreciation on investments during the year	5,805	(90)	(348)	1,433	3,419
Net realized and unrealized capital gain (loss) on investments	7,293	(1,023)	(7)	(6,859)	1,392
Net increase (decrease) in net assets from operations	$6,580	$(1,028)	$(9)	$(6,590)	$1,483

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC
Investment income (loss):
Dividend distributions	$1,227	$1,451	$141	$-	$14,684
Expenses:
Mortality and expense risk charge	(411)	(1,344)	(411)	(11)	(1,829)
Net investment income (loss)	816	107	(270)	(11)	12,855

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	26,292	6,659	-	-
Realized capital gain (loss) on sales of fund shares	(9)	(2,354)	(13)	(599)	(4,020)
Change in unrealized appreciation/depreciation on investments during the year	(934)	2,473	13,962	-	10,698
Net realized and unrealized capital gain (loss) on investments	(943)	26,411	20,608	(599)	6,678
Net increase (decrease) in net assets from operations	$(127)	$26,518	$20,338	$(610)	$19,533

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity
Investment income (loss):
Dividend distributions	$42	$-	$522	$5,522	$119
Expenses:
Mortality and expense risk charge	(13)	(72)	(492)	(976)	(143)
Net investment income (loss)	29	(72)	30	4,546	(24)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	159	-	474	801	-
Realized capital gain (loss) on sales of fund shares	(16)	(9)	(1)	(681)	(151)
Change in unrealized appreciation/depreciation on investments during the year	269	(445)	4,486	3,365	2,987
Net realized and unrealized capital gain (loss) on investments	412	(454)	4,959	3,485	2,836
Net increase (decrease) in net assets from operations	$441	$(526)	$4,989	$8,031	$2,812

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	MFS VIT Global Tactical Allocation	MFS VIT High Yield	MFS VIT II MA Investors Growth Stock	MFS VIT II Research International	MFS VIT International Value
Investment income (loss):
Dividend distributions	$-	$-	$48	$1,086	$3,774
Expenses:
Mortality and expense risk charge	(215)	(37)	(56)	(1,169)	(2,733)
Net investment income (loss)	(215)	(37)	(8)	(83)	1,041

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,725	-	1,455	-	7,631
Realized capital gain (loss) on sales of fund shares	(8)	873	(2)	(212)	(332)
Change in unrealized appreciation/depreciation on investments during the year	(2,408)	-	(798)	(1,648)	(9,301)
Net realized and unrealized capital gain (loss) on investments	(691)	873	655	(1,860)	(2,002)
Net increase (decrease) in net assets from operations	$(906)	$836	$647	$(1,943)	$(961)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	MFS VIT Investors Trust	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return	MFS VIT Total Return Bond
Investment income (loss):
Dividend distributions	$-	$-	$354	$687	$-
Expenses:
Mortality and expense risk charge	(6)	(728)	(989)	(371)	(30)
Net investment income (loss)	(6)	(728)	(635)	316	(30)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	(1)	2,968	6,952	848	-
Realized capital gain (loss) on sales of fund shares	(602)	(5,695)	(63)	2	241
Change in unrealized appreciation/depreciation on investments during the year	(344)	11,438	(1,668)	612	489
Net realized and unrealized capital gain (loss) on investments	(947)	8,711	5,221	1,462	730
Net increase (decrease) in net assets from operations	$(953)	$7,983	$4,586	$1,778	$700

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio_(b)	Morningstar Balanced ETF Asset Allocation Portfolio_(b)
Investment income (loss):
Dividend distributions	$2,106	$-	$255	$187	$17,802
Expenses:
Mortality and expense risk charge	(377)	(135)	(267)	(215)	(14,179)
Net investment income (loss)	1,729	(135)	(12)	(28)	3,623

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,337	-	-	732	51,364
Realized capital gain (loss) on sales of fund shares	(2,603)	(12)	(1,326)	(15)	(1,081)
Change in unrealized appreciation/depreciation on investments during the year	6,015	(1,788)	4,849	678	10,375
Net realized and unrealized capital gain (loss) on investments	4,749	(1,800)	3,523	1,395	60,658
Net increase (decrease) in net assets from operations	$6,478	$(1,935)	$3,511	$1,367	$64,281

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Morningstar Conservative ETF Asset Allocation Portfolio_(b)	Morningstar Growth ETF Asset Allocation Portfolio_(b)	Morningstar Income and Growth ETF Asset Allocation Portfolio_(b)	Neuberger Berman AMT Guardian	Oppenheimer Global Fund/VA
Investment income (loss):
Dividend distributions	$18,274	$4,207	$150	$125	$181
Expenses:
Mortality and expense risk charge	(14,251)	(3,632)	(128)	(331)	(399)
Net investment income (loss)	4,023	575	22	(206)	(218)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	31,466	12,906	458	4,312	1,603
Realized capital gain (loss) on sales of fund shares	(3,289)	(178)	(8)	(158)	(5,438)
Change in unrealized appreciation/depreciation on investments during the year	8,971	4,957	(60)	(2,360)	(38)
Net realized and unrealized capital gain (loss) on investments	37,148	17,685	390	1,794	(3,873)
Net increase (decrease) in net assets from operations	$41,171	$18,260	$412	$1,588	$(4,091)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Investment income (loss):
Dividend distributions	$5,126	$1,885	$720	$2,069	$1,176
Expenses:
Mortality and expense risk charge	(1,497)	(1,323)	(1,688)	(917)	(533)
Net investment income (loss)	3,629	562	(968)	1,152	643

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	5,195	11,090	-	-
Realized capital gain (loss) on sales of fund shares	(49)	(1,853)	(1,296)	(19)	(5,676)
Change in unrealized appreciation/depreciation on investments during the year	1,692	(12,373)	40,976	8,003	18,802
Net realized and unrealized capital gain (loss) on investments	1,643	(9,031)	50,770	7,984	13,126
Net increase (decrease) in net assets from operations	$5,272	$(8,469)	$49,802	$9,136	$13,769

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class
Investment income (loss):
Dividend distributions	$9,542	$165	$154	$7,202	$26,439
Expenses:
Mortality and expense risk charge	(1,000)	(134)	(81)	(744)	(11,923)
Net investment income (loss)	8,542	31	73	6,458	14,516

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(6,085)	(27)	(56)	12,039	(51,857)
Change in unrealized appreciation/depreciation on investments during the year	19,609	(4,411)	408	541	41,562
Net realized and unrealized capital gain (loss) on investments	13,524	(4,438)	352	12,580	(10,295)
Net increase (decrease) in net assets from operations	$22,066	$(4,407)	$425	$19,038	$4,221

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	PIMCO VIT Real Return Administrative Class_(d)	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class_(d)	PIMCO VIT Total Return Advisor Class
Investment income (loss):
Dividend distributions	$38	$2,535	$649	$661	$8,123
Expenses:
Mortality and expense risk charge	(6)	(867)	(258)	(142)	(4,830)
Net investment income (loss)	32	1,668	391	519	3,293

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	1,280	-	-
Realized capital gain (loss) on sales of fund shares	(27)	(37)	(370)	(1,549)	(2,453)
Change in unrealized appreciation/depreciation on investments during the year	-	2,606	(1,121)	487	14,989
Net realized and unrealized capital gain (loss) on investments	(27)	2,569	(211)	(1,062)	12,536
Net increase (decrease) in net assets from operations	$5	$4,237	$180	$(543)	$15,829

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Pioneer Bond VCT	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT
Investment income (loss):
Dividend distributions	$5,195	$90	$427	$5,932	$-
Expenses:
Mortality and expense risk charge	(929)	(25)	(193)	(2,658)	(167)
Net investment income (loss)	4,266	65	234	3,274	(167)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	99	-	2,445	-	-
Realized capital gain (loss) on sales of fund shares	(383)	(3,353)	(10)	(32)	(18)
Change in unrealized appreciation/depreciation on investments during the year	3,160	2,570	(2,122)	6,858	509
Net realized and unrealized capital gain (loss) on investments	2,876	(783)	313	6,826	491
Net increase (decrease) in net assets from operations	$7,142	$(718)	$547	$10,100	$324

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Probabilities Fund	Putnam VT Absolute Return 500	Putnam VT Equity Income	Putnam VT Growth Opportunities_(c)	Putnam VT High Yield
Investment income (loss):
Dividend distributions	$-	$7,330	$6,165	$554	$1,998
Expenses:
Mortality and expense risk charge	(1,214)	(2,101)	(3,709)	(1,669)	(89)
Net investment income (loss)	(1,214)	5,229	2,456	(1,115)	1,909

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	5,804	10,367	-
Realized capital gain (loss) on sales of fund shares	(11,713)	(2,338)	2,358	(73)	(5,959)
Change in unrealized appreciation/depreciation on investments during the year	15,412	(3,904)	28,995	(3,501)	4,474
Net realized and unrealized capital gain (loss) on investments	3,699	(6,242)	37,157	6,793	(1,485)
Net increase (decrease) in net assets from operations	$2,485	$(1,013)	$39,613	$5,678	$424

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Putnam VT Income	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy
Investment income (loss):
Dividend distributions	$5,865	$18	$-	$-	$-
Expenses:
Mortality and expense risk charge	(606)	(190)	(1,321)	(2,375)	(57)
Net investment income (loss)	5,259	(172)	(1,321)	(2,375)	(57)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	4,782	-	-
Realized capital gain (loss) on sales of fund shares	(880)	357	8,941	(8,648)	-
Change in unrealized appreciation/depreciation on investments during the year	(2,378)	8,495	23,495	(70,406)	1,015
Net realized and unrealized capital gain (loss) on investments	(3,258)	8,852	37,218	(79,054)	1,015
Net increase (decrease) in net assets from operations	$2,001	$8,680	$35,897	$(81,429)	$958

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services
Investment income (loss):
Dividend distributions	$3,587	$-	$-	$498	$202
Expenses:
Mortality and expense risk charge	(4,071)	(443)	(326)	(304)	(160)
Net investment income (loss)	(484)	(443)	(326)	194	42

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	25,012	-	-	-	-
Realized capital gain (loss) on sales of fund shares	9,149	(7,951)	(27)	(2,825)	(2,984)
Change in unrealized appreciation/depreciation on investments during the year	(16,184)	21,180	8,336	19,377	3,758
Net realized and unrealized capital gain (loss) on investments	17,977	13,229	8,309	16,552	774
Net increase (decrease) in net assets from operations	$17,493	$12,786	$7,983	$16,746	$816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF High Yield Strategy
Investment income (loss):
Dividend distributions	$-	$137	$230	$-	$31
Expenses:
Mortality and expense risk charge	(6)	(134)	(118)	(1,542)	(22)
Net investment income (loss)	(6)	3	112	(1,542)	9

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	5,510	-
Realized capital gain (loss) on sales of fund shares	(1,772)	321	522	(13,137)	183
Change in unrealized appreciation/depreciation on investments during the year	649	1,243	356	(957)	-
Net realized and unrealized capital gain (loss) on investments	(1,123)	1,564	878	(8,584)	183
Net increase (decrease) in net assets from operations	$(1,129)	$1,567	$990	$(10,126)	$192

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(663)	-	(121)	(124)	(428)
Net investment income (loss)	(663)	-	(121)	(124)	(428)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,677	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(8,782)	(8)	2,773	8	(374)
Change in unrealized appreciation/depreciation on investments during the year	2,173	-	-	(3,547)	(3,339)
Net realized and unrealized capital gain (loss) on investments	68	(8)	2,773	(3,539)	(3,713)
Net increase (decrease) in net assets from operations	$(595)	$(8)	$2,652	$(3,663)	$(4,141)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Inverse Russell 2000 Strategy	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(247)	(855)	(227)	(2)	(1,826)
Net investment income (loss)	(247)	(855)	(227)	(2)	(1,826)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	35,603
Realized capital gain (loss) on sales of fund shares	(18)	(16,192)	(2)	(44)	(10,464)
Change in unrealized appreciation/depreciation on investments during the year	(10,186)	(1,777)	1,365	167	9,670
Net realized and unrealized capital gain (loss) on investments	(10,204)	(17,969)	1,363	123	34,809
Net increase (decrease) in net assets from operations	$(10,451)	$(18,824)	$1,136	$121	$32,983

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$630
Expenses:
Mortality and expense risk charge	(1,122)	(1,459)	(215)	(530)	(474)
Net investment income (loss)	(1,122)	(1,459)	(215)	(530)	156

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	11,467	8,297	-	-	-
Realized capital gain (loss) on sales of fund shares	(40,820)	(10,185)	(2,244)	9,918	(1,349)
Change in unrealized appreciation/depreciation on investments during the year	6,458	3,412	(908)	(407)	(397)
Net realized and unrealized capital gain (loss) on investments	(22,895)	1,524	(3,152)	9,511	(1,746)
Net increase (decrease) in net assets from operations	$(24,017)	$65	$(3,367)	$8,981	$(1,590)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(48)	(897)	(50)	(139)	(1,121)
Net investment income (loss)	(48)	(897)	(50)	(139)	(1,121)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	(1)	13,034
Realized capital gain (loss) on sales of fund shares	(1,208)	17,572	322	(23,307)	(7,891)
Change in unrealized appreciation/depreciation on investments during the year	670	-	360	7,474	(3,472)
Net realized and unrealized capital gain (loss) on investments	(538)	17,572	682	(15,834)	1,671
Net increase (decrease) in net assets from operations	$(586)	$16,675	$632	$(15,973)	$550

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value
Investment income (loss):
Dividend distributions	$992	$-	$1,030	$-	$-
Expenses:
Mortality and expense risk charge	(1,131)	(24)	(2,052)	(280)	(2,211)
Net investment income (loss)	(139)	(24)	(1,022)	(280)	(2,211)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,510	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(8,334)	(864)	10,384	(16,445)	5,703
Change in unrealized appreciation/depreciation on investments during the year	11,708	579	18,184	6,030	19,271
Net realized and unrealized capital gain (loss) on investments	5,884	(285)	28,568	(10,415)	24,974
Net increase (decrease) in net assets from operations	$5,745	$(309)	$27,546	$(10,695)	$22,763

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology	Rydex VIF Tele- communications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market_(c)
Investment income (loss):
Dividend distributions	$-	$-	$7	$-	$-
Expenses:
Mortality and expense risk charge	(315)	(116)	(31)	(220)	(14,345)
Net investment income (loss)	(315)	(116)	(24)	(220)	(14,345)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,230	66	-	(3)	61
Realized capital gain (loss) on sales of fund shares	(271)	(1,416)	450	(362)	-
Change in unrealized appreciation/depreciation on investments during the year	6	10	(53)	3,439	-
Net realized and unrealized capital gain (loss) on investments	965	(1,340)	397	3,074	61
Net increase (decrease) in net assets from operations	$650	$(1,456)	$373	$2,854	$(14,284)

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Utilities	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Growth Strategy	T. Rowe Price Blue Chip Growth
Investment income (loss):
Dividend distributions	$1,907	$580	$-	$5,199	$-
Expenses:
Mortality and expense risk charge	(2,395)	(581)	(3)	(3,158)	(2,287)
Net investment income (loss)	(488)	(1)	(3)	2,041	(2,287)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,040	101	-	7,352	-
Realized capital gain (loss) on sales of fund shares	952	(11)	(90)	(233)	(16,429)
Change in unrealized appreciation/depreciation on investments during the year	(291)	794	69	5,222	1,439
Net realized and unrealized capital gain (loss) on investments	2,701	884	(21)	12,341	(14,990)
Net increase (decrease) in net assets from operations	$2,213	$883	$(24)	$14,382	$(17,277)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Investment income (loss):
Dividend distributions	$10,550	$-	$4,524	$1,134	$3,534
Expenses:
Mortality and expense risk charge	(2,658)	(3,741)	(3,059)	(1,057)	(907)
Net investment income (loss)	7,892	(3,741)	1,465	77	2,627

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	44,214	2,131	-	-	3,165
Realized capital gain (loss) on sales of fund shares	23,122	(13,978)	(638)	(5,166)	(3,801)
Change in unrealized appreciation/depreciation on investments during the year	9,892	(30,222)	2,679	30,068	11,363
Net realized and unrealized capital gain (loss) on investments	77,228	(42,069)	2,041	24,902	10,727
Net increase (decrease) in net assets from operations	$85,120	$(45,810)	$3,506	$24,979	$13,354

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Templeton Global Bond VIP Fund	VanEck VIP Global Gold_(b)	VanEck VIP Global Hard Assets_(b)	Vanguard VIF Balanced	Vanguard VIF Conservative Allocation
Investment income (loss):
Dividend distributions	$-	$151	$274	$-	$-
Expenses:
Mortality and expense risk charge	(2,890)	(248)	(407)	(309)	(80)
Net investment income (loss)	(2,890)	(97)	(133)	(309)	(80)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	309	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(12,649)	1,727	(539)	2	-
Change in unrealized appreciation/depreciation on investments during the year	31,909	3,349	27,526	1,401	391
Net realized and unrealized capital gain (loss) on investments	19,569	5,076	26,987	1,403	391
Net increase (decrease) in net assets from operations	$16,679	$4,979	$26,854	$1,094	$311

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index
Investment income (loss):
Dividend distributions	$280	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(351)	(537)	(5)	(709)	(232)
Net investment income (loss)	(71)	(537)	(5)	(709)	(232)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	703	-	-	-	-
Realized capital gain (loss) on sales of fund shares	35	28	4	(13)	13
Change in unrealized appreciation/depreciation on investments during the year	3,127	9,721	53	(5,688)	4,083
Net realized and unrealized capital gain (loss) on investments	3,865	9,749	57	(5,701)	4,096
Net increase (decrease) in net assets from operations	$3,794	$9,212	$52	$(6,410)	$3,864

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(199)	(3)	(2,770)	(1,851)	(1,049)
Net investment income (loss)	(199)	(3)	(2,770)	(1,851)	(1,049)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1	(181)	6,933	1,712	17
Change in unrealized appreciation/depreciation on investments during the year	1,419	487	(65)	(3,697)	10,643
Net realized and unrealized capital gain (loss) on investments	1,420	306	6,868	(1,985)	10,660
Net increase (decrease) in net assets from operations	$1,221	$303	$4,098	$(3,836)	$9,611

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Virtus Equity Trend	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	VY Clarion Global Real Estate Portfolio
Investment income (loss):
Dividend distributions	$-	$1,368	$5,181	$2,677	$78
Expenses:
Mortality and expense risk charge	(1,491)	(702)	(1,033)	(797)	(117)
Net investment income (loss)	(1,491)	666	4,148	1,880	(39)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	27,199	-	22,191	-
Realized capital gain (loss) on sales of fund shares	(531)	(725)	(4)	(1,140)	(3)
Change in unrealized appreciation/depreciation on investments during the year	(562)	(31,351)	5,090	(12,787)	(1,275)
Net realized and unrealized capital gain (loss) on investments	(1,093)	(4,877)	5,086	8,264	(1,278)
Net increase (decrease) in net assets from operations	$(2,584)	$(4,211)	$9,234	$10,144	$(1,317)

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	VY Clarion Real Estate Portfolio	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$475	$-	$72	$-
Expenses:
Mortality and expense risk charge	(118)	(927)	(16)	(93)
Net investment income (loss)	357	(927)	56	(93)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,742	356	-
Realized capital gain (loss) on sales of fund shares	(152)	(1,951)	(4)	2,812
Change in unrealized appreciation/depreciation on investments during the year	613	(1,576)	(7)	-
Net realized and unrealized capital gain (loss) on investments	461	215	345	2,812
Net increase (decrease) in net assets from operations	$818	$(712)	$401	$2,719

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2016 and 2015

	7Twelve Balanced Portfolio		AB VPS Growth and Income		AB VPS Small/Mid Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(258)	$(13)	$(61)	$360	$(374)	$(117)
Capital gains distributions	-	-	-	-	1,985	5,445
Realized capital gain (loss) on sales of fund shares	29	(1)	(3,760)	(1,332)	(104)	(46)
Change in unrealized appreciation/depreciation on investments during the year	1,192	(463)	891	(891)	5,815	(8,691)
Net increase (decrease) in net assets from operations	963	(477)	(2,930)	(1,863)	7,322	(3,409)

From contract owner transactions:
Variable annuity deposits	25,760	11,620	-	-	-	35,265
Contract owner maintenance charges	-	-	(6)	(70)	-	-
Terminations and withdrawals	(746)	(488)	(751)	(199)	-	-
Transfers between subaccounts, net	-	-	(44,915)	50,734	-	-
Net increase (decrease) in net assets from contract owner transactions	25,014	11,132	(45,672)	50,465	-	35,265
Net increase (decrease) in net assets	25,977	10,655	(48,602)	48,602	7,322	31,856
Net assets at beginning of year	10,655	-	48,602	-	31,856	-
Net assets at end of year	$36,632	$10,655	$-	$48,602	$39,178	$31,856

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Alger Capital Appreciation		ALPS/Alerian Energy Infrastructure		American Century VP Income & Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,418)	$(1,989)	$3,786	$154	$2,184	$1,829
Capital gains distributions	2,782	43,232	-	1,921	2,403	10,740
Realized capital gain (loss) on sales of fund shares	(2,536)	(1,194)	(591)	(876)	633	884
Change in unrealized appreciation/depreciation on investments during the year	1,102	(25,559)	42,499	(44,583)	10,466	(21,544)
Net increase (decrease) in net assets from operations	(1,070)	14,490	45,694	(43,384)	15,686	(8,091)

From contract owner transactions:
Variable annuity deposits	3,511	69,298	55,121	10,194	-	-
Contract owner maintenance charges	-	(38)	(74)	(20)	-	-
Terminations and withdrawals	(4,495)	(19,915)	(2,175)	(3,017)	(188)	(169)
Transfers between subaccounts, net	(35,427)	-	118,336	-	(6,554)	5,976
Net increase (decrease) in net assets from contract owner transactions	(36,411)	49,345	171,208	7,157	(6,742)	5,807
Net increase (decrease) in net assets	(37,481)	63,835	216,902	(36,227)	8,944	(2,284)
Net assets at beginning of year	377,986	314,151	74,716	110,943	128,216	130,500
Net assets at end of year	$340,505	$377,986	$291,618	$74,716	$137,160	$128,216

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Century VP Inflation Protection	American Century VP Mid Cap Value_(d)		American Century VP Value
	2016	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$26	$358	$841	$149	$52
Capital gains distributions	-	2,477	6,033	-	-
Realized capital gain (loss) on sales of fund shares	-	426	10,624	1	-
Change in unrealized appreciation/depreciation on investments during the year	(25)	6,645	(18,628)	2,398	(501)
Net increase (decrease) in net assets from operations	1	9,906	(1,130)	2,548	(449)

From contract owner transactions:
Variable annuity deposits	-	-	-	2,257	12,476
Contract owner maintenance charges	-	-	(4)	(3)	-
Terminations and withdrawals	-	(11,826)	(65,980)	-	-
Transfers between subaccounts, net	8,594	4,476	(55,769)	-	-
Net increase (decrease) in net assets from contract owner transactions	8,594	(7,350)	(121,753)	2,254	12,476
Net increase (decrease) in net assets	8,595	2,556	(122,883)	4,802	12,027
Net assets at beginning of year	-	50,696	173,579	12,027	-
Net assets at end of year	$8,595	$53,252	$50,696	$16,829	$12,027

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Asset Allocation		American Funds IS Blue Chip Income and Growth		American Funds IS Global Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(20)	$89	$4,191	$3,595	$(72)	$(231)
Capital gains distributions	3,168	1,511	35,975	580	182	2,389
Realized capital gain (loss) on sales of fund shares	10,732	(9)	6,516	(15)	1	(12)
Change in unrealized appreciation/depreciation on investments during the year	1,667	(1,667)	32,222	(8,041)	1,392	(5,981)
Net increase (decrease) in net assets from operations	15,547	(76)	78,904	(3,881)	1,503	(3,835)

From contract owner transactions:
Variable annuity deposits	99,980	21,209	141,123	222,982	12,791	-
Contract owner maintenance charges	-	-	(350)	(4)	-	-
Terminations and withdrawals	(22,518)	-	(50,730)	(58)	(490)	(900)
Transfers between subaccounts, net	(114,142)	-	48,303	15,842	-	89,999
Net increase (decrease) in net assets from contract owner transactions	(36,680)	21,209	138,346	238,762	12,301	89,099
Net increase (decrease) in net assets	(21,133)	21,133	217,250	234,881	13,804	85,264
Net assets at beginning of year	21,133	-	240,769	5,888	85,264	-
Net assets at end of year	$-	$21,133	$458,019	$240,769	$99,068	$85,264

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Global Growth		American Funds IS Global Small Capitalization	American Funds IS Growth		American Funds IS Growth-Income
	2016	2015	2016	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$31	$97	$(2)	$(28)	$164	$119
Capital gains distributions	1,005	-	-	3,121	15,896	-
Realized capital gain (loss) on sales of fund shares	(5)	-	-	(14,341)	(767)	8
Change in unrealized appreciation/depreciation on investments during the year	(1,041)	(396)	11	7,952	(14,259)	1,780
Net increase (decrease) in net assets from operations	(10)	(299)	9	(3,296)	1,034	1,907

From contract owner transactions:
Variable annuity deposits	-	12,475	1,674	-	-	33,414
Contract owner maintenance charges	-	-	-	(7)	(71)	-
Terminations and withdrawals	-	-	-	(1,124)	(587)	-
Transfers between subaccounts, net	-	-	-	(52,022)	60,654	-
Net increase (decrease) in net assets from contract owner transactions	-	12,475	1,674	(53,153)	59,996	33,414
Net increase (decrease) in net assets	(10)	12,176	1,683	(56,449)	61,030	35,321
Net assets at beginning of year	12,176	-	-	93,541	32,511	-
Net assets at end of year	$12,166	$12,176	$1,683	$37,092	$93,541	$35,321

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS International		American Funds IS International Growth and Income		American Funds IS Mortgage
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(21)	$265	$1,218	$1,339	$598	$300
Capital gains distributions	(1)	1,846	275	1,387	707	348
Realized capital gain (loss) on sales of fund shares	(8,787)	(2,174)	(2,719)	(23)	(179)	(32)
Change in unrealized appreciation/depreciation on investments during the year	5,828	(5,820)	668	(13,435)	(1,247)	(899)
Net increase (decrease) in net assets from operations	(2,981)	(5,883)	(558)	(10,732)	(121)	(283)

From contract owner transactions:
Variable annuity deposits	16,280	-	10,819	-	34,662	-
Contract owner maintenance charges	(5)	(62)	-	-	(89)	(44)
Terminations and withdrawals	(232)	(250)	(564)	(730)	(28,874)	(253)
Transfers between subaccounts, net	(30,872)	40,304	(13,767)	89,831	56,101	37,944
Net increase (decrease) in net assets from contract owner transactions	(14,829)	39,992	(3,512)	89,101	61,800	37,647
Net increase (decrease) in net assets	(17,810)	34,109	(4,070)	78,369	61,679	37,364
Net assets at beginning of year	34,109	-	78,369	-	37,364	-
Net assets at end of year	$16,299	$34,109	$74,299	$78,369	$99,043	$37,364

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS New World		American Funds IS U.S. Government/AAA-Rated Securities		BlackRock Basic Value V.I.
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(130)	$(90)	$123	$1,494	$(3)	$85
Capital gains distributions	-	1,840	4,326	-	258	1,133
Realized capital gain (loss) on sales of fund shares	(5,209)	(3,267)	(567)	2	(13)	-
Change in unrealized appreciation/depreciation on investments during the year	5,530	(5,062)	(5,669)	(2,609)	1,335	(1,352)
Net increase (decrease) in net assets from operations	191	(6,579)	(1,787)	(1,113)	1,577	(134)

From contract owner transactions:
Variable annuity deposits	28,764	10,296	42,115	114,629	-	9,976
Contract owner maintenance charges	(4)	(46)	(94)	(45)	-	-
Terminations and withdrawals	(917)	-	(5,593)	-	-	-
Transfers between subaccounts, net	(26,759)	40,142	20,175	65,543	-	-
Net increase (decrease) in net assets from contract owner transactions	1,084	50,392	56,603	180,127	-	9,976
Net increase (decrease) in net assets	1,275	43,813	54,816	179,014	1,577	9,842
Net assets at beginning of year	51,541	7,728	179,014	-	9,842	-
Net assets at end of year	$52,816	$51,541	$233,830	$179,014	$11,419	$9,842

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	BlackRock Equity Dividend V.I.		BlackRock Global Allocation V.I.		BlackRock High Yield V.I.
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$226	$(84)	$(199)	$77	$15,950	$14,321
Capital gains distributions	5,121	7,890	-	16,884	-	2,181
Realized capital gain (loss) on sales of fund shares	(6,428)	(734)	(5,764)	(1,986)	(6,641)	(2,495)
Change in unrealized appreciation/depreciation on investments during the year	18,952	(11,166)	19,657	(20,911)	30,581	(29,439)
Net increase (decrease) in net assets from operations	17,871	(4,094)	13,694	(5,936)	39,890	(15,432)

From contract owner transactions:
Variable annuity deposits	30,785	-	106,354	114,705	9,352	14,265
Contract owner maintenance charges	(95)	(92)	(14)	(62)	(86)	(85)
Terminations and withdrawals	-	(1,753)	(42,228)	(4,642)	(5,165)	(5,438)
Transfers between subaccounts, net	2,989	(36,689)	(53,034)	(37,661)	26,018	20,759
Net increase (decrease) in net assets from contract owner transactions	33,679	(38,534)	11,078	72,340	30,119	29,501
Net increase (decrease) in net assets	51,550	(42,628)	24,772	66,404	70,009	14,069
Net assets at beginning of year	128,162	170,790	272,413	206,009	322,188	308,119
Net assets at end of year	$179,712	$128,162	$297,185	$272,413	$392,197	$322,188

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	BlackRock Large Cap Growth V.I.	Deutsche Core Equity VIP		Deutsche Global Growth VIP	Deutsche Global Small Cap VIP
	2016	2016	2015	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$(384)	$(1,146)	$28	$(941)	$(219)
Capital gains distributions	261	14,206	85	-	9,325	910
Realized capital gain (loss) on sales of fund shares	356	(1,386)	7	488	(2,286)	(8)
Change in unrealized appreciation/depreciation on investments during the year	(317)	628	(420)	(210)	(6,622)	(2,770)
Net increase (decrease) in net assets from operations	300	13,064	(1,474)	306	(524)	(2,087)

From contract owner transactions:
Variable annuity deposits	9,091	9,544	150,822	-	-	74,553
Contract owner maintenance charges	-	-	-	-	-	(5)
Terminations and withdrawals	(6,349)	-	-	-	(3,295)	-
Transfers between subaccounts, net	(2)	(13,641)	13,741	(8,398)	(4,601)	-
Net increase (decrease) in net assets from contract owner transactions	2,740	(4,097)	164,563	(8,398)	(7,896)	74,548
Net increase (decrease) in net assets	3,040	8,967	163,089	(8,092)	(8,420)	72,461
Net assets at beginning of year	-	163,089	-	8,092	80,755	8,294
Net assets at end of year	$3,040	$172,056	$163,089	$-	$72,335	$80,755

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP	Deutsche Large Cap Value VIP	Deutsche Small Mid Cap Value VIP	Dimensional VA Global Bond Portfolio
	2015	2016	2016	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7)	$1,800	$(36)	$(18)	$(167)	$(463)
Capital gains distributions	-	-	-	-	13	263
Realized capital gain (loss) on sales of fund shares	(103)	(458)	685	842	512	1,253
Change in unrealized appreciation/depreciation on investments during the year	21	-	-	-	772	638
Net increase (decrease) in net assets from operations	(89)	1,342	649	824	1,130	1,691

From contract owner transactions:
Variable annuity deposits	-	-	-	9,000	-	27,349
Contract owner maintenance charges	-	-	(26)	-	-	(5)
Terminations and withdrawals	(13)	-	(234)	(9,829)	(50,160)	(254,339)
Transfers between subaccounts, net	(12,032)	(1,342)	(389)	5	(7,952)	107,459
Net increase (decrease) in net assets from contract owner transactions	(12,045)	(1,342)	(649)	(824)	(58,112)	(119,536)
Net increase (decrease) in net assets	(12,134)	-	-	-	(56,982)	(117,845)
Net assets at beginning of year	12,134	-	-	-	59,313	177,158
Net assets at end of year	$-	$-	$-	$-	$2,331	$59,313

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dimensional VA International Small Portfolio		Dimensional VA International Value Portfolio		Dimensional VA Short-Term Fixed Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,456	$(61)	$2,508	$4,284	$(60)	$(202)
Capital gains distributions	675	1,242	-	-	-	32
Realized capital gain (loss) on sales of fund shares	(549)	4,485	(12,470)	1,352	-	(15)
Change in unrealized appreciation/depreciation on investments during the year	(772)	2,951	17,158	(21,551)	36	5
Net increase (decrease) in net assets from operations	810	8,617	7,196	(15,915)	(24)	(180)

From contract owner transactions:
Variable annuity deposits	-	8,831	-	132,241	-	9,397
Contract owner maintenance charges	-	-	(9)	(12)	-	-
Terminations and withdrawals	(16,926)	(125,320)	(6,322)	(121,114)	(102)	(92)
Transfers between subaccounts, net	65,834	4,466	(66,207)	111,002	-	(19,381)
Net increase (decrease) in net assets from contract owner transactions	48,908	(112,023)	(72,538)	122,117	(102)	(10,076)
Net increase (decrease) in net assets	49,718	(103,406)	(65,342)	106,202	(126)	(10,256)
Net assets at beginning of year	34,360	137,766	186,874	80,672	34,199	44,455
Net assets at end of year	$84,078	$34,360	$121,532	$186,874	$34,073	$34,199

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio		Dreyfus IP Small Cap Stock Index
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,762	$9,342	$(31)	$(93)	$(23)	$241
Capital gains distributions	6,016	34,680	484	1,601	3,672	6,651
Realized capital gain (loss) on sales of fund shares	(7,344)	3,780	(748)	2,990	(789)	2,037
Change in unrealized appreciation/depreciation on investments during the year	122,196	(80,145)	3,906	(3,734)	14,788	(9,337)
Net increase (decrease) in net assets from operations	129,630	(32,343)	3,611	764	17,648	(408)

From contract owner transactions:
Variable annuity deposits	667	177,508	-	5,798	2,246	-
Contract owner maintenance charges	(51)	(26)	-	(6)	(3)	-
Terminations and withdrawals	(20,158)	(244,535)	(3,855)	(53,049)	(9,229)	(58,149)
Transfers between subaccounts, net	34,289	389,842	(7,925)	40,074	55,265	23,522
Net increase (decrease) in net assets from contract owner transactions	14,747	322,789	(11,780)	(7,183)	48,279	(34,627)
Net increase (decrease) in net assets	144,377	290,446	(8,169)	(6,419)	65,927	(35,035)
Net assets at beginning of year	726,620	436,174	22,641	29,060	44,567	79,602
Net assets at end of year	$870,997	$726,620	$14,472	$22,641	$110,494	$44,567

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dreyfus IP Technology Growth		Dreyfus Stock Index	Eaton Vance VT Floating-Rate Income
	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(245)	$(23)	$(244)	$1,256	$695
Capital gains distributions	856	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(4)	-	25,667	(14)	(6)
Change in unrealized appreciation/depreciation on investments during the year	357	(174)	-	2,140	(1,353)
Net increase (decrease) in net assets from operations	964	(197)	25,423	3,382	(664)

From contract owner transactions:
Variable annuity deposits	5,430	11,336	-	-	18,713
Contract owner maintenance charges	(27)	(2)	(172)	-	-
Terminations and withdrawals	-	-	-	(1,425)	(122)
Transfers between subaccounts, net	-	-	(25,251)	24	2,014
Net increase (decrease) in net assets from contract owner transactions	5,403	11,334	(25,423)	(1,401)	20,605
Net increase (decrease) in net assets	6,367	11,137	-	1,981	19,941
Net assets at beginning of year	11,137	-	-	40,626	20,685
Net assets at end of year	$17,504	$11,137	$-	$42,607	$40,626

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Federated Fund for U.S. Government Securities II		Federated High Income Bond II		Fidelity VIP Balanced
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$486	$486	$328	$4,342	$(557)	$1,977
Capital gains distributions	-	-	-	-	7,031	1,236
Realized capital gain (loss) on sales of fund shares	206	1,287	(1,972)	(4,740)	(2,074)	(78)
Change in unrealized appreciation/depreciation on investments during the year	2	(1,449)	1,561	(1,611)	15,276	(6,739)
Net increase (decrease) in net assets from operations	694	324	(83)	(2,009)	19,676	(3,604)

From contract owner transactions:
Variable annuity deposits	-	-	-	104,790	101,280	134,118
Contract owner maintenance charges	(10)	(44)	-	(53)	-	-
Terminations and withdrawals	(4,735)	(3,581)	(10,322)	(84,355)	(2,062)	(133)
Transfers between subaccounts, net	(32,743)	(36,567)	(15,719)	(85,341)	(26,355)	57,397
Net increase (decrease) in net assets from contract owner transactions	(37,488)	(40,192)	(26,041)	(64,959)	72,863	191,382
Net increase (decrease) in net assets	(36,794)	(39,868)	(26,124)	(66,968)	92,539	187,778
Net assets at beginning of year	65,021	104,889	26,124	93,092	201,092	13,314
Net assets at end of year	$28,227	$65,021	$-	$26,124	$293,631	$201,092

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Contrafund		Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,265)	$2,373	$7	$(157)	$(479)	$(77)
Capital gains distributions	38,510	49,035	1,143	100	-	-
Realized capital gain (loss) on sales of fund shares	(39,480)	7,365	(3)	2,582	(1,034)	(272)
Change in unrealized appreciation/depreciation on investments during the year	10,973	(55,775)	2,268	(580)	3,026	(3,888)
Net increase (decrease) in net assets from operations	8,738	2,998	3,415	1,945	1,513	(4,237)

From contract owner transactions:
Variable annuity deposits	58,059	96,118	-	4,919	2,504	4,091
Contract owner maintenance charges	(248)	(517)	-	(15)	(76)	(9)
Terminations and withdrawals	(185,618)	(1,770)	-	-	(9,450)	-
Transfers between subaccounts, net	(153,013)	78,199	-	(2,615)	6,166	7,538
Net increase (decrease) in net assets from contract owner transactions	(280,820)	172,030	-	2,289	(856)	11,620
Net increase (decrease) in net assets	(272,082)	175,028	3,415	4,234	657	7,383
Net assets at beginning of year	714,653	539,625	15,698	11,464	44,640	37,257
Net assets at end of year	$442,571	$714,653	$19,113	$15,698	$45,297	$44,640

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Growth & Income		Fidelity VIP Growth Opportunities		Fidelity VIP High Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,316	$637	$(1,295)	$(1,438)	$2,049	$2,804
Capital gains distributions	2,703	2,417	6,457	33,731	-	-
Realized capital gain (loss) on sales of fund shares	560	2,265	(355)	1,497	(57)	(17)
Change in unrealized appreciation/depreciation on investments during the year	9,689	(7,517)	(6,319)	(18,774)	4,029	(7,158)
Net increase (decrease) in net assets from operations	14,268	(2,198)	(1,512)	15,016	6,021	(4,371)

From contract owner transactions:
Variable annuity deposits	21,664	-	13	15,257	-	46,869
Contract owner maintenance charges	(44)	-	(14)	-	-	-
Terminations and withdrawals	(3,030)	(487)	(9,818)	(11,671)	-	-
Transfers between subaccounts, net	35,030	(90,099)	6,413	30,152	-	-
Net increase (decrease) in net assets from contract owner transactions	53,620	(90,586)	(3,406)	33,738	-	46,869
Net increase (decrease) in net assets	67,888	(92,784)	(4,918)	48,754	6,021	42,498
Net assets at beginning of year	44,161	136,945	337,346	288,592	47,665	5,167
Net assets at end of year	$112,049	$44,161	$332,428	$337,346	$53,686	$47,665

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,980	$12,343	$3,496	$4,051	$(311)	$(283)
Capital gains distributions	910	413	123	288	11,317	16,857
Realized capital gain (loss) on sales of fund shares	40,420	9,650	984	(3,090)	(7,788)	3,817
Change in unrealized appreciation/depreciation on investments during the year	14,958	(17,727)	4,128	(7,046)	11,650	(25,803)
Net increase (decrease) in net assets from operations	59,268	4,679	8,731	(5,797)	14,868	(5,412)

From contract owner transactions:
Variable annuity deposits	2,796	15,257	43,979	44,661	15,322	48,708
Contract owner maintenance charges	(216)	(247)	(233)	(231)	(13)	(7)
Terminations and withdrawals	(415,623)	(12,902)	(21,911)	(1,994)	(15,738)	(1,093)
Transfers between subaccounts, net	(34,135)	304,123	(18,556)	(161,170)	(27,547)	(42,561)
Net increase (decrease) in net assets from contract owner transactions	(447,178)	306,231	3,279	(118,734)	(27,976)	5,047
Net increase (decrease) in net assets	(387,910)	310,910	12,010	(124,531)	(13,108)	(365)
Net assets at beginning of year	863,549	552,639	239,405	363,936	181,618	181,983
Net assets at end of year	$475,639	$863,549	$251,415	$239,405	$168,510	$181,618

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Overseas		Fidelity VIP Real Estate		Fidelity VIP Strategic Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$199	$89	$1,126	$1,516	$2,556	$3
Capital gains distributions	64	16	1,394	2,837	-	81
Realized capital gain (loss) on sales of fund shares	(52)	(6)	756	3,453	(387)	(7,269)
Change in unrealized appreciation/depreciation on investments during the year	(1,641)	(1,159)	1,638	(4,278)	(461)	15,399
Net increase (decrease) in net assets from operations	(1,430)	(1,060)	4,914	3,528	1,708	8,214

From contract owner transactions:
Variable annuity deposits	22,218	15,265	43,709	12,838	35,352	-
Contract owner maintenance charges	-	-	(8)	-	(19)	(78)
Terminations and withdrawals	(396)	(10)	(17,599)	(29,101)	(9,271)	(2,543)
Transfers between subaccounts, net	(5)	1,327	(9,629)	(2,389)	24,900	(428,433)
Net increase (decrease) in net assets from contract owner transactions	21,817	16,582	16,473	(18,652)	50,962	(431,054)
Net increase (decrease) in net assets	20,387	15,522	21,387	(15,124)	52,670	(422,840)
Net assets at beginning of year	15,522	-	124,629	139,753	34,936	457,776
Net assets at end of year	$35,909	$15,522	$146,016	$124,629	$87,606	$34,936

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Growth and Income VIP Fund		Franklin High Income VIP Fund		Franklin Income VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,802	$3,627	$8,609	$8,324	$4,250	$3,931
Capital gains distributions	13,145	3,335	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(289)	37	(20,073)	(455)	(197)	(89)
Change in unrealized appreciation/depreciation on investments during the year	2,258	(11,283)	31,765	(29,461)	10,155	(14,228)
Net increase (decrease) in net assets from operations	17,916	(4,284)	20,301	(21,592)	14,208	(10,386)

From contract owner transactions:
Variable annuity deposits	-	-	-	71,613	-	-
Contract owner maintenance charges	(9)	-	(92)	(81)	(146)	(155)
Terminations and withdrawals	(2,549)	(750)	(594)	(2,076)	(265)	-
Transfers between subaccounts, net	(23)	74,999	(109,929)	163,722	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,581)	74,249	(110,615)	233,178	(411)	(155)
Net increase (decrease) in net assets	15,335	69,965	(90,314)	211,586	13,797	(10,541)
Net assets at beginning of year	145,354	75,389	263,223	51,637	114,236	124,777
Net assets at end of year	$160,689	$145,354	$172,909	$263,223	$128,033	$114,236

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund		Franklin Mutual Shares VIP Fund
	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(99)	$4,449	$15,346	$711	$543
Capital gains distributions	3	34,804	39,025	6,019	1,453
Realized capital gain (loss) on sales of fund shares	2,371	(71,040)	543	35	(7)
Change in unrealized appreciation/depreciation on investments during the year	(792)	70,472	(91,539)	3,755	(3,582)
Net increase (decrease) in net assets from operations	1,483	38,685	(36,625)	10,520	(1,593)

From contract owner transactions:
Variable annuity deposits	-	29,998	-	-	-
Contract owner maintenance charges	-	-	(217)	(158)	(5)
Terminations and withdrawals	-	(374,839)	(66,496)	(1,176)	-
Transfers between subaccounts, net	(97,117)	(204,581)	217,727	34,346	17,776
Net increase (decrease) in net assets from contract owner transactions	(97,117)	(549,422)	151,014	33,012	17,771
Net increase (decrease) in net assets	(95,634)	(510,737)	114,389	43,532	16,178
Net assets at beginning of year	95,634	783,414	669,025	37,339	21,161
Net assets at end of year	$-	$272,677	$783,414	$80,871	$37,339

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Rising Dividends VIP Fund		Franklin Small Cap Value VIP Fund		Franklin Small-Mid Cap Growth VIP Fund
	2016	2015	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$730	$1,802	$(69)	$(31)	$(24)
Capital gains distributions	12,959	18,626	26,069	16,268	-
Realized capital gain (loss) on sales of fund shares	(286)	(8,286)	6,690	(2,347)	319
Change in unrealized appreciation/depreciation on investments during the year	3,454	(23,850)	35,890	(27,932)	56
Net increase (decrease) in net assets from operations	16,857	(11,708)	68,580	(14,042)	351

From contract owner transactions:
Variable annuity deposits	74,399	-	23,296	73,905	11,791
Contract owner maintenance charges	(4)	(4)	(138)	(7)	-
Terminations and withdrawals	(8,301)	(68,253)	(3,833)	(1,109)	(9,301)
Transfers between subaccounts, net	1,436	78,185	(7,890)	(36,834)	-
Net increase (decrease) in net assets from contract owner transactions	67,530	9,928	11,435	35,955	2,490
Net increase (decrease) in net assets	84,387	(1,780)	80,015	21,913	2,841
Net assets at beginning of year	107,710	109,490	173,888	151,975	-
Net assets at end of year	$192,097	$107,710	$253,903	$173,888	$2,841

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund		Goldman Sachs VIT Growth Opportunities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$104	$2,464	$1,636	$271	$(383)	$(49)
Capital gains distributions	-	718	-	-	414	-
Realized capital gain (loss) on sales of fund shares	(2,253)	(2,733)	196	(29)	1,174	(7,496)
Change in unrealized appreciation/depreciation on investments during the year	2,426	(1,126)	(1,930)	(725)	4,159	6,860
Net increase (decrease) in net assets from operations	277	(677)	(98)	(483)	5,364	(685)

From contract owner transactions:
Variable annuity deposits	-	116,319	-	55,745	21,664	-
Contract owner maintenance charges	-	-	(5)	(44)	(53)	-
Terminations and withdrawals	(15,829)	(21,789)	(644)	(253)	(3,184)	(296)
Transfers between subaccounts, net	68	(116,568)	(19,065)	72,996	37,768	(51,294)
Net increase (decrease) in net assets from contract owner transactions	(15,761)	(22,038)	(19,714)	128,444	56,195	(51,590)
Net increase (decrease) in net assets	(15,484)	(22,715)	(19,812)	127,961	61,559	(52,275)
Net assets at beginning of year	19,653	42,368	127,961	-	-	52,275
Net assets at end of year	$4,169	$19,653	$108,149	$127,961	$61,559	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Goldman Sachs VIT High Quality Floating Rate		Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value		Goldman Sachs VIT Small Cap Equity Insights
	2016	2015	2015	2016	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,371	$(214)	$(306)	$(186)	$(476)	$(171)
Capital gains distributions	-	-	3	43	5,656	-
Realized capital gain (loss) on sales of fund shares	(803)	(2,013)	1,518	(117)	(1,087)	(11,459)
Change in unrealized appreciation/depreciation on investments during the year	713	(1,482)	-	8,806	(6,986)	11,533
Net increase (decrease) in net assets from operations	1,281	(3,709)	1,215	8,546	(2,893)	(97)

From contract owner transactions:
Variable annuity deposits	5,190	10,059	-	3,351	55,745	14
Contract owner maintenance charges	(190)	(206)	(9)	-	(24)	(52)
Terminations and withdrawals	(29,110)	(233,085)	-	-	(2,985)	-
Transfers between subaccounts, net	(20,393)	(10,792)	(1,206)	-	(8,940)	(97,426)
Net increase (decrease) in net assets from contract owner transactions	(44,503)	(234,024)	(1,215)	3,351	43,796	(97,464)
Net increase (decrease) in net assets	(43,222)	(237,733)	-	11,897	40,903	(97,561)
Net assets at beginning of year	322,636	560,369	-	71,325	30,422	97,561
Net assets at end of year	$279,414	$322,636	$-	$83,222	$71,325	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity	Guggenheim VIF All Cap Value	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
	2015	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(351)	$(6)	$195	$1,685	$742
Capital gains distributions	2	-	582	3,165	10,428
Realized capital gain (loss) on sales of fund shares	5,630	(303)	715	(30,806)	(1,434)
Change in unrealized appreciation/depreciation on investments during the year	-	-	-	37,906	(21,387)
Net increase (decrease) in net assets from operations	5,281	(309)	1,492	11,950	(11,651)

From contract owner transactions:
Variable annuity deposits	-	7,378	15,000	-	-
Contract owner maintenance charges	(39)	-	-	(469)	(682)
Terminations and withdrawals	-	-	(16,490)	(1,993)	(2,997)
Transfers between subaccounts, net	(5,242)	(7,069)	(2)	(186,584)	(23,272)
Net increase (decrease) in net assets from contract owner transactions	(5,281)	309	(1,492)	(189,046)	(26,951)
Net increase (decrease) in net assets	-	-	-	(177,096)	(38,602)
Net assets at beginning of year	-	-	-	177,096	215,698
Net assets at end of year	$-	$-	$-	$-	$177,096

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF CLS AdvisorOne Global Growth		Guggenheim VIF CLS AdvisorOne Growth and Income		Guggenheim VIF Floating Rate Strategies
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$18	$298	$(63)	$(38)	$8,187	$2,349
Capital gains distributions	-	649	-	-	537	287
Realized capital gain (loss) on sales of fund shares	(1,877)	(1,307)	-	(934)	(131)	1,669
Change in unrealized appreciation/depreciation on investments during the year	4,670	(4,543)	96	1,563	4,558	(6,180)
Net increase (decrease) in net assets from operations	2,811	(4,903)	33	591	13,151	(1,875)

From contract owner transactions:
Variable annuity deposits	7,690	35,116	10,381	-	20,570	3,203
Contract owner maintenance charges	(129)	(156)	-	(26)	(513)	(543)
Terminations and withdrawals	(554)	(379)	-	(220)	(2,699)	(35,408)
Transfers between subaccounts, net	(51,091)	19,363	-	(29,946)	(144,174)	147,074
Net increase (decrease) in net assets from contract owner transactions	(44,084)	53,944	10,381	(30,192)	(126,816)	114,326
Net increase (decrease) in net assets	(41,273)	49,041	10,414	(29,601)	(113,665)	112,451
Net assets at beginning of year	49,041	-	-	29,601	317,934	205,483
Net assets at end of year	$7,768	$49,041	$10,414	$-	$204,269	$317,934

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield		Guggenheim VIF Large Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,044	$1,185	$6,541	$1,828	$512	$239
Capital gains distributions	-	2,447	-	382	482	4,654
Realized capital gain (loss) on sales of fund shares	(31,664)	6,755	(3,985)	127	342	1,123
Change in unrealized appreciation/depreciation on investments during the year	11,454	(17,107)	4,659	(2,724)	5,724	(6,747)
Net increase (decrease) in net assets from operations	(16,166)	(6,720)	7,215	(387)	7,060	(731)

From contract owner transactions:
Variable annuity deposits	-	44,919	-	-	-	-
Contract owner maintenance charges	(95)	(88)	-	(22)	-	(29)
Terminations and withdrawals	(29,670)	(518)	(5,314)	(97)	(3,176)	-
Transfers between subaccounts, net	(66,859)	32,157	108,331	(13,329)	-	6,532
Net increase (decrease) in net assets from contract owner transactions	(96,624)	76,470	103,017	(13,448)	(3,176)	6,503
Net increase (decrease) in net assets	(112,790)	69,750	110,232	(13,835)	3,884	5,772
Net assets at beginning of year	112,790	43,040	17,939	31,774	35,838	30,066
Net assets at end of year	$-	$112,790	$128,171	$17,939	$39,722	$35,838

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Long Short Equity		Guggenheim VIF Mid Cap Value		Guggenheim VIF Multi-Hedge Strategies
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(423)	$(562)	$(76)	$(139)	$(3,022)	$248
Capital gains distributions	-	-	2,847	3,993	-	-
Realized capital gain (loss) on sales of fund shares	(727)	73	(734)	(1,815)	(129)	465
Change in unrealized appreciation/depreciation on investments during the year	(413)	224	5,079	(6,996)	(2,402)	(915)
Net increase (decrease) in net assets from operations	(1,563)	(265)	7,116	(4,957)	(5,553)	(202)

From contract owner transactions:
Variable annuity deposits	1,675	-	64,733	48,708	41,847	122,455
Contract owner maintenance charges	(4)	(45)	(31)	(4)	(101)	(60)
Terminations and withdrawals	(610)	(635)	(1,236)	-	(10,329)	(19,982)
Transfers between subaccounts, net	(26,249)	34,513	16,436	411	(42,979)	164,518
Net increase (decrease) in net assets from contract owner transactions	(25,188)	33,833	79,902	49,115	(11,562)	266,931
Net increase (decrease) in net assets	(26,751)	33,568	87,018	44,158	(17,115)	266,729
Net assets at beginning of year	93,595	60,027	69,635	25,477	425,521	158,792
Net assets at end of year	$66,844	$93,595	$156,653	$69,635	$408,406	$425,521

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Small Cap Value		Guggenheim VIF StylePlus Large Core		Guggenheim VIF StylePlus Large Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(25)	$(19)	$135	$89	$(2)	$(50)
Capital gains distributions	1,494	696	253	1,047	-	(1)
Realized capital gain (loss) on sales of fund shares	(668)	(2)	428	849	-	2,233
Change in unrealized appreciation/depreciation on investments during the year	2,327	(1,043)	1,400	(1,298)	(53)	(607)
Net increase (decrease) in net assets from operations	3,128	(368)	2,216	687	(55)	1,575

From contract owner transactions:
Variable annuity deposits	-	-	12,000	11,746	-	1,500
Contract owner maintenance charges	(11)	(2)	-	(14)	-	-
Terminations and withdrawals	(853)	-	(12,826)	(245)	-	(19,433)
Transfers between subaccounts, net	(292)	7,754	-	(16,982)	5,613	(8,519)
Net increase (decrease) in net assets from contract owner transactions	(1,156)	7,752	(826)	(5,495)	5,613	(26,452)
Net increase (decrease) in net assets	1,972	7,384	1,390	(4,808)	5,558	(24,877)
Net assets at beginning of year	11,275	3,891	11,967	16,775	-	24,877
Net assets at end of year	$13,247	$11,275	$13,357	$11,967	$5,558	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF StylePlus Mid Growth		Guggenheim VIF Total Return Bond		Invesco V.I. American Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$50	$72	$15,002	$4,165	$(325)	$(416)
Capital gains distributions	103	906	-	-	1,388	3,829
Realized capital gain (loss) on sales of fund shares	156	(414)	5,515	4,711	(1,923)	(357)
Change in unrealized appreciation/depreciation on investments during the year	1,048	(1,155)	2,540	(6,547)	3,459	(6,475)
Net increase (decrease) in net assets from operations	1,357	(591)	23,057	2,329	2,599	(3,419)

From contract owner transactions:
Variable annuity deposits	-	-	417	39,075	6,362	3,189
Contract owner maintenance charges	-	-	(118)	(38)	-	-
Terminations and withdrawals	(1,891)	-	(15,572)	(11,528)	(1,923)	-
Transfers between subaccounts, net	6,142	2,283	13,133	16,643	(8,607)	-
Net increase (decrease) in net assets from contract owner transactions	4,251	2,283	(2,140)	44,152	(4,168)	3,189
Net increase (decrease) in net assets	5,608	1,692	20,917	46,481	(1,569)	(230)
Net assets at beginning of year	12,247	10,555	350,067	303,586	28,293	28,523
Net assets at end of year	$17,855	$12,247	$370,984	$350,067	$26,724	$28,293

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Balanced-Risk Allocation		Invesco V.I. Comstock		Invesco V.I. Core Equity
	2016	2015	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,261)	$319	$314	$228	$91
Capital gains distributions	-	836	2,603	90	2,064
Realized capital gain (loss) on sales of fund shares	12,003	(6)	1,099	8,328	(1,191)
Change in unrealized appreciation/depreciation on investments during the year	2,759	(1,907)	232	(11,281)	-
Net increase (decrease) in net assets from operations	13,501	(758)	4,248	(2,635)	964

From contract owner transactions:
Variable annuity deposits	99,980	12,475	15,000	-	30,000
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	(55)	(49)	(27,541)	(72,381)	(30,973)
Transfers between subaccounts, net	(107,880)	-	-	(11)	9
Net increase (decrease) in net assets from contract owner transactions	(7,955)	12,426	(12,541)	(72,392)	(964)
Net increase (decrease) in net assets	5,546	11,668	(8,293)	(75,027)	-
Net assets at beginning of year	21,158	9,490	27,017	102,044	-
Net assets at end of year	$26,704	$21,158	$18,724	$27,017	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care
	2016	2015	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$467	$114	$(78)	$(707)	$(321)
Capital gains distributions	1,384	1,171	-	8,278	6,812
Realized capital gain (loss) on sales of fund shares	1,383	(5)	(53)	(417)	(12,950)
Change in unrealized appreciation/depreciation on investments during the year	1,228	(1,801)	(33)	(8,658)	(2,425)
Net increase (decrease) in net assets from operations	4,462	(521)	(164)	(1,504)	(8,884)

From contract owner transactions:
Variable annuity deposits	30,000	-	-	40,000	12,762
Contract owner maintenance charges	(45)	(46)	(17)	(38)	(66)
Terminations and withdrawals	(32,827)	-	(7,938)	(2,563)	-
Transfers between subaccounts, net	7	-	(5)	(17)	10,390
Net increase (decrease) in net assets from contract owner transactions	(2,865)	(46)	(7,960)	37,382	23,086
Net increase (decrease) in net assets	1,597	(567)	(8,124)	35,878	14,202
Net assets at beginning of year	12,510	13,077	8,124	14,202	-
Net assets at end of year	$14,107	$12,510	$-	$50,080	$14,202

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Global Real Estate		Invesco V.I. Government Securities		Invesco V.I. High Yield
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$261	$798	$88	$107	$36	$135
Capital gains distributions	532	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	295	2,265	(418)	(1,540)	32	(271)
Change in unrealized appreciation/depreciation on investments during the year	(652)	(6,895)	530	1,415	53	91
Net increase (decrease) in net assets from operations	436	(3,832)	200	(18)	121	(45)

From contract owner transactions:
Variable annuity deposits	-	35,116	16,310	4,989	-	823
Contract owner maintenance charges	-	(20)	(10)	(17)	-	(17)
Terminations and withdrawals	(6,763)	(56,396)	(13,964)	(83,668)	(474)	(24,974)
Transfers between subaccounts, net	-	(28,115)	(17,352)	2,418	3,512	22,702
Net increase (decrease) in net assets from contract owner transactions	(6,763)	(49,415)	(15,016)	(76,278)	3,038	(1,466)
Net increase (decrease) in net assets	(6,327)	(53,247)	(14,816)	(76,296)	3,159	(1,511)
Net assets at beginning of year	33,501	86,748	22,396	98,692	-	1,511
Net assets at end of year	$27,174	$33,501	$7,580	$22,396	$3,159	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$303	$164	$(127)	$(65)	$(10)	$(18)
Capital gains distributions	-	-	2,798	1,686	-	-
Realized capital gain (loss) on sales of fund shares	470	13,739	(2,246)	(1,468)	(1,291)	(169)
Change in unrealized appreciation/depreciation on investments during the year	(1,831)	(16,132)	2,613	(965)	-	-
Net increase (decrease) in net assets from operations	(1,058)	(2,229)	3,038	(812)	(1,301)	(187)

From contract owner transactions:
Variable annuity deposits	2,345	-	24,000	-	-	-
Contract owner maintenance charges	-	(8)	-	(14)	-	(5)
Terminations and withdrawals	(10,485)	(104,452)	(24,926)	(99)	-	-
Transfers between subaccounts, net	(633)	2,861	-	(4,207)	1,301	192
Net increase (decrease) in net assets from contract owner transactions	(8,773)	(101,599)	(926)	(4,320)	1,301	187
Net increase (decrease) in net assets	(9,831)	(103,828)	2,112	(5,132)	-	-
Net assets at beginning of year	68,694	172,522	16,752	21,884	-	-
Net assets at end of year	$58,863	$68,694	$18,864	$16,752	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. S&P 500 Index		Invesco V.I. Small Cap Equity		Ivy Funds VIP Asset Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$497	$32	$(196)	$(675)	$25	$(57)
Capital gains distributions	3,561	1,340	2,163	18,471	-	6,813
Realized capital gain (loss) on sales of fund shares	(3,837)	(268)	(20,399)	4,775	(1,278)	(286)
Change in unrealized appreciation/depreciation on investments during the year	2,524	(5,175)	16,478	(28,003)	313	(9,951)
Net increase (decrease) in net assets from operations	2,745	(4,071)	(1,954)	(5,432)	(940)	(3,481)

From contract owner transactions:
Variable annuity deposits	-	29,910	-	-	-	59,217
Contract owner maintenance charges	-	(14)	(6)	(73)	-	(4)
Terminations and withdrawals	(367)	(46,895)	(7,008)	(56,673)	(466)	(2,870)
Transfers between subaccounts, net	(7,046)	(3,848)	(43,545)	53,763	(3,313)	(33,944)
Net increase (decrease) in net assets from contract owner transactions	(7,413)	(20,847)	(50,559)	(2,983)	(3,779)	22,399
Net increase (decrease) in net assets	(4,668)	(24,918)	(52,513)	(8,415)	(4,719)	18,918
Net assets at beginning of year	53,257	78,175	82,800	91,215	34,005	15,087
Net assets at end of year	$48,589	$53,257	$30,287	$82,800	$29,286	$34,005

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Balanced		Ivy Funds VIP Core Equity		Ivy Funds VIP Dividend Opportunities
	2016	2015	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$60	$92	$(9)	$60	$(48)
Capital gains distributions	6,834	3,677	-	13,211	-
Realized capital gain (loss) on sales of fund shares	(146)	(2,678)	(1,086)	(5,767)	(1)
Change in unrealized appreciation/depreciation on investments during the year	(6,383)	(2,416)	833	(6,987)	152
Net increase (decrease) in net assets from operations	365	(1,325)	(262)	517	103

From contract owner transactions:
Variable annuity deposits	-	55,058	-	-	7,690
Contract owner maintenance charges	-	(17)	-	-	-
Terminations and withdrawals	(297)	-	(7,952)	(71,823)	-
Transfers between subaccounts, net	-	(17,254)	(2)	(516)	-
Net increase (decrease) in net assets from contract owner transactions	(297)	37,787	(7,954)	(72,339)	7,690
Net increase (decrease) in net assets	68	36,462	(8,216)	(71,822)	7,793
Net assets at beginning of year	46,910	10,448	8,216	80,038	-
Net assets at end of year	$46,978	$46,910	$-	$8,216	$7,793

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Energy		Ivy Funds VIP Global Bond	Ivy Funds VIP Global Growth
	2016	2015	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(372)	$(286)	$(7)	$(59)	$-
Capital gains distributions	-	93	-	632	1,699
Realized capital gain (loss) on sales of fund shares	(1,489)	(79)	(205)	(347)	(125)
Change in unrealized appreciation/depreciation on investments during the year	9,892	(5,896)	96	(1,158)	(950)
Net increase (decrease) in net assets from operations	8,031	(6,168)	(116)	(932)	624

From contract owner transactions:
Variable annuity deposits	3,930	7,245	14,962	-	-
Contract owner maintenance charges	(73)	(69)	-	(5)	(17)
Terminations and withdrawals	-	-	-	(46)	(48)
Transfers between subaccounts, net	(5,714)	7,401	(17,690)	(6,205)	757
Net increase (decrease) in net assets from contract owner transactions	(1,857)	14,577	(2,728)	(6,256)	692
Net increase (decrease) in net assets	6,174	8,409	(2,844)	(7,188)	1,316
Net assets at beginning of year	27,078	18,669	2,844	28,711	27,395
Net assets at end of year	$33,252	$27,078	$-	$21,523	$28,711

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Global Natural Resources		Ivy Funds VIP Growth		Ivy Funds VIP High Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(22)	$(24)	$(89)	$(113)	$4,361	$9,990
Capital gains distributions	-	-	473	-	-	1,812
Realized capital gain (loss) on sales of fund shares	(1,562)	(1)	(1,172)	(177)	(3,350)	(9,746)
Change in unrealized appreciation/depreciation on investments during the year	1,665	(935)	(464)	136	8,340	(7,585)
Net increase (decrease) in net assets from operations	81	(960)	(1,252)	(154)	9,351	(5,529)

From contract owner transactions:
Variable annuity deposits	3,349	-	-	66,586	-	-
Contract owner maintenance charges	(8)	(6)	(16)	(5)	(27)	(38)
Terminations and withdrawals	-	-	-	-	(15,085)	(90,442)
Transfers between subaccounts, net	(2,924)	7,399	(53,395)	(7,157)	(13,164)	(77,678)
Net increase (decrease) in net assets from contract owner transactions	417	7,393	(53,411)	59,424	(28,276)	(168,158)
Net increase (decrease) in net assets	498	6,433	(54,663)	59,270	(18,925)	(173,687)
Net assets at beginning of year	6,433	-	59,270	-	75,023	248,710
Net assets at end of year	$6,931	$6,433	$4,607	$59,270	$56,098	$75,023

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP International Core Equity		Ivy Funds VIP Limited-Term Bond		Ivy Funds VIP Mid Cap Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$460	$112	$21,924	$3,509	$(219)	$(638)
Capital gains distributions	560	3,180	-	-	982	9,644
Realized capital gain (loss) on sales of fund shares	(1,270)	(658)	(21,044)	(82)	(9,353)	(1,716)
Change in unrealized appreciation/depreciation on investments during the year	623	(4,170)	2,132	(2,807)	4,954	(13,457)
Net increase (decrease) in net assets from operations	373	(1,536)	3,012	620	(3,636)	(6,167)

From contract owner transactions:
Variable annuity deposits	-	-	-	14,962	-	-
Contract owner maintenance charges	-	(15)	(411)	(396)	(5)	(54)
Terminations and withdrawals	(2,739)	(4,982)	(124,456)	(10,525)	(7,992)	(61,686)
Transfers between subaccounts, net	(2,186)	36,043	(59,083)	45,470	(12,269)	71,930
Net increase (decrease) in net assets from contract owner transactions	(4,925)	31,046	(183,950)	49,511	(20,266)	10,190
Net increase (decrease) in net assets	(4,552)	29,510	(180,938)	50,131	(23,902)	4,023
Net assets at beginning of year	56,503	26,993	363,520	313,389	72,433	68,410
Net assets at end of year	$51,951	$56,503	$182,582	$363,520	$48,531	$72,433

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Real Estate Securities		Ivy Funds VIP Science and Technology		Ivy Funds VIP Small Cap Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(9)	$(80)	$(418)	$(454)	$(398)	$(178)
Capital gains distributions	-	1,654	1,724	1,684	2,830	-
Realized capital gain (loss) on sales of fund shares	(261)	(6,881)	(400)	(306)	(357)	(10)
Change in unrealized appreciation/depreciation on investments during the year	(141)	265	(742)	(3,930)	(1,801)	(2,832)
Net increase (decrease) in net assets from operations	(411)	(5,042)	164	(3,006)	274	(3,020)

From contract owner transactions:
Variable annuity deposits	8,093	2,772	-	24,622	480	32,517
Contract owner maintenance charges	-	(28)	-	-	(30)	(12)
Terminations and withdrawals	-	-	(2,775)	-	(1,262)	-
Transfers between subaccounts, net	(7,788)	5,313	-	(15,219)	-	-
Net increase (decrease) in net assets from contract owner transactions	305	8,057	(2,775)	9,403	(812)	32,505
Net increase (decrease) in net assets	(106)	3,015	(2,611)	6,397	(538)	29,485
Net assets at beginning of year	3,015	-	49,455	43,058	29,485	-
Net assets at end of year	$2,909	$3,015	$46,844	$49,455	$28,947	$29,485

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Small Cap Value		Ivy Funds VIP Value	Janus Aspen Enterprise
	2016	2015	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(433)	$(438)	$(49)	$(713)	$52
Capital gains distributions	4,540	2,646	463	5,063	2,918
Realized capital gain (loss) on sales of fund shares	(1,708)	(863)	(3,934)	(3,575)	(31)
Change in unrealized appreciation/depreciation on investments during the year	11,539	(4,819)	853	5,805	(3,936)
Net increase (decrease) in net assets from operations	13,938	(3,474)	(2,667)	6,580	(997)

From contract owner transactions:
Variable annuity deposits	39,432	3,880	-	13,698	26,345
Contract owner maintenance charges	(123)	(63)	-	(80)	(2)
Terminations and withdrawals	(2,330)	(5,417)	(491)	(792)	(267)
Transfers between subaccounts, net	(11,266)	33,947	(77,907)	47,004	26,036
Net increase (decrease) in net assets from contract owner transactions	25,713	32,347	(78,398)	59,830	52,112
Net increase (decrease) in net assets	39,651	28,873	(81,065)	66,410	51,115
Net assets at beginning of year	53,452	24,579	81,065	53,956	2,841
Net assets at end of year	$93,103	$53,452	$-	$120,366	$53,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Janus Aspen Forty		Janus Aspen Janus Portfolio		Janus Aspen Overseas
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5)	$(118)	$(2)	$5	$269	$(1)
Capital gains distributions	(1)	651	355	2,697	281	227
Realized capital gain (loss) on sales of fund shares	(932)	(7,256)	(14)	104	(8,573)	(29)
Change in unrealized appreciation/depreciation on investments during the year	(90)	7,184	(348)	(1,398)	1,433	(3,757)
Net increase (decrease) in net assets from operations	(1,028)	461	(9)	1,408	(6,590)	(3,560)

From contract owner transactions:
Variable annuity deposits	9,544	23,391	-	6,181	-	57,648
Contract owner maintenance charges	-	-	-	-	(9)	(3)
Terminations and withdrawals	-	(400)	(64)	(9,312)	-	-
Transfers between subaccounts, net	(13,579)	(89,350)	-	(16,306)	(46,321)	-
Net increase (decrease) in net assets from contract owner transactions	(4,035)	(66,359)	(64)	(19,437)	(46,330)	57,645
Net increase (decrease) in net assets	(5,063)	(65,898)	(73)	(18,029)	(52,920)	54,085
Net assets at beginning of year	5,063	70,961	5,809	23,838	61,752	7,667
Net assets at end of year	$-	$5,063	$5,736	$5,809	$8,832	$61,752

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Janus Aspen Perkins Mid Cap Value		JPMorgan Insurance Trust Core Bond Portfolio		JPMorgan Insurance Trust Intrepid MidCap Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$91	$149	$816	$1,434	$107	$159
Capital gains distributions	3,176	2,244	-	-	26,292	31,733
Realized capital gain (loss) on sales of fund shares	(5,203)	(37)	(9)	(5)	(2,354)	(847)
Change in unrealized appreciation/depreciation on investments during the year	3,419	(3,419)	(934)	(1,233)	2,473	(45,888)
Net increase (decrease) in net assets from operations	1,483	(1,063)	(127)	196	26,518	(14,843)

From contract owner transactions:
Variable annuity deposits	-	-	61,287	-	-	9,154
Contract owner maintenance charges	-	-	-	-	(81)	(83)
Terminations and withdrawals	(142)	(300)	(263)	(264)	(9,048)	(8,699)
Transfers between subaccounts, net	(23,502)	23,524	-	-	(3,220)	60,686
Net increase (decrease) in net assets from contract owner transactions	(23,644)	23,224	61,024	(264)	(12,349)	61,058
Net increase (decrease) in net assets	(22,161)	22,161	60,897	(68)	14,169	46,215
Net assets at beginning of year	22,161	-	47,294	47,362	243,611	197,396
Net assets at end of year	$-	$22,161	$108,191	$47,294	$257,780	$243,611

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	JPMorgan Insurance Trust Small Cap Core Portfolio		JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC
	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(270)	$(118)	$(11)	$12,855	$5,856
Capital gains distributions	6,659	-	-	-	934
Realized capital gain (loss) on sales of fund shares	(13)	(7)	(599)	(4,020)	(2,458)
Change in unrealized appreciation/depreciation on investments during the year	13,962	(4,709)	-	10,698	(5,731)
Net increase (decrease) in net assets from operations	20,338	(4,834)	(610)	19,533	(1,399)

From contract owner transactions:
Variable annuity deposits	15,322	-	-	30,584	140,081
Contract owner maintenance charges	-	-	-	(134)	(165)
Terminations and withdrawals	-	-	(45,594)	(7,590)	(8,096)
Transfers between subaccounts, net	26,000	54,999	46,204	118,274	(91,950)
Net increase (decrease) in net assets from contract owner transactions	41,322	54,999	610	141,134	39,870
Net increase (decrease) in net assets	61,660	50,165	-	160,667	38,471
Net assets at beginning of year	50,165	-	-	181,463	142,992
Net assets at end of year	$111,825	$50,165	$-	$342,130	$181,463

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Lord Abbett Series Calibrated Dividend Growth VC		Lord Abbett Series Developing Growth VC		Lord Abbett Series Growth and Income VC
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$29	$47	$(72)	$(154)	$30	$(79)
Capital gains distributions	159	306	-	142	474	1,752
Realized capital gain (loss) on sales of fund shares	(16)	(1)	(9)	(1,696)	(1)	22
Change in unrealized appreciation/depreciation on investments during the year	269	(443)	(445)	(1,487)	4,486	(3,145)
Net increase (decrease) in net assets from operations	441	(91)	(526)	(3,195)	4,989	(1,450)

From contract owner transactions:
Variable annuity deposits	-	-	-	14	-	-
Contract owner maintenance charges	-	-	-	(52)	(119)	(117)
Terminations and withdrawals	(1,182)	(34)	-	-	-	-
Transfers between subaccounts, net	(9)	-	-	11,870	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,191)	(34)	-	11,832	(119)	(117)
Net increase (decrease) in net assets	(750)	(125)	(526)	8,637	4,870	(1,567)
Net assets at beginning of year	3,377	3,502	17,280	8,643	32,442	34,009
Net assets at end of year	$2,627	$3,377	$16,754	$17,280	$37,312	$32,442

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Lord Abbett Series Total Return VC		MFS VIT Emerging Markets Equity		MFS VIT Global Tactical Allocation	MFS VIT High Yield
	2016	2015	2016	2015	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,546	$4,283	$(24)	$72	$(215)	$(37)
Capital gains distributions	801	225	-	-	1,725	-
Realized capital gain (loss) on sales of fund shares	(681)	58	(151)	(116)	(8)	873
Change in unrealized appreciation/depreciation on investments during the year	3,365	(6,320)	2,987	(4,513)	(2,408)	-
Net increase (decrease) in net assets from operations	8,031	(1,754)	2,812	(4,557)	(906)	836

From contract owner transactions:
Variable annuity deposits	10,602	14,697	-	-	1,300	-
Contract owner maintenance charges	-	(26)	-	-	-	-
Terminations and withdrawals	(28,611)	(3,489)	(722)	(984)	-	-
Transfers between subaccounts, net	33,899	51,812	3,001	10,149	31,610	(836)
Net increase (decrease) in net assets from contract owner transactions	15,890	62,994	2,279	9,165	32,910	(836)
Net increase (decrease) in net assets	23,921	61,240	5,091	4,608	32,004	-
Net assets at beginning of year	186,061	124,821	28,249	23,641	-	-
Net assets at end of year	$209,982	$186,061	$33,340	$28,249	$32,004	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT II MA Investors Growth Stock		MFS VIT II Research International		MFS VIT International Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(8)	$(9)	$(83)	$946	$1,041	$(135)
Capital gains distributions	1,455	-	-	745	7,631	33
Realized capital gain (loss) on sales of fund shares	(2)	-	(212)	(420)	(332)	(344)
Change in unrealized appreciation/depreciation on investments during the year	(798)	(423)	(1,648)	(11,853)	(9,301)	126
Net increase (decrease) in net assets from operations	647	(432)	(1,943)	(10,582)	(961)	(320)

From contract owner transactions:
Variable annuity deposits	-	12,475	-	128,000	48,246	25,165
Contract owner maintenance charges	-	-	-	(21)	(441)	(46)
Terminations and withdrawals	-	-	-	(73)	(9,272)	-
Transfers between subaccounts, net	-	-	-	(43,368)	140,723	72,959
Net increase (decrease) in net assets from contract owner transactions	-	12,475	-	84,538	179,256	98,078
Net increase (decrease) in net assets	647	12,043	(1,943)	73,956	178,295	97,758
Net assets at beginning of year	12,043	-	82,691	8,735	97,758	-
Net assets at end of year	$12,690	$12,043	$80,748	$82,691	$276,053	$97,758

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT Investors Trust		MFS VIT New Discovery		MFS VIT Research
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6)	$(53)	$(728)	$(359)	$(635)	$(637)
Capital gains distributions	(1)	-	2,968	2,552	6,952	5,167
Realized capital gain (loss) on sales of fund shares	(602)	2	(5,695)	(8,359)	(63)	6
Change in unrealized appreciation/depreciation on investments during the year	(344)	344	11,438	(1,728)	(1,668)	(3,631)
Net increase (decrease) in net assets from operations	(953)	293	7,983	(7,894)	4,586	905

From contract owner transactions:
Variable annuity deposits	-	-	17,331	80,861	-	65,401
Contract owner maintenance charges	-	(13)	(52)	(3)	-	-
Terminations and withdrawals	-	-	(2,563)	(244)	-	-
Transfers between subaccounts, net	(14,128)	14,801	(16,426)	(37,439)	-	-
Net increase (decrease) in net assets from contract owner transactions	(14,128)	14,788	(1,710)	43,175	-	65,401
Net increase (decrease) in net assets	(15,081)	15,081	6,273	35,281	4,586	66,306
Net assets at beginning of year	15,081	-	73,821	38,540	66,306	-
Net assets at end of year	$-	$15,081	$80,094	$73,821	$70,892	$66,306

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT Total Return		MFS VIT Total Return Bond		MFS VIT Utilities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$316	$(37)	$(30)	$388	$1,729	$2,886
Capital gains distributions	848	-	-	-	1,337	5,928
Realized capital gain (loss) on sales of fund shares	2	-	241	4,865	(2,603)	(1,097)
Change in unrealized appreciation/depreciation on investments during the year	612	(386)	489	(7,090)	6,015	(20,556)
Net increase (decrease) in net assets from operations	1,778	(423)	700	(1,837)	6,478	(12,839)

From contract owner transactions:
Variable annuity deposits	-	25,000	-	-	192	8,634
Contract owner maintenance charges	-	-	-	(173)	(17)	(32)
Terminations and withdrawals	-	-	(18,654)	(2,625)	(15,319)	(58,721)
Transfers between subaccounts, net	-	-	(7)	(590,481)	2,868	(7)
Net increase (decrease) in net assets from contract owner transactions	-	25,000	(18,661)	(593,279)	(12,276)	(50,126)
Net increase (decrease) in net assets	1,778	24,577	(17,961)	(595,116)	(5,798)	(62,965)
Net assets at beginning of year	24,577	-	17,961	613,077	63,970	126,935
Net assets at end of year	$26,355	$24,577	$-	$17,961	$58,172	$63,970

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity		Morningstar Aggressive Growth ETF Asset Allocation Portfolio_(b)
	2016	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(135)	$(12)	$604	$(28)	$(21)
Capital gains distributions	-	-	-	732	217
Realized capital gain (loss) on sales of fund shares	(12)	(1,326)	(3,179)	(15)	(8)
Change in unrealized appreciation/depreciation on investments during the year	(1,788)	4,849	(6,102)	678	(993)
Net increase (decrease) in net assets from operations	(1,935)	3,511	(8,677)	1,367	(805)

From contract owner transactions:
Variable annuity deposits	-	-	4,577	-	4,489
Contract owner maintenance charges	-	-	-	(37)	(37)
Terminations and withdrawals	(639)	(10,758)	(83,620)	-	-
Transfers between subaccounts, net	50,321	-	4,988	-	-
Net increase (decrease) in net assets from contract owner transactions	49,682	(10,758)	(74,055)	(37)	4,452
Net increase (decrease) in net assets	47,747	(7,247)	(82,732)	1,330	3,647
Net assets at beginning of year	-	63,456	146,188	14,260	10,613
Net assets at end of year	$47,747	$56,209	$63,456	$15,590	$14,260

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morningstar Balanced ETF Asset Allocation Portfolio_(b)		Morningstar Conservative ETF Asset Allocation Portfolio_(b)		Morningstar Growth ETF Asset Allocation Portfolio_(b)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,623	$(275)	$4,023	$3,234	$575	$(333)
Capital gains distributions	51,364	25,425	31,466	30,900	12,906	3,348
Realized capital gain (loss) on sales of fund shares	(1,081)	(4,106)	(3,289)	(581)	(178)	250
Change in unrealized appreciation/depreciation on investments during the year	10,375	(55,947)	8,971	(60,237)	4,957	(13,464)
Net increase (decrease) in net assets from operations	64,281	(34,903)	41,171	(26,684)	18,260	(10,199)

From contract owner transactions:
Variable annuity deposits	96,178	97,128	-	373,575	65,321	35,067
Contract owner maintenance charges	(619)	(548)	(864)	(388)	(186)	(112)
Terminations and withdrawals	(12,641)	(4,515)	(71,212)	(7,707)	(6,257)	(2,205)
Transfers between subaccounts, net	-	(373,090)	-	(111,392)	-	-
Net increase (decrease) in net assets from contract owner transactions	82,918	(281,025)	(72,076)	254,088	58,878	32,750
Net increase (decrease) in net assets	147,199	(315,928)	(30,905)	227,404	77,138	22,551
Net assets at beginning of year	923,268	1,239,196	1,234,762	1,007,358	220,059	197,508
Net assets at end of year	$1,070,467	$923,268	$1,203,857	$1,234,762	$297,197	$220,059

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morningstar Income and Growth ETF Asset Allocation Portfolio_(b)		Neuberger Berman AMT Guardian		Oppenheimer Global Fund/VA
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$22	$40	$(206)	$(170)	$(218)	$(92)
Capital gains distributions	458	330	4,312	5,882	1,603	1,673
Realized capital gain (loss) on sales of fund shares	(8)	(2)	(158)	(56)	(5,438)	(634)
Change in unrealized appreciation/depreciation on investments during the year	(60)	(828)	(2,360)	(7,165)	(38)	(2,776)
Net increase (decrease) in net assets from operations	412	(460)	1,588	(1,509)	(4,091)	(1,829)

From contract owner transactions:
Variable annuity deposits	-	8,979	-	-	3,907	14,962
Contract owner maintenance charges	-	-	(79)	(81)	(145)	(155)
Terminations and withdrawals	-	-	-	-	-	(2,282)
Transfers between subaccounts, net	-	-	-	-	(54,949)	48,970
Net increase (decrease) in net assets from contract owner transactions	-	8,979	(79)	(81)	(51,187)	61,495
Net increase (decrease) in net assets	412	8,519	1,509	(1,590)	(55,278)	59,666
Net assets at beginning of year	8,519	-	22,237	23,827	83,853	24,187
Net assets at end of year	$8,931	$8,519	$23,746	$22,237	$28,575	$83,853

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA		Oppenheimer Main Street Small Cap Fund/VA
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,629	$426	$562	$1,499	$(968)	$168
Capital gains distributions	-	-	5,195	23,698	11,090	33,477
Realized capital gain (loss) on sales of fund shares	(49)	(625)	(1,853)	(11,519)	(1,296)	(1,227)
Change in unrealized appreciation/depreciation on investments during the year	1,692	(3,123)	(12,373)	(4,549)	40,976	(50,789)
Net increase (decrease) in net assets from operations	5,272	(3,322)	(8,469)	9,129	49,802	(18,371)

From contract owner transactions:
Variable annuity deposits	-	98,904	2,286	12,074	13,486	19,553
Contract owner maintenance charges	(344)	(118)	(3)	(4)	(27)	(5)
Terminations and withdrawals	(238)	-	(18,321)	(105,015)	(7,072)	(8,556)
Transfers between subaccounts, net	-	(5,854)	9,998	(25,916)	14,000	64,140
Net increase (decrease) in net assets from contract owner transactions	(582)	92,932	(6,040)	(118,861)	20,387	75,132
Net increase (decrease) in net assets	4,690	89,610	(14,509)	(109,732)	70,189	56,761
Net assets at beginning of year	108,745	19,135	247,480	357,212	255,940	199,179
Net assets at end of year	$113,435	$108,745	$232,971	$247,480	$326,129	$255,940

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,152	$1,559	$643	$3,821	$8,542	$13,703
Capital gains distributions	-	-	-	-	-	1,089
Realized capital gain (loss) on sales of fund shares	(19)	399	(5,676)	(6,631)	(6,085)	(15,375)
Change in unrealized appreciation/depreciation on investments during the year	8,003	(6,868)	18,802	(27,677)	19,609	(2,879)
Net increase (decrease) in net assets from operations	9,136	(4,910)	13,769	(30,487)	22,066	(3,462)

From contract owner transactions:
Variable annuity deposits	9,412	151,908	8,995	3,051	12,294	3,026
Contract owner maintenance charges	(56)	(12)	(12)	(11)	-	(8)
Terminations and withdrawals	(323)	(3,135)	(10,239)	(16,963)	(26,591)	(161,719)
Transfers between subaccounts, net	-	(76,872)	30,304	9,401	(27,850)	2,259
Net increase (decrease) in net assets from contract owner transactions	9,033	71,889	29,048	(4,522)	(42,147)	(156,442)
Net increase (decrease) in net assets	18,169	66,979	42,817	(35,009)	(20,081)	(159,904)
Net assets at beginning of year	66,979	-	88,583	123,592	199,658	359,562
Net assets at end of year	$85,148	$66,979	$131,400	$88,583	$179,577	$199,658

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)		PIMCO VIT High Yield
	2016	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$31	$73	$75	$6,458	$1,906
Capital gains distributions	-	-	-	-	53
Realized capital gain (loss) on sales of fund shares	(27)	(56)	(6)	12,039	(2,445)
Change in unrealized appreciation/depreciation on investments during the year	(4,411)	408	(488)	541	(188)
Net increase (decrease) in net assets from operations	(4,407)	425	(419)	19,038	(674)

From contract owner transactions:
Variable annuity deposits	-	-	-	2,232	-
Contract owner maintenance charges	-	-	-	-	(27)
Terminations and withdrawals	(630)	(954)	-	(14,415)	(283)
Transfers between subaccounts, net	51,795	775	-	(4,242)	875
Net increase (decrease) in net assets from contract owner transactions	51,165	(179)	-	(16,425)	565
Net increase (decrease) in net assets	46,758	246	(419)	2,613	(109)
Net assets at beginning of year	-	8,107	8,526	3,288	3,397
Net assets at end of year	$46,758	$8,353	$8,107	$5,901	$3,288

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Low Duration Advisor Class		PIMCO VIT Real Return Administrative Class_(d)	PIMCO VIT Real Return Advisor Class
	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14,516	$51,565	$32	$1,668	$2,740
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(51,857)	(5,853)	(27)	(37)	(370)
Change in unrealized appreciation/depreciation on investments during the year	41,562	(56,950)	-	2,606	(5,408)
Net increase (decrease) in net assets from operations	4,221	(11,238)	5	4,237	(3,038)

From contract owner transactions:
Variable annuity deposits	23,945	619,338	3,000	5,025	-
Contract owner maintenance charges	(2,535)	(177)	-	(28)	(10)
Terminations and withdrawals	(706,479)	(13,687)	(3,005)	(294)	(216)
Transfers between subaccounts, net	(608,235)	935,653	-	60,121	28,738
Net increase (decrease) in net assets from contract owner transactions	(1,293,304)	1,541,127	(5)	64,824	28,512
Net increase (decrease) in net assets	(1,289,083)	1,529,889	-	69,061	25,474
Net assets at beginning of year	2,049,840	519,951	-	81,069	55,595
Net assets at end of year	$760,757	$2,049,840	$-	$150,130	$81,069

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Short-Term		PIMCO VIT Total Return Administrative Class_(d)		PIMCO VIT Total Return Advisor Class
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$391	$207	$519	$3,453	$3,293	$11,058
Capital gains distributions	1,280	21	-	143	-	3,216
Realized capital gain (loss) on sales of fund shares	(370)	500	(1,549)	739	(2,453)	(438)
Change in unrealized appreciation/depreciation on investments during the year	(1,121)	6	487	(3,187)	14,989	(16,153)
Net increase (decrease) in net assets from operations	180	734	(543)	1,148	15,829	(2,317)

From contract owner transactions:
Variable annuity deposits	21,834	7,945	66,000	-	34,368	47,020
Contract owner maintenance charges	(28)	(9)	-	-	(502)	(121)
Terminations and withdrawals	(92,136)	(77,183)	(76,986)	(157,806)	(100,766)	(11,005)
Transfers between subaccounts, net	303,507	(4,774)	(21)	-	112,683	10,503
Net increase (decrease) in net assets from contract owner transactions	233,177	(74,021)	(11,007)	(157,806)	45,783	46,397
Net increase (decrease) in net assets	233,357	(73,287)	(11,550)	(156,658)	61,612	44,080
Net assets at beginning of year	35,884	109,171	13,248	169,906	297,631	253,551
Net assets at end of year	$269,241	$35,884	$1,698	$13,248	$359,243	$297,631

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Pioneer Bond VCT		Pioneer High Yield VCT		Pioneer Real Estate Shares VCT
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,266	$5,201	$65	$1,157	$234	$54
Capital gains distributions	99	1,959	-	-	2,445	-
Realized capital gain (loss) on sales of fund shares	(383)	(120)	(3,353)	355	(10)	-
Change in unrealized appreciation/depreciation on investments during the year	3,160	(7,273)	2,570	(2,570)	(2,122)	222
Net increase (decrease) in net assets from operations	7,142	(233)	(718)	(1,058)	547	276

From contract owner transactions:
Variable annuity deposits	-	10,680	-	25,500	-	12,500
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(13,921)	(14,316)	-	-	-	-
Transfers between subaccounts, net	(6,101)	(53,150)	(22,580)	(1,144)	-	-
Net increase (decrease) in net assets from contract owner transactions	(20,022)	(56,786)	(22,580)	24,356	-	12,500
Net increase (decrease) in net assets	(12,880)	(57,019)	(23,298)	23,298	547	12,776
Net assets at beginning of year	210,699	267,718	23,298	-	12,776	-
Net assets at end of year	$197,819	$210,699	$-	$23,298	$13,323	$12,776

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Pioneer Strategic Income VCT		Power Income VIT		Probabilities Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,274	$1,626	$(167)	$105	$(1,214)	$(1,229)
Capital gains distributions	-	449	-	-	-	28,809
Realized capital gain (loss) on sales of fund shares	(32)	(26)	(18)	(16)	(11,713)	(150)
Change in unrealized appreciation/depreciation on investments during the year	6,858	(7,501)	509	(552)	15,412	(44,277)
Net increase (decrease) in net assets from operations	10,100	(5,452)	324	(463)	2,485	(16,847)

From contract owner transactions:
Variable annuity deposits	-	165,967	-	-	6,404	11,334
Contract owner maintenance charges	-	-	(40)	(41)	(413)	(426)
Terminations and withdrawals	-	-	-	-	(52,190)	(3,169)
Transfers between subaccounts, net	-	14,618	-	11	(19,230)	(7,133)
Net increase (decrease) in net assets from contract owner transactions	-	180,585	(40)	(30)	(65,429)	606
Net increase (decrease) in net assets	10,100	175,133	284	(493)	(62,944)	(16,241)
Net assets at beginning of year	175,133	-	11,331	11,824	245,945	262,186
Net assets at end of year	$185,233	$175,133	$11,615	$11,331	$183,001	$245,945

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Putnam VT Absolute Return 500		Putnam VT Equity Income		Putnam VT Growth Opportunities_(c)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,229	$(1,232)	$2,456	$(625)	$(1,115)	$(593)
Capital gains distributions	-	-	5,804	-	10,367	-
Realized capital gain (loss) on sales of fund shares	(2,338)	(63)	2,358	8	(73)	18
Change in unrealized appreciation/depreciation on investments during the year	(3,904)	(3,054)	28,995	(9,113)	(3,501)	3,701
Net increase (decrease) in net assets from operations	(1,013)	(4,349)	39,613	(9,730)	5,678	3,126

From contract owner transactions:
Variable annuity deposits	2,500	87,006	10,332	176,784	-	111,666
Contract owner maintenance charges	(75)	(77)	(45)	(4)	(400)	(133)
Terminations and withdrawals	(1,516)	(6,530)	(6,484)	(35)	-	-
Transfers between subaccounts, net	(43,162)	126,882	(30,316)	114,820	-	-
Net increase (decrease) in net assets from contract owner transactions	(42,253)	207,281	(26,513)	291,565	(400)	111,533
Net increase (decrease) in net assets	(43,266)	202,932	13,100	281,835	5,278	114,659
Net assets at beginning of year	202,932	-	299,009	17,174	114,659	-
Net assets at end of year	$159,666	$202,932	$312,109	$299,009	$119,937	$114,659

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Putnam VT High Yield		Putnam VT Income		Rydex VIF Banking
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,909	$8,182	$5,259	$6,236	$(172)	$(34)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(5,959)	(11,779)	(880)	(353)	357	(1,866)
Change in unrealized appreciation/depreciation on investments during the year	4,474	(3,134)	(2,378)	(8,309)	8,495	-
Net increase (decrease) in net assets from operations	424	(6,731)	2,001	(2,426)	8,680	(1,900)

From contract owner transactions:
Variable annuity deposits	-	-	-	10,680	21,834	-
Contract owner maintenance charges	-	(5)	-	-	(24)	(18)
Terminations and withdrawals	(320)	(5,856)	(5,871)	(4,706)	(2,194)	(61)
Transfers between subaccounts, net	7,908	70,967	(5,000)	(47,809)	58,584	1,979
Net increase (decrease) in net assets from contract owner transactions	7,588	65,106	(10,871)	(41,835)	78,200	1,900
Net increase (decrease) in net assets	8,012	58,375	(8,870)	(44,261)	86,880	-
Net assets at beginning of year	58,375	-	139,282	183,543	-	-
Net assets at end of year	$66,387	$58,375	$130,412	$139,282	$86,880	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Basic Materials		Rydex VIF Biotechnology		Rydex VIF Commodities Strategy
	2016	2015	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,321)	$(494)	$(2,375)	$(2,687)	$(57)
Capital gains distributions	4,782	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8,941	(9,436)	(8,648)	50,017	-
Change in unrealized appreciation/depreciation on investments during the year	23,495	(5,445)	(70,406)	(28,840)	1,015
Net increase (decrease) in net assets from operations	35,897	(15,375)	(81,429)	18,490	958

From contract owner transactions:
Variable annuity deposits	32,436	-	12,790	69,285	21,834
Contract owner maintenance charges	(336)	(175)	(390)	(541)	-
Terminations and withdrawals	(2,910)	(68,748)	(81,771)	(139,321)	-
Transfers between subaccounts, net	48,497	7,401	(27,715)	79,106	-
Net increase (decrease) in net assets from contract owner transactions	77,687	(61,522)	(97,086)	8,529	21,834
Net increase (decrease) in net assets	113,584	(76,897)	(178,515)	27,019	22,792
Net assets at beginning of year	83,812	160,709	400,381	373,362	-
Net assets at end of year	$197,396	$83,812	$221,866	$400,381	$22,792

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Consumer Products		Rydex VIF Dow 2x Strategy		Rydex VIF Electronics
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(484)	$169	$(443)	$(364)	$(326)	$(122)
Capital gains distributions	25,012	11,886	-	1	-	-
Realized capital gain (loss) on sales of fund shares	9,149	6,291	(7,951)	(21,085)	(27)	(1,255)
Change in unrealized appreciation/depreciation on investments during the year	(16,184)	955	21,180	12,662	8,336	(279)
Net increase (decrease) in net assets from operations	17,493	19,301	12,786	(8,786)	7,983	(1,656)

From contract owner transactions:
Variable annuity deposits	179,786	39,513	21,834	29	-	-
Contract owner maintenance charges	(798)	(487)	(68)	(83)	(82)	(23)
Terminations and withdrawals	(51,040)	(92,332)	(3,805)	-	(1,382)	(10)
Transfers between subaccounts, net	2,002	(9,924)	38,731	21,191	119,288	(1,347)
Net increase (decrease) in net assets from contract owner transactions	129,950	(63,230)	56,692	21,137	117,824	(1,380)
Net increase (decrease) in net assets	147,443	(43,929)	69,478	12,351	125,807	(3,036)
Net assets at beginning of year	390,839	434,768	111,862	99,511	-	3,036
Net assets at end of year	$538,282	$390,839	$181,340	$111,862	$125,807	$-

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Energy		Rydex VIF Energy Services		Rydex VIF Europe 1.25x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$194	$(51)	$42	$(69)	$(6)	$(245)
Capital gains distributions	-	1,610	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,825)	(1,307)	(2,984)	(31,437)	(1,772)	(2,200)
Change in unrealized appreciation/depreciation on investments during the year	19,377	(25,793)	3,758	26,253	649	(649)
Net increase (decrease) in net assets from operations	16,746	(25,541)	816	(5,253)	(1,129)	(3,094)

From contract owner transactions:
Variable annuity deposits	-	-	12,880	3,249	-	-
Contract owner maintenance charges	(105)	(135)	(15)	(8)	-	(72)
Terminations and withdrawals	(2,390)	(3,086)	(32)	(56,587)	-	-
Transfers between subaccounts, net	569	7,401	4,799	5,022	(12,999)	17,294
Net increase (decrease) in net assets from contract owner transactions	(1,926)	4,180	17,632	(48,324)	(12,999)	17,222
Net increase (decrease) in net assets	14,820	(21,361)	18,448	(53,577)	(14,128)	14,128
Net assets at beginning of year	61,486	82,847	1,653	55,230	14,128	-
Net assets at end of year	$76,306	$61,486	$20,101	$1,653	$-	$14,128

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Financial Services		Rydex VIF Government Long Bond 1.2x Strategy		Rydex VIF Health Care
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3	$(98)	$112	$108	$(1,542)	$(1,015)
Capital gains distributions	-	-	-	6,978	5,510	1,726
Realized capital gain (loss) on sales of fund shares	321	88	522	(4,530)	(13,137)	(15,424)
Change in unrealized appreciation/depreciation on investments during the year	1,243	(1,416)	356	(1,068)	(957)	(5,793)
Net increase (decrease) in net assets from operations	1,567	(1,426)	990	1,488	(10,126)	(20,506)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	4,905	69,577
Contract owner maintenance charges	(18)	(7)	(4)	-	(193)	(150)
Terminations and withdrawals	(5,523)	(29)	(1,808)	(772)	(42,291)	(42)
Transfers between subaccounts, net	7,584	(36,971)	62,000	(16,142)	(19,802)	73,206
Net increase (decrease) in net assets from contract owner transactions	2,043	(37,007)	60,188	(16,914)	(57,381)	142,591
Net increase (decrease) in net assets	3,610	(38,433)	61,178	(15,426)	(67,507)	122,085
Net assets at beginning of year	10,080	48,513	43,642	59,068	124,526	2,441
Net assets at end of year	$13,690	$10,080	$104,820	$43,642	$57,019	$124,526

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF High Yield Strategy	Rydex VIF Internet		Rydex VIF Inverse Dow 2x Strategy
	2016	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9	$(663)	$(255)	$-	$(2)
Capital gains distributions	-	6,677	574	-	-
Realized capital gain (loss) on sales of fund shares	183	(8,782)	(661)	(8)	328
Change in unrealized appreciation/depreciation on investments during the year	-	2,173	(2,173)	-	-
Net increase (decrease) in net assets from operations	192	(595)	(2,515)	(8)	326

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	-	(148)	(65)	-	-
Terminations and withdrawals	(1,050)	(3,088)	(30)	(42)	(202)
Transfers between subaccounts, net	858	(129,534)	135,975	50	(124)
Net increase (decrease) in net assets from contract owner transactions	(192)	(132,770)	135,880	8	(326)
Net increase (decrease) in net assets	-	(133,365)	133,365	-	-
Net assets at beginning of year	-	133,365	-	-	-
Net assets at end of year	$-	$-	$133,365	$-	$-

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Inverse Government Long Bond Strategy		Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy		Rydex VIF Inverse Russell 2000 Strategy
	2016	2015	2016	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(121)	$(63)	$(124)	$(428)	$(165)	$(247)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2,773	(1,380)	8	(374)	(2,318)	(18)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(3,547)	(3,339)	(2,162)	(10,186)
Net increase (decrease) in net assets from operations	2,652	(1,443)	(3,663)	(4,141)	(4,645)	(10,451)

From contract owner transactions:
Variable annuity deposits	-	-	17,331	-	28,957	34,662
Contract owner maintenance charges	-	-	(19)	(87)	(19)	(38)
Terminations and withdrawals	(6,992)	(115)	(908)	(1,919)	(280)	(1,808)
Transfers between subaccounts, net	4,340	1,558	35,508	3,462	2,613	73,898
Net increase (decrease) in net assets from contract owner transactions	(2,652)	1,443	51,912	1,456	31,271	106,714
Net increase (decrease) in net assets	-	-	48,249	(2,685)	26,626	96,263
Net assets at beginning of year	-	-	-	38,379	11,753	-
Net assets at end of year	$-	$-	$48,249	$35,694	$38,379	$96,263

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Inverse S&P 500 Strategy		Rydex VIF Japan 2x Strategy		Rydex VIF Leisure
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(855)	$(384)	$(227)	$(85)	$(2)	$(33)
Capital gains distributions	-	-	-	-	-	2,699
Realized capital gain (loss) on sales of fund shares	(16,192)	(6,203)	(2)	(668)	(44)	(4,382)
Change in unrealized appreciation/depreciation on investments during the year	(1,777)	(15,969)	1,365	(185)	167	(145)
Net increase (decrease) in net assets from operations	(18,824)	(22,556)	1,136	(938)	121	(1,861)

From contract owner transactions:
Variable annuity deposits	-	-	-	19,627	-	-
Contract owner maintenance charges	-	-	(55)	(19)	-	(11)
Terminations and withdrawals	(185,518)	(1,147)	-	(8)	-	-
Transfers between subaccounts, net	35	312,546	-	(2,998)	(966)	4,718
Net increase (decrease) in net assets from contract owner transactions	(185,483)	311,399	(55)	16,602	(966)	4,707
Net increase (decrease) in net assets	(204,307)	288,843	1,081	15,664	(845)	2,846
Net assets at beginning of year	293,977	5,134	15,664	-	2,846	-
Net assets at end of year	$89,670	$293,977	$16,745	$15,664	$2,001	$2,846

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Mid-Cap 1.5x Strategy		Rydex VIF NASDAQ-100		Rydex VIF NASDAQ-100 2x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,826)	$(1,191)	$(1,122)	$(1,535)	$(1,459)	$(710)
Capital gains distributions	35,603	8,621	11,467	2,158	8,297	8,578
Realized capital gain (loss) on sales of fund shares	(10,464)	(11,552)	(40,820)	6,630	(10,185)	(34,919)
Change in unrealized appreciation/depreciation on investments during the year	9,670	(8,187)	6,458	3,684	3,412	25,119
Net increase (decrease) in net assets from operations	32,983	(12,309)	(24,017)	10,937	65	(1,932)

From contract owner transactions:
Variable annuity deposits	-	63	-	-	506	70,832
Contract owner maintenance charges	(321)	(201)	(133)	(412)	(328)	(48)
Terminations and withdrawals	(475)	(1,924)	(10,778)	(303)	(15,877)	(979)
Transfers between subaccounts, net	(13,381)	(11,983)	(120,496)	355,978	(39,227)	(22,133)
Net increase (decrease) in net assets from contract owner transactions	(14,177)	(14,045)	(131,407)	355,263	(54,926)	47,672
Net increase (decrease) in net assets	18,806	(26,354)	(155,424)	366,200	(54,861)	45,740
Net assets at beginning of year	42,853	69,207	485,472	119,272	164,162	118,422
Net assets at end of year	$61,659	$42,853	$330,048	$485,472	$109,301	$164,162

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Nova		Rydex VIF Precious Metals		Rydex VIF Real Estate
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(215)	$(134)	$(530)	$938	$156	$(192)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,244)	(920)	9,918	(61,822)	(1,349)	10,242
Change in unrealized appreciation/depreciation on investments during the year	(908)	907	(407)	51,886	(397)	(2,169)
Net increase (decrease) in net assets from operations	(3,367)	(147)	8,981	(8,998)	(1,590)	7,881

From contract owner transactions:
Variable annuity deposits	-	-	55,799	9,406	1,675	-
Contract owner maintenance charges	-	(57)	(70)	(8)	(60)	(30)
Terminations and withdrawals	(1,450)	-	(53,736)	(76,718)	(5,273)	(36,714)
Transfers between subaccounts, net	(250,116)	305,248	95,088	43	10,439	(135,024)
Net increase (decrease) in net assets from contract owner transactions	(251,566)	305,191	97,081	(67,277)	6,781	(171,768)
Net increase (decrease) in net assets	(254,933)	305,044	106,062	(76,275)	5,191	(163,887)
Net assets at beginning of year	305,044	-	11,698	87,973	12,914	176,801
Net assets at end of year	$50,111	$305,044	$117,760	$11,698	$18,105	$12,914

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Retailing		Rydex VIF Russell 2000 1.5x Strategy		Rydex VIF Russell 2000 2x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(48)	$(259)	$(897)	$(978)	$(50)	$(12)
Capital gains distributions	-	1,419	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,208)	4,764	17,572	(10,471)	322	-
Change in unrealized appreciation/depreciation on investments during the year	670	(3,902)	-	-	360	(360)
Net increase (decrease) in net assets from operations	(586)	2,022	16,675	(11,449)	632	(372)

From contract owner transactions:
Variable annuity deposits	-	-	-	11	-	-
Contract owner maintenance charges	(4)	(43)	(159)	(263)	(10)	(4)
Terminations and withdrawals	(89)	(30,396)	-	(3,795)	-	-
Transfers between subaccounts, net	(1,072)	(12,876)	(16,516)	15,496	(7,086)	6,840
Net increase (decrease) in net assets from contract owner transactions	(1,165)	(43,315)	(16,675)	11,449	(7,096)	6,836
Net increase (decrease) in net assets	(1,751)	(41,293)	-	-	(6,464)	6,464
Net assets at beginning of year	14,606	55,899	-	-	6,464	-
Net assets at end of year	$12,855	$14,606	$-	$-	$-	$6,464

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF S&P 500 2x Strategy		Rydex VIF S&P 500 Pure Growth		Rydex VIF S&P 500 Pure Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(139)	$(352)	$(1,121)	$(1,827)	$(139)	$(15)
Capital gains distributions	(1)	11,050	13,034	9,727	2,510	9
Realized capital gain (loss) on sales of fund shares	(23,307)	(32,715)	(7,891)	10,356	(8,334)	(4,090)
Change in unrealized appreciation/depreciation on investments during the year	7,474	1,137	(3,472)	441	11,708	276
Net increase (decrease) in net assets from operations	(15,973)	(20,880)	550	18,697	5,745	(3,820)

From contract owner transactions:
Variable annuity deposits	21,834	15	21,834	37,406	21,834	-
Contract owner maintenance charges	-	(51)	-	(288)	(261)	-
Terminations and withdrawals	-	(820)	(4,590)	(18,535)	(2,979)	(17)
Transfers between subaccounts, net	(94,232)	(5,532)	(430,512)	339,078	289,972	(78,516)
Net increase (decrease) in net assets from contract owner transactions	(72,398)	(6,388)	(413,268)	357,661	308,566	(78,533)
Net increase (decrease) in net assets	(88,371)	(27,268)	(412,718)	376,358	314,311	(82,353)
Net assets at beginning of year	112,274	139,542	485,615	109,257	1,496	83,849
Net assets at end of year	$23,903	$112,274	$72,897	$485,615	$315,807	$1,496

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF S&P MidCap 400 Pure Growth		Rydex VIF S&P MidCap 400 Pure Value		Rydex VIF S&P SmallCap 600 Pure Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(24)	$(2,034)	$(1,022)	$(7)	$(280)	$(2,392)
Capital gains distributions	-	9,980	-	-	-	15,695
Realized capital gain (loss) on sales of fund shares	(864)	(1,994)	10,384	(415)	(16,445)	(2,972)
Change in unrealized appreciation/depreciation on investments during the year	579	125	18,184	-	6,030	(6,033)
Net increase (decrease) in net assets from operations	(309)	6,077	27,546	(422)	(10,695)	4,298

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	37,521
Contract owner maintenance charges	-	(584)	(500)	-	-	(578)
Terminations and withdrawals	(22,906)	(5,632)	(26,571)	-	(23,586)	(6,528)
Transfers between subaccounts, net	23,167	(1,259)	329,992	420	(34,001)	21,533
Net increase (decrease) in net assets from contract owner transactions	261	(7,475)	302,921	420	(57,587)	51,948
Net increase (decrease) in net assets	(48)	(1,398)	330,467	(2)	(68,282)	56,246
Net assets at beginning of year	3,884	5,282	(2)	-	82,496	26,250
Net assets at end of year	$3,836	$3,884	$330,465	$(2)	$14,214	$82,496

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF S&P SmallCap 600 Pure Value		Rydex VIF Strengthening Dollar 2x Strategy		Rydex VIF Technology
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,211)	$(481)	$(315)	$(77)	$(116)	$(87)
Capital gains distributions	-	10,271	1,230	-	66	-
Realized capital gain (loss) on sales of fund shares	5,703	(22,412)	(271)	(153)	(1,416)	459
Change in unrealized appreciation/depreciation on investments during the year	19,271	(3,574)	6	1,028	10	(110)
Net increase (decrease) in net assets from operations	22,763	(16,196)	650	798	(1,456)	262

From contract owner transactions:
Variable annuity deposits	53,455	-	-	26,950	-	-
Contract owner maintenance charges	(503)	(91)	(75)	(16)	(19)	(18)
Terminations and withdrawals	(32,384)	(2,273)	(4,906)	-	(50,238)	(15)
Transfers between subaccounts, net	309,136	17,417	8	(2,362)	57,260	(23,324)
Net increase (decrease) in net assets from contract owner transactions	329,704	15,053	(4,973)	24,572	7,003	(23,357)
Net increase (decrease) in net assets	352,467	(1,143)	(4,323)	25,370	5,547	(23,095)
Net assets at beginning of year	15,917	17,060	25,370	-	1	23,096
Net assets at end of year	$368,384	$15,917	$21,047	$25,370	$5,548	$1

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Tele- communications		Rydex VIF Transportation		Rydex VIF U.S. Government Money Market_(c)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(24)	$(50)	$(220)	$(75)	$(14,345)	$(19,183)
Capital gains distributions	-	-	(3)	1	61	-
Realized capital gain (loss) on sales of fund shares	450	527	(362)	(1,389)	-	-
Change in unrealized appreciation/depreciation on investments during the year	(53)	-	3,439	-	-	-
Net increase (decrease) in net assets from operations	373	477	2,854	(1,463)	(14,284)	(19,183)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	118,520	3,284,860
Contract owner maintenance charges	(6)	(12)	(53)	(28)	(2,166)	(2,574)
Terminations and withdrawals	(25)	-	(5,063)	-	(53,936)	(101,746)
Transfers between subaccounts, net	5,216	(465)	65,664	1,491	(162,557)	(2,711,528)
Net increase (decrease) in net assets from contract owner transactions	5,185	(477)	60,548	1,463	(100,139)	469,012
Net increase (decrease) in net assets	5,558	-	63,402	-	(114,423)	449,829
Net assets at beginning of year	-	-	-	-	1,677,027	1,227,198
Net assets at end of year	$5,558	$-	$63,402	$-	$1,562,604	$1,677,027

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Utilities		SEI VP Conservative Strategy		SEI VP Defensive Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(488)	$137	$(1)	$14	$(3)	$13
Capital gains distributions	2,040	-	101	297	-	14
Realized capital gain (loss) on sales of fund shares	952	6,072	(11)	(5)	(90)	-
Change in unrealized appreciation/depreciation on investments during the year	(291)	(2,816)	794	(1,077)	69	(69)
Net increase (decrease) in net assets from operations	2,213	3,393	883	(771)	(24)	(42)

From contract owner transactions:
Variable annuity deposits	242,445	253	-	-	5,302	2,772
Contract owner maintenance charges	(484)	(28)	-	-	-	-
Terminations and withdrawals	(2,103)	(173)	-	-	-	-
Transfers between subaccounts, net	12,351	(86,419)	-	-	(8,008)	-
Net increase (decrease) in net assets from contract owner transactions	252,209	(86,367)	-	-	(2,706)	2,772
Net increase (decrease) in net assets	254,422	(82,974)	883	(771)	(2,730)	2,730
Net assets at beginning of year	14,772	97,746	39,128	39,899	2,730	-
Net assets at end of year	$269,194	$14,772	$40,011	$39,128	$-	$2,730

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	SEI VP Market Growth Strategy		T. Rowe Price Blue Chip Growth		T. Rowe Price Equity Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,041	$884	$(2,287)	$(857)	$7,892	$6,952
Capital gains distributions	7,352	4,474	-	-	44,214	13,276
Realized capital gain (loss) on sales of fund shares	(233)	(191)	(16,429)	11,624	23,122	27,470
Change in unrealized appreciation/depreciation on investments during the year	5,222	(23,378)	1,439	9,825	9,892	(92,900)
Net increase (decrease) in net assets from operations	14,382	(18,211)	(17,277)	20,592	85,120	(45,202)

From contract owner transactions:
Variable annuity deposits	-	255,737	10,098	104,474	49,030	-
Contract owner maintenance charges	-	-	(315)	(82)	-	(154)
Terminations and withdrawals	-	-	(9,592)	(4,175)	(310,316)	(5,475)
Transfers between subaccounts, net	-	(8,130)	114,756	(1,130)	-	29,309
Net increase (decrease) in net assets from contract owner transactions	-	247,607	114,947	99,087	(261,286)	23,680
Net increase (decrease) in net assets	14,382	229,396	97,670	119,679	(176,166)	(21,522)
Net assets at beginning of year	237,534	8,138	190,278	70,599	681,020	702,542
Net assets at end of year	$251,916	$237,534	$287,948	$190,278	$504,854	$681,020

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond		Templeton Developing Markets VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,741)	$(2,139)	$1,465	$568	$77	$3,519
Capital gains distributions	2,131	30,411	-	-	-	27,111
Realized capital gain (loss) on sales of fund shares	(13,978)	5,118	(638)	(1,492)	(5,166)	(39,282)
Change in unrealized appreciation/depreciation on investments during the year	(30,222)	(16,989)	2,679	(2,363)	30,068	(23,189)
Net increase (decrease) in net assets from operations	(45,810)	16,401	3,506	(3,287)	24,979	(31,841)

From contract owner transactions:
Variable annuity deposits	10,285	200,190	15,386	69,208	36,664	4,415
Contract owner maintenance charges	(720)	(352)	(374)	(676)	(124)	(3)
Terminations and withdrawals	(33,802)	(1,146)	(120,658)	(9,997)	(29,053)	(101,686)
Transfers between subaccounts, net	(54,176)	(99,297)	(1,293)	(12,368)	46,773	(36,091)
Net increase (decrease) in net assets from contract owner transactions	(78,413)	99,395	(106,939)	46,167	54,260	(133,365)
Net increase (decrease) in net assets	(124,223)	115,796	(103,433)	42,880	79,239	(165,206)
Net assets at beginning of year	403,635	287,839	367,141	324,261	87,637	252,843
Net assets at end of year	$279,412	$403,635	$263,708	$367,141	$166,876	$87,637

The accompanying notes are an integral part of these financial statements.

 Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Templeton Foreign VIP Fund		Templeton Global Bond VIP Fund		Templeton Growth VIP Fund	Third Avenue Value
	2016	2015	2016	2015	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,627	$8,011	$(2,890)	$16,455	$(4)	$(48)
Capital gains distributions	3,165	9,285	309	1,179	-	-
Realized capital gain (loss) on sales of fund shares	(3,801)	(13,539)	(12,649)	(7,602)	57	(770)
Change in unrealized appreciation/depreciation on investments during the year	11,363	(19,656)	31,909	(22,437)	106	-
Net increase (decrease) in net assets from operations	13,354	(15,899)	16,679	(12,405)	159	(818)

From contract owner transactions:
Variable annuity deposits	-	11,149	163,175	46,636	-	-
Contract owner maintenance charges	(86)	(13)	(201)	(61)	-	(32)
Terminations and withdrawals	(15,629)	(98,565)	(30,281)	(4,985)	(15)	-
Transfers between subaccounts, net	86,261	42,415	43,998	(34,908)	(6,114)	850
Net increase (decrease) in net assets from contract owner transactions	70,546	(45,014)	176,691	6,682	(6,129)	818
Net increase (decrease) in net assets	83,900	(60,913)	193,370	(5,723)	(5,970)	-
Net assets at beginning of year	179,598	240,511	269,242	274,965	5,970	-
Net assets at end of year	$263,498	$179,598	$462,612	$269,242	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	VanEck VIP Global Gold (b)		VanEck VIP Global Hard Assets (b)		Vanguard VIF Balanced	Vanguard VIF Conservative Allocation
	2016	2015	2016	2015	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(97)	$(48)	$(133)	$(326)	$(309)	$(80)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,727	(7)	(539)	(663)	2	-
Change in unrealized appreciation/depreciation on investments during the year	3,349	(209)	27,526	(28,047)	1,401	391
Net increase (decrease) in net assets from operations	4,979	(264)	26,854	(29,036)	1,094	311

From contract owner transactions:
Variable annuity deposits	12,670	-	-	1,995	38,640	-
Contract owner maintenance charges	(40)	(8)	(3)	-	-	-
Terminations and withdrawals	(137)	(146)	(1,196)	(1,508)	-	-
Transfers between subaccounts, net	(12,564)	16,010	37,382	3,002	-	104,888
Net increase (decrease) in net assets from contract owner transactions	(71)	15,856	36,183	3,489	38,640	104,888
Net increase (decrease) in net assets	4,908	15,592	63,037	(25,547)	39,734	105,199
Net assets at beginning of year	15,592	-	56,702	82,249	-	-
Net assets at end of year	$20,500	$15,592	$119,739	$56,702	$39,734	$105,199

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation
	2016	2016	2016	2016	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(71)	$(537)	$(5)	$(709)	$(232)	$(199)
Capital gains distributions	703	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	35	28	4	(13)	13	1
Change in unrealized appreciation/depreciation on investments during the year	3,127	9,721	53	(5,688)	4,083	1,419
Net increase (decrease) in net assets from operations	3,794	9,212	52	(6,410)	3,864	1,221

From contract owner transactions:
Variable annuity deposits	95,358	-	-	113,259	-	110,698
Contract owner maintenance charges	-	-	-	-	-	(13)
Terminations and withdrawals	(544)	(185)	(405)	-	(41)	-
Transfers between subaccounts, net	105,597	181,816	1,260	61,119	64,591	-
Net increase (decrease) in net assets from contract owner transactions	200,411	181,631	855	174,378	64,550	110,685
Net increase (decrease) in net assets	204,205	190,843	907	167,968	68,414	111,906
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$204,205	$190,843	$907	$167,968	$68,414	$111,906

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index	Virtus Equity Trend
	2016	2016	2016	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3)	$(2,770)	$(1,851)	$(1,049)	$(1,491)	$(1,344)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(181)	6,933	1,712	17	(531)	(1,000)
Change in unrealized appreciation/depreciation on investments during the year	487	(65)	(3,697)	10,643	(562)	(9,040)
Net increase (decrease) in net assets from operations	303	4,098	(3,836)	9,611	(2,584)	(11,384)

From contract owner transactions:
Variable annuity deposits	16,001	-	170,081	226,781	-	99,115
Contract owner maintenance charges	-	(152)	(152)	-	-	-
Terminations and withdrawals	-	(2,118)	-	-	-	-
Transfers between subaccounts, net	24,713	33,819	246,548	10,000	(2,500)	(7,688)
Net increase (decrease) in net assets from contract owner transactions	40,714	31,549	416,477	236,781	(2,500)	91,427
Net increase (decrease) in net assets	41,017	35,647	412,641	246,392	(5,084)	80,043
Net assets at beginning of year	-	-	-	-	112,877	32,834
Net assets at end of year	$41,017	$35,647	$412,641	$246,392	$107,793	$112,877

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Virtus International Series		Virtus Multi-Sector Fixed Income Series		Virtus Real Estate Securities Series
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$666	$2,919	$4,148	$2,240	$1,880	$1,213
Capital gains distributions	27,199	5,978	-	-	22,191	24,945
Realized capital gain (loss) on sales of fund shares	(725)	(207)	(4)	(288)	(1,140)	194
Change in unrealized appreciation/depreciation on investments during the year	(31,351)	(26,689)	5,090	(4,882)	(12,787)	(23,442)
Net increase (decrease) in net assets from operations	(4,211)	(17,999)	9,234	(2,930)	10,144	2,910

From contract owner transactions:
Variable annuity deposits	-	-	-	51,247	-	-
Contract owner maintenance charges	(33)	-	-	-	-	-
Terminations and withdrawals	(1,493)	(1,538)	-	-	(1,589)	(2,239)
Transfers between subaccounts, net	66,059	-	19,999	30,959	(15,464)	3,146
Net increase (decrease) in net assets from contract owner transactions	64,533	(1,538)	19,999	82,206	(17,053)	907
Net increase (decrease) in net assets	60,322	(19,537)	29,233	79,276	(6,909)	3,817
Net assets at beginning of year	147,027	166,564	88,248	8,972	147,884	144,067
Net assets at end of year	$207,349	$147,027	$117,481	$88,248	$140,975	$147,884

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	VY Clarion Global Real Estate Portfolio		VY Clarion Real Estate Portfolio		Wells Fargo International Equity VT
	2016	2015	2016	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(39)	$32	$357	$74	$172
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3)	88	(152)	1	(615)
Change in unrealized appreciation/depreciation on investments during the year	(1,275)	(40)	613	571	-
Net increase (decrease) in net assets from operations	(1,317)	80	818	646	(443)

From contract owner transactions:
Variable annuity deposits	12,880	4,644	-	-	-
Contract owner maintenance charges	-	-	(11)	-	-
Terminations and withdrawals	(26)	(3,627)	(610)	-	-
Transfers between subaccounts, net	-	(1,655)	6,323	10,000	443
Net increase (decrease) in net assets from contract owner transactions	12,854	(638)	5,702	10,000	443
Net increase (decrease) in net assets	11,537	(558)	6,520	10,646	-
Net assets at beginning of year	4,371	4,929	10,646	-	-
Net assets at end of year	$15,908	$4,371	$17,166	$10,646	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Wells Fargo Omega Growth VT		Wells Fargo Opportunity VT		Western Asset Variable Global High Yield Bond
	2016	2015	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(927)	$(1,049)	$56	$(184)	$(93)
Capital gains distributions	3,742	15,659	356	1,740	-
Realized capital gain (loss) on sales of fund shares	(1,951)	(4,655)	(4)	1,992	2,812
Change in unrealized appreciation/depreciation on investments during the year	(1,576)	(10,383)	(7)	(1,369)	-
Net increase (decrease) in net assets from operations	(712)	(428)	401	2,179	2,719

From contract owner transactions:
Variable annuity deposits	5,025	-	-	-	-
Contract owner maintenance charges	-	-	-	(22)	-
Terminations and withdrawals	(6,380)	(20,739)	-	-	-
Transfers between subaccounts, net	(3)	-	-	(3,525)	(2,719)
Net increase (decrease) in net assets from contract owner transactions	(1,358)	(20,739)	-	(3,547)	(2,719)
Net increase (decrease) in net assets	(2,070)	(21,167)	401	(1,368)	-
Net assets at beginning of year	69,681	90,848	3,430	4,798	-
Net assets at end of year	$67,611	$69,681	$3,831	$3,430	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2016

1. Organization and Significant Accounting Policies

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) are deferred variable annuity contracts offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Eaton Vance VT Large-Cap Value	-	Eaton Vance Management	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Limited Fidelity Management & Research (Japan) Limited Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
Fidelity Inv Money Mgmt Inc
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin High Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Ivy Investment Management Co	-
Ivy Funds VIP Balanced	-	Ivy Investment Management Co	-
Ivy Funds VIP Core Equity	-	Ivy Investment Management Co	-
Ivy Funds VIP Dividend Opportunities	-	Ivy Investment Management Co	-
Ivy Funds VIP Energy	-	Ivy Investment Management Co	-
Ivy Funds VIP Global Bond	-	Ivy Investment Management Co	-
Ivy Funds VIP Global Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP Global Natural Resources	-	Ivy Investment Management Co	-
Ivy Funds VIP Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP High Income	-	Ivy Investment Management Co	-
Ivy Funds VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy Funds VIP Limited-Term Bond	-	Ivy Investment Management Co	-
Ivy Funds VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP Real Estate Securities	-	Ivy Investment Management Co	Advantus Capital Management Co
Ivy Funds VIP Science and Technology	-	Ivy Investment Management Co	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy Funds VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP Small Cap Value	-	Ivy Investment Management Co	-
Ivy Funds VIP Value	-	Ivy Investment Management Co	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	-
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	-
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	-
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	-
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	-
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	-
Putnam VT High Yield	IB	Putnam Investment Management, LLC	-
Putnam VT Income	IB	Putnam Investment Management, LLC	-
Putnam VT Investors	IB	Putnam Investment Management, LLC	-
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-
Third Avenue Value	-	Third Avenue Management LLC	-
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Barrow Hanley Mewhinney & Strauss LLC	-
Vanguard VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc.	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF REIT Index	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Arrowpoint Asset Management, LLC Vanguard Group Inc	-
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Equity Trend	A	Virtus Investment Advisors (VIA)	-
Virtus International Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Virtus Multi-Sector Fixed Income Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three-hundred-fourteen subaccounts are currently offered by the Account, the following had no activity as indicated:

Subaccount	2016	2015

AB VPS Dynamic Asset Allocation	X	X
AB VPS Global Thematic Growth	X	X
Adaptive Allocation Portfolio	X	X
Alger Large Cap Growth	X	X
American Century VP Inflation Protection		X
American Century VP International	X	X
American Funds IS Global Growth and Income	X	X
American Funds IS Global Small Capitalization		X
American Funds IS Growth-Income		X
BlackRock Capital Appreciation V.I.	X	X
BlackRock Global Opportunities V.I.	X	X
BlackRock Large Cap Core V.I.	X	X
BlackRock Large Cap Growth V.I.		X
Deutsche Capital Growth VIP	X	X
Deutsche Global Growth VIP	X
Deutsche Government & Agency Securities VIP	X
Deutsche High Income VIP		X
Deutsche Large Cap Value VIP		X
Deutsche Small Mid Cap Value VIP		X
Dreyfus Stock Index		X
Dreyfus VIF Appreciation	X	X
Dreyfus VIF International Value	X	X
Eaton Vance VT Large-Cap Value	X	X
FormulaFolios US Equity Portfolio	X	X
Franklin Flex Cap Growth VIP Fund	X	X
Franklin Large Cap Growth VIP Fund	X
Franklin Small-Mid Cap Growth VIP Fund		X
Goldman Sachs VIT Large Cap Value	X
Goldman Sachs VIT Small Cap Equity Insights	X
Goldman Sachs VIT Strategic Growth	X
Goldman Sachs VIT Strategic International Equity	X
Guggenheim VIF All Cap Value		X
Guggenheim VIF Managed Asset Allocation	X	X
Guggenheim VIF StylePlus Small Growth	X	X
Guggenheim VIF World Equity Income	X	X
Invesco V.I. American Franchise	X	X
Invesco V.I. Core Equity		X
Invesco V.I. Global Core Equity	X
Invesco V.I. Growth and Income	X	X
Invesco V.I. Managed Volatility	X	X
Ivy Funds VIP Dividend Opportunities		X
Ivy Funds VIP Global Bond	X
Ivy Funds VIP Value	X
JPMorgan Insurance Trust US Equity Portfolio		X
Lord Abbett Series Classic Stock VC	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2016	2015

Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Growth Opportunities VC	X	X
Lord Abbett Series Mid Cap Stock VC	X	X
Lord Abbett Series Value Opportunities VC	X	X
MFS VIT Global Tactical Allocation		X
MFS VIT High Yield		X
Morgan Stanley UIF Emerging Markets Debt		X
Neuberger Berman AMT Socially Responsive	X	X
PIMCO VIT Foreign Bond (Unhedged)		X
PIMCO VIT Global Multi-Asset Managed Allocation	X	X
PIMCO VIT Low Duration Administrative Class	X	X
PIMCO VIT Real Return Administrative Class		X
Pioneer Emerging Markets VCT	X	X
Pioneer Equity Income VCT	X	X
Putnam VT Capital Opportunities	X	X
Putnam VT Diversified Income	X	X
Putnam VT Global Asset Allocation	X	X
Putnam VT Investors	X	X
Redwood Managed Volatility	X	X
Rydex VIF Commodities Strategy		X
Rydex VIF High Yield Strategy		X
Rydex VIF Inverse Mid-Cap Strategy		X
Rydex VIF Inverse Russell 2000 Strategy		X
Rydex VIF Weakening Dollar 2x Strategy	X	X
SEI VP Balanced Strategy	X	X
SEI VP Market Plus Strategy	X	X
SEI VP Moderate Strategy	X	X
Templeton Growth VIP Fund	X
Third Avenue Value	X
Vanguard VIF Balanced		X
Vanguard VIF Capital Growth	X	X
Vanguard VIF Conservative Allocation		X
Vanguard VIF Diversified Value	X	X
Vanguard VIF Equity Income		X
Vanguard VIF Equity Index		X
Vanguard VIF Growth	X	X
Vanguard VIF High Yield Bond		X
Vanguard VIF International		X
Vanguard VIF Mid-Cap Index		X
Vanguard VIF Moderate Allocation		X
Vanguard VIF REIT Index		X
Vanguard VIF Short Term Investment Grade		X
Vanguard VIF Small Company Growth	X	X
Vanguard VIF Total Bond Market Index		X
Vanguard VIF Total Stock Market Index		X
Virtus Small-Cap Growth Series	X	X
Virtus Strategic Allocation Series	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2016	2015

Voya MidCap Opportunities Portfolio	X	X
Wells Fargo International Equity VT	X
Western Asset Variable Global High Yield Bond		X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation
November 20, 2015	Vanguard VIF Diversified Value
November 20, 2015	Vanguard VIF Equity Income
November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF REIT Index
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Eaton Vance VT Large-Cap Value
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy Funds VIP Global Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus Small-Cap Growth Series
May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Probabilities Fund
May 1, 2013	VanEck VIP Global Gold
May 1, 2013	Virtus Equity Trend
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
February 1, 2013	AB VPS Global Thematic Growth
February 1, 2013	AB VPS Growth and Income
February 1, 2013	AB VPS Small/Mid Cap Value
February 1, 2013	Adaptive Allocation Portfolio
February 1, 2013	American Century VP Inflation Protection
February 1, 2013	BlackRock High Yield V.I.
February 1, 2013	Deutsche High Income VIP
February 1, 2013	Dimensional VA Global Bond Portfolio
February 1, 2013	Dimensional VA International Small Portfolio
February 1, 2013	Dimensional VA International Value Portfolio
February 1, 2013	Dimensional VA Short-Term Fixed Portfolio
February 1, 2013	Dimensional VA U.S. Large Value Portfolio
February 1, 2013	Dimensional VA U.S. Targeted Value Portfolio
February 1, 2013	Dreyfus IP Small Cap Stock Index
February 1, 2013	Dreyfus IP Technology Growth
February 1, 2013	Dreyfus Stock Index
February 1, 2013	Dreyfus VIF Appreciation
February 1, 2013	Fidelity VIP Emerging Markets
February 1, 2013	Fidelity VIP High Income
February 1, 2013	Guggenheim VIF StylePlus Large Core
February 1, 2013	Guggenheim VIF StylePlus Small Growth
February 1, 2013	Guggenheim VIF Total Return Bond
February 1, 2013	Invesco V.I. S&P 500 Index
February 1, 2013	JPMorgan Insurance Trust Core Bond Portfolio
February 1, 2013	JPMorgan Insurance Trust Intrepid MidCap Portfolio
February 1, 2013	JPMorgan Insurance Trust Small Cap Core Portfolio
February 1, 2013	JPMorgan Insurance Trust US Equity Portfolio
February 1, 2013	MFS VIT Emerging Markets Equity
February 1, 2013	MFS VIT High Yield
February 1, 2013	Morgan Stanley UIF Emerging Markets Debt
February 1, 2013	Morgan Stanley UIF Emerging Markets Equity
February 1, 2013	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
February 1, 2013	Morningstar Balanced ETF Asset Allocation Portfolio
February 1, 2013	Morningstar Conservative ETF Asset Allocation Portfolio
February 1, 2013	Morningstar Growth ETF Asset Allocation Portfolio

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

February 1, 2013	Morningstar Income and Growth ETF Asset Allocation Portfolio
February 1, 2013	PIMCO VIT Short-Term
February 1, 2013	Pioneer Bond VCT
February 1, 2013	Pioneer Emerging Markets VCT
February 1, 2013	Pioneer Equity Income VCT
February 1, 2013	Pioneer High Yield VCT
February 1, 2013	Pioneer Real Estate Shares VCT
February 1, 2013	Pioneer Strategic Income VCT
February 1, 2013	Power Income VIT
February 1, 2013	Putnam VT Absolute Return 500
February 1, 2013	Putnam VT Capital Opportunities
February 1, 2013	Putnam VT Diversified Income
February 1, 2013	Putnam VT Equity Income
February 1, 2013	Putnam VT Global Asset Allocation
February 1, 2013	Putnam VT Growth Opportunities
February 1, 2013	Putnam VT High Yield
February 1, 2013	Putnam VT Income
February 1, 2013	Putnam VT Investors
February 1, 2013	Voya MidCap Opportunities Portfolio
February 1, 2013	VY Clarion Global Real Estate Portfolio
February 1, 2013	VY Clarion Real Estate Portfolio
February 1, 2013	Western Asset Variable Global High Yield Bond

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

April 29, 2016	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation
April 29, 2016	Morningstar Balanced ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation
April 29, 2016	Morningstar Conservative ETF Asset Allocation Portfolio	Ibbotson Conservative ETF Asset Allocation
April 29, 2016	Morningstar Growth ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation
April 29, 2016	Morningstar Income and Growth ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation
May 1, 2016	VanEck VIP Global Gold	Van Eck VIP Global Gold
May 1, 2016	VanEck VIP Global Hard Assets	Van Eck VIP Global Hard Assets

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

April 29, 2016	Wells Fargo Intrinsic Value VT	Rydex VIF U.S. Government Money Market	$ -
April 29, 2016	Wells Fargo Small Cap Value VT	Rydex VIF U.S. Government Money Market	$ 158
June 6, 2016	Transparent Value Directional Allocation VI	Rydex VIF U.S. Government Money Market	$ 6
August 5, 2016	Guggenheim VIF Macro Opportunities	Rydex VIF U.S. Government Money Market	$ 219,103
November 18, 2016	Putnam VT Voyager	Putnam VT Growth Opportunities	$ -

The following subaccounts are closed to new investments:
Subaccounts

American Century VP Mid Cap Value
PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class
PIMCO VIT Total Return Administrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2016, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio	$ 25,814	$ 1,057
AB VPS Growth and Income	3	45,736
AB VPS Small/Mid Cap Value	2,107	494
Alger Capital Appreciation	6,157	42,197
ALPS/Alerian Energy Infrastructure	178,276	3,274
American Century VP Income & Growth	5,172	7,325
American Century VP Inflation Protection	8,625	5
American Century VP Mid Cap Value (d)	19,667	24,181
American Century VP Value	2,479	76
American Funds IS Asset Allocation	104,735	138,267

(d) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

American Funds IS Blue Chip Income and Growth	$ 359,990	$ 181,461
American Funds IS Global Bond	13,443	1,030
American Funds IS Global Growth	1,090	54
American Funds IS Global Small Capitalization	1,676	4
American Funds IS Growth	3,331	53,391
American Funds IS Growth-Income	33,767	233
American Funds IS International	16,311	31,161
American Funds IS International Growth and Income	12,625	14,643
American Funds IS Mortgage	163,338	100,231
American Funds IS New World	35,023	34,068
American Funds IS U.S. Government/AAA-Rated Securities	137,451	76,392
BlackRock Basic Value V.I.	403	148
BlackRock Equity Dividend V.I.	93,994	54,961
BlackRock Global Allocation V.I.	109,797	98,908
BlackRock High Yield V.I.	124,737	78,895
BlackRock Large Cap Growth V.I.	9,366	6,365
Deutsche Core Equity VIP	25,553	15,822
Deutsche Global Small Cap VIP	9,426	8,935
Deutsche High Income VIP	31,929	31,471
Deutsche Large Cap Value VIP	44,740	45,425
Deutsche Small Mid Cap Value VIP	9,004	9,846
Dimensional VA Global Bond Portfolio	66,738	125,004
Dimensional VA International Small Portfolio	68,440	17,399
Dimensional VA International Value Portfolio	3,721	73,748
Dimensional VA Short-Term Fixed Portfolio	233	394
Dimensional VA U.S. Large Value Portfolio	140,514	110,967
Dimensional VA U.S. Targeted Value Portfolio	620	11,947
Dreyfus IP Small Cap Stock Index	61,567	9,637
Dreyfus IP Technology Growth	6,270	255
Dreyfus Stock Index	670,191	695,858
Eaton Vance VT Floating-Rate Income	1,467	1,611
Federated Fund for U.S. Government Securities II	14,514	51,516
Federated High Income Bond II	386	26,099
Fidelity VIP Balanced	111,580	32,231
Fidelity VIP Contrafund	241,096	484,659
Fidelity VIP Disciplined Small Cap	1,223	73
Fidelity VIP Emerging Markets	13,967	15,301
Fidelity VIP Growth & Income	67,074	9,433
Fidelity VIP Growth Opportunities	25,768	24,008
Fidelity VIP High Income	2,734	683
Fidelity VIP Index 500	718,451	1,161,733
Fidelity VIP Investment Grade Bond	120,130	113,226
Fidelity VIP Mid Cap	54,182	71,149
Fidelity VIP Overseas	22,729	648
Fidelity VIP Real Estate	49,827	30,831
Fidelity VIP Strategic Income	63,196	9,675

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Growth and Income VIP Fund	$ 40,295	$ 26,925
Franklin High Income VIP Fund	87,017	189,019
Franklin Income VIP Fund	5,896	2,052
Franklin Mutual Global Discovery VIP Fund	77,383	587,548
Franklin Mutual Shares VIP Fund	41,790	2,045
Franklin Rising Dividends VIP Fund	90,283	9,059
Franklin Small Cap Value VIP Fund	467,895	430,455
Franklin Small-Mid Cap Growth VIP Fund	11,791	9,325
Franklin Strategic Income VIP Fund	205	15,862
Franklin U.S. Government Securities VIP Fund	20,743	38,818
Goldman Sachs VIT Growth Opportunities	66,122	9,895
Goldman Sachs VIT High Quality Floating Rate	8,015	51,143
Goldman Sachs VIT Mid Cap Value	4,297	1,086
Guggenheim VIF All Cap Value	15,807	16,522
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	8,143	192,339
Guggenheim VIF CLS AdvisorOne Global Growth	7,925	51,991
Guggenheim VIF CLS AdvisorOne Growth and Income	10,380	62
Guggenheim VIF Floating Rate Strategies	31,385	149,471
Guggenheim VIF Global Managed Futures Strategy	133,750	226,330
Guggenheim VIF High Yield	188,522	78,962
Guggenheim VIF Large Cap Value	1,090	3,272
Guggenheim VIF Long Short Equity	1,675	27,285
Guggenheim VIF Mid Cap Value	130,723	48,044
Guggenheim VIF Multi-Hedge Strategies	42,126	56,701
Guggenheim VIF Small Cap Value	7,715	7,402
Guggenheim VIF StylePlus Large Core	12,467	12,905
Guggenheim VIF StylePlus Large Growth	5,612	1
Guggenheim VIF StylePlus Mid Growth	16,951	12,547
Guggenheim VIF Total Return Bond	173,740	160,870
Invesco V.I. American Value	7,783	10,887
Invesco V.I. Balanced-Risk Allocation	103,537	112,753
Invesco V.I. Comstock	18,036	27,660
Invesco V.I. Core Equity	32,224	31,033
Invesco V.I. Equity and Income	32,106	33,119
Invesco V.I. Global Health Care	48,278	3,323
Invesco V.I. Global Real Estate	924	6,894
Invesco V.I. Government Securities	16,469	31,397
Invesco V.I. High Yield	3,555	481
Invesco V.I. International Growth	4,218	12,687
Invesco V.I. Mid Cap Core Equity	26,798	25,053
Invesco V.I. Mid Cap Growth	15,003	13,712
Invesco V.I. S&P 500 Index	33,300	36,654
Invesco V.I. Small Cap Equity	2,447	51,039
Ivy Funds VIP Asset Strategy	187	3,941
Ivy Funds VIP Balanced	7,467	868
Ivy Funds VIP Core Equity	-	7,963

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Ivy Funds VIP Dividend Opportunities	$ 7,690	$ 48
Ivy Funds VIP Energy	1,027	3,255
Ivy Funds VIP Global Growth	678	6,361
Ivy Funds VIP Global Natural Resources	6,237	5,842
Ivy Funds VIP Growth	18,496	71,523
Ivy Funds VIP High Income	4,653	28,567
Ivy Funds VIP International Core Equity	12,308	16,212
Ivy Funds VIP Limited-Term Bond	1,364,058	1,526,082
Ivy Funds VIP Mid Cap Growth	30,069	49,571
Ivy Funds VIP Real Estate Securities	8,105	7,809
Ivy Funds VIP Science and Technology	1,724	3,192
Ivy Funds VIP Small Cap Growth	3,248	1,627
Ivy Funds VIP Small Cap Value	44,170	14,347
Janus Aspen Enterprise	99,126	34,943
Janus Aspen Forty	9,550	13,591
Janus Aspen Janus Portfolio	377	88
Janus Aspen Overseas	689	46,469
Janus Aspen Perkins Mid Cap Value	3,317	23,694
JPMorgan Insurance Trust Core Bond Portfolio	62,510	667
JPMorgan Insurance Trust Intrepid MidCap Portfolio	28,519	14,465
JPMorgan Insurance Trust Small Cap Core Portfolio	48,116	403
JPMorgan Insurance Trust US Equity Portfolio	46,216	45,617
Lord Abbett Series Bond-Debenture VC	194,447	40,450
Lord Abbett Series Calibrated Dividend Growth VC	201	1,204
Lord Abbett Series Developing Growth VC	-	72
Lord Abbett Series Growth and Income VC	996	609
Lord Abbett Series Total Return VC	135,309	114,069
MFS VIT Emerging Markets Equity	3,119	864
MFS VIT Global Tactical Allocation	34,622	201
MFS VIT High Yield	30,068	30,941
MFS VIT II MA Investors Growth Stock	1,503	56
MFS VIT II Research International	1,086	1,166
MFS VIT International Value	287,663	99,728
MFS VIT Investors Trust	7	14,142
MFS VIT New Discovery	55,048	54,516
MFS VIT Research	7,306	986
MFS VIT Total Return	1,535	370
MFS VIT Total Return Bond	-	18,691
MFS VIT Utilities	6,494	15,703
Morgan Stanley UIF Emerging Markets Debt	51,039	1,491
Morgan Stanley UIF Emerging Markets Equity	255	11,024
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)	919	251
Morningstar Balanced ETF Asset Allocation Portfolio (b)	165,227	27,280
Morningstar Conservative ETF Asset Allocation Portfolio (b)	49,740	86,288
Morningstar Growth ETF Asset Allocation Portfolio (b)	82,406	10,035

(b) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Morningstar Income and Growth ETF Asset Allocation Portfolio (b)	$ 608	$ 128
Neuberger Berman AMT Guardian	4,437	409
Oppenheimer Global Fund/VA	5,736	55,538
Oppenheimer Global Strategic Income Fund/VA	5,126	2,075
Oppenheimer International Growth Fund/VA	19,345	19,624
Oppenheimer Main Street Small Cap Fund/VA	40,716	10,202
PIMCO VIT All Asset	11,434	1,246
PIMCO VIT CommodityRealReturn Strategy	46,495	16,802
PIMCO VIT Emerging Markets Bond	21,796	55,398
PIMCO VIT Foreign Bond (Unhedged)	51,958	761
PIMCO VIT Global Bond (Unhedged)	4,865	4,971
PIMCO VIT High Yield	261,365	271,332
PIMCO VIT Low Duration Advisor Class	2,844,530	4,123,305
PIMCO VIT Real Return Administrative Class (d)	3,038	3,011
PIMCO VIT Real Return Advisor Class	67,669	1,174
PIMCO VIT Short-Term	327,271	92,419
PIMCO VIT Total Return Administrative Class (d)	66,661	77,149
PIMCO VIT Total Return Advisor Class	946,684	897,596
Pioneer Bond VCT	9,691	25,346
Pioneer High Yield VCT	114	22,629
Pioneer Real Estate Shares VCT	2,872	192
Pioneer Strategic Income VCT	5,932	2,651
Power Income VIT	-	207
Probabilities Fund	52,596	119,236
Putnam VT Absolute Return 500	9,822	46,841
Putnam VT Equity Income	48,988	67,230
Putnam VT Growth Opportunities (c)	10,921	2,064
Putnam VT High Yield	98,147	88,649
Putnam VT Income	5,865	11,475
Rydex VIF Banking	82,961	4,930
Rydex VIF Basic Materials	471,108	389,956
Rydex VIF Biotechnology	81,337	180,793
Rydex VIF Commodities Strategy	21,834	56
Rydex VIF Consumer Products	251,014	96,523
Rydex VIF Dow 2x Strategy	238,044	181,788
Rydex VIF Electronics	153,583	36,080
Rydex VIF Energy	7,715	9,446
Rydex VIF Energy Services	34,059	16,384
Rydex VIF Europe 1.25x Strategy	-	13,005
Rydex VIF Financial Services	44,561	42,515
Rydex VIF Government Long Bond 1.2x Strategy	1,123,403	1,063,101
Rydex VIF Health Care	125,289	178,700
Rydex VIF High Yield Strategy	3,032	3,215
Rydex VIF Internet	9,520	136,276

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VIF Inverse Dow 2x Strategy	$ 6,644	$ 6,636
Rydex VIF Inverse Government Long Bond Strategy	1,264,602	1,267,375
Rydex VIF Inverse Mid-Cap Strategy	53,066	1,277
Rydex VIF Inverse NASDAQ-100 Strategy	58,892	57,863
Rydex VIF Inverse Russell 2000 Strategy	109,470	3,001
Rydex VIF Inverse S&P 500 Strategy	1,290	187,627
Rydex VIF Japan 2x Strategy	-	281
Rydex VIF Leisure	4,778	5,746
Rydex VIF Mid-Cap 1.5x Strategy	641,444	621,843
Rydex VIF NASDAQ-100	1,698,972	1,820,022
Rydex VIF NASDAQ-100 2x Strategy	306,015	354,100
Rydex VIF Nova	899,481	1,151,262
Rydex VIF Precious Metals	253,255	156,700
Rydex VIF Real Estate	77,946	71,008
Rydex VIF Retailing	13,173	14,385
Rydex VIF Russell 2000 1.5x Strategy	192,305	209,877
Rydex VIF Russell 2000 2x Strategy	5	7,151
Rydex VIF S&P 500 2x Strategy	26,874	99,411
Rydex VIF S&P 500 Pure Growth	38,913	440,266
Rydex VIF S&P 500 Pure Value	781,305	470,355
Rydex VIF S&P MidCap 400 Pure Growth	24,333	24,096
Rydex VIF S&P MidCap 400 Pure Value	1,078,583	776,672
Rydex VIF S&P SmallCap 600 Pure Growth	318,039	375,906
Rydex VIF S&P SmallCap 600 Pure Value	1,107,609	780,102
Rydex VIF Strengthening Dollar 2x Strategy	4,228	8,285
Rydex VIF Technology	73,435	66,482
Rydex VIF Telecommunications	26,033	20,872
Rydex VIF Transportation	83,167	22,839
Rydex VIF U.S. Government Money Market (c)	4,478,344	4,592,728
Rydex VIF Utilities	349,922	96,151
SEI VP Conservative Strategy	681	579
SEI VP Defensive Strategy	5,302	8,011
SEI VP Market Growth Strategy	12,551	3,149
T. Rowe Price Blue Chip Growth	340,706	228,039
T. Rowe Price Equity Income	103,790	312,962
T. Rowe Price Health Sciences	12,123	92,138
T. Rowe Price Limited-Term Bond	715,269	820,737
Templeton Developing Markets VIP Fund	94,046	39,706
Templeton Foreign VIP Fund	92,904	16,563
Templeton Global Bond VIP Fund	358,704	184,583
VanEck VIP Global Gold (b)	36,926	37,093
VanEck VIP Global Hard Assets (b)	37,637	1,585
Vanguard VIF Balanced	38,636	303
Vanguard VIF Conservative Allocation	104,888	75

(b) Name change. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Vanguard VIF Equity Income	$ 201,921	$ 870
Vanguard VIF Equity Index	181,626	528
Vanguard VIF High Yield Bond	1,259	409
Vanguard VIF International	174,367	691
Vanguard VIF Mid-Cap Index	64,548	228
Vanguard VIF Moderate Allocation	110,688	197
Vanguard VIF REIT Index	61,880	21,168
Vanguard VIF Short Term Investment Grade	2,292,561	2,263,781
Vanguard VIF Total Bond Market Index	1,102,314	687,671
Vanguard VIF Total Stock Market Index	236,759	1,015
Virtus Equity Trend	-	3,987
Virtus International Series	94,506	2,105
Virtus Multi-Sector Fixed Income Series	25,177	1,027
Virtus Real Estate Securities Series	25,160	18,140
VY Clarion Global Real Estate Portfolio	12,957	141
VY Clarion Real Estate Portfolio	24,380	18,321
Wells Fargo Omega Growth VT	8,765	7,305
Wells Fargo Opportunity VT	428	16
Western Asset Variable Global High Yield Bond	62,068	64,880

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders' investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2016, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for fiscal periods beginning after December 15, 2015, with early application permitted. ASU No. 2015–07 is required to be applied retrospectively to all periods presented beginning in the period of adoption. The Account adopted ASU No. 2015–07 and adoption did not affect the Account's financial condition, results of operations, or cash flows. In accordance with ASU No. 2015-07, the Account's investments in the Funds have not been classified in the fair value hierarchy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds' computed net asset values (NAVs).  The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  FSBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value.  The amount of these charges differs by subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)
Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

• Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2016 and 2015, were as follows:

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio	4,078	(1,234)	2,844	1,295	(54)	1,241
AB VPS Growth and Income	11	(4,191)	(4,180)	5,812	(1,632)	4,180
AB VPS Small/Mid Cap Value	95	-	95	3,118	-	3,118
Alger Capital Appreciation	1,060	(2,701)	(1,641)	6,322	(1,849)	4,473
ALPS/Alerian Energy Infrastructure	22,811	(1,953)	20,858	1,540	(319)	1,221
American Century VP Income & Growth	332	(539)	(207)	975	(258)	717
American Century VP Inflation Protection	1,011	-	1,011	-	-	-
American Century VP Mid Cap Value (d)	1,642	(1,973)	(331)	2,953	(11,867)	(8,914)
American Century VP Value	434	(204)	230	908	-	908
American Funds IS Asset Allocation	11,142	(13,302)	(2,160)	2,160	-	2,160
American Funds IS Blue Chip Income and Growth	32,044	(15,762)	16,282	23,620	(6)	23,614
American Funds IS Global Bond	1,787	(56)	1,731	9,808	(96)	9,712
American Funds IS Global Growth	42	(6)	36	1,163	-	1,163
American Funds IS Global Small Capitalization	183	-	183	-	-	-
American Funds IS Growth	181	(5,583)	(5,402)	5,920	(365)	5,555
American Funds IS Growth-Income	3,254	-	3,254	-	-	-
American Funds IS International	1,950	(3,977)	(2,027)	5,728	(1,764)	3,964
American Funds IS International Growth and Income	2,975	(3,254)	(279)	9,520	(75)	9,445
American Funds IS Mortgage	16,597	(10,103)	6,494	4,045	(186)	3,859
American Funds IS New World	5,023	(4,908)	115	8,288	(3,002)	5,286
American Funds IS U.S. Government/AAA-Rated Securities	14,066	(7,692)	6,374	18,661	(5)	18,656
BlackRock Basic Value V.I.	30	-	30	968	-	968
BlackRock Equity Dividend V.I.	9,605	(6,397)	3,208	421	(3,640)	(3,219)

(d) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

BlackRock Global Allocation V.I.	13,199	(10,355)	2,844	13,583	(5,744)	7,839
BlackRock High Yield V.I.	12,732	(8,757)	3,975	10,452	(6,689)	3,763
BlackRock Large Cap Growth V.I.	1,767	(1,524)	243	-	-	-
Deutsche Core Equity VIP	1,110	(1,050)	60	13,407	-	13,407
Deutsche Global Growth VIP	-	-	-	12	(802)	(790)
Deutsche Global Small Cap VIP	238	(766)	(528)	7,327	-	7,327
Deutsche Government & Agency Securities VIP	-	-	-	3	(1,254)	(1,251)
Deutsche High Income VIP	3,331	(3,331)	-	-	-	-
Deutsche Large Cap Value VIP	4,214	(4,214)	-	-	-	-
Deutsche Small Mid Cap Value VIP	2,280	(2,280)	-	-	-	-
Dimensional VA Global Bond Portfolio	7,108	(13,190)	(6,082)	15,533	(27,712)	(12,179)
Dimensional VA International Small Portfolio	6,150	(1,617)	4,533	2,385	(12,214)	(9,829)
Dimensional VA International Value Portfolio	466	(8,471)	(8,005)	24,871	(11,975)	12,896
Dimensional VA Short-Term Fixed Portfolio	116	(12)	104	1,129	(2,097)	(968)
Dimensional VA U.S. Large Value Portfolio	11,934	(9,171)	2,763	46,124	(19,094)	27,030
Dimensional VA U.S. Targeted Value Portfolio	48	(969)	(921)	3,943	(4,267)	(324)
Dreyfus IP Small Cap Stock Index	4,998	(992)	4,006	2,423	(4,903)	(2,480)
Dreyfus IP Technology Growth	534	(2)	532	925	-	925
Dreyfus Stock Index	63,384	(63,384)	-	-	-	-
Eaton Vance VT Floating-Rate Income	190	(205)	(15)	2,243	(13)	2,230
Federated Fund for U.S. Government Securities II	1,456	(5,213)	(3,757)	4,151	(7,646)	(3,495)
Federated High Income Bond II	10	(2,556)	(2,546)	17,821	(22,347)	(4,526)
Fidelity VIP Balanced	10,823	(2,766)	8,057	17,956	(347)	17,609
Fidelity VIP Contrafund	21,298	(45,604)	(24,306)	50,110	(31,316)	18,794
Fidelity VIP Disciplined Small Cap	37	-	37	3,896	(3,519)	377
Fidelity VIP Emerging Markets	2,453	(2,360)	93	1,724	(296)	1,428
Fidelity VIP Growth & Income	5,149	(672)	4,477	99	(7,447)	(7,348)
Fidelity VIP Growth Opportunities	2,578	(2,107)	471	3,953	(810)	3,143
Fidelity VIP High Income	161	-	161	4,750	-	4,750

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity VIP Index 500	69,653	(103,774)	(34,121)	40,458	(14,263)	26,195
Fidelity VIP Investment Grade Bond	11,414	(10,482)	932	15,081	(24,277)	(9,196)
Fidelity VIP Mid Cap	5,692	(7,669)	(1,977)	7,369	(6,627)	742
Fidelity VIP Overseas	2,471	(42)	2,429	1,564	(2)	1,562
Fidelity VIP Real Estate	6,623	(4,619)	2,004	1,302	(2,342)	(1,040)
Fidelity VIP Strategic Income	8,581	(3,171)	5,410	1,474	(42,744)	(41,270)
Franklin Growth and Income VIP Fund	2,684	(2,307)	377	5,751	(54)	5,697
Franklin High Income VIP Fund	7,955	(20,007)	(12,052)	26,637	(2,736)	23,901
Franklin Income VIP Fund	373	(40)	333	363	(15)	348
Franklin Large Cap Growth VIP Fund	-	-	-	-	(8,292)	(8,292)
Franklin Mutual Global Discovery VIP Fund	11,093	(57,557)	(46,464)	41,042	(27,259)	13,783
Franklin Mutual Shares VIP Fund	3,663	(122)	3,541	1,791	-	1,791
Franklin Rising Dividends VIP Fund	9,295	(2,935)	6,360	10,876	(10,419)	457
Franklin Small Cap Value VIP Fund	43,455	(40,619)	2,836	6,757	(3,467)	3,290
Franklin Small-Mid Cap Growth VIP Fund	1,431	(1,165)	266	-	-	-
Franklin Strategic Income VIP Fund	38	(1,661)	(1,623)	11,269	(13,305)	(2,036)
Franklin U.S. Government Securities VIP Fund	2,297	(4,020)	(1,723)	13,940	(199)	13,741
Goldman Sachs VIT Growth Opportunities	6,145	(858)	5,287	3	(4,233)	(4,230)
Goldman Sachs VIT High Quality Floating Rate	2,274	(6,145)	(3,871)	3,299	(26,621)	(23,322)
Goldman Sachs VIT Large Cap Value	-	-	-	5,425	(5,425)	-
Goldman Sachs VIT Mid Cap Value	547	-	547	9,617	(5,002)	4,615
Goldman Sachs VIT Small Cap Equity Insights	-	-	-	8,797	(17,608)	(8,811)
Goldman Sachs VIT Strategic Growth	-	-	-	7,377	(7,377)	-
Goldman Sachs VIT Strategic International Equity	-	-	-	709	(709)	-
Guggenheim VIF All Cap Value	2,175	(2,175)	-	-	-	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	703	(19,340)	(18,637)	573	(2,525)	(1,952)
Guggenheim VIF CLS AdvisorOne Global Growth	921	(5,291)	(4,370)	8,573	(3,399)	5,174
Guggenheim VIF CLS AdvisorOne Growth and Income	2,231	(1,110)	1,121	24	(3,150)	(3,126)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VIF Floating Rate Strategies	3,308	(16,053)	(12,745)	16,048	(3,596)	12,452
Guggenheim VIF Global Managed Futures Strategy	19,228	(34,048)	(14,820)	15,459	(6,192)	9,267
Guggenheim VIF High Yield	16,715	(7,147)	9,568	62	(1,225)	(1,163)
Guggenheim VIF Large Cap Value	56	(167)	(111)	2,179	(1,730)	449
Guggenheim VIF Long Short Equity	405	(3,021)	(2,616)	3,905	(168)	3,737
Guggenheim VIF Mid Cap Value	11,334	(2,364)	8,970	3,955	(1,606)	2,349
Guggenheim VIF Multi-Hedge Strategies	7,227	(7,227)	-	34,528	(2,748)	31,780
Guggenheim VIF Small Cap Value	465	(498)	(33)	556	-	556
Guggenheim VIF StylePlus Large Core	2,704	(2,686)	18	952	(1,301)	(349)
Guggenheim VIF StylePlus Large Growth	432	-	432	137	(2,075)	(1,938)
Guggenheim VIF StylePlus Mid Growth	705	(507)	198	1,396	(1,311)	85
Guggenheim VIF Total Return Bond	16,487	(15,411)	1,076	14,689	(9,363)	5,326
Invesco V.I. American Value	648	(1,003)	(355)	555	(248)	307
Invesco V.I. Balanced-Risk Allocation	11,894	(11,496)	398	1,339	(5)	1,334
Invesco V.I. Comstock	3,476	(4,287)	(811)	337	(5,423)	(5,086)
Invesco V.I. Core Equity	7,275	(7,275)	-	-	-	-
Invesco V.I. Equity and Income	7,424	(7,391)	33	36	(4)	32
Invesco V.I. Global Core Equity	-	-	-	13	(799)	(786)
Invesco V.I. Global Health Care	3,893	(232)	3,661	6,053	(4,945)	1,108
Invesco V.I. Global Real Estate	92	(610)	(518)	4,196	(8,504)	(4,308)
Invesco V.I. Government Securities	2,472	(4,002)	(1,530)	1,265	(9,020)	(7,755)
Invesco V.I. High Yield	335	(44)	291	13,073	(13,212)	(139)
Invesco V.I. International Growth	557	(1,328)	(771)	6,353	(16,241)	(9,888)
Invesco V.I. Mid Cap Core Equity	6,135	(6,089)	46	800	(1,115)	(315)
Invesco V.I. Mid Cap Growth	1,401	(1,401)	-	481	(481)	-
Invesco V.I. S&P 500 Index	2,406	(3,037)	(631)	12,931	(14,722)	(1,791)
Invesco V.I. Small Cap Equity	146	(5,467)	(5,321)	5,500	(5,064)	436
Ivy Funds VIP Asset Strategy	102	(427)	(325)	5,724	(3,622)	2,102
Ivy Funds VIP Balanced	132	(24)	108	5,080	(1,579)	3,501

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy Funds VIP Core Equity	5	(607)	(602)	301	(5,321)	(5,020)
Ivy Funds VIP Dividend Opportunities	710	-	710	-	-	-
Ivy Funds VIP Energy	766	(948)	(182)	1,940	(8)	1,932
Ivy Funds VIP Global Bond	-	-	-	1,587	(1,886)	(299)
Ivy Funds VIP Global Growth	65	(582)	(517)	657	(535)	122
Ivy Funds VIP Global Natural Resources	1,007	(1,107)	(100)	1,106	(1)	1,105
Ivy Funds VIP Growth	1,331	(4,947)	(3,616)	4,490	(563)	3,927
Ivy Funds VIP High Income	172	(2,519)	(2,347)	1,750	(16,570)	(14,820)
Ivy Funds VIP International Core Equity	1,459	(1,738)	(279)	3,843	(812)	3,031
Ivy Funds VIP Limited-Term Bond	146,471	(165,910)	(19,439)	9,752	(3,411)	6,341
Ivy Funds VIP Mid Cap Growth	2,590	(5,151)	(2,561)	9,520	(8,248)	1,272
Ivy Funds VIP Real Estate Securities	664	(630)	34	5,833	(5,611)	222
Ivy Funds VIP Science and Technology	120	(247)	(127)	2,822	(2,332)	490
Ivy Funds VIP Small Cap Growth	127	(134)	(7)	2,721	(1)	2,720
Ivy Funds VIP Small Cap Value	4,249	(1,980)	2,269	5,854	(2,759)	3,095
Ivy Funds VIP Value	-	-	-	6	(6,675)	(6,669)
Janus Aspen Enterprise	7,290	(2,432)	4,858	3,815	(19)	3,796
Janus Aspen Forty	685	(1,018)	(333)	1,789	(7,056)	(5,267)
Janus Aspen Janus Portfolio	12	(5)	7	477	(1,929)	(1,452)
Janus Aspen Overseas	84	(8,830)	(8,746)	9,266	(1)	9,265
Janus Aspen Perkins Mid Cap Value	30	(2,005)	(1,975)	2,001	(26)	1,975
JPMorgan Insurance Trust Core Bond Portfolio	8,502	(1,814)	6,688	149	(28)	121
JPMorgan Insurance Trust Intrepid MidCap Portfolio	890	(1,239)	(349)	5,700	(638)	5,062
JPMorgan Insurance Trust Small Cap Core Portfolio	4,313	(321)	3,992	4,095	(10)	4,085
JPMorgan Insurance Trust US Equity Portfolio	3,515	(3,515)	-	-	-	-
Lord Abbett Series Bond-Debenture VC	17,245	(4,272)	12,973	36,936	(31,989)	4,947
Lord Abbett Series Calibrated Dividend Growth VC	10	(90)	(80)	8	(3)	5
Lord Abbett Series Developing Growth VC	43	-	43	18,220	(17,449)	771
Lord Abbett Series Growth and Income VC	95	(11)	84	93	(11)	82

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Lord Abbett Series Total Return VC	13,890	(11,684)	2,206	14,519	(8,006)	6,513
MFS VIT Emerging Markets Equity	605	(106)	499	1,364	(130)	1,234
MFS VIT Global Tactical Allocation	3,429	-	3,429	-	-	-
MFS VIT High Yield	3,192	(3,192)	-	-	-	-
MFS VIT II MA Investors Growth Stock	30	(4)	26	879	-	879
MFS VIT II Research International	283	-	283	12,695	(4,326)	8,369
MFS VIT International Value	28,083	(9,988)	18,095	10,908	(892)	10,016
MFS VIT Investors Trust	1	(1,365)	(1,364)	1,365	(1)	1,364
MFS VIT New Discovery	5,996	(5,516)	480	7,332	(3,745)	3,587
MFS VIT Research	185	-	185	6,075	-	6,075
MFS VIT Total Return	73	-	73	2,393	-	2,393
MFS VIT Total Return Bond	1,851	(3,663)	(1,812)	1,082	(58,678)	(57,596)
MFS VIT Utilities	479	(1,310)	(831)	1,223	(4,789)	(3,566)
Morgan Stanley UIF Emerging Markets Debt	5,314	(143)	5,171	-	-	-
Morgan Stanley UIF Emerging Markets Equity	457	(1,644)	(1,187)	1,940	(10,297)	(8,357)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)	45	(4)	41	454	(4)	450
Morningstar Balanced ETF Asset Allocation Portfolio (b)	12,498	(1,378)	11,120	13,418	(36,745)	(23,327)
Morningstar Conservative ETF Asset Allocation Portfolio (b)	3,895	(7,591)	(3,696)	42,971	(12,791)	30,180
Morningstar Growth ETF Asset Allocation Portfolio (b)	7,137	(662)	6,475	4,552	(872)	3,680
Morningstar Income and Growth ETF Asset Allocation Portfolio (b)	27	-	27	904	-	904
Neuberger Berman AMT Guardian	63	(7)	56	62	(7)	55
Oppenheimer Global Fund/VA	513	(5,630)	(5,117)	15,703	(10,086)	5,617
Oppenheimer Global Strategic Income Fund/VA	363	(62)	301	19,867	(9,854)	10,013

(b) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer International Growth Fund/VA	2,547	(2,349)	198	5,949	(16,082)	(10,133)
Oppenheimer Main Street Small Cap Fund/VA	3,692	(962)	2,730	7,019	(842)	6,177
PIMCO VIT All Asset	1,428	(41)	1,387	17,310	(9,435)	7,875
PIMCO VIT CommodityRealReturn Strategy	16,490	(8,799)	7,691	2,854	(3,294)	(440)
PIMCO VIT Emerging Markets Bond	2,229	(5,801)	(3,572)	2,029	(16,485)	(14,456)
PIMCO VIT Foreign Bond (Unhedged)	5,706	(71)	5,635	-	-	-
PIMCO VIT Global Bond (Unhedged)	435	(410)	25	24	-	24
PIMCO VIT High Yield	17,012	(16,777)	235	20,559	(20,549)	10
PIMCO VIT Low Duration Advisor Class	337,450	(478,047)	(140,597)	208,101	(37,128)	170,973
PIMCO VIT Real Return Administrative Class (d)	810	(810)	-	-	-	-
PIMCO VIT Real Return Advisor Class	7,411	(34)	7,377	6,748	(3,550)	3,198
PIMCO VIT Short-Term	35,881	(10,180)	25,701	1,484	(9,143)	(7,659)
PIMCO VIT Total Return Administrative Class (d)	16,218	(17,160)	(942)	288	(12,690)	(12,402)
PIMCO VIT Total Return Advisor Class	101,012	(93,786)	7,226	12,176	(6,496)	5,680
Pioneer Bond VCT	1,360	(2,777)	(1,417)	1,766	(6,756)	(4,990)
Pioneer High Yield VCT	1	(2,605)	(2,604)	11,605	(9,001)	2,604
Pioneer Real Estate Shares VCT	34	-	34	1,129	-	1,129
Pioneer Strategic Income VCT	576	-	576	18,912	-	18,912
Power Income VIT	39	(5)	34	40	(6)	34
Probabilities Fund	6,349	(12,699)	(6,350)	5,313	(4,536)	777
Putnam VT Absolute Return 500	861	(4,889)	(4,028)	22,218	(687)	21,531
Putnam VT Equity Income	4,201	(5,157)	(956)	25,790	(247)	25,543
Putnam VT Growth Opportunities (c)	291	(34)	257	9,586	(11)	9,575
Putnam VT High Yield	9,748	(9,640)	108	31,701	(25,378)	6,323
Putnam VT Income	702	(1,423)	(721)	1,541	(5,206)	(3,665)
Rydex VIF Banking	8,171	(557)	7,614	3,975	(3,975)	-

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Basic Materials	49,645	(40,559)	9,086	1,202	(6,854)	(5,652)
Rydex VIF Biotechnology	6,377	(12,278)	(5,901)	19,616	(15,665)	3,951
Rydex VIF Commodities Strategy	5,641	-	5,641	-	-	-
Rydex VIF Consumer Products	20,064	(6,194)	13,870	11,232	(14,045)	(2,813)
Rydex VIF Dow 2x Strategy	19,208	(16,349)	2,859	31,986	(30,197)	1,789
Rydex VIF Electronics	11,343	(2,815)	8,528	2,255	(2,577)	(322)
Rydex VIF Energy	1,447	(1,692)	(245)	1,379	(352)	1,027
Rydex VIF Energy Services	9,258	(5,934)	3,324	1,324	(8,184)	(6,860)
Rydex VIF Europe 1.25x Strategy	-	(1,648)	(1,648)	15,736	(14,088)	1,648
Rydex VIF Financial Services	4,455	(4,433)	22	7,378	(10,039)	(2,661)
Rydex VIF Government Long Bond 1.2x Strategy	81,438	(76,212)	5,226	85,554	(86,321)	(767)
Rydex VIF Health Care	9,849	(14,313)	(4,464)	27,026	(17,709)	9,317
Rydex VIF High Yield Strategy (a)	309	(309)	-	-	-	-
Rydex VIF Internet	293	(11,185)	(10,892)	12,669	(1,777)	10,892
Rydex VIF Inverse Dow 2x Strategy	6,823	(6,823)	-	75,051	(75,051)	-
Rydex VIF Inverse Government Long Bond Strategy	566,087	(566,087)	-	333,411	(333,411)	-
Rydex VIF Inverse Mid-Cap Strategy	21,439	(320)	21,119	-	-	-
Rydex VIF Inverse NASDAQ-100 Strategy	35,209	(33,242)	1,967	292,313	(286,547)	5,766
Rydex VIF Inverse Russell 2000 Strategy	44,129	(883)	43,246	-	-	-
Rydex VIF Inverse S&P 500 Strategy	4,274	(70,972)	(66,698)	232,640	(130,360)	102,280
Rydex VIF Japan 2x Strategy	53	(6)	47	2,240	(510)	1,730
Rydex VIF Leisure	400	(479)	(79)	2,159	(1,923)	236
Rydex VIF Mid-Cap 1.5x Strategy	53,005	(52,478)	527	21,213	(23,327)	(2,114)
Rydex VIF NASDAQ-100	112,745	(124,457)	(11,712)	114,738	(88,006)	26,732
Rydex VIF NASDAQ-100 2x Strategy	11,652	(14,491)	(2,839)	15,948	(13,931)	2,017
Rydex VIF Nova	81,796	(103,183)	(21,387)	39,344	(14,075)	25,269
Rydex VIF Precious Metals	47,280	(30,991)	16,289	2,723	(21,778)	(19,055)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Real Estate	9,091	(8,747)	344	14,871	(30,956)	(16,085)
Rydex VIF Retailing	1,300	(1,110)	190	917	(4,207)	(3,290)
Rydex VIF Russell 2000 1.5x Strategy	19,702	(19,702)	-	32,395	(32,395)	-
Rydex VIF Russell 2000 2x Strategy	10	(649)	(639)	639	-	639
Rydex VIF S&P 500 2x Strategy	1,962	(8,848)	(6,886)	104,538	(106,653)	(2,115)
Rydex VIF S&P 500 Pure Growth	2,560	(35,125)	(32,565)	63,533	(33,731)	29,802
Rydex VIF S&P 500 Pure Value	71,557	(44,760)	26,797	13,568	(19,965)	(6,397)
Rydex VIF S&P MidCap 400 Pure Growth	1,589	(1,589)	-	94,031	(94,113)	(82)
Rydex VIF S&P MidCap 400 Pure Value	106,093	(77,638)	28,455	3,207	(3,207)	-
Rydex VIF S&P SmallCap 600 Pure Growth	28,856	(34,501)	(5,645)	96,345	(91,966)	4,379
Rydex VIF S&P SmallCap 600 Pure Value	116,414	(85,319)	31,095	20,765	(20,581)	184
Rydex VIF Strengthening Dollar 2x Strategy	319	(741)	(422)	3,123	(897)	2,226
Rydex VIF Technology	6,399	(5,952)	447	2,845	(4,764)	(1,919)
Rydex VIF Telecommunications	2,812	(2,280)	532	1,962	(1,962)	-
Rydex VIF Transportation	7,377	(2,155)	5,222	5,637	(5,637)	-
Rydex VIF U.S. Government Money Market (c)	644,387	(652,471)	(8,084)	1,293,580	(1,232,024)	61,556
Rydex VIF Utilities	31,345	(8,858)	22,487	9,104	(16,370)	(7,266)
SEI VP Conservative Strategy	128	-	128	123	-	123
SEI VP Defensive Strategy	565	(854)	(289)	289	-	289
SEI VP Market Growth Strategy	792	-	792	26,020	(824)	25,196
T. Rowe Price Blue Chip Growth	28,192	(21,011)	7,181	21,955	(13,184)	8,771
T. Rowe Price Equity Income	8,541	(27,947)	(19,406)	20,480	(16,229)	4,251
T. Rowe Price Health Sciences	2,469	(7,259)	(4,790)	22,201	(16,362)	5,839
T. Rowe Price Limited-Term Bond	80,445	(91,467)	(11,022)	73,486	(67,574)	5,912
Templeton Developing Markets VIP Fund	12,814	(5,874)	6,940	2,345	(11,899)	(9,554)
Templeton Foreign VIP Fund	6,940	(1,422)	5,518	9,383	(12,072)	(2,689)
Templeton Global Bond VIP Fund	47,136	(25,257)	21,879	12,666	(11,160)	1,506

(c) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2016			2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Templeton Growth VIP Fund	-	-	-	1	(510)	(509)
Third Avenue Value	-	-	-	12,535	(12,535)	-
VanEck VIP Global Gold (b)	5,396	(5,750)	(354)	2,920	(28)	2,892
VanEck VIP Global Hard Assets (b)	7,928	(971)	6,957	1,177	(281)	896
Vanguard VIF Balanced (a)	5,386	(1,537)	3,849	-	-	-
Vanguard VIF Conservative Allocation (a)	10,600	-	10,600	-	-	-
Vanguard VIF Equity Income (a)	21,008	(2,049)	18,959	-	-	-
Vanguard VIF Equity Index (a)	18,222	(19)	18,203	-	-	-
Vanguard VIF High Yield Bond (a)	127	(40)	87	-	-	-
Vanguard VIF International (a)	17,813	(14)	17,799	-	-	-
Vanguard VIF Mid-Cap Index (a)	6,579	(4)	6,575	-	-	-
Vanguard VIF Moderate Allocation (a)	12,027	(891)	11,136	-	-	-
Vanguard VIF REIT Index (a)	5,992	(2,113)	3,879	-	-	-
Vanguard VIF Short Term Investment Grade (a)	230,851	(227,199)	3,652	-	-	-
Vanguard VIF Total Bond Market Index (a)	110,281	(67,840)	42,441	-	-	-
Vanguard VIF Total Stock Market Index (a)	23,639	-	23,639	-	-	-
Virtus Equity Trend	371	(260)	111	10,069	(770)	9,299
Virtus International Series	9,162	(200)	8,962	553	(175)	378
Virtus Multi-Sector Fixed Income Series	2,590	-	2,590	9,637	(956)	8,681
Virtus Real Estate Securities Series	416	(1,424)	(1,008)	4,115	(3,589)	526
VY Clarion Global Real Estate Portfolio	1,724	(490)	1,234	468	(490)	(22)
VY Clarion Real Estate Portfolio	2,057	(1,515)	542	898	(2)	896
Wells Fargo International Equity VT	-	-	-	948	(948)	-
Wells Fargo Omega Growth VT	652	(574)	78	785	(2,169)	(1,384)
Wells Fargo Opportunity VT	8	-	8	4,574	(4,651)	(77)
Western Asset Variable Global High Yield Bond	6,734	(6,734)	-	-	-	-

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2016, were as follows:
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio (a)
2016	4,085	8.97	9.33	36,632	0.25	0.25	1.45	4.42	5.66
2015	1,241	8.59	8.83	10,655	1.05	0.25	1.45	(11.35)	(10.36)
2014	-	9.69	9.85	-	-	0.25	1.45	(4.63)	(3.43)
2013	-	10.16	10.20	-	-	0.25	1.45	1.60	2.00
AB VPS Growth and Income (a)
2016	-	11.68	13.72	-	-	0.25	1.45	6.28	7.52
2015	4,180	10.99	12.76	48,602	3.01	0.25	1.45	(3.00)	(1.85)
2014	-	11.33	13.00	-	-	0.25	1.45	4.52	5.78
2013	-	10.84	12.29	-	-	0.25	1.45	8.40	22.90
AB VPS Small/Mid Cap Value (a)
2016	3,213	12.20	14.31	39,178	0.34	0.25	1.45	19.37	20.76
2015	3,118	10.22	11.85	31,856	1.11	0.25	1.45	(9.80)	(8.71)
2014	-	11.33	12.98	-	-	0.25	1.45	4.14	5.53
2013	1,011	10.88	12.30	12,417	1.00	0.25	1.45	8.80	23.00

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Capital Appreciation
2016	24,741	11.97	14.68	340,505	-	0.25	1.45	(4.16)	(2.97)
2015	26,382	12.49	15.13	377,986	-	0.25	1.45	1.30	2.51
2014	21,909	12.33	14.76	314,151	-	0.25	1.45	8.44	9.82
2013	11,332	11.37	13.44	149,218	0.20	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
ALPS/Alerian Energy Infrastructure (a)
2016	31,758	9.01	9.45	291,618	2.64	0.25	1.45	34.68	36.36
2015	10,900	6.69	6.93	74,716	0.78	0.25	1.45	(40.64)	(39.95)
2014	9,679	11.27	11.54	110,943	0.21	0.25	1.45	7.03	8.36
2013	730	10.53	10.65	7,683	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth
2016	9,331	11.36	14.87	137,160	2.09	0.25	1.45	8.29	9.58
2015	9,538	10.49	13.57	128,216	1.86	0.25	1.45	(10.11)	(8.93)
2014	8,821	11.67	14.90	130,500	1.72	0.25	1.45	7.46	8.68
2013	7,772	10.86	13.71	105,952	2.18	0.25	1.45	8.60	31.20
2012	6,586	10.41	10.45	68,581	1.75	0.25	0.45	10.51	10.82
American Century VP Inflation Protection (a)
2016	1,011	8.50	8.83	8,595	0.72	0.25	1.45	(0.11)	1.06
2015	-	8.43	8.84	-	-	0.25	1.45	(6.75)	(5.57)
2014	-	8.95	9.48	-	1.26	0.25	1.45	-	(1.25)
2013	513	8.96	9.60	4,919	-	0.25	1.45	(10.40)	(4.00)
American Century VP Mid Cap Value (d)
2016	3,596	12.94	16.55	53,252	1.48	0.25	1.45	17.42	18.81
2015	3,927	11.02	13.93	50,696	1.41	0.25	1.45	(5.89)	(4.72)
2014	12,841	11.71	14.62	173,579	1.14	0.25	1.45	11.21	12.46
2013	6,406	10.53	13.00	82,780	1.07	0.25	1.45	5.30	25.85
2012	377	10.30	10.33	3,886	0.98	0.25	0.45	12.32	12.40

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Value
2016	1,138	12.04	15.57	16,829	1.53	0.25	1.45	15.11	16.45
2015	908	10.46	13.37	12,027	1.01	0.25	1.45	(8.25)	(7.15)
2014	-	11.40	14.40	-	-	0.25	1.45	7.95	9.34
2013	-	10.56	13.17	-	-	0.25	1.45	5.60	27.25
2012	-	10.31	10.35	-	-	0.25	0.45	10.62	10.93
American Funds IS Asset Allocation (a)
2016	-	10.21	10.55	-	15.13	0.25	1.45	4.40	5.71
2015	2,160	9.78	9.98	21,133	3.77	0.25	1.45	(3.26)	(2.16)
2014	-	10.11	10.20	-	-	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth (a)
2016	40,439	11.29	11.66	458,019	3.03	0.25	1.45	13.35	14.65
2015	24,157	9.96	10.17	240,769	3.21	0.25	1.45	(7.52)	(6.27)
2014	543	10.77	10.85	5,888	5.40	0.25	1.45	7.70	8.50
American Funds IS Global Bond (a)
2016	11,443	8.46	8.73	99,068	0.51	0.25	1.45	(1.97)	(0.91)
2015	9,712	8.63	8.81	85,264	0.05	0.25	1.45	(8.48)	(7.36)
2014	-	9.43	9.51	-	-	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth (a)
2016	1,199	9.88	10.20	12,166	0.70	0.25	1.45	(3.98)	(2.86)
2015	1,163	10.29	10.50	12,176	1.74	0.25	1.45	1.98	3.24
2014	-	10.09	10.17	-	-	0.25	1.45	0.90	1.70
American Funds IS Global Small Capitalization (a)
2016	183	9.17	9.47	1,683	0.24	0.25	1.45	(2.65)	(1.46)
2015	-	9.42	9.61	-	-	0.25	1.45	(4.37)	(3.22)
2014	-	9.85	9.93	-	-	0.25	1.45	(1.50)	(0.70)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS Growth (a)
2016	3,216	11.23	11.60	37,092	0.31	0.25	1.45	4.47	5.74
2015	8,618	10.75	10.97	93,541	1.15	0.25	1.45	1.99	3.20
2014	3,063	10.54	10.63	32,511	1.63	0.25	1.45	5.40	6.30
American Funds IS Growth-Income (a)
2016	3,254	10.86	11.21	35,321	2.01	0.25	1.45	6.47	7.68
2015	-	10.20	10.41	-	-	0.25	1.45	(3.23)	(2.07)
2014	-	10.54	10.63	-	-	0.25	1.45	5.40	6.30
American Funds IS International (a)
2016	1,937	8.42	8.69	16,299	0.10	0.25	1.45	(1.29)	(0.11)
2015	3,964	8.53	8.70	34,109	3.06	0.25	1.45	(8.87)	(7.84)
2014	-	9.36	9.44	-	-	0.25	1.45	(6.40)	(5.60)
American Funds IS International Growth and Income (a)
2016	9,166	7.92	8.18	74,299	2.01	0.25	1.45	(3.18)	(2.04)
2015	9,445	8.18	8.35	78,369	4.21	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)
American Funds IS Mortgage (a)
2016	10,353	9.40	9.70	99,043	1.86	0.25	1.45	(2.39)	(1.32)
2015	3,859	9.63	9.83	37,364	2.99	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)
American Funds IS New World (a)
2016	6,262	8.34	8.61	52,816	0.54	0.25	1.45	0.48	1.65
2015	6,147	8.30	8.47	51,541	0.75	0.25	1.45	(7.57)	(6.51)
2014	861	8.98	9.06	7,728	2.04	0.25	1.45	(10.20)	(9.40)
American Funds IS U.S. Government/AAA-Rated Securities (a)
2016	25,030	9.26	9.56	233,830	1.26	0.25	1.45	(3.34)	(2.25)
2015	18,656	9.58	9.78	179,014	2.60	0.25	1.45	(3.13)	(1.91)
2014	-	9.89	9.97	-	-	0.25	1.45	(1.10)	(0.30)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Basic Value V.I.
2016	998	11.45	14.27	11,419	1.37	0.25	1.45	12.59	13.98
2015	968	10.17	12.52	9,842	2.70	0.25	1.45	(10.24)	(9.14)
2014	-	11.33	13.78	-	-	0.25	1.45	4.91	6.08
2013	-	10.80	12.99	-	-	0.25	1.45	8.00	33.23
2012	-	9.71	9.75	-	-	0.25	0.45	9.84	10.17
BlackRock Equity Dividend V.I.
2016	15,389	11.67	14.17	179,712	1.55	0.25	1.45	10.93	12.37
2015	12,181	10.52	12.61	128,162	1.44	0.25	1.45	(5.14)	(4.03)
2014	15,400	11.09	13.14	170,790	1.84	0.25	1.45	4.33	5.63
2013	8,776	10.63	12.44	93,325	0.84	0.25	1.45	6.30	20.08
2012	-	10.32	10.36	-	-	0.25	0.45	8.06	8.37
BlackRock Global Allocation V.I.
2016	30,756	9.53	10.14	297,185	1.28	0.25	1.45	(0.73)	0.50
2015	27,912	9.60	10.09	272,413	1.25	0.25	1.45	(5.33)	(4.18)
2014	20,073	10.14	10.53	206,009	2.56	0.25	1.45	(2.50)	(1.31)
2013	14,847	10.40	10.67	156,027	1.41	0.25	1.45	4.00	10.80
2012	6,842	9.60	9.63	65,657	2.92	0.25	0.45	6.19	6.41
BlackRock High Yield V.I. (a)
2016	37,616	10.05	10.52	392,197	4.93	0.25	1.45	7.95	9.13
2015	33,641	9.31	9.64	322,188	5.03	0.25	1.45	(8.00)	(6.86)
2014	29,878	10.12	10.35	308,119	4.30	0.25	1.45	(2.03)	(0.77)
2013	10,460	10.33	10.43	108,885	3.78	0.25	1.45	3.30	4.30
BlackRock Large Cap Growth V.I.
2016	243	12.50	14.82	3,040	0.86	0.25	1.45	2.80	4.07
2015	-	12.16	14.24	-	-	0.25	1.45	(1.94)	(0.77)
2014	-	12.40	14.35	-	-	0.25	1.45	8.96	10.38
2013	-	11.38	13.00	-	-	0.25	1.45	13.80	29.22
2012	-	10.02	10.06	-	-	0.25	0.45	10.84	11.16

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Core Equity VIP
2016	13,467	12.58	15.51	172,056	1.08	0.25	1.45	5.45	6.74
2015	13,407	11.93	14.53	163,089	0.27	0.25	1.45	0.34	1.54
2014	-	11.89	14.31	-	-	0.25	1.45	6.64	7.92
2013	-	11.15	13.26	-	-	0.25	1.45	11.50	32.73
2012	-	9.95	9.99	-	-	0.25	0.45	1.39	1.58
Deutsche Global Growth VIP
2016	-	9.66	9.77	-	-	0.25	1.45	(1.12)	0.10
2015	-	9.67	9.83	-	0.94	0.25	1.45	(5.84)	(4.78)
2014	790	10.17	10.44	8,092	0.65	0.25	1.45	(4.57)	(3.39)
2013	767	10.55	10.94	8,132	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
Deutsche Global Small Cap VIP
2016	7,528	9.61	10.98	72,335	0.13	0.25	1.45	(3.13)	(1.96)
2015	8,056	9.92	11.20	80,755	0.13	0.25	1.45	(3.50)	(2.35)
2014	729	10.28	11.47	8,294	0.65	0.25	1.45	(8.46)	(7.35)
2013	708	11.23	12.38	8,717	0.67	0.25	1.45	12.30	31.28
2012	-	9.39	9.43	-	-	0.25	0.45	10.99	11.33
Deutsche Government & Agency Securities VIP
2016	-	9.08	9.19	-	-	0.25	1.45	(3.61)	(2.44)
2015	-	9.33	9.42	-	-	0.25	1.45	(4.66)	(3.48)
2014	1,251	9.69	9.88	12,134	3.26	0.25	1.45	0.41	1.56
2013	5,490	9.56	9.84	52,501	2.57	0.25	1.45	(6.55)	(1.60)
2012	5,423	10.23	10.26	55,480	7.08	0.25	0.45	(0.97)	(0.87)
Deutsche High Income VIP (a)
2016	-	9.65	10.11	-	-	0.25	1.45	7.70	9.06
2015	-	8.96	9.27	-	-	0.25	1.45	(9.04)	(7.94)
2014	-	9.85	10.07	-	-	0.25	1.45	(3.24)	(2.04)
2013	-	10.18	10.28	-	-	0.25	1.45	1.80	2.80

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Large Cap Value VIP
2016	-	9.13	10.91	-	-	0.25	1.45	(8.79)	(7.70)
2015	-	10.01	11.82	-	-	0.25	1.45	(11.18)	(10.11)
2014	-	11.27	13.15	-	-	0.25	1.45	5.52	6.82
2013	-	10.68	12.31	-	-	0.25	1.45	6.80	26.39
2012	-	9.71	9.74	-	-	0.25	0.45	5.77	5.87
Deutsche Small Mid Cap Value VIP
2016	-	11.52	13.05	-	-	0.25	1.45	11.41	12.79
2015	-	10.34	11.57	-	-	0.25	1.45	(6.51)	(5.40)
2014	-	11.06	12.23	-	-	0.25	1.45	0.55	1.75
2013	-	11.00	12.02	-	-	0.25	1.45	10.00	30.37
2012	-	9.19	9.22	-	-	0.25	0.45	9.54	9.76
Dimensional VA Global Bond Portfolio (a)
2016	255	9.00	9.22	2,331	0.13	0.65	1.85	(3.12)	(1.91)
2015	6,337	9.29	9.40	59,313	0.84	0.65	1.85	(3.33)	(2.08)
2014	18,516	9.57	9.61	177,158	2.15	0.65	1.85	(1.94)	(0.83)
2013	17,532	9.66	9.80	169,445	0.90	0.65	1.85	(3.40)	(2.00)
Dimensional VA International Small Portfolio (a)
2016	7,721	10.41	11.10	84,078	3.27	0.65	1.85	1.17	2.40
2015	3,188	10.29	10.84	34,360	0.93	0.65	1.85	0.78	2.07
2014	13,017	10.21	10.62	137,766	2.21	0.65	1.85	(10.20)	(9.15)
2013	11,253	11.37	11.69	131,371	4.21	0.65	1.85	13.70	16.90
Dimensional VA International Value Portfolio (a)
2016	12,998	9.08	9.43	121,532	2.41	0.65	1.85	3.89	5.25
2015	21,003	8.74	8.96	186,874	4.58	0.65	1.85	(11.36)	(10.31)
2014	8,107	9.86	9.99	80,672	5.25	0.65	1.85	(11.57)	(10.48)
2013	3,814	11.14	11.16	42,480	4.78	0.65	1.85	11.40	11.60

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA Short-Term Fixed Portfolio (a)
2016	3,907	8.56	8.79	34,073	0.68	0.65	1.85	(3.93)	(2.77)
2015	3,803	8.91	9.04	34,199	0.27	0.65	1.85	(4.50)	(3.32)
2014	4,771	9.32	9.35	44,455	0.23	0.65	1.85	(4.60)	(3.51)
2013	2,612	9.67	9.78	25,258	0.53	0.65	1.85	(3.30)	(2.20)
Dimensional VA U.S. Large Value Portfolio (a)
2016	62,981	12.00	14.08	870,997	1.97	0.65	1.85	13.21	14.56
2015	60,218	10.60	12.29	726,620	2.68	0.65	1.85	(7.99)	(6.82)
2014	33,188	11.52	13.19	436,174	2.82	0.65	1.85	3.97	5.18
2013	9,246	11.08	12.54	115,749	2.69	0.65	1.85	10.80	25.40
Dimensional VA U.S. Targeted Value Portfolio (a)
2016	1,005	12.13	14.56	14,472	0.73	0.65	1.85	21.42	22.87
2015	1,926	9.99	11.85	22,641	1.19	0.65	1.85	(9.76)	(8.56)
2014	2,250	11.07	12.96	29,060	1.38	0.65	1.85	(1.16)	(0.08)
2013	704	11.20	12.97	9,110	1.43	0.65	1.85	12.00	29.70
Dreyfus IP Small Cap Stock Index (a)
2016	7,867	12.59	14.96	110,494	0.50	0.25	1.45	20.25	21.72
2015	3,861	10.47	12.29	44,567	1.20	0.25	1.45	(6.60)	(5.46)
2014	6,341	11.21	13.00	79,602	0.49	0.25	1.45	0.63	1.80
2013	8,148	11.14	12.77	99,879	-	0.25	1.45	11.40	27.70
Dreyfus IP Technology Growth (a)
2016	1,457	12.02	12.99	17,504	-	0.25	1.45	(0.08)	1.01
2015	925	12.03	12.86	11,137	-	0.25	1.45	1.26	2.55
2014	-	11.88	12.54	-	-	0.25	1.45	1.89	3.12
2013	-	11.66	12.16	-	-	0.25	1.45	16.60	21.60

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dreyfus Stock Index (a)
2016	-	12.05	13.89	-	-	0.25	1.45	6.64	7.93
2015	-	11.30	12.87	-	-	0.25	1.45	(3.58)	(2.35)
2014	-	11.72	13.18	-	-	0.25	1.45	8.22	9.47
2013	-	10.83	12.04	-	-	0.25	1.45	8.30	20.40
Eaton Vance VT Floating-Rate Income (a)
2016	4,332	9.57	9.89	42,607	3.47	0.25	1.45	4.13	5.44
2015	4,347	9.19	9.38	40,626	2.62	0.25	1.45	(5.36)	(4.09)
2014	2,117	9.71	9.78	20,685	1.02	0.25	1.45	(2.90)	(2.20)
Federated Fund for U.S. Government Securities II
2016	2,856	9.20	10.09	28,227	1.45	0.25	1.45	(2.75)	(1.66)
2015	6,613	9.46	10.26	65,021	1.08	0.25	1.45	(3.86)	(2.66)
2014	10,108	9.84	10.54	104,889	-	0.25	1.45	-	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
2012	-	10.85	10.98	-	-	0.25	0.45	(0.55)	(0.36)
Federated High Income Bond II
2016	-	10.14	13.96	-	2.73	0.25	1.45	9.62	10.88
2015	2,546	9.25	12.59	26,124	8.44	0.25	1.45	(7.04)	(5.90)
2014	7,072	9.95	13.38	93,092	7.35	0.25	1.45	(2.07)	(0.82)
2013	12,276	10.16	13.49	163,306	-	0.25	1.45	1.60	3.29
2012	-	12.90	13.06	-	15.33	0.25	0.45	10.45	10.68
Fidelity VIP Balanced
2016	26,767	10.95	12.26	293,631	1.39	0.25	1.45	2.24	3.55
2015	18,710	10.71	11.84	201,092	2.47	0.25	1.45	(4.03)	(2.87)
2014	1,101	11.16	12.19	13,314	2.54	0.25	1.45	5.28	6.56
2013	-	10.60	11.44	-	-	0.25	1.45	6.00	15.44
2012	-	9.88	9.91	-	-	0.25	0.45	11.01	11.10

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Contrafund
2016	36,100	11.57	13.53	442,571	0.43	0.25	1.45	3.03	4.32
2015	60,406	11.23	12.97	714,653	0.90	0.25	1.45	(3.93)	(2.77)
2014	41,612	11.69	13.34	539,625	1.23	0.25	1.45	6.76	8.10
2013	7,074	10.95	12.34	86,113	1.07	0.25	1.45	9.50	26.69
2012	3,684	9.62	9.74	35,453	2.22	0.25	0.45	12.12	12.47
Fidelity VIP Disciplined Small Cap
2016	1,252	12.17	15.45	19,113	0.46	0.25	1.45	16.91	18.39
2015	1,215	10.41	13.05	15,698	0.41	0.25	1.45	(6.47)	(5.30)
2014	838	11.13	13.78	11,464	0.10	0.25	1.45	0.36	1.55
2013	813	11.09	13.57	10,975	0.36	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
Fidelity VIP Emerging Markets (a)
2016	5,351	8.33	8.51	45,297	0.12	0.25	1.45	(1.50)	(0.36)
2015	5,258	8.37	8.64	44,640	0.38	0.25	1.45	(14.29)	(13.20)
2014	3,830	9.66	10.08	37,257	0.16	0.25	1.45	(3.26)	(2.12)
2013	2,279	9.89	10.42	22,776	1.21	0.25	1.45	(1.10)	4.20
Fidelity VIP Growth & Income
2016	7,653	11.71	15.65	112,049	2.08	0.25	1.45	10.68	12.11
2015	3,176	10.58	13.96	44,161	0.96	0.25	1.45	(6.78)	(5.68)
2014	10,524	11.35	14.80	136,945	2.56	0.25	1.45	5.48	6.71
2013	1,784	10.76	13.87	24,743	3.00	0.25	1.45	7.60	29.02
2012	-	10.71	10.75	-	-	0.25	0.45	14.18	14.48
Fidelity VIP Growth Opportunities
2016	24,765	11.35	13.69	332,428	0.05	0.25	1.45	(4.30)	(3.18)
2015	24,294	11.86	14.14	337,346	-	0.25	1.45	0.76	2.02
2014	21,151	11.77	13.86	288,592	-	0.25	1.45	7.10	8.37
2013	-	10.99	12.79	-	-	0.25	1.45	9.90	33.09
2012	-	9.49	9.61	-	-	0.25	0.45	15.17	15.50

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP High Income (a)
2016	5,433	9.85	10.22	53,686	5.40	0.25	1.45	9.20	10.61
2015	5,272	9.02	9.24	47,665	12.03	0.25	1.45	(8.05)	(6.95)
2014	522	9.81	9.93	5,167	11.73	0.25	1.45	(3.54)	(2.36)
2013	-	10.15	10.17	-	-	0.25	1.45	1.50	1.70
Fidelity VIP Index 500
2016	35,706	12.11	13.60	475,639	0.93	0.25	1.45	6.70	8.02
2015	69,827	11.35	12.59	863,549	2.26	0.25	1.45	(3.32)	(2.18)
2014	43,632	11.74	12.87	552,639	1.52	0.25	1.45	8.30	9.63
2013	39,920	10.84	11.74	461,945	2.20	0.25	1.45	8.40	27.75
2012	14,778	9.08	9.19	134,189	3.70	0.25	0.45	11.69	11.94
Fidelity VIP Investment Grade Bond
2016	24,608	9.41	10.92	251,415	2.30	0.25	1.45	(0.11)	1.20
2015	23,676	9.42	10.79	239,405	1.96	0.25	1.45	(5.14)	(4.09)
2014	32,872	9.93	11.25	363,936	2.56	0.25	1.45	0.91	2.27
2013	18,426	9.84	11.00	199,916	2.71	0.25	1.45	(5.41)	(1.60)
2012	11,124	11.47	11.60	127,575	4.23	0.25	0.45	2.05	2.20
Fidelity VIP Mid Cap
2016	13,549	11.47	12.80	168,510	0.26	0.25	1.45	7.00	8.38
2015	15,526	10.72	11.81	181,618	0.27	0.25	1.45	(5.88)	(4.83)
2014	14,784	11.39	12.41	181,983	0.01	0.25	1.45	1.42	2.65
2013	22,941	11.23	12.09	275,671	0.39	0.25	1.45	12.30	31.56
2012	7,980	9.16	9.19	73,070	0.77	0.25	0.45	10.76	10.86
Fidelity VIP Overseas
2016	3,991	8.99	9.28	35,909	1.79	0.25	1.45	(9.47)	(8.30)
2015	1,562	9.93	10.12	15,522	2.36	0.25	1.45	(1.19)	-
2014	-	10.04	10.12	-	-	0.25	1.45	(12.30)	(11.23)
2013	-	11.34	11.46	-	-	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Real Estate
2016	11,173	11.23	14.09	146,016	1.37	0.25	1.45	0.90	2.10
2015	9,169	11.13	13.80	124,629	1.59	0.25	1.45	(1.07)	0.15
2014	10,209	11.25	13.78	139,753	1.68	0.25	1.45	24.17	25.62
2013	9,289	9.06	10.97	101,402	2.16	0.25	1.45	(9.40)	(1.61)
2012	4,869	11.11	11.15	54,156	2.19	0.25	0.45	14.30	14.48
Fidelity VIP Strategic Income
2016	9,017	9.55	10.20	87,606	4.81	0.25	1.45	3.35	4.62
2015	3,607	9.24	9.75	34,936	0.38	0.25	1.45	(6.19)	(5.16)
2014	44,877	9.85	10.28	457,776	5.37	0.25	1.45	(1.20)	0.10
2013	3,345	9.97	10.27	34,167	3.57	0.25	1.45	(3.41)	(0.30)
2012	3,966	10.57	10.61	41,925	6.56	0.25	0.45	6.55	6.74
Franklin Growth and Income VIP Fund
2016	12,752	11.42	14.24	160,689	2.91	0.25	1.45	6.73	8.04
2015	12,375	10.70	13.18	145,354	4.46	0.25	1.45	(5.23)	(4.08)
2014	6,678	11.29	13.74	75,389	2.37	0.25	1.45	4.34	5.61
2013	6,481	10.82	13.01	70,095	-	0.25	1.45	8.20	25.46
2012	-	10.33	10.37	-	-	0.25	0.45	8.39	8.70
Franklin High Income VIP Fund
2016	16,864	9.51	11.02	172,909	4.70	0.25	1.45	11.75	13.14
2015	28,916	8.51	9.74	263,223	6.29	0.25	1.45	(13.07)	(12.01)
2014	5,015	9.79	11.07	51,637	20.14	0.25	1.45	(4.39)	(3.23)
2013	-	10.24	11.44	-	-	0.25	1.45	2.40	4.38
2012	-	10.92	10.96	-	-	0.25	0.45	11.66	11.84
Franklin Income VIP Fund
2016	12,598	10.08	11.45	128,033	4.87	0.25	1.45	9.09	10.41
2015	12,265	9.24	10.37	114,236	4.70	0.25	1.45	(11.15)	(9.98)
2014	11,917	10.40	11.52	124,777	6.19	0.25	1.45	0.10	1.23
2013	7,490	10.39	11.38	78,589	1.38	0.25	1.45	3.90	10.27
2012	-	10.28	10.32	-	-	0.25	0.45	8.78	9.09

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Large Cap Growth VIP Fund
2016	-	10.94	13.20	-	-	0.25	1.45	(6.09)	(4.97)
2015	-	11.65	13.89	-	-	0.25	1.45	1.04	2.28
2014	8,292	11.53	13.58	95,634	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
2012	-	9.98	10.02	-	-	0.25	0.45	8.48	8.79
Franklin Mutual Global Discovery VIP Fund
2016	21,783	10.69	12.75	272,677	1.39	0.25	1.45	7.22	8.60
2015	68,247	9.97	11.74	783,414	2.67	0.25	1.45	(7.86)	(6.75)
2014	54,464	10.82	12.59	669,025	2.66	0.25	1.45	1.12	2.27
2013	37,671	10.70	12.31	461,004	2.43	0.25	1.45	7.00	23.59
2012	15,551	9.93	9.96	154,335	-	0.25	0.45	9.60	9.69
Franklin Mutual Shares VIP Fund
2016	6,972	11.04	13.44	80,871	2.47	0.25	1.45	10.95	12.37
2015	3,431	9.95	11.96	37,339	2.25	0.25	1.45	(9.05)	(8.00)
2014	1,640	10.94	13.00	21,161	3.97	0.25	1.45	2.43	3.67
2013	-	10.68	12.54	-	-	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
Franklin Rising Dividends VIP Fund
2016	14,806	11.44	14.83	192,097	1.01	0.25	1.45	10.96	12.35
2015	8,446	10.31	13.20	107,710	2.32	0.25	1.45	(7.86)	(6.71)
2014	7,989	11.19	14.15	109,490	1.32	0.25	1.45	4.00	5.20
2013	6,435	10.76	13.45	86,051	0.43	0.25	1.45	7.60	25.58
2012	1,091	10.67	10.71	11,634	3.06	0.25	0.45	8.11	8.40
Franklin Small Cap Value VIP Fund
2016	18,391	11.89	14.55	253,903	0.66	0.25	1.45	24.50	25.97
2015	15,555	9.55	11.55	173,888	0.43	0.25	1.45	(11.41)	(10.33)
2014	12,265	10.78	12.88	151,975	0.59	0.25	1.45	(3.75)	(2.65)
2013	9,421	11.20	13.23	115,312	0.13	0.25	1.45	12.00	31.90
2012	-	10.00	10.03	-	-	0.25	0.45	14.42	14.63

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Small-Mid Cap Growth VIP Fund
2016	266	10.67	23.30	2,841	-	0.25	1.45	(0.37)	0.82
2015	-	10.71	23.11	-	-	0.25	1.45	(6.87)	(5.79)
2014	-	11.50	24.53	-	-	0.25	1.45	2.77	4.07
2013	-	11.19	23.57	-	-	0.25	1.45	11.90	33.77
2012	-	17.48	17.62	-	-	0.25	0.45	7.11	7.31
Franklin Strategic Income VIP Fund
2016	413	9.29	10.19	4,169	1.16	0.25	1.45	3.22	4.41
2015	2,036	9.00	9.76	19,653	8.71	0.25	1.45	(8.07)	(6.96)
2014	4,072	9.79	10.49	42,368	6.50	0.25	1.45	(2.59)	(1.32)
2013	3,411	10.05	10.63	36,073	-	0.25	1.45	(0.19)	0.50
2012	-	10.60	10.63	-	-	0.25	0.45	8.94	9.14
Franklin U.S. Government Securities VIP Fund
2016	12,018	9.00	9.10	108,149	2.33	0.25	1.45	(3.74)	(2.57)
2015	13,741	9.25	9.35	127,961	1.08	0.25	1.45	(3.91)	(2.71)
2014	-	9.53	9.73	-	-	0.25	1.45	(1.12)	-
2013	-	9.54	9.84	-	-	0.25	1.45	(5.64)	(1.60)
2012	-	10.11	10.14	-	-	0.25	0.45	(1.56)	(1.36)
Goldman Sachs VIT Growth Opportunities
2016	5,287	10.26	12.59	61,559	-	0.25	1.45	(3.02)	(1.87)
2015	-	10.58	12.83	-	-	0.25	1.45	(9.34)	(8.23)
2014	4,230	11.67	13.98	52,275	-	0.25	1.45	6.28	7.54
2013	-	10.98	13.00	-	-	0.25	1.45	9.80	27.95
2012	-	10.12	10.16	-	-	0.25	0.45	15.39	15.72
Goldman Sachs VIT High Quality Floating Rate
2016	30,975	8.63	9.15	279,414	0.94	0.25	1.45	(3.47)	(2.24)
2015	34,846	8.94	9.36	322,636	0.43	0.25	1.45	(4.79)	(3.60)
2014	58,168	9.39	9.71	560,369	0.29	0.25	1.45	(4.38)	(3.29)
2013	35,103	9.82	10.04	350,559	0.24	0.25	1.45	(3.01)	(1.80)
2012	-	10.30	10.33	-	-	0.25	0.45	(0.68)	(0.58)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Large Cap Value
2016	-	11.27	13.79	-	-	0.25	1.45	6.42	7.73
2015	-	10.59	12.80	-	-	0.25	1.45	(8.71)	(7.65)
2014	-	11.60	13.86	-	-	0.25	1.45	7.71	9.05
2013	-	10.77	12.71	-	-	0.25	1.45	7.70	28.64
2012	-	9.84	9.88	-	-	0.25	0.45	14.69	15.02
Goldman Sachs VIT Mid Cap Value
2016	7,650	10.89	13.25	83,222	1.17	0.25	1.45	8.36	9.69
2015	7,103	10.05	12.08	71,325	0.17	0.25	1.45	(13.51)	(12.46)
2014	2,488	11.62	13.80	30,422	0.99	0.25	1.45	8.40	9.70
2013	1,440	10.72	12.58	15,431	1.13	0.25	1.45	7.20	28.37
2012	-	9.77	9.80	-	-	0.25	0.45	14.14	14.35
Goldman Sachs VIT Small Cap Equity Insights
2016	-	12.15	14.91	-	-	0.25	1.45	17.62	19.09
2015	-	10.33	12.52	-	-	0.25	1.45	(6.68)	(5.65)
2014	8,811	11.07	13.27	97,561	1.01	0.25	1.45	2.03	3.27
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
2012	-	9.77	9.80	-	-	0.25	0.45	8.68	8.89
Goldman Sachs VIT Strategic Growth
2016	-	11.75	14.79	-	-	0.25	1.45	(2.73)	(1.53)
2015	-	12.08	15.02	-	-	0.25	1.45	(1.39)	(0.20)
2014	-	12.25	15.05	-	-	0.25	1.45	8.50	9.77
2013	-	11.29	13.71	-	-	0.25	1.45	12.90	27.77
2012	-	10.69	10.73	-	-	0.25	0.45	15.57	15.87
Goldman Sachs VIT Strategic International Equity
2016	-	8.65	9.18	-	-	0.25	1.45	(7.09)	(5.94)
2015	-	9.31	9.76	-	-	0.25	1.45	(3.62)	(2.50)
2014	-	9.66	10.01	-	-	0.25	1.45	(11.70)	(10.63)
2013	-	10.94	11.20	-	-	0.25	1.45	9.40	19.79
2012	-	9.32	9.35	-	-	0.25	0.45	16.79	17.02

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF All Cap Value
2016	-	11.81	23.30	-	-	0.25	1.45	17.40	18.76
2015	-	10.06	19.62	-	-	0.25	1.45	(8.88)	(7.71)
2014	-	11.04	21.26	-	-	0.25	1.45	2.99	4.16
2013	-	10.72	20.41	-	-	0.25	1.45	7.20	28.93
2012	-	15.70	15.83	-	-	0.25	0.45	11.58	11.79
Guggenheim VIF CLS AdvisorOne Global Diversified Equity
2016	-	9.84	10.16	-	2.59	0.25	1.45	3.69	4.96
2015	18,637	9.49	9.68	177,096	0.83	0.25	1.45	(10.13)	(9.11)
2014	20,589	10.48	10.65	215,698	0.53	0.25	1.45	(1.03)	0.19
2013	-	10.48	10.67	-	-	0.25	1.45	6.70	19.57
2012	-	8.79	8.89	-	-	0.25	0.45	9.87	10.02
Guggenheim VIF CLS AdvisorOne Global Growth
2016	804	9.67	9.99	7,768	0.83	0.25	1.45	2.33	3.52
2015	5,174	9.45	9.65	49,041	2.34	0.25	1.45	(8.25)	(7.12)
2014	-	10.22	10.39	-	-	0.25	1.45	(1.62)	(0.48)
2013	-	10.29	10.47	-	-	0.25	1.45	4.70	14.98
2012	-	8.97	9.08	-	2.45	0.25	0.45	8.60	8.74
Guggenheim VIF CLS AdvisorOne Growth and Income
2016	1,121	9.05	9.29	10,414	-	0.25	1.45	2.43	3.70
2015	-	8.75	9.07	-	0.01	0.25	1.45	(8.38)	(7.19)
2014	3,126	9.45	9.90	29,601	1.12	0.25	1.45	(2.65)	(1.54)
2013	-	9.61	10.17	-	-	0.25	1.45	1.70	6.67
2012	-	9.03	9.14	-	3.52	0.25	0.45	6.99	7.28
Guggenheim VIF Floating Rate Strategies (a)
2016	20,492	9.85	10.19	204,269	3.95	0.25	1.45	3.79	5.16
2015	33,237	9.49	9.69	317,934	1.67	0.25	1.45	(3.65)	(2.52)
2014	20,785	9.85	9.94	205,483	-	0.25	1.45	(2.09)	(0.90)
2013	17,235	10.02	10.06	173,030	-	0.25	1.45	0.20	0.60

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Global Managed Futures Strategy
2016	-	5.26	8.22	-	8.66	0.25	1.45	(18.53)	(17.57)
2015	14,820	6.39	10.09	112,790	2.29	0.25	1.45	(5.79)	(4.70)
2014	5,553	6.72	10.71	43,040	-	0.25	1.45	7.21	8.61
2013	2,022	6.21	9.99	12,559	-	0.25	1.45	(0.80)	(0.10)
2012	-	6.26	6.32	-	-	0.25	0.45	(14.25)	(14.01)
Guggenheim VIF High Yield
2016	11,370	10.29	11.40	128,171	9.22	0.25	1.45	12.34	13.77
2015	1,802	9.16	10.02	17,939	7.77	0.25	1.45	(8.12)	(7.05)
2014	2,965	9.97	10.78	31,774	-	0.25	1.45	(1.97)	(0.74)
2013	1,700	10.17	10.86	18,368	-	0.25	1.45	1.70	3.92
2012	8,339	10.41	10.45	86,790	-	0.25	0.45	10.98	11.17
Guggenheim VIF Large Cap Value
2016	1,845	11.82	21.55	39,722	1.61	0.25	1.45	16.11	17.50
2015	1,956	10.18	18.34	35,838	1.09	0.25	1.45	(9.19)	(8.12)
2014	1,507	11.21	19.96	30,066	-	0.25	1.45	4.67	6.00
2013	3,093	10.71	18.83	45,005	-	0.25	1.45	7.10	27.75
2012	-	14.62	14.74	-	-	0.25	0.45	11.69	11.84
Guggenheim VIF Long Short Equity
2016	7,587	8.69	9.57	66,844	-	0.25	1.45	(3.72)	(2.64)
2015	10,203	8.93	9.94	93,595	-	0.25	1.45	(3.12)	(1.94)
2014	6,466	9.13	10.26	60,027	-	0.25	1.45	(1.72)	(0.54)
2013	3,303	9.20	10.44	31,259	0.01	0.25	1.45	4.40	13.78
2012	-	8.10	8.20	-	-	0.25	0.45	0.87	1.11
Guggenheim VIF Mid Cap Value
2016	13,061	11.17	24.98	156,653	0.24	0.25	1.45	21.15	22.69
2015	4,091	9.22	20.36	69,635	0.32	0.25	1.45	(10.83)	(9.75)
2014	1,742	10.34	22.56	25,477	0.01	0.25	1.45	(3.45)	(2.34)
2013	593	10.71	23.10	13,693	-	0.25	1.45	7.10	29.05
2012	-	17.75	17.90	-	-	0.25	0.45	13.13	13.36

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Multi-Hedge Strategies
2016	53,238	7.00	9.09	408,406	0.10	0.25	1.45	(4.82)	(3.64)
2015	53,238	7.28	9.55	425,521	0.79	0.25	1.45	(2.55)	(1.46)
2014	21,458	7.40	9.80	158,792	-	0.25	1.45	0.10	1.35
2013	3,040	7.32	9.79	22,221	-	0.25	1.45	(2.10)	(1.59)
2012	-	7.45	7.54	-	-	0.25	0.45	(1.32)	(1.05)
Guggenheim VIF Small Cap Value
2016	780	11.13	17.10	13,247	0.17	0.25	1.45	20.98	22.58
2015	813	9.20	13.95	11,275	-	0.25	1.45	(10.68)	(9.65)
2014	257	10.30	15.44	3,891	-	0.25	1.45	(5.68)	(4.51)
2013	938	10.92	16.17	14,953	-	0.25	1.45	9.20	32.43
2012	-	12.07	12.21	-	-	0.25	0.45	15.50	15.73
Guggenheim VIF StylePlus Large Core (a)
2016	949	12.67	14.19	13,357	1.69	0.25	1.45	8.38	9.74
2015	931	11.69	12.93	11,967	1.14	0.25	1.45	(2.91)	(1.75)
2014	1,280	12.04	13.16	16,775	-	0.25	1.45	10.46	11.81
2013	-	10.90	11.77	-	-	0.25	1.45	9.00	17.70
Guggenheim VIF StylePlus Large Growth
2016	432	12.87	13.91	5,558	-	0.25	1.45	3.96	5.30
2015	-	12.38	13.21	-	-	0.25	1.45	0.90	2.09
2014	1,938	12.27	12.94	24,877	-	0.25	1.45	10.14	11.55
2013	-	11.14	11.60	-	-	0.25	1.45	11.40	24.20
2012	-	9.31	9.34	-	-	0.25	0.45	7.01	7.11
Guggenheim VIF StylePlus Mid Growth
2016	707	11.87	25.67	17,855	0.82	0.25	1.45	3.94	5.20
2015	509	11.42	24.40	12,247	1.23	0.25	1.45	(4.52)	(3.29)
2014	424	11.96	25.23	10,555	-	0.25	1.45	8.14	9.46
2013	-	11.06	23.05	-	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Total Return Bond (a)
2016	35,937	10.25	10.45	370,984	4.88	0.25	1.45	2.09	3.47
2015	34,861	10.04	10.10	350,067	1.67	0.25	1.45	(3.28)	(2.13)
2014	29,535	10.28	10.38	303,586	-	0.25	1.45	3.39	4.67
2013	3,092	9.84	10.04	30,397	-	0.25	1.45	(1.60)	0.40
Invesco V.I. American Value
2016	2,478	10.79	13.75	26,724	0.11	0.25	1.45	10.21	11.52
2015	2,833	9.79	12.33	28,293	0.01	0.25	1.45	(13.36)	(12.24)
2014	2,526	11.30	14.05	28,523	0.16	0.25	1.45	4.73	5.96
2013	1,081	10.79	13.26	11,660	-	0.25	1.45	7.90	29.62
2012	-	10.19	10.23	-	-	0.25	0.45	13.10	13.41
Invesco V.I. Balanced-Risk Allocation (a)
2016	2,675	9.75	10.07	26,704	1.09	0.25	1.45	6.67	7.93
2015	2,277	9.14	9.33	21,158	2.42	0.25	1.45	(8.60)	(7.44)
2014	943	10.00	10.08	9,490	-	0.25	1.45	-	0.80
Invesco V.I. Comstock
2016	1,289	11.28	14.72	18,724	1.89	0.25	1.45	11.90	13.32
2015	2,100	10.08	12.99	27,017	0.84	0.25	1.45	(10.32)	(9.22)
2014	7,186	11.24	14.31	102,044	1.17	0.25	1.45	4.36	5.61
2013	6,270	10.77	13.55	84,464	2.65	0.25	1.45	7.70	31.30
2012	-	10.28	10.32	-	-	0.25	0.45	14.86	15.18
Invesco V.I. Core Equity
2016	-	10.45	12.65	-	-	0.25	1.45	5.24	6.57
2015	-	9.93	11.87	-	-	0.25	1.45	(10.14)	(9.04)
2014	-	11.05	13.05	-	-	0.25	1.45	3.17	4.40
2013	-	10.71	12.50	-	-	0.25	1.45	7.10	24.88
2012	-	9.98	10.01	-	-	0.25	0.45	9.79	9.88

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Equity and Income
2016	1,270	11.10	13.30	14,107	5.38	0.25	1.45	9.79	11.11
2015	1,237	10.11	11.97	12,510	2.37	0.25	1.45	(6.82)	(5.67)
2014	1,205	10.85	12.69	13,077	3.07	0.25	1.45	4.03	5.31
2013	-	10.43	12.05	-	-	0.25	1.45	4.30	20.86
2012	-	9.93	9.97	-	-	0.25	0.45	8.52	8.84
Invesco V.I. Global Core Equity
2016	-	9.91	10.23	-	-	0.25	1.45	1.85	3.13
2015	-	9.73	9.92	-	-	0.25	1.45	(5.90)	(4.80)
2014	786	10.34	10.42	8,124	3.45	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34
2012	-	9.02	9.05	-	-	0.25	0.45	9.60	9.83
Invesco V.I. Global Health Care
2016	4,769	10.44	14.46	50,080	-	0.25	1.45	(15.53)	(14.54)
2015	1,108	12.36	16.92	14,202	-	0.25	1.45	(1.59)	(0.41)
2014	-	12.56	16.99	-	-	0.25	1.45	14.18	15.58
2013	-	11.00	14.70	-	-	0.25	1.45	10.00	35.73
2012	-	10.79	10.83	-	-	0.25	0.45	16.40	16.70
Invesco V.I. Global Real Estate
2016	2,438	9.54	11.28	27,174	1.29	0.25	1.45	(2.65)	(1.40)
2015	2,956	9.80	11.44	33,501	2.02	0.25	1.45	(6.04)	(4.90)
2014	7,264	10.43	12.03	86,748	1.38	0.25	1.45	9.33	10.67
2013	6,465	9.54	10.87	69,891	7.40	0.25	1.45	(4.60)	(0.82)
2012	-	10.92	10.96	-	-	0.25	0.45	23.53	23.70
Invesco V.I. Government Securities
2016	844	8.96	9.30	7,580	1.06	0.25	1.45	(3.45)	(2.21)
2015	2,374	9.28	9.51	22,396	0.77	0.25	1.45	(4.33)	(3.16)
2014	10,129	9.70	9.82	98,692	3.09	0.25	1.45	(0.61)	0.51
2013	8,750	9.71	9.77	84,989	6.45	0.25	1.45	(6.18)	(2.40)
2012	-	10.35	10.38	-	-	0.25	0.45	(1.24)	(1.14)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. High Yield
2016	291	9.72	10.97	3,159	2.72	0.25	1.45	6.00	7.34
2015	-	9.17	10.22	-	31.50	0.25	1.45	(7.56)	(6.50)
2014	139	9.92	10.93	1,511	0.35	0.25	1.45	(2.84)	(1.62)
2013	3,500	10.21	11.11	38,691	3.64	0.25	1.45	2.10	3.35
2012	5,984	10.72	10.75	64,120	9.91	0.25	0.45	13.08	13.16
Invesco V.I. International Growth
2016	6,433	9.08	9.34	58,863	1.11	0.25	1.45	(5.08)	(3.94)
2015	7,204	9.46	9.84	68,694	0.78	0.25	1.45	(6.82)	(5.68)
2014	17,092	10.06	10.56	172,522	1.47	0.25	1.45	(4.35)	(3.13)
2013	17,473	10.40	11.04	182,434	1.49	0.25	1.45	10.40	14.92
2012	3,910	9.07	9.18	35,470	1.37	0.25	0.45	11.29	11.54
Invesco V.I. Mid Cap Core Equity
2016	1,560	10.53	12.34	18,864	-	0.25	1.45	8.22	9.59
2015	1,514	9.73	11.26	16,752	0.09	0.25	1.45	(8.47)	(7.40)
2014	1,829	10.63	12.16	21,884	-	0.25	1.45	(0.37)	0.91
2013	-	10.67	12.05	-	-	0.25	1.45	6.70	24.36
2012	-	9.58	9.69	-	-	0.25	0.45	6.92	7.07
Invesco V.I. Mid Cap Growth
2016	-	10.67	11.69	-	-	0.25	1.45	(3.79)	(2.58)
2015	-	11.09	12.00	-	-	0.25	1.45	(3.40)	(2.20)
2014	-	11.48	12.27	-	-	0.25	1.45	3.05	4.25
2013	-	11.14	11.77	-	-	0.25	1.45	11.40	32.25
2012	-	8.87	8.90	-	-	0.25	0.45	7.78	8.01
Invesco V.I. S&P 500 Index (a)
2016	3,545	11.99	13.81	48,589	1.34	0.25	1.45	6.29	7.64
2015	4,176	11.28	12.83	53,257	0.34	0.25	1.45	(3.59)	(2.43)
2014	5,967	11.70	13.15	78,175	1.56	0.25	1.45	8.03	9.31
2013	-	10.83	12.03	-	-	0.25	1.45	8.30	20.30

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Small Cap Equity
2016	2,489	10.37	12.31	30,287	-	0.25	1.45	6.91	8.27
2015	7,810	9.70	11.37	82,800	-	0.25	1.45	(9.85)	(8.82)
2014	7,374	10.76	12.47	91,215	-	0.25	1.45	(2.36)	(1.11)
2013	6,857	11.02	12.61	86,009	-	0.25	1.45	10.20	32.60
2012	1,247	9.47	9.51	11,814	-	0.25	0.45	9.73	10.07
Ivy Funds VIP Asset Strategy
2016	3,205	8.36	9.24	29,286	0.59	0.25	1.45	(6.90)	(5.71)
2015	3,530	8.98	9.80	34,005	0.58	0.25	1.45	(12.30)	(11.31)
2014	1,428	10.24	11.05	15,087	0.40	0.25	1.45	(9.38)	(8.30)
2013	941	11.30	12.05	11,054	1.50	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
Ivy Funds VIP Balanced
2016	4,429	10.26	12.23	46,978	1.35	0.25	1.45	(2.38)	(1.21)
2015	4,321	10.51	12.38	46,910	0.87	0.25	1.45	(4.71)	(3.51)
2014	820	11.03	12.83	10,448	0.92	0.25	1.45	2.89	4.14
2013	797	10.72	12.32	9,766	2.62	0.25	1.45	7.20	19.73
2012	-	10.26	10.29	-	-	0.25	0.45	8.00	8.09
Ivy Funds VIP Core Equity
2016	-	11.04	13.85	-	-	0.25	1.45	(0.81)	0.44
2015	602	11.13	13.79	8,216	0.64	0.25	1.45	(5.03)	(3.84)
2014	5,622	11.72	14.34	80,038	0.48	0.25	1.45	4.92	6.14
2013	5,481	11.17	13.51	73,634	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
Ivy Funds VIP Dividend Opportunities
2016	710	10.97	12.42	7,793	-	0.25	1.45	2.24	3.50
2015	-	10.73	12.00	-	-	0.25	1.45	(6.29)	(5.21)
2014	-	11.45	12.66	-	-	0.25	1.45	5.05	6.39
2013	-	10.90	11.90	-	-	0.25	1.45	9.00	25.40
2012	-	9.45	9.49	-	-	0.25	0.45	9.25	9.58

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Energy
2016	3,788	7.98	8.78	33,252	0.13	0.25	1.45	28.74	30.32
2015	3,970	6.14	6.82	27,078	0.04	0.25	1.45	(25.55)	(24.67)
2014	2,038	8.17	9.16	18,669	-	0.25	1.45	(14.47)	(13.37)
2013	-	9.45	10.71	-	-	0.25	1.45	7.10	23.70
2012	-	7.66	7.68	-	-	0.25	0.45	(2.05)	(1.92)
Ivy Funds VIP Global Bond
2016	-	9.16	9.36	-	-	0.25	1.45	2.35	3.54
2015	-	8.95	9.04	-	-	0.25	1.45	(6.87)	(5.74)
2014	299	9.52	9.61	2,844	-	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	10.00	10.04	-	-	0.25	0.45	2.77	2.97
Ivy Funds VIP Global Growth
2016	2,070	9.78	10.51	21,523	0.18	0.25	1.45	(7.30)	(6.16)
2015	2,587	10.55	11.20	28,711	0.52	0.25	1.45	(1.12)	0.09
2014	2,465	10.67	11.19	27,395	1.39	0.25	1.45	(3.44)	(2.27)
2013	1,160	11.05	11.45	13,211	1.38	0.25	1.45	10.50	15.42
2012	792	9.89	9.92	7,831	-	0.25	0.45	14.07	14.29
Ivy Funds VIP Global Natural Resources (a)
2016	1,005	6.89	7.12	6,931	0.30	0.25	1.45	18.38	19.87
2015	1,105	5.82	5.94	6,433	-	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)
Ivy Funds VIP Growth
2016	311	12.29	14.93	4,607	-	0.25	1.45	(3.15)	(2.03)
2015	3,927	12.69	15.24	59,270	-	0.25	1.45	2.50	3.74
2014	-	12.38	14.69	-	-	0.25	1.45	6.91	8.25
2013	-	11.58	13.57	-	-	0.25	1.45	15.80	32.13
2012	-	10.24	10.27	-	-	0.25	0.45	8.94	9.14

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP High Income
2016	4,681	9.96	12.12	56,098	7.10	0.25	1.45	11.16	12.53
2015	7,028	8.96	10.77	75,023	6.59	0.25	1.45	(10.58)	(9.50)
2014	21,848	10.02	11.90	248,710	4.49	0.25	1.45	(2.53)	(1.41)
2013	21,159	10.28	12.07	253,956	3.97	0.25	1.45	2.80	7.00
2012	-	11.24	11.28	-	-	0.25	0.45	14.58	14.87
Ivy Funds VIP International Core Equity
2016	5,350	9.71	9.97	51,951	1.28	0.25	1.45	(3.30)	(2.19)
2015	5,629	9.94	10.31	56,503	0.77	0.25	1.45	(5.33)	(4.11)
2014	2,598	10.39	10.89	26,993	-	0.25	1.45	(2.94)	(1.78)
2013	-	10.60	11.22	-	-	0.25	1.45	12.20	21.00
2012	-	8.78	8.81	-	-	0.25	0.45	9.48	9.58
Ivy Funds VIP Limited-Term Bond
2016	20,223	8.94	9.13	182,582	8.96	0.25	1.45	(2.51)	(1.30)
2015	39,662	9.16	9.25	363,520	1.57	0.25	1.45	(3.47)	(2.32)
2014	33,321	9.40	9.50	313,389	0.52	0.25	1.45	(3.46)	(2.27)
2013	29,341	9.64	9.84	282,933	-	0.25	1.45	(3.89)	(1.60)
2012	-	10.03	10.07	-	-	0.25	0.45	(0.20)	(0.10)
Ivy Funds VIP Mid Cap Growth
2016	4,084	10.32	12.02	48,531	-	0.25	1.45	1.47	2.74
2015	6,645	10.17	11.70	72,433	-	0.25	1.45	(9.84)	(8.81)
2014	5,373	11.28	12.83	68,410	-	0.25	1.45	3.11	4.48
2013	5,242	10.94	12.28	64,041	-	0.25	1.45	9.40	25.69
2012	403	9.73	9.77	3,917	-	0.25	0.45	9.70	10.02
Ivy Funds VIP Real Estate Securities
2016	256	11.37	13.90	2,909	-	0.25	1.45	(0.26)	0.94
2015	222	11.40	13.77	3,015	11.48	0.25	1.45	0.18	1.47
2014	-	11.38	13.57	-	-	0.25	1.45	24.51	26.00
2013	-	9.14	10.77	-	-	0.25	1.45	(8.60)	(2.09)
2012	-	10.97	11.00	-	-	0.25	0.45	13.80	13.87

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Science and Technology
2016	3,889	10.65	14.27	46,844	-	0.25	1.45	(2.92)	(1.72)
2015	4,016	10.97	14.52	49,455	-	0.25	1.45	(7.11)	(5.96)
2014	3,526	11.81	15.44	43,058	-	0.25	1.45	(1.58)	(0.39)
2013	1,513	12.00	15.50	19,854	-	0.25	1.45	20.00	51.37
2012	-	10.20	10.24	-	-	0.25	0.45	23.49	23.82
Ivy Funds VIP Small Cap Growth
2016	2,713	10.67	10.81	28,947	-	0.25	1.45	(1.57)	(0.37)
2015	2,720	10.75	10.85	29,485	-	0.25	1.45	(2.52)	(1.36)
2014	-	10.92	11.12	-	-	0.25	1.45	(2.88)	(1.70)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
2012	-	8.03	8.06	-	-	0.25	0.45	1.52	1.77
Ivy Funds VIP Small Cap Value
2016	7,424	12.19	14.07	93,103	0.29	0.25	1.45	23.26	24.73
2015	5,155	9.89	11.28	53,452	0.07	0.25	1.45	(9.76)	(8.59)
2014	2,060	10.96	12.34	24,579	0.07	0.25	1.45	2.43	3.61
2013	-	10.70	11.91	-	-	0.25	1.45	7.00	29.32
2012	-	9.18	9.21	-	-	0.25	0.45	14.61	14.84
Ivy Funds VIP Value
2016	-	11.22	13.75	-	-	0.25	1.45	6.25	7.59
2015	-	10.56	12.78	-	0.07	0.25	1.45	(8.09)	(6.99)
2014	6,669	11.49	13.74	81,065	1.08	0.25	1.45	6.09	7.34
2013	574	10.83	12.80	7,299	-	0.25	1.45	8.30	31.01
2012	-	9.73	9.77	-	-	0.25	0.45	14.88	15.08
Janus Aspen Enterprise
2016	8,857	12.42	15.37	120,366	0.03	0.25	1.45	7.25	8.55
2015	3,999	11.58	14.16	53,956	0.69	0.25	1.45	(0.77)	0.43
2014	203	11.67	14.10	2,841	-	0.25	1.45	7.36	8.63
2013	-	10.87	12.98	-	-	0.25	1.45	8.70	27.88
2012	-	10.12	10.15	-	-	0.25	0.45	13.07	13.15

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Aspen Forty
2016	-	12.23	15.17	-	-	0.25	1.45	(2.47)	(1.30)
2015	333	12.54	15.37	5,063	-	0.25	1.45	7.00	8.32
2014	5,600	11.72	14.19	70,961	0.03	0.25	1.45	3.72	5.03
2013	-	11.30	13.51	-	-	0.25	1.45	13.00	26.74
2012	-	10.62	10.66	-	-	0.25	0.45	19.59	19.91
Janus Aspen Janus Portfolio
2016	419	11.44	13.82	5,736	0.38	0.25	1.45	(4.11)	(2.95)
2015	412	11.93	14.24	5,809	0.43	0.25	1.45	0.51	1.71
2014	1,864	11.87	14.00	23,838	0.12	0.25	1.45	7.81	9.20
2013	-	11.01	12.82	-	-	0.25	1.45	10.10	25.81
2012	-	10.16	10.19	-	-	0.25	0.45	14.29	14.49
Janus Aspen Overseas
2016	1,349	5.35	7.19	8,832	1.16	0.25	1.45	(10.79)	(9.68)
2015	10,095	5.94	8.06	61,752	0.58	0.25	1.45	(12.77)	(11.78)
2014	830	6.74	9.24	7,667	-	0.25	1.45	(15.92)	(14.91)
2013	-	7.93	10.99	-	-	0.25	1.45	9.90	10.68
2012	-	7.19	7.21	-	-	0.25	0.45	9.44	9.57
Janus Aspen Perkins Mid Cap Value
2016	-	11.40	13.02	-	1.27	0.25	1.45	13.55	14.92
2015	1,975	10.04	11.33	22,161	2.16	0.25	1.45	(7.89)	(6.75)
2014	-	10.90	12.15	-	-	0.25	1.45	3.71	5.01
2013	-	10.51	11.57	-	-	0.25	1.45	5.10	21.79
2012	-	9.47	9.50	-	-	0.25	0.45	7.01	7.22
JPMorgan Insurance Trust Core Bond Portfolio (a)
2016	11,705	9.22	9.34	108,191	1.58	0.25	1.45	(2.64)	(1.48)
2015	5,017	9.42	9.48	47,294	3.48	0.25	1.45	(3.56)	(2.37)
2014	4,896	9.67	9.82	47,362	-	0.25	1.45	0.20	1.36
2013	-	9.56	9.80	-	-	0.25	1.45	(4.40)	(2.00)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

JPMorgan Insurance Trust Intrepid MidCap Portfolio (a)
2016	18,944	11.75	13.95	257,780	0.58	0.25	1.45	6.92	8.22
2015	19,293	10.99	12.89	243,611	0.61	0.25	1.45	(10.21)	(9.16)
2014	14,231	12.24	14.19	197,396	0.13	0.25	1.45	10.47	11.91
2013	-	11.08	12.68	-	-	0.25	1.45	10.80	26.80
JPMorgan Insurance Trust Small Cap Core Portfolio (a)
2016	8,077	12.00	14.33	111,825	0.17	0.25	1.45	14.61	16.03
2015	4,085	10.47	12.35	50,165	-	0.25	1.45	(9.66)	(8.59)
2014	-	11.59	13.51	-	-	0.25	1.45	4.60	5.88
2013	-	11.08	12.76	-	-	0.25	1.45	10.80	27.60
JPMorgan Insurance Trust US Equity Portfolio (a)
2016	-	12.20	14.24	-	-	0.25	1.45	5.81	7.15
2015	-	11.53	13.29	-	-	0.25	1.45	(3.76)	(2.57)
2014	-	11.98	13.64	-	-	0.25	1.45	8.61	9.91
2013	-	11.03	12.41	-	-	0.25	1.45	10.30	24.10
Lord Abbett Series Bond-Debenture VC
2016	30,908	10.29	11.68	342,130	5.61	0.25	1.45	7.30	8.55
2015	17,935	9.59	10.76	181,463	4.64	0.25	1.45	(5.89)	(4.69)
2014	12,988	10.19	11.29	142,992	7.74	0.25	1.45	(0.20)	0.98
2013	3,032	10.21	11.18	33,671	9.78	0.25	1.45	2.10	4.68
2012	-	10.64	10.68	-	-	0.25	0.45	8.68	8.98
Lord Abbett Series Calibrated Dividend Growth VC
2016	188	11.77	14.15	2,627	1.40	0.25	1.45	10.10	11.42
2015	268	10.69	12.70	3,377	1.83	0.25	1.45	(6.39)	(5.22)
2014	263	11.42	13.40	3,502	3.31	0.25	1.45	6.63	7.98
2013	-	10.71	12.41	-	-	0.25	1.45	7.10	23.85
2012	-	9.99	10.02	-	-	0.25	0.45	8.71	8.79

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Developing Growth VC
2016	1,428	9.30	11.87	16,754	-	0.25	1.45	(6.91)	(5.72)
2015	1,385	9.99	12.59	17,280	-	0.25	1.45	(12.21)	(11.15)
2014	614	11.38	14.17	8,643	-	0.25	1.45	(0.78)	0.43
2013	2,343	11.47	14.11	32,882	-	0.25	1.45	14.70	51.72
2012	-	9.27	9.30	-	-	0.25	0.45	8.29	8.52
Lord Abbett Series Growth and Income VC
2016	3,215	11.61	13.73	37,312	1.50	0.25	1.45	12.07	13.38
2015	3,131	10.36	12.11	32,442	1.23	0.25	1.45	(7.09)	(5.98)
2014	3,049	11.15	12.88	34,009	1.38	0.25	1.45	2.95	4.21
2013	-	10.83	12.36	-	-	0.25	1.45	8.30	31.49
2012	-	9.36	9.40	-	-	0.25	0.45	8.21	8.55
Lord Abbett Series Total Return VC
2016	20,499	9.51	10.36	209,982	2.79	0.25	1.45	(0.31)	0.88
2015	18,293	9.54	10.27	186,061	3.34	0.25	1.45	(4.98)	(3.84)
2014	11,780	10.04	10.68	124,821	3.76	0.25	1.45	1.41	2.69
2013	-	9.90	10.40	-	-	0.25	1.45	(4.44)	(1.00)
2012	-	10.82	10.86	-	-	0.25	0.45	3.15	3.33
MFS VIT Emerging Markets Equity (a)
2016	4,647	7.17	7.86	33,340	0.39	0.25	1.45	4.24	5.55
2015	4,148	6.81	7.54	28,249	0.80	0.25	1.45	(16.87)	(15.85)
2014	2,914	8.11	9.07	23,641	-	0.25	1.45	(10.99)	(9.96)
2013	-	9.02	10.19	-	-	0.25	1.45	(9.80)	1.90
MFS VIT Global Tactical Allocation (a)
2016	3,429	9.34	9.64	32,004	-	0.25	1.45	1.41	2.55
2015	-	9.21	9.40	-	-	0.25	1.45	(6.78)	(5.62)
2014	-	9.88	9.96	-	-	0.25	1.45	(1.20)	(0.40)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT High Yield (a)
2016	-	9.91	10.30	-	-	0.25	1.45	8.66	10.04
2015	-	9.12	9.36	-	-	0.25	1.45	(8.62)	(7.51)
2014	-	9.98	10.12	-	-	0.25	1.45	(1.96)	(0.78)
2013	-	10.18	10.20	-	-	0.25	1.45	1.80	2.00
MFS VIT II MA Investors Growth Stock
2016	905	11.23	14.18	12,690	0.39	0.25	1.45	1.17	2.46
2015	879	11.10	13.84	12,043	-	0.25	1.45	(4.72)	(3.62)
2014	-	11.65	14.36	-	-	0.25	1.45	6.30	7.57
2013	-	10.96	13.35	-	-	0.25	1.45	9.60	25.94
2012	-	10.56	10.60	-	-	0.25	0.45	12.70	12.89
MFS VIT II Research International
2016	9,563	8.44	8.77	80,748	1.33	0.25	1.45	(5.27)	(4.05)
2015	9,280	8.91	9.14	82,691	3.49	0.25	1.45	(6.51)	(5.38)
2014	911	9.53	9.66	8,735	-	0.25	1.45	(11.10)	(10.06)
2013	-	10.68	10.74	-	-	0.25	1.45	7.20	14.87
2012	-	9.32	9.35	-	-	0.25	0.45	12.42	12.65
MFS VIT International Value (a)
2016	28,111	9.68	10.00	276,053	2.02	0.25	1.45	(0.72)	0.50
2015	10,016	9.75	9.95	97,758	0.12	0.25	1.45	1.67	2.90
2014	-	9.59	9.67	-	-	0.25	1.45	(4.10)	(3.30)
MFS VIT Investors Trust
2016	-	11.45	14.36	-	-	0.25	1.45	3.62	4.82
2015	1,364	11.05	13.70	15,081	-	0.25	1.45	(4.41)	(3.25)
2014	-	11.56	14.16	-	-	0.25	1.45	5.86	7.19
2013	-	10.92	13.21	-	-	0.25	1.45	9.20	27.51
2012	-	10.32	10.36	-	-	0.25	0.45	14.79	15.11

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT New Discovery
2016	7,809	9.64	11.23	80,094	-	0.25	1.45	3.99	5.25
2015	7,329	9.27	10.67	73,821	-	0.25	1.45	(6.36)	(5.24)
2014	3,742	9.90	11.26	38,540	-	0.25	1.45	(11.53)	(10.42)
2013	-	11.19	12.57	-	-	0.25	1.45	11.90	36.63
2012	420	9.17	9.20	3,851	-	0.25	0.45	16.82	17.05
MFS VIT Research
2016	6,260	11.32	14.50	70,892	0.52	0.25	1.45	3.76	5.00
2015	6,075	10.91	13.81	66,306	0.95	0.25	1.45	(3.88)	(2.68)
2014	-	11.35	14.19	-	-	0.25	1.45	5.09	6.45
2013	-	10.80	13.33	-	-	0.25	1.45	8.00	27.80
2012	-	10.40	10.43	-	-	0.25	0.45	12.92	13.12
MFS VIT Total Return
2016	2,466	10.69	12.50	26,355	2.70	0.25	1.45	4.09	5.40
2015	2,393	10.27	11.86	24,577	-	0.25	1.45	(4.91)	(3.81)
2014	-	10.80	12.33	-	-	0.25	1.45	3.55	4.76
2013	-	10.43	11.77	-	-	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
MFS VIT Total Return Bond
2016	-	9.45	10.07	-	-	0.25	1.45	(0.53)	0.70
2015	1,812	9.50	10.00	17,961	0.58	0.25	1.45	(4.90)	(3.85)
2014	59,408	9.99	10.40	613,077	4.39	0.25	1.45	1.01	2.26
2013	7,081	9.89	10.17	71,590	1.66	0.25	1.45	(4.62)	(1.10)
2012	2,215	10.60	10.64	23,483	-	0.25	0.45	3.41	3.60
MFS VIT Utilities
2016	5,151	9.69	11.90	58,172	3.45	0.25	1.45	6.37	7.69
2015	5,982	9.11	11.05	63,970	3.54	0.25	1.45	(18.44)	(17.48)
2014	9,548	11.17	13.39	126,935	2.59	0.25	1.45	7.51	8.86
2013	4,868	10.39	12.30	59,553	1.07	0.25	1.45	3.90	16.37
2012	-	10.53	10.57	-	-	0.25	0.45	9.35	9.65

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morgan Stanley UIF Emerging Markets Debt (a)
2016	5,171	9.09	9.66	47,747	-	0.25	1.45	5.81	7.01
2015	-	8.51	9.13	-	-	0.25	1.45	(5.49)	(4.25)
2014	-	8.91	9.66	-	-	0.25	1.45	(1.63)	(0.45)
2013	-	8.96	9.82	-	-	0.25	1.45	(10.40)	(1.80)
Morgan Stanley UIF Emerging Markets Equity (a)
2016	7,275	7.72	8.04	56,209	0.43	0.25	1.45	1.90	3.18
2015	8,462	7.50	7.89	63,456	1.07	0.25	1.45	(14.61)	(13.53)
2014	16,819	8.69	9.24	146,188	0.33	0.25	1.45	(8.70)	(7.63)
2013	10,261	9.43	10.12	96,728	0.39	0.25	1.45	(5.70)	1.20
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (a)(b)
2016	1,499	10.41	11.24	15,590	1.25	0.25	1.45	6.44	7.66
2015	1,458	9.78	10.44	14,260	1.44	0.25	1.45	(7.12)	(5.95)
2014	1,008	10.53	11.10	10,613	1.94	0.25	1.45	(0.09)	1.19
2013	-	10.54	10.97	-	-	0.25	1.45	5.40	9.70
Morningstar Balanced ETF Asset Allocation Portfolio (a)(b)
2016	107,112	9.99	10.60	1,070,467	1.79	0.25	1.45	3.74	5.05
2015	95,992	9.63	10.09	923,268	1.26	0.25	1.45	(6.50)	(5.35)
2014	119,319	10.30	10.66	1,239,196	1.95	0.25	1.45	-	1.14
2013	21,790	10.30	10.54	224,527	2.67	0.25	1.45	3.00	5.40
Morningstar Conservative ETF Asset Allocation Portfolio (a)(b)
2016	129,237	9.26	9.52	1,203,857	1.50	0.25	1.45	0.11	1.28
2015	132,933	9.25	9.40	1,234,762	1.35	0.25	1.45	(5.52)	(4.37)
2014	102,753	9.79	9.83	1,007,358	2.01	0.25	1.45	(1.71)	(0.51)
2013	2,501	9.87	9.96	24,927	2.58	0.25	1.45	(1.30)	(0.40)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Growth ETF Asset Allocation Portfolio (a)(b)
2016	29,023	10.25	11.03	297,197	1.63	0.25	1.45	4.91	6.16
2015	22,548	9.77	10.39	220,059	1.39	0.25	1.45	(6.77)	(5.63)
2014	18,868	10.48	11.01	197,508	1.42	0.25	1.45	0.10	1.29
2013	8,102	10.47	10.87	84,858	2.23	0.25	1.45	4.70	8.70
Morningstar Income and Growth ETF Asset Allocation Portfolio (a)(b)
2016	931	9.59	10.02	8,931	1.72	0.25	1.45	1.80	2.98
2015	904	9.42	9.73	8,519	3.10	0.25	1.45	(5.99)	(4.79)
2014	-	10.02	10.22	-	-	0.25	1.45	(1.28)	-
2013	-	10.15	10.22	-	-	0.25	1.45	1.50	2.20
Neuberger Berman AMT Guardian
2016	2,163	10.98	12.64	23,746	0.54	0.25	1.45	3.98	5.25
2015	2,107	10.56	12.01	22,237	0.73	0.25	1.45	(9.12)	(8.04)
2014	2,052	11.62	13.06	23,827	0.59	0.25	1.45	4.31	5.58
2013	894	11.14	12.37	10,902	1.45	0.25	1.45	11.40	34.31
2012	-	9.10	9.21	-	-	0.25	0.45	8.98	9.12
Oppenheimer Global Fund/VA
2016	2,545	10.13	11.55	28,575	0.32	0.25	1.45	(4.52)	(3.43)
2015	7,662	10.61	11.96	83,853	0.50	0.25	1.45	(0.84)	0.42
2014	2,045	10.70	11.91	24,187	-	0.25	1.45	(2.37)	(1.24)
2013	-	10.96	12.06	-	-	0.25	1.45	9.60	22.94
2012	-	9.77	9.81	-	-	0.25	0.45	16.87	17.06

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Oppenheimer Global Strategic Income Fund/VA
2016	12,240	9.22	9.72	113,435	4.61	0.25	1.45	1.65	2.86
2015	11,939	9.07	9.45	108,745	1.63	0.25	1.45	(6.78)	(5.59)
2014	1,926	9.73	10.01	19,135	2.37	0.25	1.45	(2.01)	(0.79)
2013	807	9.93	10.09	8,093	9.34	0.25	1.45	(3.74)	(0.70)
2012	-	10.42	10.46	-	-	0.25	0.45	9.22	9.53
Oppenheimer International Growth Fund/VA
2016	23,102	8.95	10.42	232,971	0.78	0.25	1.45	(6.96)	(5.79)
2015	22,904	9.62	11.06	247,480	1.04	0.25	1.45	(1.33)	(0.18)
2014	33,037	9.75	11.08	357,212	0.90	0.25	1.45	(11.20)	(10.14)
2013	13,719	10.98	12.33	166,161	0.23	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
Oppenheimer Main Street Small Cap Fund/VA
2016	23,577	11.88	14.53	326,129	0.25	0.25	1.45	12.50	13.87
2015	20,847	10.56	12.76	255,940	0.63	0.25	1.45	(10.20)	(9.12)
2014	14,670	11.76	14.04	199,179	0.41	0.25	1.45	6.81	8.08
2013	1,408	11.01	12.99	15,490	-	0.25	1.45	10.10	36.16
2012	-	9.43	9.54	-	-	0.25	0.45	13.75	13.98
PIMCO VIT All Asset
2016	9,262	9.03	9.66	85,148	2.72	0.25	1.45	8.01	9.28
2015	7,875	8.36	8.84	66,979	5.82	0.25	1.45	(13.19)	(12.13)
2014	-	9.63	10.06	-	-	0.25	1.45	(3.89)	(2.71)
2013	-	10.02	10.34	-	-	0.25	1.45	(3.29)	0.20
2012	-	10.63	10.67	-	-	0.25	0.45	10.84	11.15
PIMCO VIT CommodityRealReturn Strategy
2016	29,682	4.39	5.78	131,400	1.07	0.25	1.45	9.89	11.28
2015	21,991	3.96	5.26	88,583	4.06	0.25	1.45	(29.01)	(28.11)
2014	22,431	5.51	7.41	123,592	0.33	0.25	1.45	(22.16)	(21.28)
2013	7,824	7.01	9.52	54,824	1.85	0.25	1.45	(17.63)	(4.80)
2012	-	8.51	8.54	-	-	0.25	0.45	1.55	1.79

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Emerging Markets Bond
2016	17,273	9.67	10.66	179,577	5.03	0.25	1.45	8.29	9.56
2015	20,845	8.93	9.73	199,658	5.43	0.25	1.45	(6.69)	(5.44)
2014	35,301	9.57	10.29	359,562	5.18	0.25	1.45	(2.94)	(1.91)
2013	22,933	9.86	10.49	238,431	4.33	0.25	1.45	(10.16)	(1.40)
2012	659	11.61	11.65	7,649	1.67	0.25	0.45	13.71	13.99
PIMCO VIT Foreign Bond (Unhedged)
2016	5,635	8.27	8.37	46,758	0.71	0.25	1.45	(1.65)	(0.36)
2015	-	8.32	8.50	-	-	0.25	1.45	(11.18)	(10.16)
2014	-	9.28	9.57	-	-	0.25	1.45	(4.11)	(2.91)
2013	-	9.58	9.98	-	-	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
PIMCO VIT Global Bond (Unhedged)
2016	831	8.69	11.35	8,353	1.87	0.25	1.45	(0.57)	0.53
2015	806	8.74	11.29	8,107	1.73	0.25	1.45	(8.39)	(7.15)
2014	782	9.54	12.16	8,526	2.70	0.25	1.45	(2.25)	(1.14)
2013	-	9.76	12.30	-	-	0.25	1.45	(11.68)	(2.40)
2012	-	13.78	13.89	-	-	0.25	0.45	3.22	3.43
PIMCO VIT High Yield
2016	585	10.10	17.35	5,901	156.75	0.25	1.45	7.45	8.78
2015	350	9.40	15.95	3,288	68.54	0.25	1.45	(6.09)	(4.89)
2014	340	10.01	16.77	3,397	35.86	0.25	1.45	(1.28)	(0.06)
2013	-	10.14	16.78	-	4.39	0.25	1.45	1.40	2.19
2012	6,773	16.28	16.42	110,277	1.22	0.25	0.45	10.30	10.57
PIMCO VIT Low Duration Advisor Class
2016	86,043	8.85	8.95	760,757	1.88	0.25	1.45	(3.17)	(1.86)
2015	226,640	9.04	9.15	2,049,840	4.43	0.25	1.45	(4.09)	(3.08)
2014	55,667	9.34	9.54	519,951	1.36	0.25	1.45	(3.73)	(2.49)
2013	43,032	9.59	9.91	415,792	1.63	0.25	1.45	(3.62)	(0.90)
2012	11,215	9.95	9.99	111,610	1.96	0.25	0.45	2.16	2.36

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Real Return Administrative Class (d)
2016	-	10.94	11.16	-	-	0.25	0.45	1.58	1.82
2015	-	10.77	10.96	-	-	0.25	0.45	(5.94)	(5.84)
2014	-	11.45	11.64	-	-	0.25	1.45	(0.43)	(0.17)
2013	-	11.50	11.66	-	-	0.25	1.45	(12.35)	(12.13)
2012	-	13.12	13.27	-	-	0.25	0.45	5.13	5.23
PIMCO VIT Real Return Advisor Class
2016	16,379	8.84	9.38	150,130	2.19	0.25	1.45	0.45	1.74
2015	9,002	8.80	9.22	81,069	4.96	0.25	1.45	(6.98)	(5.92)
2014	5,804	9.46	9.80	55,595	0.51	0.25	1.45	(1.56)	(0.41)
2013	19,808	9.61	9.84	193,354	2.26	0.25	1.45	(12.37)	(3.90)
2012	8,737	11.16	11.20	97,535	0.32	0.25	0.45	4.89	5.16
PIMCO VIT Short-Term (a)
2016	29,588	8.94	9.19	269,241	0.43	0.25	1.45	(2.30)	(0.97)
2015	3,887	9.15	9.28	35,884	0.76	0.25	1.45	(3.38)	(2.21)
2014	11,546	9.45	9.49	109,171	0.67	0.25	1.45	(3.76)	(2.67)
2013	8,813	9.73	9.84	85,739	0.46	0.25	1.45	(2.70)	(1.60)
PIMCO VIT Total Return Administrative Class (d)
2016	140	11.94	12.18	1,698	8.85	0.25	0.45	(0.75)	(0.57)
2015	1,082	12.03	12.25	13,248	4.11	0.25	0.45	(2.98)	(2.78)
2014	13,484	12.40	12.60	169,906	2.22	0.25	0.45	0.73	0.96
2013	13,285	12.31	12.48	165,840	2.20	0.25	0.45	(5.31)	(5.10)
2012	16,217	13.00	13.15	213,330	2.53	0.25	0.45	5.86	6.05

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Total Return Advisor Class
2016	38,511	9.25	9.77	359,243	2.47	0.25	1.45	(1.80)	(0.71)
2015	31,285	9.42	9.84	297,631	5.13	0.25	1.45	(4.07)	(2.86)
2014	25,605	9.82	10.13	253,551	1.36	0.25	1.45	(0.41)	0.80
2013	60,980	9.86	10.05	609,463	2.32	0.25	1.45	(5.40)	(1.40)
2012	32,044	10.56	10.60	338,495	1.23	0.25	0.45	5.71	6.00
Pioneer Bond VCT (a)
2016	20,439	9.56	9.76	197,819	2.54	0.25	1.45	(0.62)	0.62
2015	21,856	9.62	9.70	210,699	2.59	0.25	1.45	(4.28)	(3.10)
2014	26,846	9.97	10.05	267,718	1.82	0.25	1.45	1.11	2.35
2013	-	9.76	9.94	-	-	0.25	1.45	(2.40)	(0.60)
Pioneer High Yield VCT (a)
2016	-	9.74	10.35	-	0.77	0.25	1.45	8.83	10.11
2015	2,604	8.95	9.40	23,298	12.24	0.25	1.45	(8.39)	(7.30)
2014	-	9.77	10.14	-	0.79	0.25	1.45	(4.68)	(3.43)
2013	5,998	10.25	10.50	62,867	1.12	0.25	1.45	2.50	5.00
Pioneer Real Estate Shares VCT (a)
2016	1,163	11.46	12.42	13,323	3.27	0.25	1.45	1.24	2.39
2015	1,129	11.32	12.13	12,776	1.14	0.25	1.45	-	1.17
2014	-	11.32	11.99	-	-	0.25	1.45	24.81	26.48
2013	-	9.07	9.48	-	-	0.25	1.45	(9.30)	(5.20)
Pioneer Strategic Income VCT (a)
2016	19,488	9.51	9.66	185,233	3.29	0.25	1.45	2.70	3.87
2015	18,912	9.24	9.30	175,133	3.74	0.25	1.45	(5.80)	(4.62)
2014	-	9.71	9.83	-	-	0.25	1.45	(0.91)	0.41
2013	-	9.70	9.92	-	-	0.25	1.45	(3.00)	(0.80)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Power Income VIT (a)
2016	1,321	8.78	9.22	11,615	-	0.25	1.45	(0.23)	0.99
2015	1,287	8.80	9.13	11,331	2.38	0.25	1.45	(6.68)	(5.68)
2014	1,253	9.43	9.68	11,824	4.22	0.25	1.45	(5.42)	(4.16)
2013	758	9.97	10.10	7,556	-	0.25	1.45	(0.30)	1.00
Probabilities Fund (a)
2016	19,894	8.77	9.35	183,001	-	0.25	1.45	(2.34)	(1.16)
2015	26,244	8.98	9.46	245,945	-	0.25	1.45	(9.75)	(8.60)
2014	25,467	9.95	10.35	262,186	-	0.25	1.45	0.20	1.37
2013	21,960	9.93	10.21	223,442	-	0.25	1.45	(0.70)	2.10
Putnam VT Absolute Return 500 (a)
2016	17,503	9.02	9.42	159,666	4.04	0.25	1.45	(3.63)	(2.48)
2015	21,531	9.36	9.66	202,932	-	0.25	1.45	(4.88)	(3.78)
2014	-	9.84	10.04	-	-	0.25	1.45	(0.71)	0.60
2013	-	9.91	9.98	-	-	0.25	1.45	(0.90)	(0.20)
Putnam VT Equity Income (a)
2016	26,075	11.63	13.45	312,109	2.02	0.25	1.45	8.69	9.98
2015	27,031	10.70	12.23	299,009	0.85	0.25	1.45	(7.28)	(6.14)
2014	1,488	11.54	13.03	17,174	1.91	0.25	1.45	7.75	9.04
2013	1,091	10.71	11.95	11,687	-	0.25	1.45	7.10	19.50
Putnam VT Growth Opportunities (a)(c)
2016	9,832	12.20	13.88	119,937	0.47	0.25	1.45	1.84	3.12
2015	9,575	11.98	13.46	114,659	-	0.25	1.45	(3.39)	(2.25)
2014	-	12.40	13.77	-	-	0.25	1.45	8.96	10.34
2013	-	11.38	12.48	-	-	0.25	1.45	13.80	24.80

(a) Prior year new subaccount. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT High Yield (a)
2016	6,431	9.94	10.40	66,387	3.20	0.25	1.45	10.44	11.83
2015	6,323	9.00	9.30	58,375	29.21	0.25	1.45	(9.46)	(8.37)
2014	-	9.94	10.15	-	-	0.25	1.45	(2.83)	(1.65)
2013	-	10.23	10.32	-	-	0.25	1.45	2.30	3.20
Putnam VT Income (a)
2016	13,761	9.40	9.55	130,412	4.35	0.25	1.45	(2.49)	(1.24)
2015	14,482	9.62	9.67	139,282	4.30	0.25	1.45	(5.77)	(4.64)
2014	18,147	10.10	10.23	183,543	-	0.25	1.45	1.79	3.05
2013	-	9.82	10.05	-	-	0.25	1.45	(1.80)	0.50
Rydex VIF Banking
2016	7,614	5.22	11.76	86,880	0.04	0.25	1.45	21.61	23.38
2015	-	4.25	9.67	-	-	0.25	1.45	(8.95)	(7.89)
2014	-	4.62	10.62	-	-	0.25	1.45	(1.12)	-
2013	-	4.62	10.74	-	-	0.25	1.45	7.40	25.07
2012	-	3.70	3.75	-	-	0.25	0.45	19.74	20.19
Rydex VIF Basic Materials
2016	19,663	10.00	10.21	197,396	-	0.25	1.45	25.15	26.67
2015	10,577	7.91	8.07	83,812	-	0.25	1.45	(20.96)	(19.96)
2014	16,229	9.91	10.21	160,709	5.30	0.25	1.45	(6.07)	(4.91)
2013	11,742	10.44	10.87	122,574	1.45	0.25	1.45	(2.25)	8.70
2012	-	10.68	10.80	-	-	0.25	0.45	7.01	7.14
Rydex VIF Biotechnology
2016	13,318	10.94	22.22	221,866	-	0.25	1.45	(23.17)	(22.25)
2015	19,219	14.24	28.58	400,381	-	0.25	1.45	3.71	5.03
2014	15,268	13.73	27.21	373,362	-	0.25	1.45	26.89	28.47
2013	8,705	10.82	21.18	181,845	-	0.25	1.45	8.20	49.26
2012	-	14.02	14.19	-	-	0.25	0.45	31.40	31.63

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Commodities Strategy
2016	5,641	2.67	4.05	22,792	-	0.25	1.45	5.74	6.80
2015	-	2.50	3.83	-	-	0.25	1.45	(36.69)	(35.77)
2014	-	3.91	6.05	-	-	0.25	1.45	(36.91)	(36.17)
2013	-	6.13	9.59	-	-	0.25	1.45	(6.55)	(4.10)
2012	-	6.56	6.64	-	-	0.25	0.45	(4.79)	(4.60)
Rydex VIF Consumer Products
2016	38,746	11.37	17.09	538,282	0.77	0.25	1.45	0.89	2.09
2015	24,876	11.27	16.74	390,839	0.48	0.25	1.45	1.53	2.83
2014	27,689	11.10	16.28	434,768	0.61	0.25	1.45	7.77	9.04
2013	15,477	10.30	14.93	227,903	2.68	0.25	1.45	3.00	24.11
2012	-	11.89	12.03	-	-	0.25	0.45	5.41	5.53
Rydex VIF Dow 2x Strategy
2016	12,517	14.48	15.31	181,340	-	0.25	1.45	25.04	26.53
2015	9,658	11.58	12.10	111,862	-	0.25	1.45	(8.39)	(7.28)
2014	7,869	12.64	13.05	99,511	-	0.25	1.45	11.76	13.08
2013	-	11.31	11.54	-	-	0.25	1.45	13.10	57.44
2012	-	7.24	7.33	-	-	0.25	0.45	13.13	13.47
Rydex VIF Electronics
2016	8,528	11.19	14.83	125,807	-	0.25	1.45	18.93	20.34
2015	-	9.32	12.47	-	-	0.25	1.45	(2.35)	(1.15)
2014	322	9.45	12.77	3,036	-	0.25	1.45	18.35	19.85
2013	-	7.90	10.79	-	-	0.25	1.45	7.90	30.67
2012	-	6.05	6.13	-	-	0.25	0.45	(2.42)	(2.08)
Rydex VIF Energy
2016	9,812	6.98	8.01	76,306	0.72	0.25	1.45	25.77	27.14
2015	10,057	5.55	6.30	61,486	0.42	0.25	1.45	(33.29)	(32.40)
2014	9,030	8.32	9.32	82,847	0.16	0.25	1.45	(22.17)	(21.28)
2013	5,092	10.69	11.84	59,429	0.40	0.25	1.45	6.90	19.60
2012	-	9.79	9.90	-	-	0.25	0.45	(1.01)	(0.90)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Energy Services
2016	3,650	5.38	6.15	20,101	1.86	0.25	1.45	17.72	19.19
2015	326	4.57	5.16	1,653	0.03	0.25	1.45	(34.62)	(33.93)
2014	7,186	6.99	7.81	55,230	-	0.25	1.45	(32.46)	(31.55)
2013	6,505	10.35	11.41	73,245	-	0.25	1.45	3.50	19.85
2012	-	9.40	9.52	-	-	0.25	0.45	(3.09)	(2.76)
Rydex VIF Europe 1.25x Strategy
2016	-	4.28	7.72	-	-	0.25	1.45	(9.71)	(8.58)
2015	1,648	4.70	8.55	14,128	-	0.25	1.45	(11.31)	(10.15)
2014	-	5.24	9.64	-	-	0.25	1.45	(16.25)	(15.29)
2013	-	6.20	11.51	-	-	0.25	1.45	15.10	19.85
2012	1,139	5.18	5.24	5,899	1.02	0.25	0.45	17.46	17.75
Rydex VIF Financial Services
2016	1,695	6.73	11.38	13,690	1.15	0.25	1.45	10.81	12.09
2015	1,673	6.01	10.27	10,080	0.09	0.25	1.45	(8.22)	(7.13)
2014	4,334	6.48	11.19	48,513	1.50	0.25	1.45	7.70	9.11
2013	-	5.96	10.39	-	-	0.25	1.45	3.90	23.52
2012	-	4.84	4.89	-	-	0.25	0.45	18.63	18.69
Rydex VIF Government Long Bond 1.2x Strategy
2016	8,455	10.28	13.28	104,820	0.31	0.25	1.45	(4.73)	(3.56)
2015	3,229	10.79	13.77	43,642	0.44	0.25	1.45	(9.25)	(8.14)
2014	3,996	11.89	14.99	59,068	0.55	0.25	1.45	28.82	30.35
2013	-	9.23	11.50	-	-	0.25	1.45	(21.03)	(7.70)
2012	-	14.36	14.53	-	-	0.25	0.45	(0.42)	(0.27)
Rydex VIF Health Care
2016	4,997	11.31	15.26	57,019	-	0.25	1.45	(13.66)	(12.60)
2015	9,461	13.10	17.46	124,526	-	0.25	1.45	(0.08)	1.22
2014	144	13.11	17.25	2,441	-	0.25	1.45	19.29	20.63
2013	-	10.99	14.30	-	-	0.25	1.45	9.90	37.24
2012	-	10.29	10.42	-	-	0.25	0.45	13.20	13.38

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF High Yield Strategy (a)
2016	-	10.52	10.67	-	-	0.25	1.45	6.69	8.11
2015	-	9.86	9.87	-	-	0.25	1.45	(1.40)	(1.30)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
Rydex VIF Internet
2016	-	12.18	15.54	-	-	0.25	1.45	(0.08)	1.11
2015	10,892	12.19	15.37	133,365	-	0.25	1.45	3.57	4.91
2014	-	11.77	14.65	-	-	0.25	1.45	(2.49)	(1.28)
2013	-	12.07	14.84	-	-	0.25	1.45	20.70	46.35
2012	-	10.02	10.14	-	-	0.25	0.45	15.30	15.49
Rydex VIF Inverse Dow 2x Strategy
2016	-	0.65	3.60	-	-	0.25	1.45	(32.84)	(31.58)
2015	-	0.95	5.36	-	-	0.25	1.45	(11.99)	(11.01)
2014	-	1.07	6.09	-	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	-	2.62	2.66	-	-	0.25	0.45	(25.14)	(24.86)
Rydex VIF Inverse Government Long Bond Strategy
2016	-	2.64	6.42	-	-	0.25	1.45	(7.23)	(5.94)
2015	-	2.81	6.92	-	-	0.25	1.45	(5.46)	(4.35)
2014	-	2.94	7.32	-	-	0.25	1.45	(28.24)	(27.43)
2013	-	4.06	10.20	(23)	-	0.25	1.45	2.00	11.65
2012	-	3.65	3.69	-	-	0.25	0.45	(9.20)	(9.11)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Mid-Cap Strategy
2016	21,119	1.78	5.42	48,249	-	0.25	1.45	(22.68)	(21.55)
2015	-	2.28	7.01	-	-	0.25	1.45	(5.40)	(4.13)
2014	-	2.38	7.41	-	-	0.25	1.45	(15.41)	(14.49)
2013	-	2.79	8.76	-	-	0.25	1.45	(30.08)	(12.40)
2012	-	3.99	4.04	-	-	0.25	0.45	(21.15)	(20.94)
Rydex VIF Inverse NASDAQ-100 Strategy
2016	13,380	1.53	4.62	35,694	-	0.25	1.45	(13.32)	(12.36)
2015	11,413	1.75	5.33	38,379	-	0.25	1.45	(16.72)	(15.64)
2014	5,647	2.08	6.40	11,753	-	0.25	1.45	(22.24)	(21.21)
2013	5,425	2.64	8.23	14,358	-	0.25	1.45	(31.61)	(17.70)
2012	5,176	3.86	3.91	20,072	-	0.25	0.45	(21.38)	(21.17)
Rydex VIF Inverse Russell 2000 Strategy
2016	43,246	1.73	5.45	96,263	-	0.25	1.45	(23.78)	(23.11)
2015	-	2.25	7.15	-	-	0.25	1.45	(4.28)	(2.97)
2014	-	2.32	7.47	-	-	0.25	1.45	(12.84)	(11.61)
2013	-	2.64	8.57	-	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
Rydex VIF Inverse S&P 500 Strategy
2016	37,257	2.40	5.48	89,670	-	0.25	1.45	(15.95)	(14.93)
2015	103,955	2.83	6.52	293,977	-	0.25	1.45	(8.56)	(7.40)
2014	1,675	3.06	7.13	5,134	-	0.25	1.45	(18.23)	(17.29)
2013	22,920	3.70	8.72	85,039	-	0.25	1.45	(29.12)	(12.80)
2012	8,608	5.22	5.28	44,903	-	0.25	0.45	(19.82)	(19.63)
Rydex VIF Japan 2x Strategy
2016	1,777	8.38	9.42	16,745	-	0.25	1.45	4.09	5.43
2015	1,730	7.97	9.05	15,664	-	0.25	1.45	7.10	8.42
2014	-	7.37	8.45	-	-	0.25	1.45	(19.14)	(18.16)
2013	-	9.01	10.45	-	-	0.25	1.45	4.50	51.07
2012	-	5.98	6.05	-	-	0.25	0.45	16.12	16.35

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Leisure
2016	157	11.57	13.02	2,001	-	0.25	1.45	4.80	6.11
2015	236	11.04	12.27	2,846	1.12	0.25	1.45	(4.08)	(2.93)
2014	-	11.51	12.64	-	-	0.25	1.45	2.86	4.03
2013	-	11.19	12.15	-	-	0.25	1.45	11.90	37.91
2012	-	8.71	8.81	-	-	0.25	0.45	17.23	17.47
Rydex VIF Mid-Cap 1.5x Strategy
2016	4,129	13.44	16.31	61,659	-	0.25	1.45	23.99	25.46
2015	3,602	10.84	13.00	42,853	-	0.25	1.45	(9.59)	(8.52)
2014	5,716	11.99	14.21	69,207	-	0.25	1.45	7.05	8.39
2013	325	11.20	13.11	4,201	-	0.25	1.45	12.00	45.34
2012	449	8.91	9.02	4,001	-	0.25	0.45	20.08	20.43
Rydex VIF NASDAQ-100
2016	23,871	13.43	18.39	330,048	-	0.25	1.45	1.36	2.62
2015	35,583	13.25	17.92	485,472	-	0.25	1.45	3.52	4.73
2014	8,851	12.80	17.11	119,272	-	0.25	1.45	12.38	13.69
2013	6,484	11.39	15.05	81,350	-	0.25	1.45	13.90	30.42
2012	-	11.41	11.54	-	-	0.25	0.45	12.86	13.03
Rydex VIF NASDAQ-100 2x Strategy
2016	4,925	19.89	28.45	109,301	-	0.25	1.45	4.85	6.12
2015	7,764	18.97	26.81	164,162	-	0.25	1.45	9.59	10.92
2014	5,747	17.31	24.17	118,422	-	0.25	1.45	30.64	32.29
2013	-	13.25	18.27	-	-	0.25	1.45	32.50	74.50
2012	-	10.35	10.47	-	-	0.25	0.45	29.54	29.74
Rydex VIF Nova
2016	3,882	12.86	13.50	50,111	-	0.25	1.45	10.66	12.04
2015	25,269	11.51	12.20	305,044	-	0.25	1.45	(5.06)	(3.94)
2014	-	12.00	12.85	-	-	0.25	1.45	13.42	14.78
2013	-	10.47	11.33	-	-	0.25	1.45	13.30	44.29
2012	-	7.27	7.36	-	-	0.25	0.45	18.02	18.33

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Precious Metals
2016	19,584	4.23	7.79	117,760	-	0.25	1.45	58.33	60.23
2015	3,295	2.64	4.92	11,698	2.30	0.25	1.45	(33.42)	(32.75)
2014	22,350	3.93	7.39	87,973	0.13	0.25	1.45	(20.96)	(19.84)
2013	28,610	4.92	9.35	140,978	2.09	0.25	1.45	(47.99)	(6.50)
2012	4,208	9.46	9.57	40,014	-	0.25	0.45	(7.35)	(7.18)
Rydex VIF Real Estate
2016	1,721	8.37	10.57	18,105	4.06	0.25	1.45	5.38	6.62
2015	1,377	7.86	10.03	12,914	0.30	0.25	1.45	(6.78)	(5.66)
2014	17,462	8.35	10.76	176,801	1.69	0.25	1.45	15.70	17.13
2013	812	7.14	9.30	7,554	-	0.25	1.45	(7.00)	0.56
2012	-	7.11	7.20	-	-	0.25	0.45	14.31	14.65
Rydex VIF Retailing
2016	1,283	10.03	13.21	12,855	-	0.25	1.45	(4.02)	(2.94)
2015	1,093	10.45	13.61	14,606	-	0.25	1.45	(5.69)	(4.49)
2014	4,383	11.08	14.25	55,899	-	0.25	1.45	3.94	5.24
2013	1,989	10.66	13.54	26,570	0.03	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
Rydex VIF Russell 2000 1.5x Strategy
2016	-	12.24	12.48	-	-	0.25	1.45	24.75	26.19
2015	-	9.71	9.94	-	-	0.25	1.45	(13.04)	(11.93)
2014	-	11.06	11.43	-	-	0.25	1.45	(0.26)	0.90
2013	-	10.97	11.46	-	-	0.25	1.45	14.60	53.52
2012	-	7.16	7.25	-	-	0.25	0.45	17.96	18.27
Rydex VIF Russell 2000 2x Strategy
2016	-	10.12	13.37	-	-	0.25	1.45	32.11	33.68
2015	639	7.58	10.12	6,464	-	0.25	1.45	(16.98)	(16.00)
2014	-	9.04	12.19	-	-	0.25	1.45	0.58	1.88
2013	-	8.89	12.12	-	-	0.25	1.45	21.20	79.68
2012	616	4.96	5.02	3,055	-	0.25	0.45	24.94	25.19

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P 500 2x Strategy
2016	1,562	12.77	15.30	23,903	-	0.25	1.45	15.12	16.46
2015	8,448	10.98	13.29	112,274	-	0.25	1.45	(5.94)	(4.77)
2014	10,563	11.55	14.13	139,542	-	0.25	1.45	19.24	20.66
2013	2,157	9.59	11.85	25,567	-	0.25	1.45	18.50	63.26
2012	486	5.88	5.96	2,854	-	0.25	0.45	24.84	25.21
Rydex VIF S&P 500 Pure Growth
2016	5,323	11.42	15.29	72,897	-	0.25	1.45	(1.89)	(0.71)
2015	37,888	11.64	15.40	485,615	-	0.25	1.45	(3.32)	(2.16)
2014	8,086	12.04	15.74	109,257	-	0.25	1.45	7.50	8.85
2013	3,110	11.20	14.46	44,454	-	0.25	1.45	12.00	36.80
2012	-	10.45	10.57	-	-	0.25	0.45	9.54	9.65
Rydex VIF S&P 500 Pure Value
2016	26,930	11.73	13.00	315,807	0.63	0.25	1.45	12.25	13.64
2015	133	10.45	11.44	1,496	-	0.25	1.45	(13.35)	(12.27)
2014	6,530	12.06	13.04	83,849	0.52	0.25	1.45	6.16	7.41
2013	617	11.36	12.14	7,377	-	0.25	1.45	13.60	40.67
2012	-	8.53	8.63	-	-	0.25	0.45	18.14	18.22
Rydex VIF S&P MidCap 400 Pure Growth
2016	245	10.05	16.02	3,836	-	0.25	1.45	(1.76)	(0.56)
2015	245	10.23	16.11	3,884	-	0.25	1.45	(3.13)	(1.95)
2014	327	10.56	16.43	5,282	-	0.25	1.45	(5.80)	(4.70)
2013	231	11.21	17.24	3,924	-	0.25	1.45	12.10	29.82
2012	-	13.12	13.28	-	-	0.25	0.45	12.04	12.35
Rydex VIF S&P MidCap 400 Pure Value
2016	28,455	11.52	12.76	330,465	0.62	0.25	1.45	23.34	24.73
2015	-	9.34	10.23	(2)	-	0.25	1.45	(15.70)	(14.68)
2014	-	11.08	11.99	-	-	0.25	1.45	2.03	3.36
2013	-	10.86	11.60	-	-	0.25	1.45	8.60	31.37
2012	-	8.72	8.83	-	-	0.25	0.45	12.95	13.35

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P SmallCap 600 Pure Growth
2016	952	11.75	15.21	14,214	-	0.25	1.45	13.53	14.88
2015	6,597	10.35	13.24	82,496	-	0.25	1.45	(4.78)	(3.57)
2014	2,218	10.87	13.73	26,250	-	0.25	1.45	(4.31)	(3.17)
2013	7,672	11.36	14.18	95,936	-	0.25	1.45	13.60	36.74
2012	3,571	10.24	10.37	36,915	-	0.25	0.45	6.89	7.13
Rydex VIF S&P SmallCap 600 Pure Value
2016	32,842	11.21	11.81	368,384	-	0.25	1.45	25.96	27.54
2015	1,747	8.90	9.26	15,917	-	0.25	1.45	(17.29)	(16.35)
2014	1,563	10.76	11.07	17,060	-	0.25	1.45	(3.15)	(1.95)
2013	2,260	11.11	11.29	25,152	0.60	0.25	1.45	11.10	38.36
2012	370	8.07	8.16	2,986	-	0.25	0.45	16.28	16.57
Rydex VIF Strengthening Dollar 2x Strategy
2016	1,804	6.71	11.66	21,047	-	0.25	1.45	2.37	3.48
2015	2,226	6.49	11.39	25,370	-	0.25	1.45	8.37	9.80
2014	-	5.93	10.51	-	-	0.25	1.45	17.56	18.97
2013	-	4.99	8.94	-	-	0.25	1.45	(10.60)	(6.12)
2012	-	5.32	5.39	-	-	0.25	0.45	(9.52)	(9.26)
Rydex VIF Technology
2016	447	12.33	12.58	5,548	-	0.25	1.45	6.16	7.52
2015	-	11.49	11.70	1	-	0.25	1.45	(3.31)	(2.17)
2014	1,919	11.77	12.08	23,096	-	0.25	1.45	5.50	6.79
2013	-	11.04	11.45	-	-	0.25	1.45	14.50	30.99
2012	-	8.44	8.55	-	-	0.25	0.45	8.07	8.50
Rydex VIF Telecommunications
2016	532	7.25	10.45	5,558	0.25	0.25	1.45	12.37	13.67
2015	-	6.40	9.30	-	-	0.25	1.45	(10.83)	(9.71)
2014	-	7.10	10.43	-	-	0.25	1.45	(1.88)	(0.69)
2013	-	7.16	10.63	-	-	0.25	1.45	6.30	13.62
2012	-	6.31	6.39	-	-	0.25	0.45	1.28	1.59

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Transportation
2016	5,222	12.14	13.05	63,402	-	0.25	1.45	10.36	11.73
2015	-	11.00	11.68	-	-	0.25	1.45	(17.85)	(16.87)
2014	-	13.39	14.05	-	-	0.25	1.45	17.46	18.87
2013	-	11.40	11.82	-	-	0.25	1.45	14.00	45.93
2012	-	8.01	8.10	-	-	0.25	0.45	13.62	13.76
Rydex VIF U.S. Government Money Market (c)
2016	198,130	7.43	8.56	1,562,604	-	0.25	1.45	(4.36)	(3.19)
2015	206,214	7.69	8.95	1,677,027	-	0.25	1.45	(4.38)	(3.21)
2014	144,658	7.96	9.36	1,227,198	-	0.25	1.45	(4.29)	(3.23)
2013	175,315	8.24	9.78	1,491,434	-	0.25	1.45	(3.40)	(2.20)
2012	250,058	8.53	8.64	2,134,416	-	0.25	0.45	(3.40)	(3.14)
Rydex VIF Utilities
2016	23,835	11.18	12.57	269,194	1.34	0.25	1.45	11.24	12.63
2015	1,348	10.05	11.16	14,772	0.73	0.25	1.45	(11.45)	(10.36)
2014	8,614	11.35	12.45	97,746	2.98	0.25	1.45	17.62	19.02
2013	-	9.65	10.46	-	-	0.25	1.45	(3.50)	9.99
2012	-	9.40	9.51	-	-	0.25	0.45	(2.29)	(2.16)
SEI VP Conservative Strategy (a)
2016	4,312	9.28	9.58	40,011	1.47	0.25	1.45	(0.75)	0.42
2015	4,184	9.35	9.54	39,128	1.51	0.25	1.45	(4.79)	(3.64)
2014	4,061	9.82	9.90	39,899	3.29	0.25	1.45	(1.80)	(1.00)
SEI VP Defensive Strategy (a)
2016	-	9.05	9.35	-	-	0.25	1.45	(2.37)	(1.16)
2015	289	9.27	9.46	2,730	1.39	0.25	1.45	(4.83)	(3.67)
2014	-	9.74	9.82	-	-	0.25	1.45	(2.60)	(1.80)

(a) Prior year new subaccount. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Market Growth Strategy (a)
2016	26,812	9.35	9.66	251,916	2.12	0.25	1.45	2.75	3.98
2015	26,020	9.10	9.29	237,534	1.92	0.25	1.45	(7.89)	(6.73)
2014	824	9.88	9.96	8,138	4.52	0.25	1.45	(1.20)	(0.40)
T. Rowe Price Blue Chip Growth
2016	20,611	12.33	15.93	287,948	-	0.25	1.45	(3.90)	(2.69)
2015	13,430	12.83	16.37	190,278	-	0.25	1.45	5.95	7.20
2014	4,659	12.11	15.27	70,599	-	0.25	1.45	4.13	5.38
2013	5,672	11.63	14.49	69,829	-	0.25	1.45	16.30	36.31
2012	1,091	10.59	10.63	11,544	-	0.25	0.45	13.87	14.18
T. Rowe Price Equity Income
2016	37,891	11.01	13.81	504,854	1.78	0.25	1.45	13.62	15.08
2015	57,297	9.69	12.00	681,020	1.43	0.25	1.45	(11.10)	(10.11)
2014	53,046	10.90	13.35	702,542	1.66	0.25	1.45	2.44	3.73
2013	43,047	10.64	12.87	550,920	1.40	0.25	1.45	6.40	25.19
2012	16,745	10.24	10.28	171,465	1.07	0.25	0.45	12.90	13.22
T. Rowe Price Health Sciences
2016	18,010	13.10	20.99	279,412	-	0.25	1.45	(14.66)	(13.59)
2015	22,800	15.35	24.29	403,635	-	0.25	1.45	7.57	8.87
2014	16,961	14.27	22.31	287,839	-	0.25	1.45	25.51	27.05
2013	249	11.37	17.56	4,368	-	0.25	1.45	13.70	45.73
2012	-	12.01	12.05	-	-	0.25	0.45	26.55	26.84
T. Rowe Price Limited-Term Bond
2016	30,562	8.58	8.72	263,708	1.43	0.25	1.45	(3.33)	(2.14)
2015	41,584	8.79	9.02	367,141	1.17	0.25	1.45	(4.35)	(3.17)
2014	35,672	9.09	9.43	324,261	1.13	0.25	1.45	(3.97)	(2.86)
2013	42,322	9.37	9.82	396,813	1.70	0.25	1.45	(3.50)	(1.80)
2012	11,374	9.71	9.75	110,523	3.05	0.25	0.45	(1.12)	(0.81)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Developing Markets VIP Fund
2016	15,184	7.75	13.16	166,876	0.89	0.25	1.45	12.48	13.64
2015	8,244	6.89	11.58	87,637	2.50	0.25	1.45	(23.19)	(22.18)
2014	17,798	8.97	14.88	252,843	1.65	0.25	1.45	(12.40)	(11.32)
2013	12,888	10.24	16.78	214,456	0.81	0.25	1.45	(4.27)	2.40
2012	2,784	17.35	17.49	48,608	1.14	0.25	0.45	9.33	9.52
Templeton Foreign VIP Fund
2016	18,828	8.76	14.29	263,498	1.60	0.25	1.45	2.46	3.78
2015	13,310	8.55	13.77	179,598	4.33	0.25	1.45	(10.56)	(9.53)
2014	15,999	9.56	15.22	240,511	1.58	0.25	1.45	(15.02)	(13.96)
2013	6,966	11.25	17.69	121,959	0.56	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
Templeton Global Bond VIP Fund
2016	51,000	8.80	9.37	462,612	-	0.25	1.45	(1.57)	(0.32)
2015	29,121	8.94	9.40	269,242	6.67	0.25	1.45	(8.50)	(7.39)
2014	27,615	9.77	10.15	274,965	5.94	0.25	1.45	(2.59)	(1.36)
2013	3,718	10.03	10.29	37,887	3.74	0.25	1.45	(1.82)	0.30
2012	-	10.43	10.46	-	-	0.25	0.45	11.19	11.40
Templeton Growth VIP Fund
2016	-	9.78	11.36	-	-	0.25	1.45	4.82	6.07
2015	-	9.33	10.71	-	-	0.25	1.45	(10.55)	(9.47)
2014	509	10.43	11.83	5,970	-	0.25	1.45	(7.04)	(5.89)
2013	-	11.22	12.57	-	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
Third Avenue Value
2016	-	9.69	10.12	-	-	0.25	1.45	7.43	8.70
2015	-	9.02	9.31	-	-	0.25	1.45	(12.93)	(11.84)
2014	-	10.36	10.56	-	-	0.25	1.45	(0.10)	1.05
2013	-	10.37	10.45	-	-	0.25	1.45	3.70	15.21
2012	-	9.04	9.07	-	-	0.25	0.45	22.99	23.23

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VanEck VIP Global Gold (a)(b)
2016	2,538	7.28	8.08	20,500	0.84	0.25	1.45	41.51	43.16
2015	2,892	5.09	5.71	15,592	-	0.25	1.45	(27.45)	(26.65)
2014	-	6.95	7.87	-	-	0.25	1.45	(10.16)	(9.00)
2013	-	7.66	8.76	-	-	0.25	1.45	(23.40)	(12.40)
VanEck VIP Global Hard Assets (b)
2016	21,219	5.47	7.31	119,739	0.31	0.25	1.45	37.15	38.60
2015	14,262	3.95	5.33	56,702	0.03	0.25	1.45	(36.55)	(35.65)
2014	13,366	6.16	8.40	82,249	-	0.25	1.45	(22.87)	(22.01)
2013	3,035	7.90	10.89	23,953	-	0.25	1.45	6.47	8.90
2012	-	7.42	7.44	-	-	0.25	0.45	(0.40)	(0.27)
Vanguard VIF Balanced (a)
2016	3,849	10.32	10.46	39,734	-	0.65	1.85	5.74	6.95
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF Conservative Allocation (a)
2016	10,600	9.92	10.06	105,199	-	0.65	1.85	0.92	2.24
2015	-	9.83	9.84	-	-	0.65	1.85	(1.70)	(1.60)
Vanguard VIF Equity Income (a)
2016	18,959	10.71	10.85	204,205	0.27	0.65	1.85	9.62	10.94
2015	-	9.77	9.78	-	-	0.65	1.85	(2.30)	(2.20)
Vanguard VIF Equity Index (a)
2016	18,203	10.37	10.51	190,843	-	0.65	1.85	6.58	7.79
2015	-	9.73	9.75	-	-	0.65	1.85	(2.70)	(2.50)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF High Yield Bond (a)
2016	87	10.35	10.50	907	-	0.65	1.85	6.05	7.36
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF International (a)
2016	17,799	9.40	9.53	167,968	-	0.65	1.85	(2.89)	(1.75)
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)
Vanguard VIF Mid-Cap Index (a)
2016	6,575	10.29	10.43	68,414	-	0.65	1.85	5.86	7.08
2015	-	9.72	9.74	-	-	0.65	1.85	(2.80)	(2.60)
Vanguard VIF Moderate Allocation (a)
2016	11,136	10.02	10.16	111,906	-	0.65	1.85	2.45	3.78
2015	-	9.78	9.79	-	-	0.65	1.85	(2.20)	(2.10)
Vanguard VIF REIT Index (a)
2016	3,879	10.45	10.60	41,017	-	0.65	1.85	3.16	4.54
2015	-	10.13	10.14	-	-	0.65	1.85	1.30	1.40
Vanguard VIF Short Term Investment Grade (a)
2016	3,652	9.69	9.82	35,647	-	0.65	1.85	(2.12)	(0.91)
2015	-	9.90	9.91	-	-	0.65	1.85	(1.00)	(0.90)
Vanguard VIF Total Bond Market Index (a)
2016	42,441	9.67	9.81	412,641	-	0.65	1.85	(2.42)	(1.21)
2015	-	9.91	9.93	-	-	0.65	1.85	(0.90)	(0.70)
Vanguard VIF Total Stock Market Index (a)
2016	23,639	10.42	10.56	246,392	-	0.65	1.85	7.20	8.53
2015	-	9.72	9.73	-	-	0.65	1.85	(2.80)	(2.70)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Equity Trend (a)
2016	12,429	8.63	9.42	107,793	-	0.25	1.45	(5.27)	(4.17)
2015	12,318	9.11	9.83	112,877	-	0.25	1.45	(13.32)	(12.15)
2014	3,019	10.51	11.19	32,834	0.24	0.25	1.45	(2.23)	(1.06)
2013	938	10.75	11.31	10,597	0.40	0.25	1.45	7.50	13.10
Virtus International Series (a)
2016	27,495	7.55	7.63	207,349	0.77	0.25	1.45	(5.92)	(4.76)
2015	18,533	7.94	8.11	147,027	2.33	0.25	1.45	(14.36)	(13.36)
2014	18,155	9.18	9.47	166,564	5.26	0.25	1.45	(8.15)	(6.97)
2013	9,440	9.89	10.31	93,256	1.52	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series (a)
2016	12,214	9.58	9.67	117,481	5.04	0.25	1.45	4.54	5.81
2015	9,624	9.07	9.25	88,248	5.42	0.25	1.45	(5.61)	(4.40)
2014	943	9.51	9.80	8,972	5.08	0.25	1.45	(2.49)	(1.34)
2013	-	9.66	10.05	-	-	0.25	1.45	(3.40)	0.50
Virtus Real Estate Securities Series (a)
2016	12,353	11.39	11.50	140,975	1.85	0.25	1.45	2.15	3.42
2015	13,361	11.06	11.15	147,884	1.43	0.25	1.45	(2.11)	(0.89)
2014	12,835	11.19	11.39	144,067	1.68	0.25	1.45	25.86	27.36
2013	2,495	8.80	9.05	21,922	1.42	0.25	1.45	(12.00)	(9.50)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VY Clarion Global Real Estate Portfolio (a)
2016	1,668	9.48	10.03	15,908	0.77	0.25	1.45	(3.85)	(2.81)
2015	434	9.86	10.32	4,371	1.35	0.25	1.45	(6.18)	(4.97)
2014	456	10.51	10.86	4,929	-	0.25	1.45	8.69	10.03
2013	-	9.67	9.87	-	-	0.25	1.45	(3.30)	(1.30)
VY Clarion Real Estate Portfolio (a)
2016	1,438	11.09	12.03	17,166	3.42	0.25	1.45	(0.45)	0.75
2015	896	11.14	11.94	10,646	1.84	0.25	1.45	(1.68)	(0.50)
2014	-	11.33	12.00	-	-	0.25	1.45	24.10	25.52
2013	-	9.13	9.56	-	-	0.25	1.45	(8.70)	(4.40)
Wells Fargo International Equity VT
2016	-	9.24	9.48	-	-	0.25	1.45	(1.25)	-
2015	-	9.26	9.60	-	-	0.25	1.45	(2.64)	(1.48)
2014	-	9.41	9.86	-	-	0.25	1.45	(9.46)	(8.31)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64
2012	-	8.92	8.95	-	-	0.25	0.45	9.72	9.82
Wells Fargo Omega Growth VT
2016	6,335	10.67	12.84	67,611	-	0.25	1.45	(3.87)	(2.65)
2015	6,257	11.10	13.19	69,681	-	0.25	1.45	(3.06)	(1.93)
2014	7,641	11.45	13.45	90,848	-	0.25	1.45	(0.61)	0.60
2013	6,273	11.52	13.37	75,368	0.05	0.25	1.45	15.20	35.32
2012	1,638	9.84	9.88	16,174	-	0.25	0.45	16.31	16.65
Wells Fargo Opportunity VT
2016	274	11.36	14.25	3,831	1.98	0.25	1.45	7.27	8.61
2015	266	10.59	13.12	3,430	0.53	0.25	1.45	(7.27)	(6.15)
2014	343	11.42	13.98	4,798	0.07	0.25	1.45	5.64	6.88
2013	333	10.81	13.08	4,355	-	0.25	1.45	8.10	26.50
2012	1,248	10.22	10.34	12,900	0.19	0.25	0.45	11.57	11.78

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Western Asset Variable Global High Yield Bond (a)
2016	-	9.52	9.79	-	-	0.25	1.45	10.44	11.76
2015	-	8.62	8.76	-	-	0.25	1.45	(10.21)	(9.13)
2014	-	9.60	9.64	-	-	0.25	1.45	(5.79)	(4.65)
2013	-	10.09	10.19	-	-	0.25	1.45	0.90	1.90

(a) Prior year new subaccount. See Note 1.
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average new assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016; and (2) the audited financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015.
(b)	Exhibits
(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
(2)	Not Applicable
(3)	(a)	Distribution Agreement
(b)	Marketing Organization Agreement(c)

(i)	Amendment to Marketing Organization Agreement –Anti‑Money Laundering Requirement(h)

(ii)	Amendment to Marketing Organization Agreement – Supervisory Fee(h)

(c)	Commission Schedule(x)

(d)	Commission Schedule – EliteDesigns II(v)

(e)	Third Party Sales Agreement(e)
(4)	(a)	Individual Contract (Form FSB 242 (01-07))(h)
(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(h)

(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)

(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(h)

(e)	TSA Endorsement (Form FSB202 R2‑97)(a)

(f)	IRA Endorsement (Form FSB203 R2‑97)(a)

(g)	Roth IRA Endorsement (Form FSB206 11‑97)(b)

(h)	Form of Individual Contract (Form FSB 254 (5-13))(u)

(i)	Form of Individual Contract – Unisex (Form FSB 254 (5-13)U)(u)
(5)	(a)	Individual Application (Form FSB 243 (6-07))(p)
(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(p)

(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(p)

(d)	Individual Application Form FSB243 (8-13)(x)

(e)	Application Supplement Form FSB 243 SUPP A (2-11)(r)

(f)	Application Supplement Form FSB 243 SUPP B (2-11)(r)

(g)	Form of Individual Application (Form FSB 255 (5-13)(u)

(h)	Form of Application Supplement Form FSB 255 SUPP A (5-13)(u)

(i)	Form of Application Supplement Form FSB 255 SUPP B (5-13)(u)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(y)
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(x)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM(u)
(b)	Participation Agreement – AllianceBernstein(t)

(c)	Participation Agreement – ALPS (Ibbotson)(x)
(d)	Participation Agreement – American Century(r)
(e)	Participation Agreement – American Funds(w)
(f)	Participation Agreement – BlackRock(r)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(y)
(h)	Participation Agreement – Dreyfus(u)
(i)	Participation Agreement – DWS(r)
(j)	Participation Agreement – Eaton Vance(w)
(k)	Participation Agreement – Federated(t)
(l)	Participation Agreement – Fidelity(m)
(m)	Participation Agreement – Franklin/Templeton(x)
(n)	Participation Agreement – Fred Alger(v)
(o)	Participation Agreement – Goldman Sachs(u)
(p)	Participation Agreement – ING(t)
(q)	Participation Agreement – Ivy
(r)	Participation Agreement – Janus Aspen Series(n)
(s)	Participation Agreement – JPMorgan
(t)	Participation Agreement – Legg Mason
(u)	Participation Agreement – Lord Abbett(r)
(v)	Participation Agreement – MFS(t)
(w)	Participation Agreement – Morgan Stanley(y)
(x)	Participation Agreement – Neuberger Berman(e)
(y)	Participation Agreement – Northern Lights (7Twelve)(v)
(z)	Participation Agreement – Northern Lights (FormulaFolio)(y)
(aa)	Participation Agreement – Northern Lights (Power Income)
(ab)	Participation Agreement – Northern Lights (Probabilities)(v)
(ac)	Participation Agreement – Oppenheimer(r)
(ad)	Participation Agreement – PIMCO(s)
(ae)	Participation Agreement – Pioneer(t)
(af)	Participation Agreement – Putnam(t)
(ag)	Participation Agreement – Rydex(q)
(ah)	Participation Agreement – SBL Fund(w)
(ai)	Participation Agreement – SEI(w)
(aj)	Participation Agreement – T. Rowe Price(v)
(ak)	Participation Agreement – Third Avenue(r)
(al)	Participation Agreement – Two Roads Shared Trust (Redwood)(y)
(am)	Participation Agreement – Van Eck(w)
(an)	Participation Agreement – Vanguard(y)
(ao)	Participation Agreement – Virtus(v)
(ap)	Participation Agreement – Wells Fargo(u)
(aq)	Information Sharing Agreement – AIM(i)
(ar)	Information Sharing Agreement – Alps/Ibbotson(u)

(as)	Information Sharing Agreement – American Century(i)
(at)	Information Sharing Agreement – American Funds(w)
(au)	Information Sharing Agreement – Dreyfus(i)
(av)	Information Sharing Agreement – Fidelity(j)
(aw)	Information Sharing Agreement – Franklin/Templeton(o)
(ax)	Information Sharing Agreement – ING(u)
(ay)	Information Sharing Agreement – Ivy(u)
(az)	Information Sharing Agreement – Janus(f)
(ba)	Information Sharing Agreement – Legg Mason(o)
(bb)	Information Sharing Agreement – MFS(i)
(bc)	Information Sharing Agreement – Neuberger Berman(l)
(bd)	Information Sharing Agreement – Oppenheimer(i)
(be)	Information Sharing Agreement – PIMCO(i)
(bf)	Information Sharing Agreement – Putnam(u)
(bg)	Information Sharing Agreement – Rydex(i)
(bh)	Information Sharing Agreement – SBL Fund(g)
(bi)	Information Sharing Agreement – T. Rowe(g)
(bj)	Information Sharing Agreement – Van Eck(u)
(bk)	Information Sharing Agreement – Wells Fargo(j)
(9)	Opinion of Counsel(x)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of Stephen A. Crane, Wayne S. Diviney, John F. Guyot, Stephen R. Herbert, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, Katherine P. White, and Douglas G. Wolff (y)
(b)	Power of Attorney of John P. Wohletz
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(i)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2007).
(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).

(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2013).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2014).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2015).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016).
Item 25.	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chief Executive Officer and Director
Douglas G. Wolff*	President and Director
John F. Guyot*	Senior Vice President, General Counsel, Secretary, and Director
Roger S. Offermann*	Senior Vice President, Lead Actuary and Director
Barry G. Ward*	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer and Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Rui Guo	Vice President and Product Actuary
John Keddy	Vice President, Chief Technology Officer and Chief Information Security Officer
Susan J. Lacey	Vice President and Controller
Jeanne R. Slusher*	Vice President and Director of Audit
Christopher D. Swickard	Vice President, Associate General Counsel and Assistant Secretary
John Wohletz	Vice President and Chief Accounting Officer
Peggy S. Avey 350 Park Avenue, 14th Floor New York, New York 10022	Second Vice President, Chief Administrative Officer, and Assistant Secretary
Carmen R. Hill*	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (“FSBL” or “the Company”), is wholly-owned subsidiary of SBL Holdings, LLC.  The Registrant is a segregated asset account of FSBL.  The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1717 Vine Management, LLC	CA	100%	by SBE Hotel Group, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1775 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
1801 SBE Eats, LLC	CA	50%	by YDS 1801 Eats
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
37-41 Mortimer GP LTD	UK	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	UK	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	UK	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	UK	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	UK	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	UK	45.7%	by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	Jersey	99.99%	by 37-41 Mortimer Street LLP
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC
45-501, LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
6021 Hollywood Investor, LLC	DE	100%	by 6021 Hollywood Manager, LLC
6021 Hollywood Manager, LLC	DE	100%	by SBE Restaurant Group, LLC
6021 Hollywood Operating Company, LLC	DE	100%	by 6022 Hollywood Manager, LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by 700 Edgewater Development Parent, LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC

Name	Jurisdiction	Percent of Voting Securities Owned
700 Edgewater Development, LLC	DE	100%	by 700 Edgewater Development Mezz, LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by 720 NE Street LLC
720 NE Street LLC	DE	50%	by Che NE Street LLC
720 NE Street PropCo LLC	DE	100%	by 720 NE Street Holdco LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by Wanamaker Portfolio Trust, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Business Aviation LLC
Alex Inc.	DE	100%	by Direct Holdings Americas, Inc.
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Aurify Brands, LLC	NY	56.7%	by Wanamaker Portfolio Trust, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bath Road Properties Ltd.	UK	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by DCP LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Broad and Sprice Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Cain Hoy Enterprises LP	DE	0%	Mgmt. by Eldridge GP LP LLC
Cain Hoy Enterprises UK Limited	UK	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	UK	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	Malta	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain Hoy Enterprises LP
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape Soho Holdings	NY	80%	by Cape SoHo Hotel LLC
Cape SoHo Hotel LLC	NY	20%	by MHG 150 Lafayette Investment LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cash4Gold LLC	DE	100%	by Lifestyle Products Group LLC
CBAM Business Services LLC	DE	100%	by EL Funding, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celtic Cruise, LLC	DE	100%	by ECP Charter Cruises LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLc	DE	100%	by Cain Hoy UK Holdings Limited
CH Funding, LLC	Ireland	100%	by Security Benefit Corporation
CH Galliard (Courchevef PW) LLP	UK	75%	by CH Capital A Holdings LLc
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	50%	by CH Capital A Holdings LLc
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings
CHE Miami Holdings	DE	100%	by CHE US Holdings LLC
Che NE Street LLC	DE	100%	by CHE Miami Holdings
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings
CHE UK GP Limited	Jersey	100%	by Cain Hoy Enterprises LP
CHE UK Holdings LP	Jersey	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain Hoy Enterprises LP
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
CLC Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Click Records, Inc.	DE	100%	by Dick Clark Productions, Inc.
Clift Holdings LLC	DE	100%	Mgmt. by Morgans Group LLC
CLIO Awards LLC	DE	100%	by Mediabistro Holdings LLC
Colpy Limited	Jersey Limited	100%	by Dynamo PW S.a.r.l.
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
CP Investment Holdings, LLC	DE	100%	by DCP Holdco II
CPD Funding 2016-1 LLC	DE	100%	by CBAM Funding 2016-1 LLC
CPI Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Craneshaw House Limited	UK	66%	by Galliard Developments Ltd
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dark Star Media, LLC	DE	100%	by DS Funding LLC
DC Company Music, Inc.	CA	100%	by Dick Clark Productions, Inc.
DCP Corp.	DE	100%	by DCP LLC
DCP Funding LLC	DE	81.5%	by DS DCP Holdings LLC
DCP Guaranty Services, LLC	DE	100%	by Dick Clark Productions, Inc.
DCP Holdco I	DE	100%	by DCP Funding LLC
DCP Holdco II	DE	100%	by DCP Holdco I
DCP LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
DCP TL Funding LLC	DE	50%	by CP Investment Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Dcpg investco, LLC	DE	100%	by DCP LLC
Dcpl investco, LLC	DE	100%	by DCP LLC
DHAI Video LLC	DE	100%	by Direct Global Holdings LLC
Dick Clark Communications, Inc.	DE	100%	by Dick Clark Productions, Inc.
Dick Clark Features, Inc.	CA	100%	by Dick Clark Productions, Inc.
Dick Clark Film Group, Inc.	CA	100%	by Dick Clark Productions, Inc.
DicK Clark Kids, Inc.	DE	100%	by Dick Clark Productions, Inc.
Dick Clark Media Archives, Inc.	CA	100%	by Dick Clark Productions, Inc.
Dick Clark Productions, Inc.	DE	100%	by DCP LLC
Dick Clark Restaurants, Inc.	DE	100%	by Dick Clark Productions, Inc.
Direct Global Holdings LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Global Holdings LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Global Holdings LLC
Direct Holdings Custom Publishing Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Education	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Global Holdings LLC
DLSV 2015-1,LLC	KS	100%	by Security Benefit Corporation
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS DCP Holdings LLC	DE	100%	by Dark Star Media, LLC
DS Funding LLC	DE	100%	by DSF Parent LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media, LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media, LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media, LLC
DSF Parent LLC	DE	100%	by EL Funding, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	Luxembourg	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	Luxembourg	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	Luxembourg	100%	by Dynamo Holdings SCSP
EBSAM LLC	DE	100%	by EL Funding, LLC
ECP Charter Cruises LLC	DE	100%	by Direct Holdings Cruise Production LLC
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Industries, LLC	DE	65.5%	by SBT Investors, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Ellicott Limited	Jersey	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	20%	by Wanamaker Portfolio Trust, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Epic Aero, Inc.	DE	18%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.
Fairchild Place Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
Family Secret Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	England, Wales	100%	by One Sky Flight, LLC
Flexjet, LLC	England, Wales	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	Ireland	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
FX Leasing, LLC	DE	100%	by SCF Business Aviation LLC
Galliard Developments Ltd	UK	100%	by GDL Holdco Limited
GDL (Cheltenham) Holdings Ltd	UK	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	UK	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	UK	66%	by Galliard Developments Ltd
GDL (Luton) Holdings Ltd	UK	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	UK	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	UK	100%	by Galliard Developments Ltd
GDL Holdco Limited	UK	50%	by CH Capital A Holdings LLc
Generate Entertainment, Inc.	DE	100%	by DCP LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GHL (Romford) Limited	UK	100%	by Galliard Developments Ltd
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Grand Avenue SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
Haworth Limited	Jersey Limited	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
HLAAA JV, LLC	DE	25%	by SBE/Hyde Miami, LLC
Hollywood Awards LLC	CA	100%	by Dick Clark Productions, Inc.
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
ISBE Brand Owner, LLC	DE	50%	by ISBE SBE Member, LLC
ISBE SBE Member, LLC	DE	100%	by SBE Licensing, LLC
Jessica House Developments Ltd	UK	95%	by Galliard Developments Ltd
KAL Aircraft, LLC	KS	100%	by Security Benefit Corporation
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC
KBM Holdco, LTD, LLC	BVI	100%	by SBE KBM Holdings, LLC
KBM Operating Company, LTD	Bahamas	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by DCP LLC
Kilmorie Investments LLP	UK	100%	by Kilmorie Properties Ltd
Kilmorie Properties Ltd	UK	100%	by Galliard Developments Ltd
KitchenTek Holdings LLC	DE	100%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Lifestyle Products Group LLC	DE	50%	by Direct Global Holdings LLC
Louisiana DCP Productions, LLC	LA	100%	by Dick Clark Productions, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise II, LLC	DE	100%	by ECP Charter Cruises LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcpLLC	DE	50%	by Dick Clark Productions, Inc.
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	UK	100%	by 37-41 Mortimer Street LLP
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	59.53%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	Mexico	99%	by MHG Mexico LLC
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC

Name	Jurisdiction	Percent of Voting Securities Owned
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PR	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by Miami Waterfront Ventures Parent, LLC
Miami Waterfront Ventures Parent, LLC	DE	40%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by Miami Waterfront Ventures Mezz, LLC
Mill Link Developments Limited	UK	100%	by Galliard Developments Ltd
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Monterra Trust FA Holdings, LLC	NJ	100%	by Monterra Trust
Morgans Group LLC	DE	100%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	UK	100%	by Royalton London LLC
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans Newco Limited	UK	100%	by Royalton Europe Holdings LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	52.4%	by DCP LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by DCP TL Funding LLC
MRC Funding Holdco II, LLC	DE	100%	by Eldridge Industries, LLC
MRC Funding Holdco LLC	DE	100%	by MRC Funding Holdco II, LLC
MRC Funding LLC	DE	100%	by MRC Funding Holdco LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC
Newco London City Limited	UK	100%	by Morgans Hotel Group U.K. Management Limited
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
North Woolwich Road Developments Limited	UK	100%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Orchard Wharf Developments Ltd	UK	33.3%	by Galliard Developments Ltd
Padfield AH, LLC	DE	100%	by SL Funding, LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Primary Issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Prometheus Global Media, LLC	DE	100%	by Prometheus Global Media Holdings, LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Rock and Romance Cruise LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
Royalton UK Development Limited	UK	100%	by Royalton London LLC
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC
SA Leasing, LLC	DE	100%	by SCF Business Aviation LLC
Sager House (Almedia) Limited	UK	69.4%	by CH Capital A Holdings LLc
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sarena Holdings Ltd	UK	100%	by Galliard Developments Ltd
Sarena House LLP	UK	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SB Funding 2016-1, LLC	KS	100%	by Security Benefit Corporation
SB Funding 2016-2, LLC	KS	100%	by Security Benefit Corporation
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Las Vegas Redevelopment I, LLC	NV	100%	by SBEEG Holdings, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG BM Employer, LTD	Bahamas	100%	by SBE Hotel Group, LLC
SBEHG Las Vegas I, LLC	DE	99.9%	by SBEHG LVI Holdco Company, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London Limited	UK	100%	by SC London LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC
SCF Business Aviation LLC	DE	100%	by SCF Funding LLC
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Business Aviation LLC
SCF Maverick LLC	DE	100%	by SCF Business Aviation LLC
SCF Merlin LLC	DE	100%	by SCF Business Aviation LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Funding II LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Funding III LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Master Funding I LLC	DE	100%	by SCF Realty Capital Trust LLC
SCF Realty Capital LLC	DE	100%	by SCF Funding LLC
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Capital LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Capital LLC
SCFRC-HW-1815 Quintard Avenue-Anniston LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-2421 South MacArthur Drive-Alexandria LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-3355 International Boulevard-Brownsville LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-4555 West Forest Home Avenue-Greenfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-7434 North Vancouver Avenue-Portland LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-755 Page Boulevard-Springfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-839 North Glenstone Avenue-Springfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-8584 West Dempster Street-Niles LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-909 North Kingshighway Blvd-St. Louis LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Ship of Fear, LLC	DE	100%	by ECP Charter Cruises LLC
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SLS Hotels Asia Limited	Hong Kong	100%	by SBE Hotel Group, LLC
SN SBE Eats, LLC	DE	10%	by SBEEG Holdings, LLC
SN SBE Eats, LLC	DE	10%	by YDS 1801 Eats
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise II, LLC	DE	100%	by ECP Charter Cruises LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	UK	100%	by South Audley Street LLP
South Audley Street LLP	UK	75%	by CH Capital A Holdings LLc
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Maimi, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
Starbones Ltd	UK	95%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, Inc.	DE	100%	by DCP LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	DE	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
TG Acquisitions Limited	UK	100%	by South Audley Street LLP
The Hollywood Reporter	DE	85%	by Prometheus Global Media, LLC
The Soul Train Cruise, LLC	DE	100%	by ECP Charter Cruises LLC
The St. James Sports and Wellness Complex LLC	DE	82%	by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	UK	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	UK	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	UK	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Commercial Tower) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	UK	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	UK	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	UK	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	UK	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	UK	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	UK	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	Jersey	99.1%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	Jersey	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	UK	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	UK	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	UK	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	UK	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	UK	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	UK	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	UK	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	UK	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	UK	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	UK	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	UK	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	UK	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	UK	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	UK	60%	by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
TLLB Holdings, LLC	DE	100%	by SBEEG Holdings, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	Ireland	49%	by Flexjet Limited
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by Watson Brickell Development Parent, LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by Watson Brickell Development Mezz, LLC
Westgate House Developments Limited	UK	50%	by Galliard Developments Ltd
YDS 1775 Collins SN Member, LLC	DE	72.87%	by SBE Hotel Group, LLC
YDS 1801 Eats	CA	100%	by SBEEG Holdings, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.  As depositor of the separate accounts, FSBL might be deemed to control them.

Item 27.	Number of Contract Owners
As of February 28, 2017, there were 195 owners of Qualified Contracts and 234 owners of Non-Qualified Contracts issued under Variable Annuity Account A.
Item 28.	Indemnification
The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriters
(a)(1)	Security Distributors, LLC (“SDL”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDL also acts as principal underwriter for:
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	In addition, SDL acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)

SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(4)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Marsha L. Johnston	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$852[1]	$4,187[2]	$0	N/A

1 FSBL pays commissions to selling broker-dealers through SDL.  This is the amount paid to SDL in connection with all Contracts sold through the Separate Account.  SDL passes through to the selling broker-dealers all such amounts.
2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 350 Park Avenue, 14th Floor, New York, New York 10022, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B.
Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.
(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.
(d)	First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.
(e)	First Security Benefit Life Insurance and Annuity Company of New York represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 21st day of April 2017.
First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account A (The Registrant)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2017.
SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director
By:	*
Anthony D. Minella, Senior Vice President, Chief Investment Officer and Director
By:	*
Roger S. Offermann, Senior Vice President, Lead Actuary and Director
By:	*
Douglas G. Wolff, President and Director
By:	*
Stephen A. Crane, Director
By:	*
Stephen R. Herbert, Director
By:	*
Wayne S. Diviney, Director
By:	*
Katherine P. White, Director
*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(3)	(a)	Distribution Agreement

(8)	(q)	Participation Agreement – Ivy
(s)	Participation Agreement – JPMorgan
(t)	Participation Agreement – Legg Mason
(aa)	Participation Agreement – Northern Lights (Power Income)

(10)	Consent of Independent Registered Public Accounting Firm

(13)	(b)	Power of Attorney of John P. Wohletz